UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-Q

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Schedule of Investments

Growth Stock Portfolio

Schedule of Investments

March 31, 2016 (unaudited)

	Common Stocks (98.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (23.5%)
*	Amazon.com, Inc.	45,493	27,006
	CBS Corp. - Class B	212,341	11,698
*	Charter Communications, Inc. - Class A	41,572	8,415
	Comcast Corp. - Class A	233,012	14,232
	Delphi Automotive PLC	126,894	9,520
	Hanesbrands, Inc.	372,946	10,569
	The Home Depot, Inc.	174,185	23,242
	The Interpublic Group of Cos., Inc.	491,285	11,275
	McDonald’s Corp.	152,049	19,110
	NIKE, Inc. - Class B	184,930	11,368
*	The Priceline Group, Inc.	10,593	13,654
*	Tesla Motors, Inc.	33,111	7,608
	Tiffany & Co.	40,694	2,986
	The TJX Cos., Inc.	178,806	14,009
*	Ulta Salon, Cosmetics & Fragrance, Inc.	58,974	11,426

	Total		196,118

	Consumer Staples (10.4%)
	The Coca-Cola Co.	134,536	6,241
	ConAgra Foods, Inc.	346,318	15,453
	The Estee Lauder Cos., Inc. - Class A	150,199	14,165
	Molson Coors Brewing Co. - Class B	138,345	13,306
	Mondelez International, Inc.	320,467	12,857
	PepsiCo, Inc.	242,608	24,863

	Total		86,885

	Energy (1.0%)
	Schlumberger, Ltd.	116,213	8,571

	Total		8,571

	Common Stocks (98.9%)	Shares/ $ Par	Value $ (000’s)

	Financials (5.8%)
	BlackRock, Inc.	31,905	10,866
	Federated Investors, Inc. - Class B	283,891	8,190
	Intercontinental Exchange, Inc.	48,283	11,353
	The Progressive Corp.	243,190	8,546
*	Synchrony Financial	342,878	9,827

	Total		48,782

	Health Care (14.9%)
	AbbVie, Inc.	300,457	17,162
*	Biogen, Inc.	45,260	11,782
*	BioMarin Pharmaceutical, Inc.	57,210	4,719
*	Boston Scientific Corp.	560,901	10,551
	Bristol-Myers Squibb Co.	195,117	12,464
	Cardinal Health, Inc.	100,143	8,207
*	Centene Corp.	137,769	8,482
	DENTSPLY SIRONA, Inc.	132,927	8,192
	Eli Lilly and Co.	135,832	9,781
	Medtronic PLC	151,568	11,368
	UnitedHealth Group, Inc.	116,568	15,026
*	Vertex Pharmaceuticals, Inc.	86,757	6,896

	Total		124,630

	Industrials (9.3%)
	Danaher Corp.	156,392	14,835
	Honeywell International, Inc.	192,594	21,580
	Raytheon Co.	105,354	12,920
	Union Pacific Corp.	225,069	17,904
	United Technologies Corp.	103,340	10,344

	Total		77,583

	Common Stocks (98.9%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (31.8%)
*	Alphabet, Inc. - Class A	28,080	21,422
*	Alphabet, Inc. - Class C	34,309	25,558
	Apple, Inc.	482,020	52,535
	Broadcom, Ltd.	81,739	12,629
	Cisco Systems, Inc.	521,129	14,837
*	Citrix Systems, Inc.	144,062	11,320
*	Cognizant Technology Solutions Corp. - Class A	157,275	9,861
*	Facebook, Inc. - Class A	289,266	33,005
	Intuit, Inc.	99,456	10,344
	Oracle Corp.	480,319	19,650
*	Salesforce.com, Inc.	191,130	14,111
*	Splunk, Inc.	144,120	7,052
	Visa, Inc. - Class A	331,466	25,351
*	Workday, Inc.- Class A	110,993	8,529

	Total		266,204

	Materials (2.2%)
	The Dow Chemical Co.	199,691	10,156
	The Sherwin-Williams Co.	28,154	8,015

	Total		18,171

	Total Common Stocks
	(Cost: $689,527)		826,944

	Total Investments (98.9%)
	(Cost: $689,527)(a)		826,944

	Other Assets, Less
	Liabilities (1.1%)		9,493

	Net Assets (100.0%)		836,437

Growth Stock Portfolio

*	Non-Income Producing

(a)	At March 31, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $689,527 and the net unrealized appreciation of investments based on that cost was $137,417 which is comprised of $154,954 aggregate gross unrealized appreciation and $17,537 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$826,944	$-	$-
Total Assets:	$826,944	$-	$-

Focused Appreciation Portfolio

Schedule of Investments

March 31, 2016 (unaudited)

	Common Stocks (99.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (9.3%)
*	Amazon.com, Inc.	74,857	44,438
	Lowe’s Cos., Inc.	92,178	6,982
	Yum! Brands, Inc.	241,497	19,767

	Total		71,187

	Consumer Staples (18.0%)
	The Coca-Cola Co.	651,170	30,208
	Danone SA, ADR	2,068,273	29,390
*	Monster Beverage Corp.	235,235	31,376
	The Procter & Gamble Co.	326,781	26,897
	SABMiller PLC, ADR	324,542	19,829

	Total		137,700

	Energy (2.6%)
	Schlumberger, Ltd.	264,705	19,522

	Total		19,522

	Financials (5.7%)
	American Express Co.	112,634	6,916
	FactSet Research Systems, Inc.	95,798	14,516
	Greenhill & Co., Inc.	47,934	1,064
	SEI Investments Co.	498,092	21,443

	Total		43,939

	Common Stocks (99.1%)	Shares/ $ Par	Value $ (000’s)

	Health Care (13.3%)
	Amgen, Inc.	109,036	16,348
*	Cerner Corp.	290,608	15,391
	Merck & Co., Inc.	188,751	9,987
	Novartis AG, ADR	230,867	16,724
	Novo Nordisk A/S, ADR	486,988	26,390
*	Varian Medical Systems, Inc.	214,239	17,143

	Total		101,983

	Industrials (5.9%)
	Expeditors International of Washington, Inc.	480,012	23,430
	United Parcel Service, Inc. - Class B	204,904	21,611

	Total		45,041

	Information Technology (44.3%)
*	Alibaba Group Holding, Ltd., ADR	443,320	35,036
*	Alphabet, Inc. - Class A	30,682	23,407
*	Alphabet, Inc. - Class C	30,764	22,918
	Analog Devices, Inc.	53,187	3,148
	ARM Holdings PLC, ADR	349,031	15,249
*	Autodesk, Inc.	337,570	19,684
	Automatic Data Processing, Inc.	78,799	7,069
	Cisco Systems, Inc.	1,328,605	37,825
*	Facebook, Inc. - Class A	433,439	49,455

Common Stocks (99.1%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Microsoft Corp.	366,620	20,248
Oracle Corp.	916,668	37,501
QUALCOMM, Inc.	539,118	27,571
Visa, Inc. - Class A	512,634	39,206

Total		338,317

Total Common Stocks
(Cost: $752,494)		757,689

Total Investments (99.1%)
(Cost: $752,494)(a)		757,689

Other Assets, Less
Liabilities (0.9%)		6,750

Net Assets (100.0%)		764,439

Focused Appreciation Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $752,494 and the net unrealized appreciation of investments based on that cost was $5,195 which is comprised of $45,937 aggregate gross unrealized appreciation and $40,742 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$757,689	$-	$-
Total Assets:	$757,689	$-	$-

Large Cap Core Stock Portfolio

Schedule of Investments

March 31, 2016 (unaudited)

Common Stocks (99.6%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (9.1%)
Comcast Corp. - Class A	166,952	10,197
McDonald’s Corp.	56,078	7,048
NIKE, Inc. - Class B	89,260	5,487
Target Corp.	69,353	5,706
Twenty-First Century Fox, Inc.	238,110	6,639
Twenty-First Century Fox, Inc. - Class B	20,000	564
The Walt Disney Co.	106,433	10,570

Total		46,211

Consumer Staples (25.7%)
Altria Group, Inc.	251,208	15,741
Anheuser-Busch InBev NV, ADR	58,900	7,342
The Coca-Cola Co.	442,135	20,511
Constellation Brands, Inc. - Class A	17,500	2,644
The Estee Lauder Cos., Inc. - Class A	115,111	10,856
Nestle SA, ADR	212,032	15,820
PepsiCo, Inc.	102,825	10,537
Philip Morris International, Inc.	285,828	28,043
The Procter & Gamble Co.	121,722	10,019
Walgreens Boots Alliance, Inc.	112,558	9,482

Total		130,995

Energy (11.2%)
Chevron Corp.	159,447	15,211
ConocoPhillips	153,870	6,196
Exxon Mobil Corp.	252,081	21,071
Occidental Petroleum Corp.	147,490	10,093
TOTAL SA, ADR	102,307	4,647

Total		57,218

	Common Stocks (99.6%)	Shares/ $ Par	Value $ (000’s)

	Financials (12.1%)
	American Express Co.	123,717	7,596
	BlackRock, Inc.	28,303	9,639
	Chubb, Ltd.	112,744	13,433
	Intercontinental Exchange, Inc.	23,500	5,526
	JPMorgan Chase & Co.	205,355	12,161
	State Street Corp.	110,300	6,455
	Wells Fargo & Co.	142,323	6,883

	Total		61,693

	Health Care (12.1%)
	Abbott Laboratories	210,238	8,794
	AbbVie, Inc.	183,672	10,491
*	Alexion Pharmaceuticals, Inc.	28,410	3,955
*	Celgene Corp.	49,900	4,995
	Gilead Sciences, Inc.	63,800	5,861
	Novartis AG, ADR	88,103	6,382
	Novo Nordisk A/S, ADR	232,835	12,617
	Roche Holding AG, ADR	282,464	8,651

	Total		61,746

	Industrials (4.4%)
	Canadian Pacific Railway, Ltd.	49,754	6,602
	Union Pacific Corp.	69,800	5,552
	United Technologies Corp.	102,476	10,258

	Total		22,412

	Common Stock (99.6%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (22.7%)
*	Alphabet, Inc. - Class C	20,980	15,629
	Apple, Inc.	247,589	26,985
	ASML Holding NV	54,900	5,511
	Automatic Data Processing, Inc.	32,040	2,874
*	Facebook, Inc. - Class A	158,500	18,085
	Microsoft Corp.	282,150	15,583
	Oracle Corp.	162,324	6,641
	Texas Instruments, Inc.	206,233	11,842
*	VeriSign, Inc.	42,000	3,719
	Visa, Inc. - Class A	78,800	6,027
	Xilinx, Inc.	58,244	2,762

	Total		115,658

	Materials (2.3%)
	Air Products & Chemicals, Inc.	35,797	5,157
	Praxair, Inc.	57,826	6,618

	Total		11,775

	Total Common Stocks
	(Cost: $425,269)		507,708

	Total Investments (99.6%)
	(Cost: $425,269)(a)		507,708

	Other Assets, Less
	Liabilities (0.4%)		2,120

	Net Assets (100.0%)		509,828

Large Cap Core Stock Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $425,269 and the net unrealized appreciation of investments based on that cost was $82,440 which is comprised of $97,758 aggregate gross unrealized appreciation and $15,319 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$507,708	$-	$-
Total Assets:	$507,708	$-	$-

Large Cap Blend Portfolio

Schedule of Investments

March 31, 2016 (unaudited)

Common Stocks (91.7%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (19.2%)
Comcast Corp. - Class A	117,900	7,201
Dollar General Corp.	86,200	7,379
Omnicom Group, Inc.	78,775	6,556
Ross Stores, Inc.	78,050	4,519
Twenty-First Century Fox, Inc.	80,200	2,236
Twenty-First Century Fox, Inc. - Class B	59,775	1,686

Total		29,577

Consumer Staples (9.3%)
Danone SA, ADR	419,600	5,962
Nestle SA, ADR	63,500	4,738
Unilever PLC, ADR	81,400	3,678

Total		14,378

Energy (5.8%)
Devon Energy Corp.	110,300	3,027
Schlumberger, Ltd.	79,075	5,832

Total		8,859

	Common Stocks (91.7%)	Shares/ $ Par	Value $ (000’s)

	Financials (17.5%)
	American Express Co.	60,825	3,735
	The Bank of New York Mellon Corp.	147,275	5,424
*	Berkshire Hathaway, Inc. - Class B	51,875	7,360
	Comerica, Inc.	107,725	4,079
	The Progressive Corp.	177,775	6,247

	Total		26,845

	Health Care (6.5%)
	AmerisourceBergen Corp.	27,725	2,400
	UnitedHealth Group, Inc.	58,675	7,563

	Total		9,963

	Industrials (15.2%)
	3M Co.	18,575	3,095
	Expeditors International of Washington, Inc.	108,825	5,312
	Honeywell International, Inc.	34,700	3,888
	PACCAR, Inc.	87,225	4,770
	Rockwell Automation, Inc.	14,775	1,681
	Stanley Black & Decker, Inc.	44,200	4,650

	Total		23,396

	Common Stocks (91.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (14.8%)
	Accenture PLC - Class A	56,975	6,575
*	eBay, Inc.	195,400	4,662
	Microsoft Corp.	115,050	6,354
	TE Connectivity, Ltd.	84,800	5,251

	Total		22,842

	Materials (3.4%)
	Potash Corp. of Saskatchewan, Inc.	306,400	5,215

	Total		5,215

	Total Common Stocks
	(Cost: $126,521)		141,075

	Total Investments (91.7%)
	(Cost: $126,521)(a)		141,075

	Other Assets, Less
	Liabilities (8.3%)		12,799

	Net Assets (100.0%)		153,874

Large Cap Blend Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $126,521 and the net unrealized appreciation of investments based on that cost was $14,554 which is comprised of $23,502 aggregate gross unrealized appreciation and $8,948 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$141,075	$-	$-
Total Assets:	$141,075	$-	$-

Index 500 Stock Portfolio

Schedule of Investments

March 31, 2016 (unaudited)

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.7%)
	Advance Auto Parts, Inc.	9,767	1,566
*	Amazon.com, Inc.	51,428	30,530
*	AutoNation, Inc.	9,855	460
*	AutoZone, Inc.	4,024	3,206
*	Bed Bath & Beyond, Inc.	21,790	1,082
	Best Buy Co., Inc.	37,527	1,217
	BorgWarner, Inc.	29,123	1,118
	Cablevision Systems Corp. - Class A	29,640	978
*	CarMax, Inc.	26,071	1,332
	Carnival Corp.	60,026	3,168
	CBS Corp. - Class B	56,186	3,095
*	Chipotle Mexican Grill, Inc.	4,002	1,885
	Coach, Inc.	36,990	1,483
	Comcast Corp. - Class A	324,073	19,794
	D.R. Horton, Inc.	43,836	1,325
	Darden Restaurants, Inc.	15,373	1,019
	Delphi Automotive PLC	36,968	2,773
*	Discovery Communications, Inc.	31,700	856
*	Discovery Communications, Inc. - Class A	19,992	572
	Dollar General Corp.	38,753	3,317
*	Dollar Tree, Inc.	31,275	2,579
	Expedia, Inc.	15,783	1,702
	Ford Motor Co.	519,308	7,011
	GameStop Corp. - Class A	13,942	442
	The Gap, Inc.	30,143	886
	Garmin, Ltd.	15,668	626
	General Motors Co.	187,213	5,884
	Genuine Parts Co.	19,916	1,979
	The Goodyear Tire & Rubber Co.	35,570	1,173
	H&R Block, Inc.	31,428	830
	Hanesbrands, Inc.	52,171	1,479
	Harley-Davidson, Inc.	24,512	1,258
	Harman International Industries, Inc.	9,476	844
	Hasbro, Inc.	14,961	1,198
	The Home Depot, Inc.	168,884	22,534
	The Interpublic Group of Cos., Inc.	53,564	1,229
	Johnson Controls, Inc.	86,346	3,365
	Kohl’s Corp.	25,284	1,179
	L Brands, Inc.	33,927	2,979
	Leggett & Platt, Inc.	18,075	875
	Lennar Corp. - Class A	23,991	1,160
	Lowe’s Cos., Inc.	121,893	9,233
	Macy’s, Inc.	41,332	1,822

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Marriott International, Inc. - Class A	25,323	1,803
	Mattel, Inc.	45,289	1,523
	McDonald’s Corp.	120,095	15,094
*	Michael Kors Holdings, Ltd.	23,900	1,361
*	Mohawk Industries, Inc.	8,472	1,617
*	Netflix, Inc.	57,021	5,829
	Newell Rubbermaid, Inc.	35,592	1,576
	News Corp. - Class A	50,614	646
	News Corp. - Class B	14,360	190
	NIKE, Inc. - Class B	179,808	11,053
	Nordstrom, Inc.	17,102	978
	Omnicom Group, Inc.	31,914	2,656
*	O’Reilly Automotive, Inc.	12,946	3,543
*	The Priceline Group, Inc.	6,609	8,519
	PulteGroup, Inc.	42,321	792
	PVH Corp.	10,915	1,081
	Ralph Lauren Corp.	7,743	745
	Ross Stores, Inc.	53,947	3,124
	Royal Caribbean Cruises, Ltd.	22,588	1,856
	Scripps Networks Interactive - Class A	12,636	828
	Signet Jewelers, Ltd.	10,594	1,314
	Staples, Inc.	86,015	949
	Starbucks Corp.	196,885	11,754
	Starwood Hotels & Resorts Worldwide, Inc.	22,479	1,876
	Target Corp.	80,217	6,600
	TEGNA, Inc.	29,267	687
	Tiffany & Co.	14,858	1,090
	Time Warner Cable, Inc.	37,732	7,721
	Time Warner, Inc.	105,250	7,636
	The TJX Cos., Inc.	89,182	6,988
	Tractor Supply Co.	17,814	1,612
*	TripAdvisor, Inc.	15,174	1,009
	Twenty-First Century Fox, Inc.	149,112	4,157
	Twenty-First Century Fox, Inc. - Class B	57,437	1,620
*	Under Armour, Inc.	24,196	2,053
*	Urban Outfitters, Inc.	11,564	383
	VF Corp.	45,232	2,929
	Viacom, Inc. - Class B	46,149	1,905
	The Walt Disney Co.	199,941	19,856
	Whirlpool Corp.	10,288	1,855
	Wyndham Worldwide Corp.	14,986	1,145
	Wynn Resorts, Ltd.	10,843	1,013
	Yum! Brands, Inc.	54,441	4,456

	Total		308,465

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples (10.3%)
	Altria Group, Inc.	260,799	16,342
	Archer-Daniels-Midland Co.	79,299	2,879
	Brown-Forman Corp. - Class B	13,387	1,318
	Campbell Soup Co.	23,952	1,528
(p),*	Casa Ley SA de CV	29,556	30
	Church & Dwight Co., Inc.	17,280	1,593
	The Clorox Co.	17,242	2,174
	The Coca-Cola Co.	519,026	24,078
	Coca-Cola Enterprises, Inc.	27,859	1,414
	Colgate-Palmolive Co.	118,914	8,401
	ConAgra Foods, Inc.	57,827	2,580
	Constellation Brands, Inc. - Class A	23,428	3,540
	Costco Wholesale Corp.	58,579	9,231
	CVS Health Corp.	146,321	15,178
	Dr. Pepper Snapple Group, Inc.	24,955	2,232
	The Estee Lauder Cos., Inc. - Class A	29,560	2,788
	General Mills, Inc.	79,034	5,007
	The Hershey Co.	19,105	1,759
	Hormel Foods Corp.	35,999	1,557
	The J.M. Smucker Co.	15,942	2,070
	Kellogg Co.	33,592	2,571
	Kimberly-Clark Corp.	48,072	6,466
	The Kraft Heinz Co.	79,201	6,222
	The Kroger Co.	129,834	4,966
	McCormick & Co., Inc.	15,367	1,529
	Mead Johnson Nutrition Co.	24,836	2,110
	Molson Coors Brewing Co. - Class B	24,486	2,355
	Mondelez International, Inc.	208,974	8,384
*	Monster Beverage Corp.	20,002	2,668
	PepsiCo, Inc.	192,531	19,731
	Philip Morris International, Inc.	206,375	20,247
	The Procter & Gamble Co.	353,326	29,082
(p),*	Property Development Centers LLC	29,556	1
	Reynolds American, Inc.	110,272	5,548
	Sysco Corp.	69,942	3,268
	Tyson Foods, Inc. - Class A	39,040	2,602
	Walgreens Boots Alliance, Inc.	114,953	9,684
	Wal-Mart Stores, Inc.	208,984	14,313
	Whole Foods Market, Inc.	43,239	1,345

	Total		248,791

Index 500 Stock Portfolio

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Energy (6.7%)
	Anadarko Petroleum Corp.	67,725	3,154
	Apache Corp.	50,390	2,460
	Baker Hughes, Inc.	58,323	2,556
	Cabot Oil & Gas Corp.	61,014	1,386
	California Resources Corp.	9,432	10
*	Cameron International Corp.	25,521	1,711
	Chesapeake Energy Corp.	68,921	284
	Chevron Corp.	250,839	23,930
	Cimarex Energy Co.	12,630	1,229
	Columbia Pipeline Group, Inc.	53,259	1,337
*	Concho Resources, Inc.	17,201	1,738
	ConocoPhillips	164,664	6,631
	Devon Energy Corp.	67,973	1,865
	Diamond Offshore Drilling, Inc.	8,587	187
	Ensco PLC - Class A	31,343	325
	EOG Resources, Inc.	73,245	5,316
	EQT Corp.	21,268	1,430
	Exxon Mobil Corp.	553,153	46,238
*	FMC Technologies, Inc.	30,225	827
	Halliburton Co.	114,332	4,084
	Helmerich & Payne, Inc.	14,387	845
	Hess Corp.	35,272	1,857
	Kinder Morgan, Inc.	243,742	4,353
	Marathon Oil Corp.	112,374	1,252
	Marathon Petroleum Corp.	70,494	2,621
	Murphy Oil Corp.	21,540	543
	National Oilwell Varco, Inc.	50,057	1,557
*	Newfield Exploration Co.	26,391	877
	Noble Energy, Inc.	57,122	1,794
	Occidental Petroleum Corp.	101,745	6,962
	ONEOK, Inc.	27,971	835
	Phillips 66	62,530	5,414
	Pioneer Natural Resources Co.	21,747	3,061
	Range Resources Corp.	22,589	731
	Schlumberger, Ltd.	166,932	12,311
*	Southwestern Energy Co.	51,905	419
	Spectra Energy Corp.	89,445	2,737
	Tesoro Corp.	15,891	1,367
	Transocean, Ltd.	45,590	417
	Valero Energy Corp.	62,657	4,019
	The Williams Companies, Inc.	90,919	1,461

	Total		162,131

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Financials (15.4%)
*	Affiliated Managers Group, Inc.	7,192	1,168
	Aflac, Inc.	55,945	3,532
	The Allstate Corp.	50,390	3,395
	American Express Co.	109,150	6,702
	American International Group, Inc.	153,108	8,275
	American Tower Corp.	56,464	5,780
	Ameriprise Financial, Inc.	22,507	2,116
	Aon PLC	35,975	3,758
	Apartment Investment & Management Co. - Class A	20,859	872
	Assurant, Inc.	8,628	666
	AvalonBay Communities, Inc.	18,249	3,471
	Bank of America Corp.	1,375,388	18,595
	The Bank of New York Mellon Corp.	143,298	5,278
	BB&T Corp.	103,957	3,459
*	Berkshire Hathaway, Inc. - Class B	249,559	35,407
	BlackRock, Inc.	16,815	5,727
	Boston Properties, Inc.	20,459	2,600
	Capital One Financial Corp.	70,248	4,869
*	CBRE Group, Inc.	38,734	1,116
	The Charles Schwab Corp.	160,065	4,485
	Chubb, Ltd.	61,385	7,314
	Cincinnati Financial Corp.	19,701	1,288
	Citigroup, Inc.	392,694	16,395
	Citizens Financial Group, Inc.	70,306	1,473
	CME Group, Inc.	45,077	4,330
	Comerica, Inc.	23,294	882
	Crown Castle International Corp.	44,459	3,846
	Discover Financial Services	55,172	2,809
*	E*TRADE Financial Corp.	37,657	922
	Equinix, Inc.	9,178	3,035
	Equity Residential	48,638	3,649
	Essex Property Trust, Inc.	8,713	2,038
	Extra Space Storage, Inc.	16,657	1,557
	Federal Realty Investment Trust	9,280	1,448
	Fifth Third Bancorp	104,327	1,741
	Franklin Resources, Inc.	49,733	1,942
	General Growth Properties, Inc.	77,574	2,306
	The Goldman Sachs Group, Inc.	52,320	8,213

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	The Hartford Financial Services Group, Inc.	52,838	2,435
	HCP, Inc.	62,010	2,020
	Host Hotels & Resorts, Inc.	100,204	1,673
	Huntington Bancshares, Inc.	105,900	1,010
	Intercontinental Exchange, Inc.	15,836	3,724
	Invesco, Ltd.	55,467	1,707
	Iron Mountain, Inc.	25,637	869
	JPMorgan Chase & Co.	488,884	28,952
	KeyCorp	111,303	1,229
	Kimco Realty Corp.	55,107	1,586
	Legg Mason, Inc.	14,347	498
	Leucadia National Corp.	44,391	718
	Lincoln National Corp.	32,096	1,258
	Loews Corp.	35,672	1,365
	M&T Bank Corp.	21,192	2,352
	The Macerich Co.	16,887	1,338
	Marsh & McLennan Cos., Inc.	69,428	4,221
	McGraw Hill Financial, Inc.	35,338	3,498
	MetLife, Inc.	146,077	6,419
	Moody’s Corp.	22,586	2,181
	Morgan Stanley	203,489	5,089
	Nasdaq, Inc.	15,281	1,014
	Navient Corp.	45,664	547
	Northern Trust Corp.	28,671	1,868
	People’s United Financial, Inc.	41,352	659
	PNC Financial Services Group, Inc.	66,748	5,645
	Principal Financial Group, Inc.	36,126	1,425
	The Progressive Corp.	77,833	2,735
	Prologis, Inc.	69,901	3,088
	Prudential Financial, Inc.	59,408	4,290
	Public Storage	19,618	5,411
	Realty Income Corp.	33,356	2,085
	Regions Financial Corp.	171,541	1,347
	Simon Property Group, Inc.	41,214	8,560
	SL Green Realty Corp.	13,327	1,291
	State Street Corp.	53,283	3,118
	SunTrust Banks, Inc.	67,267	2,427
*	Synchrony Financial	111,068	3,183
	T. Rowe Price Group, Inc.	33,058	2,428
	Torchmark Corp.	15,022	814
	The Travelers Cos., Inc.	39,291	4,586
	U.S. Bancorp	217,529	8,830
	UDR, Inc.	35,583	1,371
	Unum Group	31,816	984
	Ventas, Inc.	44,765	2,818
	Vornado Realty Trust	23,612	2,230
	Wells Fargo & Co.	615,365	29,759
	Welltower, Inc.	47,305	3,280

Index 500 Stock Portfolio

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Weyerhaeuser Co.	105,148	3,257
	Willis Towers Watson PLC	18,405	2,184
	XL Group PLC	38,868	1,430
	Zions Bancorporation	27,241	660

	Total		373,925

	Health Care (14.0%)
	Abbott Laboratories	196,238	8,209
	AbbVie, Inc.	214,619	12,259
	Aetna, Inc.	46,567	5,232
	Agilent Technologies, Inc.	43,659	1,740
*	Alexion Pharmaceuticals, Inc.	30,009	4,178
*	Allergan PLC	52,573	14,091
	AmerisourceBergen Corp.	26,000	2,250
	Amgen, Inc.	100,180	15,020
	Anthem, Inc.	34,812	4,838
	Baxalta, Inc.	90,740	3,666
	Baxter International, Inc.	72,978	2,998
	Becton, Dickinson and Co.	28,214	4,283
*	Biogen, Inc.	29,128	7,583
*	Boston Scientific Corp.	179,602	3,378
	Bristol-Myers Squibb Co.	222,374	14,205
	C.R. Bard, Inc.	9,822	1,991
	Cardinal Health, Inc.	43,867	3,595
*	Celgene Corp.	104,119	10,421
*	Cerner Corp.	40,309	2,135
	Cigna Corp.	34,068	4,675
*	DaVita HealthCare Partners, Inc.	22,072	1,620
	DENTSPLY SIRONA, Inc.	32,138	1,981
*	Edwards Lifesciences Corp.	28,585	2,521
	Eli Lilly and Co.	129,653	9,336
*	Endo International PLC	27,230	766
*	Express Scripts Holding Co.	88,985	6,112
	Gilead Sciences, Inc.	182,066	16,724
*	HCA Holdings, Inc.	40,714	3,178
*	Henry Schein, Inc.	10,915	1,884
	Humana, Inc.	19,754	3,614
*	Illumina, Inc.	19,581	3,174
*	Intuitive Surgical, Inc.	4,979	2,993
	Johnson & Johnson	367,551	39,769
*	Laboratory Corp. of America Holdings	13,547	1,587
*	Mallinckrodt PLC	14,907	913
	McKesson Corp.	30,448	4,788
	Medtronic PLC	187,302	14,048
	Merck & Co., Inc.	369,669	19,559
*	Mylan NV	54,903	2,545
	Patterson Cos., Inc.	11,125	518
	PerkinElmer, Inc.	14,624	723
	Perrigo Co. PLC	19,501	2,495

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	Pfizer, Inc.	805,621	23,879
	Quest Diagnostics, Inc.	19,016	1,359
*	Regeneron Pharmaceuticals, Inc.	10,400	3,748
	St. Jude Medical, Inc.	37,778	2,078
	Stryker Corp.	41,733	4,477
*	Tenet Heathcare Corp.	13,124	380
	Thermo Fisher Scientific, Inc.	52,783	7,473
	UnitedHealth Group, Inc.	126,631	16,323
	Universal Health Services, Inc. - Class B	12,040	1,502
*	Varian Medical Systems, Inc.	12,721	1,018
*	Vertex Pharmaceuticals, Inc.	32,820	2,609
*	Waters Corp.	10,823	1,428
	Zimmer Biomet Holdings, Inc.	23,836	2,542
	Zoetis, Inc.	60,925	2,701

	Total		339,112

	Industrials (10.0%)
	3M Co.	80,592	13,429
	The ADT Corp.	22,021	909
	Allegion PLC	12,800	815
	American Airlines Group, Inc.	80,323	3,294
	AMETEK, Inc.	31,374	1,568
	The Boeing Co.	82,952	10,530
	C.H. Robinson Worldwide, Inc.	19,080	1,416
	Caterpillar, Inc.	77,566	5,937
	Cintas Corp.	11,667	1,048
	CSX Corp.	128,293	3,303
	Cummins, Inc.	21,594	2,374
	Danaher Corp.	79,631	7,554
	Deere & Co.	39,902	3,072
	Delta Air Lines, Inc.	103,699	5,048
	Dover Corp.	20,648	1,328
	The Dun & Bradstreet Corp.	4,818	497
	Eaton Corp. PLC	61,126	3,824
	Emerson Electric Co.	85,664	4,658
	Equifax, Inc.	15,812	1,807
	Expeditors International of Washington, Inc.	24,256	1,184
	Fastenal Co.	38,432	1,883
	FedEx Corp.	34,142	5,556
	Flowserve Corp.	17,326	769
	Fluor Corp.	18,504	994
	General Dynamics Corp.	38,960	5,118
	General Electric Co.	1,242,850	39,510
	Honeywell International, Inc.	102,475	11,482
	Illinois Tool Works, Inc.	43,609	4,467
	Ingersoll-Rand PLC	34,213	2,122

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	J.B. Hunt Transport Services, Inc.	11,867	1,000
*	Jacobs Engineering Group, Inc.	16,322	711
	Kansas City Southern	14,452	1,235
	L-3 Communications Holdings, Inc.	10,366	1,228
	Lockheed Martin Corp.	34,995	7,751
	Masco Corp.	44,480	1,399
	Nielsen Holdings PLC	48,203	2,538
	Norfolk Southern Corp.	39,720	3,307
	Northrop Grumman Corp.	24,102	4,770
	PACCAR, Inc.	46,801	2,560
	Parker Hannifin Corp.	17,996	1,999
	Pentair PLC	24,302	1,319
	Pitney Bowes, Inc.	25,516	550
*	Quanta Services, Inc.	21,283	480
	Raytheon Co.	39,827	4,884
	Republic Services, Inc.	31,697	1,510
	Robert Half International, Inc.	17,471	814
	Rockwell Automation, Inc.	17,506	1,991
	Rockwell Collins, Inc.	17,467	1,611
	Roper Technologies, Inc.	13,462	2,460
	Ryder System, Inc.	7,125	462
	Snap-on, Inc.	7,738	1,215
	Southwest Airlines Co.	84,992	3,808
	Stanley Black & Decker, Inc.	20,291	2,135
*	Stericycle, Inc.	11,320	1,428
	Textron, Inc.	36,120	1,317
	Tyco International PLC	56,560	2,076
	Union Pacific Corp.	112,744	8,969
*	United Continental Holdings, Inc.	47,884	2,866
	United Parcel Service, Inc. - Class B	91,933	9,696
*	United Rentals, Inc.	12,118	754
	United Technologies Corp.	103,615	10,372
*	Verisk Analytics, Inc.	20,592	1,646
	W.W. Grainger, Inc.	7,565	1,766
	Waste Management, Inc.	55,206	3,257
	Xylem, Inc.	23,775	972

	Total		242,352

	Information Technology (20.6%)
	Accenture PLC - Class A	83,639	9,652
	Activision Blizzard, Inc.	67,553	2,286
*	Adobe Systems, Inc.	66,378	6,226
*	Akamai Technologies, Inc.	23,543	1,308
*	Alliance Data Systems Corp.	7,894	1,737
*	Alphabet, Inc. - Class A	38,972	29,732
*	Alphabet, Inc. - Class C	39,583	29,487

Index 500 Stock Portfolio

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Amphenol Corp. - Class A	41,031	2,372
	Analog Devices, Inc.	41,295	2,444
	Apple, Inc.	738,547	80,494
	Applied Materials, Inc.	150,614	3,190
*	Autodesk, Inc.	30,013	1,750
	Automatic Data Processing, Inc.	60,933	5,466
	Broadcom, Ltd.	49,391	7,631
	CA, Inc.	39,415	1,214
	Cisco Systems, Inc.	670,286	19,083
*	Citrix Systems, Inc.	20,510	1,612
*	Cognizant Technology Solutions Corp. - Class A	81,136	5,087
	Corning, Inc.	148,232	3,097
	CSRA, Inc.	18,152	488
*	eBay, Inc.	144,445	3,446
*	Electronic Arts, Inc.	41,201	2,724
	EMC Corp.	259,349	6,912
*	F5 Networks, Inc.	9,158	969
*	Facebook, Inc. - Class A	305,689	34,879
	Fidelity National Information Services, Inc.	36,776	2,328
*	First Solar, Inc.	10,167	696
*	Fiserv, Inc.	29,696	3,046
	FLIR Systems, Inc.	18,323	604
	Harris Corp.	16,604	1,293
	Hewlett Packard Enterprise Co.	228,648	4,054
	HP, Inc.	229,993	2,833
	Intel Corp.	629,244	20,356
	International Business Machines Corp.	117,752	17,834
	Intuit, Inc.	34,209	3,558
	Juniper Networks, Inc.	46,887	1,196
	KLA-Tencor Corp.	20,574	1,498
	Lam Research Corp.	21,165	1,748
	Linear Technology Corp.	31,881	1,421
	MasterCard, Inc. - Class A	130,608	12,342
	Microchip Technology, Inc.	27,107	1,307
*	Micron Technology, Inc.	138,191	1,447
	Microsoft Corp.	1,053,531	58,186
	Motorola Solutions, Inc.	21,132	1,600
	NetApp, Inc.	38,506	1,051
	NVIDIA Corp.	68,080	2,426
	Oracle Corp.	419,706	17,170
	Paychex, Inc.	42,790	2,311
*	PayPal Holdings, Inc.	148,205	5,721
*	Qorvo, Inc.	17,197	867
	QUALCOMM, Inc.	199,121	10,183
*	Red Hat, Inc.	24,326	1,813
*	Salesforce.com, Inc.	84,003	6,202
	SanDisk Corp.	26,775	2,037

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Seagate Technology PLC	39,484	1,360
	Skyworks Solutions, Inc.	25,530	1,989
	Symantec Corp.	86,877	1,597
	TE Connectivity, Ltd.	49,242	3,049
*	Teradata Corp.	17,716	465
	Texas Instruments, Inc.	133,902	7,689
	Total System Services, Inc.	22,447	1,068
*	VeriSign, Inc.	12,832	1,136
	Visa, Inc. - Class A	255,631	19,551
	Western Digital Corp.	31,005	1,465
	Western Union Co.	66,855	1,290
	Xerox Corp.	126,825	1,415
	Xilinx, Inc.	34,038	1,614
*	Yahoo!, Inc.	116,028	4,271

	Total		498,373

	Materials (2.8%)
	Air Products and Chemicals, Inc.	25,852	3,724
	Airgas, Inc.	8,683	1,230
	Alcoa, Inc.	175,138	1,678
	Avery Dennison Corp.	11,912	859
	Ball Corp.	18,876	1,346
	CF Industries Holdings, Inc.	31,047	973
	The Dow Chemical Co.	148,801	7,568
	E.I. du Pont de Nemours and Co.	116,109	7,352
	Eastman Chemical Co.	19,689	1,422
	Ecolab, Inc.	35,485	3,957
	FMC Corp.	17,803	719
	Freeport-McMoRan, Inc.	166,748	1,724
	International Flavors & Fragrances, Inc.	10,639	1,210
	International Paper Co.	54,767	2,248
	LyondellBasell Industries NV - Class A	46,056	3,941
	Martin Marietta Materials, Inc.	8,569	1,367
	Monsanto Co.	58,656	5,146
	The Mosaic Co.	46,956	1,268
	Newmont Mining Corp.	70,486	1,874
	Nucor Corp.	42,350	2,003
*	Owens-Illinois, Inc.	21,443	342
	PPG Industries, Inc.	35,534	3,962
	Praxair, Inc.	37,941	4,342
	Sealed Air Corp.	26,106	1,253
	The Sherwin-Williams Co.	10,447	2,974
	Vulcan Materials Co.	17,740	1,873
	WestRock Co.	33,813	1,320

	Total		67,675

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services (2.7%)
	AT&T, Inc.	819,350	32,094
	CenturyLink, Inc.	72,442	2,315
	Frontier Communications Corp.	155,605	870
*	Level 3 Communications, Inc.	38,501	2,035
	Verizon Communications, Inc.	542,641	29,346

	Total		66,660

	Utilities (3.4%)
	The AES Corp.	87,877	1,037
	AGL Resources, Inc.	16,035	1,045
	Ameren Corp.	32,319	1,619
	American Electric Power Co., Inc.	65,409	4,343
	American Water Works Co., Inc.	23,711	1,634
	CenterPoint Energy, Inc.	57,313	1,199
	CMS Energy Corp.	36,919	1,567
	Consolidated Edison, Inc.	39,106	2,996
	Dominion Resources, Inc.	79,444	5,968
	DTE Energy Co.	23,906	2,167
	Duke Energy Corp.	91,693	7,398
	Edison International	43,399	3,120
	Entergy Corp.	23,775	1,885
	Eversource Energy	42,250	2,465
	Exelon Corp.	122,535	4,394
	FirstEnergy Corp.	56,431	2,030
	NextEra Energy, Inc.	61,353	7,261
	NiSource, Inc.	42,590	1,003
	NRG Energy, Inc.	41,945	546
	PG&E Corp.	65,646	3,920
	Pinnacle West Capital Corp.	14,786	1,110
	PPL Corp.	89,759	3,417
	Public Service Enterprise Group, Inc.	67,458	3,180
	SCANA Corp.	19,037	1,335
	Sempra Energy	31,409	3,268
	The Southern Co.	121,592	6,290
	TECO Energy, Inc.	31,369	864
	WEC Energy Group, Inc.	42,045	2,526
	Xcel Energy, Inc.	67,607	2,827

	Total		82,414

	Total Common Stocks
	(Cost: $1,344,319)		2,389,898

	Short-Term Investments (1.1%)

	Federal Government & Agencies (1.1%)
(b)	Federal Home Loan Bank, 0.290%, 5/25/16	2,000,000	1,999
	Federal Home Loan Bank, 0.300%, 6/28/16	1,000,000	999

Index 500 Stock Portfolio

Short-Term Investments (1.1%)	Shares/ $ Par	Value $ (000’s)

Federal Government & Agencies continued
Federal Home Loan Bank, 0.330%, 4/27/16	5,000,000	4,999
Federal Home Loan Bank, 0.340%, 4/22/16	4,000,000	4,000
Federal Home Loan Bank, 0.360%, 6/17/16	2,000,000	1,999
Federal Home Loan Bank, 0.370%, 5/18/16	2,000,000	1,999
Federal Home Loan Bank, 0.390%, 6/21/16	2,000,000	1,999
Federal Home Loan Bank, 0.390%, 6/22/16	1,000,000	999
Federal Home Loan Bank, 0.410%, 5/23/16	4,000,000	3,999
Federal Home Loan Bank, 0.500%, 6/1/16	1,000,000	1,000
Federal Home Loan Mortgage Co., 0.380%, 5/10/16	3,000,000	2,999

Total Short-Term Investments
(Cost: $26,987)		26,991

Total Investments (99.7%)
(Cost: $1,371,306)(a)		2,416,889

Other Assets, Less
Liabilities (0.3%)		7,112

Net Assets (100.0%)		2,424,001

Index 500 Stock Portfolio

*	Non-Income Producing

(a)	At March 31, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $1,371,306 and the net unrealized appreciation of investments based on that cost was $1,045,583 which is comprised of $1,126,882 aggregate gross unrealized appreciation and $81,299 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at March 31, 2016, $30,667)	309	6/16	$1,028

(p)	Restricted securities (excluding 144A issues) on March 31, 2016.

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Property Development Centers LLC	2/2/15	$1	$1	0.00%
Casa Ley SA de CV	2/2/15	30	30	0.00%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$2,389,867	$-	$31
Short-Term Investments	-	26,991	-
Other Financial Instruments^
Futures	1,028	-	-
Total Assets:	$2,390,895	$26,991	$31

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Large Company Value Portfolio

Schedule of Investments

March 31, 2016 (unaudited)

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (8.4%)
	Advance Auto Parts, Inc.	13,620	2,184
*	AMC Networks, Inc. - Class A	13,540	879
	BorgWarner, Inc.	37,800	1,452
	Carnival Corp.	25,210	1,330
	Delphi Automotive PLC	16,890	1,267
	Ford Motor Co.	93,750	1,266
	Harley-Davidson, Inc.	17,210	883
	Lowe’s Cos., Inc.	11,610	880
	Marriott International, Inc. - Class A	15,400	1,096
	Time Warner, Inc.	24,430	1,772
	Whirlpool Corp.	8,280	1,493

	Total		14,502

	Consumer Staples (6.6%)
	CVS Health Corp.	26,750	2,775
	Mondelez International, Inc.	50,640	2,032
	Philip Morris International, Inc.	18,300	1,795
	The Procter & Gamble Co.	27,720	2,282
	Sysco Corp.	54,750	2,558

	Total		11,442

	Energy (12.9%)
	Anadarko Petroleum Corp.	29,280	1,364
	Chevron Corp.	50,160	4,785
	Exxon Mobil Corp.	28,250	2,361
	Halliburton Co.	34,770	1,242
	Occidental Petroleum Corp.	47,420	3,245
	Schlumberger, Ltd.	68,460	5,049
	Total SA, ADR	96,590	4,387

	Total		22,433

	Financials (25.7%)
	Aflac, Inc.	22,390	1,414
	The Allstate Corp.	20,880	1,407
	American International Group, Inc.	31,590	1,707
	Ameriprise Financial, Inc.	24,750	2,327
	Bank of America Corp.	256,120	3,463
	BB&T Corp.	26,310	875
*	Berkshire Hathaway, Inc. - Class B	12,450	1,766
	BlackRock, Inc.	4,010	1,366
	Chubb, Ltd.	23,620	2,814
	Discover Financial Services	37,873	1,929
	The Goldman Sachs Group, Inc.	12,450	1,954
	Invesco, Ltd.	94,520	2,908
	JPMorgan Chase & Co.	95,330	5,646
	KeyCorp	66,620	736
	MetLife, Inc.	55,400	2,434
	PNC Financial Services Group, Inc.	30,820	2,607
	US Bancorp	88,850	3,606
	Wells Fargo & Co.	114,110	5,518

	Total		44,477

	Health Care (16.4%)
	Abbott Laboratories	51,790	2,166
	AbbVie, Inc.	19,430	1,110
*	Allergan PLC	8,820	2,364
	Anthem, Inc.	10,290	1,430
	Baxter International, Inc.	42,620	1,751

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	HCA Holdings, Inc.	17,630	1,376
	Johnson & Johnson	25,610	2,771
*	Laboratory Corp. of America Holdings	13,260	1,553
	McKesson Corp.	9,030	1,420
	Medtronic PLC	40,000	3,000
	Merck & Co., Inc.	23,210	1,228
	Pfizer, Inc.	156,110	4,627
	Teva Pharmaceutical Industries, Ltd., ADR	17,020	911
	Zimmer Biomet Holdings, Inc.	26,000	2,773

	Total		28,480

	Industrials (12.1%)
	Honeywell International, Inc.	19,190	2,150
	Huntington Ingalls Industries, Inc.	11,970	1,639
	Ingersoll-Rand PLC	57,270	3,552
	Rockwell Automation, Inc.	19,850	2,258
	Stanley Black & Decker, Inc.	19,980	2,102
	Textron, Inc.	40,820	1,488
	Tyco International PLC	67,060	2,462
	Union Pacific Corp.	17,790	1,415
	United Technologies Corp.	38,990	3,903

	Total		20,969

	Information Technology (11.4%)
	Applied Materials, Inc.	138,650	2,937
	Cisco Systems, Inc.	166,480	4,740
*	Electronic Arts, Inc.	16,190	1,070
	Intel Corp.	56,150	1,817
	Lam Research Corp.	14,910	1,232
	Microchip Technology, Inc.	15,070	726
	Oracle Corp.	108,600	4,443
	TE Connectivity, Ltd.	31,400	1,944
*	VeriFone Systems, Inc.	28,380	801

	Total		19,710

	Materials (2.1%)
	The Dow Chemical Co.	32,720	1,664
	LyondellBasell Industries NV - Class A	10,270	879
	WestRock Co.	26,670	1,041

	Total		3,584

	Utilities (3.0%)
	Edison International	22,330	1,605
	PPL Corp.	23,520	895
	Westar Energy, Inc.	28,970	1,437
	Xcel Energy, Inc.	31,890	1,334

	Total		5,271

	Total Common Stocks
	(Cost: $166,284)		170,868

Large Company Value Portfolio

Foreign Common Stocks (1.5%)	Country	Shares/ $ Par	Value $ (000’s)

Energy (1.5%)
Imperial Oil, Ltd.	Canada	77,820	2,600

Total Foreign Common Stocks
(Cost: $3,357)			2,600

Total Investments (100.1%)
(Cost: $169,641)(a)			173,468

Other Assets, Less
Liabilities (-0.1%)			(96)

Net Assets (100.0%)			173,372

Large Company Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $169,641 and the net unrealized appreciation of investments based on that cost was $3,827 which is comprised of $11,907 aggregate gross unrealized appreciation and $8,080 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on March 31, 2016.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	HSBC Bank USA NA	CAD	104	80	6/16	$1	$-	$1
Sell	HSBC Bank USA NA	CAD	2,970	2,288	6/16	-	(36)	(36)
Sell	HSBC Bank USA NA	EUR	3,284	3,748	6/16	-	(74)	(74)

						$1	$(110)	$(109)

CAD — Canadian Dollar

EUR — Euro

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$170,868	$-	$-
Foreign Common Stocks	2,600	-	-
Other Financial Instruments^
Forward Currency Contracts	-	1	-
Total Assets:	$173,468	$1	$-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-	(110)	-
Total Liabilities:	$-	$(110)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Domestic Equity Portfolio

Schedule of Investments

March 31, 2016 (unaudited)

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (5.8%)
Johnson Controls, Inc.	436,600	17,014
Lowe’s Cos., Inc.	251,700	19,066

Total		36,080

Consumer Staples (12.0%)
Archer-Daniels-Midland Co.	493,200	17,908
CVS Health Corp.	183,600	19,045
The Kraft Heinz Co.	248,866	19,551
Mondelez International, Inc.	465,900	18,692

Total		75,196

Energy (12.9%)
California Resources Corp.	24,668	25
Chevron Corp.	202,146	19,285
ConocoPhillips	453,700	18,271
Halliburton Co.	534,000	19,075
Marathon Oil Corp.	558,100	6,217
Occidental Petroleum Corp.	263,500	18,031

Total		80,904

Financials (12.4%)
The Allstate Corp.	296,500	19,975
The Bank of New York Mellon Corp.	504,400	18,577
BB&T Corp.	545,100	18,136
Marsh & McLennan Cos., Inc.	348,100	21,161

Total		77,849

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Health Care (21.4%)
	Baxalta, Inc.	515,000	20,806
	Cardinal Health, Inc.	229,000	18,766
*	Express Scripts Holding Co.	276,384	18,985
	Johnson & Johnson	180,300	19,508
	Merck & Co., Inc.	361,500	19,127
	Pfizer, Inc.	581,300	17,230
	Quest Diagnostics, Inc.	275,100	19,656

	Total		134,078

	Industrials (9.5%)
	Northrop Grumman Corp.	103,600	20,502
	Raytheon Co.	158,000	19,376
	Waste Management, Inc.	328,000	19,352

	Total		59,230

	Information Technology (12.3%)
	CA, Inc.	654,287	20,145
	Cisco Systems, Inc.	689,200	19,622
	Intel Corp.	566,700	18,333
	Xerox Corp.	1,725,000	19,251

	Total		77,351

	Materials (2.9%)
	E.I. du Pont de Nemours & Co.	282,600	17,894

	Total		17,894

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services (6.0%)
AT&T, Inc.	480,200	18,809
Verizon Communications, Inc.	350,000	18,928

Total		37,737

Utilities (3.4%)
Edison International	294,600	21,179

Total		21,179

Total Common Stocks
(Cost: $495,878)		617,498

Total Investments (98.6%)
(Cost: $495,878)(a)		617,498

Other Assets, Less
Liabilities (1.4%)		8,491

Net Assets (100.0%)		625,989

Domestic Equity Portfolio

*	Non-Income Producing

(a)	At March 31, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $495,878 and the net unrealized appreciation of investments based on that cost was $121,620 which is comprised of $149,418 aggregate gross unrealized appreciation and $27,798 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$617,498	$-	$-
Total Assets:	$617,498	$-	$-

Equity Income Portfolio

Schedule of Investments

March 31, 2016 (unaudited)

Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (9.8%)
Carnival Corp.	108,000	5,699
Comcast Corp. - Class A	130,900	7,995
General Motors Co.	157,033	4,936
Johnson Controls, Inc.	101,700	3,963
Kohl’s Corp.	146,700	6,838
Las Vegas Sands Corp.	140,300	7,251
Macy’s, Inc.	118,100	5,207
Mattel, Inc.	270,000	9,077
News Corp. - Class A	362,200	4,625
Staples, Inc.	192,100	2,119
Time Warner, Inc.	11,200	813
Twenty-First Century Fox, Inc.	33,700	940
Twenty-First Century Fox, Inc. - Class B	299,400	8,443
Viacom, Inc. - Class B	13,600	561
The Walt Disney Co.	41,700	4,141

Total		72,608

Consumer Staples (4.2%)
Archer-Daniels-Midland Co.	213,400	7,749
Avon Products, Inc.	335,700	1,615
The Coca-Cola Co.	11,900	552
Kellogg Co.	56,700	4,340
McCormick & Co., Inc.	10,900	1,084
PepsiCo, Inc.	71,700	7,348
Philip Morris International, Inc.	15,300	1,501
Wal-Mart Stores, Inc.	94,200	6,452

Total		30,641

Energy (11.6%)
Anadarko Petroleum Corp.	54,400	2,533
Apache Corp.	238,800	11,656
Canadian Natural Resources, Ltd.	325,700	8,794
Chevron Corp.	78,900	7,527
Columbia Pipeline Group, Inc.	205,600	5,161
EQT Corp.	21,900	1,473
Exxon Mobil Corp.	222,000	18,557
Hess Corp.	127,400	6,708
Occidental Petroleum Corp.	80,700	5,522
Royal Dutch Shell PLC - Class A, ADR	261,700	12,679
Total SA, ADR	110,000	4,996

Total		85,606

Financials (21.7%)
American Express Co.	153,500	9,425
Ameriprise Financial, Inc.	86,500	8,132
Bank of America Corp.	747,323	10,104
The Bank of New York Mellon Corp.	161,300	5,941
Chubb, Ltd.	17,675	2,106
Citigroup, Inc.	179,600	7,498
Fifth Third Bancorp	247,600	4,133
JPMorgan Chase & Co.	369,188	21,863
Loews Corp.	264,800	10,131
The Macerich Co.	12,100	959
Marsh & McLennan Cos., Inc.	165,700	10,073
MetLife, Inc.	254,900	11,200
Morgan Stanley	346,700	8,671
Northern Trust Corp.	136,400	8,889

	Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Och-Ziff Capital Management Group - Class A	201,000	874
	PNC Financial Services Group, Inc.	58,900	4,981
	Rayonier, Inc.	168,000	4,146
	State Street Corp.	132,400	7,748
	Sun Life Financial, Inc.	35,700	1,152
	U.S. Bancorp	57,400	2,330
	Wells Fargo & Co.	178,700	8,642
	Weyerhaeuser Co.	226,835	7,027
	Willis Towers Watson PLC	19,016	2,257
	XL Group PLC	60,200	2,215

	Total		160,497

	Health Care (8.5%)
	Anthem, Inc.	59,549	8,277
	Becton, Dickinson and Co.	25,000	3,795
	Bristol-Myers Squibb Co.	137,500	8,784
	Gilead Sciences, Inc.	44,800	4,115
	Johnson & Johnson	136,300	14,748
	Merck & Co., Inc.	161,500	8,545
	Pfizer, Inc.	501,226	14,856

	Total		63,120

	Industrials (13.6%)
	The Boeing Co.	107,400	13,633
	Canadian Pacific Railway, Ltd.	27,700	3,675
	Cummins, Inc.	35,800	3,936
	Deere & Co.	86,100	6,629
	Emerson Electric Co.	148,700	8,086
	Flowserve Corp.	22,400	995
	General Electric Co.	764,700	24,310
	Illinois Tool Works, Inc.	76,800	7,867
	Pentair PLC	122,200	6,631
	Southwest Airlines Co.	51,700	2,316
	Tyco International PLC	237,500	8,719
	Union Pacific Corp.	62,600	4,980
	United Parcel Service, Inc. - Class B	68,400	7,214
	United Technologies Corp.	16,400	1,642

	Total		100,633

	Information Technology (10.6%)
	Analog Devices, Inc.	99,000	5,860
	Applied Materials, Inc.	470,400	9,963
	CA, Inc.	113,000	3,479
	Cisco Systems, Inc.	299,000	8,513
(p)*	Dell Appraisal Rights Action	347,300	4,775
	EMC Corp.	73,100	1,948
	Harris Corp.	101,900	7,934
	Microsoft Corp.	251,300	13,879
	QUALCOMM, Inc.	175,900	8,995
	TE Connectivity, Ltd.	21,200	1,313
	Texas Instruments, Inc.	131,100	7,528
	Western Digital Corp.	84,100	3,973

	Total		78,160

	Materials (5.4%)
	CF Industries Holdings, Inc.	143,400	4,494
	E.I. du Pont de Nemours and Co.	161,300	10,214
	International Paper Co.	236,600	9,710

Equity Income Portfolio

	Common Stocks (96.1%)		Shares/ $ Par	Value $ (000’s)

	Materials continued
	Nucor Corp.		164,000	7,757
	Vulcan Materials Co.		62,900	6,640
	WestRock Co.		23,894	933

	Total			39,748

	Telecommunication Services (2.3%)
	CenturyLink, Inc.		136,590	4,366
	Verizon Communications, Inc.		235,708	12,747

	Total			17,113

	Utilities (8.4%)
	The AES Corp.		730,900	8,625
	Edison International		93,000	6,686
	Entergy Corp.		117,600	9,323
	Exelon Corp.		128,500	4,608
	FirstEnergy Corp.		227,700	8,190
	NiSource, Inc.		374,300	8,819
	PG&E Corp.		135,200	8,074
	Xcel Energy, Inc.		182,600	7,636

	Total			61,961

	Total Common Stocks
	(Cost: $655,676)			710,087

	Foreign Common Stocks (2.0%)	Country

	Consumer Staples (0.1%)
	Diageo PLC	United Kingdom	13,870	375

	Total			375

	Financials (0.5%)
*	Royal Bank of Scotland Group PLC	United Kingdom	1,144,951	3,662

	Total			3,662

	Health Care (0.6%)
	GlaxoSmithKline PLC	United Kingdom	236,201	4,790

	Total			4,790

	Telecommunication Services (0.8%)
	Telefonica SA	Spain	318,346	3,569
	Vodafone Group PLC	United Kingdom	648,157	2,059

	Total			5,628

	Total Foreign Common Stocks
	(Cost: $19,396)			14,455

	Corporate Bonds (0.0%)

	Pharmaceuticals (0.0%)
	Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25 144A		309,000	238

	Total Corporate Bonds
	(Cost: $264)			238

	Total Investments (98.1%)
	(Cost: $675,336)(a)			724,780

	Other Assets, Less
	Liabilities (1.9%)			13,932

	Net Assets (100.0%)			738,712

Equity Income Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016 the value of these securities (in thousands) was $238 representing 0.0% of the net assets.

(a)	At March 31, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $675,336 and the net unrealized appreciation of investments based on that cost was $49,444 which is comprised of $92,823 aggregate gross unrealized appreciation and $43,379 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(p)	Restricted securities (excluding 144A issues) on March 31, 2016.

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Dell Appraisal Rights Action	10/24/13	$4,130	$4,775	0.65%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks
Information Technology	$73,385	$-	$4,775
All Others	631,927	-	-
Foreign Common Stocks	14,455	-	-
Corporate Bonds	-	238	-
Total Assets:	$719,767	$238	$4,775

Mid Cap Growth Stock Portfolio

Schedule of Investments

March 31, 2016 (unaudited)

	Common Stocks (96.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (24.2%)
	BorgWarner, Inc.	502,613	19,300
	Brunswick Corp.	238,172	11,428
*	Chipotle Mexican Grill, Inc.	21,445	10,100
	Dollar General Corp.	486,860	41,675
	Hanesbrands, Inc.	951,701	26,971
	L Brands, Inc.	140,334	12,323
	Newell Rubbermaid, Inc.	752,071	33,309
*	O’Reilly Automotive, Inc.	67,973	18,602
	Ross Stores, Inc.	505,993	29,297
*	Sally Beauty Holdings, Inc.	373,565	12,096
	Six Flags Entertainment Corp.	267,820	14,861
	Tractor Supply Co.	105,745	9,566

	Total		239,528

	Consumer Staples (1.5%)
	Tyson Foods, Inc. - Class A	216,430	14,427

	Total		14,427

	Energy (0.7%)
*	Concho Resources, Inc.	68,190	6,890

	Total		6,890

	Financials (12.1%)
*	Affiliated Managers Group, Inc.	144,089	23,400
	Intercontinental Exchange, Inc.	112,465	26,445
	Moody’s Corp.	226,313	21,853
*	Signature Bank	145,651	19,826
	Willis Towers Watson PLC	234,219	27,792

	Total		119,316

	Health Care (17.3%)
*	Align Technology, Inc.	196,665	14,296
*	BioMarin Pharmaceutical, Inc.	127,368	10,505
*	Centene Corp.	361,706	22,270
*	Cerner Corp.	404,201	21,407
	DENTSPLY SIRONA, Inc.	335,260	20,662
*	IDEXX Laboratories, Inc.	135,155	10,585
*	MEDNAX, Inc.	436,814	28,227
*	Mettler-Toledo International, Inc.	47,634	16,422
	Perrigo Co. PLC	103,768	13,275
	Zoetis, Inc.	313,281	13,888

	Total		171,537

	Industrials (15.8%)
	AMETEK, Inc.	284,008	14,195
	Carlisle Cos., Inc.	142,310	14,160
	Equifax, Inc.	133,890	15,303
*	The Middleby Corp.	124,522	13,295

	Common Stocks (96.9%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
*	Old Dominion Freight Line, Inc.	592,960	41,282
	Rockwell Collins, Inc.	294,504	27,156
*	TransDigm Group, Inc.	65,917	14,524
*	Verisk Analytics, Inc.	210,501	16,823

	Total		156,738

	Information Technology (19.2%)
*	Akamai Technologies, Inc.	323,527	17,978
	Booz Allen Hamilton Holding Corp.	497,098	15,052
*	Check Point Software Technologies, Ltd.	112,662	9,855
*	CoStar Group, Inc.	125,292	23,576
	CSRA, Inc.	629,526	16,934
*	Genpact, Ltd.	1,083,813	29,469
*	Guidewire Software, Inc.	362,694	19,760
	MAXIMUS, Inc.	263,867	13,890
*	Red Hat, Inc.	244,102	18,188
*	Vantiv, Inc. - Class A	461,204	24,850

	Total		189,552

	Materials (4.1%)
	Ball Corp.	307,351	21,911
	Vulcan Materials Co.	179,865	18,988

	Total		40,899

	Telecommunication Services (2.0%)
*	SBA Communications Corp. - Class A	198,642	19,898

	Total		19,898

	Total Common Stocks
	(Cost: $905,072)		958,785

	Total Investments (96.9%)
	(Cost: $905,072)(a)		958,785

	Other Assets, Less
	Liabilities (3.1%)		30,774

	Net Assets (100.0%)		989,559

Mid Cap Growth Stock Portfolio

*	Non-Income Producing

(a)	At March 31, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $905,072 and the net unrealized appreciation of investments based on that cost was $53,713 which is comprised of $86,297 aggregate gross unrealized appreciation and $32,584 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$958,785	$-	$-
Total Assets:	$958,785	$-	$-

Index 400 Stock Portfolio

Schedule of Investments

March 31, 2016 (unaudited)

	Common Stocks (96.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.1%)
	Aaron’s, Inc.	28,136	706
	Abercrombie & Fitch Co. - Class A	29,261	923
*	AMC Networks, Inc. - Class A	26,520	1,722
	American Eagle Outfitters, Inc.	72,367	1,206
*	Ascena Retail Group, Inc.	74,331	822
	Big Lots, Inc.	21,576	977
	Brinker International, Inc.	24,864	1,143
	Brunswick Corp.	39,635	1,902
*	Buffalo Wild Wings, Inc.	8,198	1,214
*	Cabela’s, Inc.	20,965	1,021
	Cable One, Inc.	1,912	836
	CalAtlantic Group, Inc.	33,271	1,112
	Carter’s, Inc.	22,531	2,374
	The Cheesecake Factory, Inc.	19,653	1,043
	Chico’s FAS, Inc.	58,210	772
	Cinemark Holdings, Inc.	45,931	1,646
	Cracker Barrel Old Country Store, Inc.	10,424	1,591
	CST Brands, Inc.	32,923	1,261
	Dana Holding Corp.	65,036	916
*	Deckers Outdoor Corp.	14,120	846
	DeVry Education Group, Inc.	24,757	428
	Dick’s Sporting Goods, Inc.	39,221	1,834
	Domino’s Pizza, Inc.	21,692	2,860
*	DreamWorks Animation SKG, Inc. - Class A	31,111	776
	Dunkin’ Brands Group, Inc.	39,912	1,883
	Foot Locker, Inc.	59,764	3,855
*	Fossil Group, Inc.	18,021	801
	Gentex Corp.	125,782	1,974
	Graham Holdings Co.	1,871	898
	Guess?, Inc.	27,720	520
	HSN, Inc.	13,885	726
	International Speedway Corp. - Class A	11,630	429
*	J.C. Penney Co., Inc.	133,276	1,474
	Jack in the Box, Inc.	15,101	965
*	Jarden Corp.	90,002	5,306
	John Wiley & Sons, Inc. - Class A	21,155	1,034
*	Kate Spade & Co.	55,778	1,424
	KB Home	36,836	526
*	Live Nation Entertainment, Inc.	63,469	1,416
*	LKQ Corp.	133,322	4,257
	MDC Holdings, Inc.	17,070	428
	Meredith Corp.	16,425	780
*	Murphy USA, Inc.	17,058	1,048
	The New York Times Co. - Class A	53,437	666

	Common Stocks (96.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	NVR, Inc.	1,588	2,751
*	Office Depot, Inc.	215,127	1,527
*	Panera Bread Co. - Class A	10,012	2,051
	Polaris Industries, Inc.	26,302	2,590
	Pool Corp.	18,305	1,606
	Service Corp. International	84,851	2,094
*	Skechers U.S.A., Inc. - Class A	56,896	1,733
	Sotheby’s	24,003	642
*	Tempur Sealy International, Inc.	27,180	1,652
	Thor Industries, Inc.	19,881	1,268
	Time, Inc.	45,653	705
*	Toll Brothers, Inc.	67,506	1,992
*	TRI Pointe Group, Inc.	63,446	747
	Tupperware Brands Corp.	21,988	1,275
*	Vista Outdoor, Inc.	26,610	1,381
	The Wendy’s Co.	95,259	1,037
	Williams-Sonoma, Inc.	35,989	1,970

	Total		87,362

	Consumer Staples (4.1%)
*	Avon Products, Inc.	189,605	912
*	The Boston Beer Co., Inc. - Class A	4,121	763
	Casey’s General Stores, Inc.	17,003	1,927
	Dean Foods Co.	39,920	691
	Edgewell Personal Care Co.	25,844	2,081
	Energizer Holdings, Inc.	26,921	1,091
	Flowers Foods, Inc.	81,342	1,502
*	The Hain Celestial Group, Inc.	44,890	1,836
	Ingredion, Inc.	31,300	3,342
	Lancaster Colony Corp.	8,463	936
*	Post Holdings, Inc.	27,907	1,919
	Snyder’s-Lance, Inc.	34,420	1,084
*	Sprouts Farmers Market, Inc.	61,539	1,787
*	SUPERVALU, Inc.	115,777	667
	Tootsie Roll Industries, Inc.	7,834	274
*	TreeHouse Foods, Inc.	24,554	2,130
*	United Natural Foods, Inc.	21,910	883
*	The WhiteWave Foods Co.	76,780	3,120

	Total		26,945

	Energy (3.2%)
	CONSOL Energy, Inc.	99,731	1,126
*	Denbury Resources, Inc.	152,746	339
*	Dril-Quip, Inc.	16,525	1,001
*	Energen Corp.	42,258	1,546
	Ensco PLC	103,040	1,068
*	Gulfport Energy Corp.	53,565	1,518

	Common Stocks (96.9%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	HollyFrontier Corp.	76,857	2,715
	Nabors Industries, Ltd.	122,612	1,128
	Noble Corp. PLC	105,891	1,096
	Oceaneering International, Inc.	42,604	1,416
*	Oil States International, Inc.	22,401	706
	Patterson-UTI Energy, Inc.	64,077	1,129
	QEP Resources, Inc.	83,109	1,173
*	Rowan Cos., PLC - Class A	54,349	875
	SM Energy Co.	29,641	555
*	Superior Energy Services, Inc.	65,919	883
	Western Refining, Inc.	29,392	855
	World Fuel Services Corp.	30,826	1,497
*	WPX Energy, Inc.	101,955	713

	Total		21,339

	Financials (24.6%)
	Alexander & Baldwin, Inc.	20,035	735
	Alexandria Real Estate Equities, Inc.	31,949	2,904
*	Alleghany Corp.	6,725	3,337
	American Campus Communities, Inc.	56,733	2,672
	American Financial Group, Inc.	30,916	2,176
	Arthur J. Gallagher & Co.	77,078	3,428
	Aspen Insurance Holdings, Ltd.	26,551	1,266
	Associated Banc-Corp.	65,182	1,169
	BancorpSouth, Inc.	36,928	787
	Bank of Hawaii Corp.	18,768	1,281
	Bank of the Ozarks, Inc.	35,540	1,492
	Brown & Brown, Inc.	50,094	1,793
	Camden Property Trust	37,849	3,183
	Care Capital Properties, Inc.	36,488	979
	Cathay General Bancorp	32,230	913
	CBOE Holdings, Inc.	35,614	2,327
	CNO Financial Group, Inc.	78,195	1,401
	Commerce Bancshares, Inc.	36,225	1,628
	Communications Sales & Leasing, Inc.	52,427	1,166
	Corporate Office Properties Trust	41,158	1,080
	Corrections Corp. of America	51,048	1,636
	Cullen/Frost Bankers, Inc.	23,749	1,309
	Douglas Emmett, Inc.	60,944	1,835
	Duke Realty Corp.	150,606	3,395
	East West Bancorp, Inc.	62,655	2,035
	Eaton Vance Corp.	49,951	1,674
	Endurance Specialty Holdings, Ltd.	26,807	1,752

Index 400 Stock Portfolio

	Common Stocks (96.9%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	EPR Properties	27,564	1,836
	Equity One, Inc.	39,491	1,132
	Everest Re Group, Ltd.	18,589	3,670
	F.N.B. Corp.	91,193	1,186
	FactSet Research Systems, Inc.	17,935	2,718
	Federated Investors, Inc. - Class B	41,147	1,187
	First American Financial Corp.	47,497	1,810
	First Horizon National Corp.	103,516	1,356
	First Industrial Realty Trust, Inc.	49,251	1,120
	First Niagara Financial Group, Inc.	154,474	1,495
	FirstMerit Corp.	72,170	1,519
	Fulton Financial Corp.	75,596	1,011
*	Genworth Financial, Inc. - Class A	216,755	592
	Hancock Holding Co.	33,742	775
	Hanover Insurance Group, Inc.	18,644	1,682
	Healthcare Realty Trust, Inc.	44,502	1,375
	Highwoods Properties, Inc.	41,844	2,001
	Hospitality Properties Trust	65,984	1,752
	International Bancshares Corp.	24,114	595
	Janus Capital Group, Inc.	63,942	935
	Jones Lang LaSalle, Inc.	19,630	2,303
	Kemper Corp.	21,006	621
	Kilroy Realty Corp.	40,143	2,484
	Lamar Advertising Co. - Class A	35,740	2,198
	LaSalle Hotel Properties	49,172	1,245
	Liberty Property Trust	63,661	2,130
	Mack-Cali Realty Corp.	39,009	917
	MarketAxess Holdings, Inc.	16,338	2,039
	Mercury General Corp.	15,852	880
	Mid-America Apartment Communities, Inc.	32,843	3,357
	MSCI, Inc.	38,710	2,868
	National Retail Properties, Inc.	61,412	2,837
	New York Community Bancorp, Inc.	211,761	3,367
	Old Republic International Corp.	106,111	1,940
	Omega Healthcare Investors, Inc.	72,083	2,544
	PacWest Bancorp	49,820	1,851
	Post Properties, Inc.	23,357	1,395
	Potlatch Corp.	17,713	558
	Primerica, Inc.	20,928	932
	PrivateBancorp, Inc.	34,556	1,334
	Prosperity Bancshares, Inc.	28,598	1,327
	Raymond James Financial, Inc.	55,746	2,654
	Rayonier, Inc.	53,439	1,319

	Common Stocks (96.9%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Regency Centers Corp.	42,498	3,181
	Reinsurance Group of America, Inc.	28,393	2,733
	RenaissanceRe Holdings, Ltd.	18,785	2,251
	SEI Investments Co.	59,853	2,577
	Senior Housing Properties Trust	103,396	1,850
*	Signature Bank	23,194	3,157
*	SLM Corp.	185,619	1,181
	Sovran Self Storage, Inc.	17,155	2,023
*	Stifel Financial Corp.	30,264	896
*	SVB Financial Group	22,473	2,293
	Synovus Financial Corp.	55,001	1,590
	Tanger Factory Outlet Centers, Inc.	41,274	1,502
	Taubman Centers, Inc.	26,227	1,868
	TCF Financial Corp.	74,288	911
	Trustmark Corp.	29,438	678
	Umpqua Holdings Corp.	95,920	1,521
	Urban Edge Properties	40,205	1,039
	Valley National Bancorp	97,364	929
	Waddell & Reed Financial, Inc. - Class A	35,597	838
	Washington Federal, Inc.	39,867	903
	Webster Financial Corp.	39,806	1,429
	Weingarten Realty Investors	49,651	1,863
	WisdomTree Investments, Inc.	49,295	563
	WP GLIMCHER, Inc.	80,684	766
	WR Berkley Corp.	42,700	2,400

	Total		163,142

	Health Care (7.8%)
*	ABIOMED, Inc.	17,310	1,641
*	Akorn, Inc.	34,877	821
*	Align Technology, Inc.	31,549	2,293
*	Allscripts Healthcare Solutions, Inc.	82,440	1,089
*	AmSurg Corp.	23,320	1,740
*	Bio-Rad Laboratories, Inc. - Class A	9,075	1,241
	Bio-Techne Corp.	16,193	1,531
*	Catalent, Inc.	42,832	1,142
*	Charles River Laboratories International, Inc.	20,341	1,545
*	Community Health Systems, Inc.	49,097	909
	The Cooper Cos., Inc.	21,069	3,244
*	Halyard Health, Inc.	20,296	583
	Hill-Rom Holdings, Inc.	24,742	1,245
*	IDEXX Laboratories, Inc.	39,029	3,057
*	LifePoint Health, Inc.	18,780	1,300
*	LivaNova PLC	18,514	999
*	MEDNAX, Inc.	40,841	2,639
*	Mettler-Toledo International, Inc.	11,748	4,050
*	Molina Healthcare, Inc.	17,862	1,152
	Owens & Minor, Inc.	27,294	1,103

	Common Stocks (96.9%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	PAREXEL International Corp.	23,377	1,466
	ResMed, Inc.	60,974	3,526
	STERIS PLC	37,392	2,657
	Teleflex, Inc.	18,122	2,845
*	United Therapeutics Corp.	19,747	2,200
*	VCA, Inc.	35,166	2,029
*	WellCare Health Plans, Inc.	19,211	1,782
	West Pharmaceutical Services, Inc.	31,494	2,183

	Total		52,012

	Industrials (15.0%)
	A.O. Smith Corp.	32,515	2,481
	Acuity Brands, Inc.	19,063	4,158
*	AECOM	66,447	2,046
	AGCO Corp.	30,873	1,534
	Alaska Air Group, Inc.	54,307	4,454
	B/E Aerospace, Inc.	44,459	2,050
	Carlisle Cos., Inc.	27,950	2,781
	CEB, Inc.	14,214	920
	CLARCOR, Inc.	21,225	1,227
*	Clean Harbors, Inc.	22,824	1,126
*	Copart, Inc.	44,376	1,809
	Crane Co.	21,552	1,161
	Curtiss-Wright Corp.	19,388	1,467
	Deluxe Corp.	21,319	1,332
	Donaldson Co., Inc.	53,713	1,714
*	Esterline Technologies Corp.	12,901	827
	Fortune Brands Home & Security, Inc.	68,616	3,845
*	FTI Consulting, Inc.	17,953	637
	GATX Corp.	18,330	871
*	Genesee & Wyoming, Inc. - Class A	24,796	1,555
	Graco, Inc.	23,998	2,015
	Granite Construction, Inc.	17,161	820
	Herman Miller, Inc.	26,053	805
	HNI Corp.	19,227	753
	Hubbell, Inc.	23,221	2,460
	Huntington Ingalls Industries, Inc.	20,383	2,791
	IDEX Corp.	33,060	2,740
	ITT Corp.	38,968	1,438
*	JetBlue Airways Corp.	139,798	2,953
	Joy Global, Inc.	42,640	685
	KBR, Inc.	61,905	958
	Kennametal, Inc.	34,689	780
*	Kirby Corp.	23,427	1,412
*	KLX, Inc.	22,980	739
	Landstar System, Inc.	18,470	1,193
	Lennox International, Inc.	17,322	2,342
	Lincoln Electric Holdings, Inc.	28,010	1,641
	ManpowerGroup, Inc.	31,477	2,563
	MSA Safety, Inc.	13,831	669
	MSC Industrial Direct Co., Inc. - Class A	20,995	1,602

Index 400 Stock Portfolio

	Common Stocks (96.9%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Nordson Corp.	23,325	1,774
*	NOW, Inc.	46,716	828
*	Old Dominion Freight Line, Inc.	29,926	2,083
	Orbital ATK, Inc.	25,614	2,227
	Oshkosh Corp.	31,833	1,301
	Regal Beloit Corp.	19,449	1,227
	Rollins, Inc.	40,965	1,111
	RR Donnelley & Sons Co.	90,897	1,491
*	Teledyne Technologies, Inc.	15,007	1,323
	Terex Corp.	47,285	1,176
	The Timken Co.	30,315	1,015
	The Toro Co.	23,708	2,042
	Trinity Industries, Inc.	66,554	1,219
	Triumph Group, Inc.	21,478	676
	Valmont Industries, Inc.	9,921	1,229
	Wabtec Corp.	40,027	3,174
	Waste Connections, Inc.	53,291	3,442
	Watsco, Inc.	11,213	1,511
	Werner Enterprises, Inc.	19,448	528
	Woodward, Inc.	24,262	1,262

	Total		99,993

	Information Technology (16.0%)
*	3D Systems Corp.	46,359	717
*	ACI Worldwide, Inc.	51,845	1,078
*	Acxiom Corp.	33,841	726
*	Advanced Micro Devices, Inc.	279,758	797
*	ANSYS, Inc.	38,405	3,436
*	ARRIS International PLC	78,188	1,792
*	Arrow Electronics, Inc.	39,597	2,550
	Atmel Corp.	183,448	1,490
	Avnet, Inc.	57,153	2,532
	Belden, Inc.	18,282	1,122
	Broadridge Financial Solutions, Inc.	51,740	3,069
*	Cadence Design Systems, Inc.	132,953	3,135
	CDK Global, Inc.	67,607	3,147
*	Ciena Corp.	56,249	1,070
	Cognex Corp.	36,959	1,440
*	CommVault Systems, Inc.	18,289	789
	Computer Sciences Corp.	60,115	2,067
*	comScore, Inc.	20,479	615
	Convergys Corp.	42,053	1,168
*	CoreLogic, Inc.	38,424	1,333
*	Cree, Inc.	43,946	1,279
	Cypress Semiconductor Corp.	136,960	1,186
	Diebold, Inc.	28,361	820
	DST Systems, Inc.	13,789	1,555
	Fair Isaac Corp.	13,662	1,449
*	Fairchild Semiconductor International, Inc.	49,452	989
	FEI Co.	17,792	1,584
*	Fortinet, Inc.	63,509	1,945
*	Gartner, Inc.	35,851	3,203
	Global Payments, Inc.	56,318	3,678

	Common Stocks (96.9%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Ingram Micro, Inc. - Class A	64,597	2,320
*	Integrated Device Technology, Inc.	58,941	1,205
	InterDigital, Inc.	15,237	848
	Intersil Corp. - Class A	57,807	773
*	IPG Photonics Corp.	15,889	1,527
	j2 Global, Inc.	20,131	1,240
	Jabil Circuit, Inc.	82,966	1,599
	Jack Henry & Associates, Inc.	34,337	2,904
*	Keysight Technologies, Inc.	74,589	2,069
*	Knowles Corp.	38,506	507
	Leidos Holdings, Inc.	27,964	1,407
	Lexmark International, Inc. - Class A	26,971	902
*	Manhattan Associates, Inc.	31,783	1,807
	MAXIMUS, Inc.	28,255	1,487
	Mentor Graphics Corp.	43,478	884
*	Microsemi Corp.	48,935	1,875
	National Instruments Corp.	43,951	1,323
*	NCR Corp.	53,899	1,613
*	NetScout Systems, Inc.	42,917	986
*	NeuStar, Inc. - Class A	23,411	576
	Plantronics, Inc.	14,616	573
*	Polycom, Inc.	58,306	650
*	PTC, Inc.	49,867	1,654
*	Rackspace Hosting, Inc.	48,479	1,047
	Science Applications International Corp.	18,014	961
*	Silicon Laboratories, Inc.	16,826	756
*	SunEdison, Inc.	137,996	74
*	Synaptics, Inc.	15,965	1,273
	SYNNEX Corp.	12,613	1,168
*	Synopsys, Inc.	65,976	3,196
*	Tech Data Corp.	15,270	1,172
	Teradyne, Inc.	88,968	1,921
*	Trimble Navigation, Ltd.	109,242	2,709
*	Tyler Technologies, Inc.	14,331	1,843
*	The Ultimate Software Group, Inc.	12,560	2,430
*	VeriFone Systems, Inc.	47,965	1,354
	Vishay Intertechnology, Inc.	59,025	721
*	WEX, Inc.	16,826	1,403
*	Zebra Technologies Corp. - Class A	22,706	1,567

	Total		106,085

	Materials (7.0%)
	Albemarle Corp.	48,874	3,125
	Allegheny Technologies, Inc.	47,421	773
	AptarGroup, Inc.	27,362	2,146
	Ashland, Inc.	27,528	3,027
	Bemis Co., Inc.	41,227	2,135
	Cabot Corp.	27,151	1,312
	Carpenter Technology Corp.	20,392	698
	Commercial Metals Co.	50,612	859

	Common Stocks (96.9%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
	Compass Minerals International, Inc.	14,690	1,041
	Domtar Corp.	27,281	1,105
	Eagle Materials, Inc.	21,470	1,505
	Grief, Inc. - Class A	11,187	366
*	Louisiana-Pacific Corp.	62,336	1,067
	Minerals Technologies, Inc.	15,180	863
	NewMarket Corp.	4,334	1,717
	Olin Corp.	71,891	1,249
	Packaging Corp. of America	41,037	2,479
	PolyOne Corp.	37,143	1,124
	Reliance Steel & Aluminum Co.	31,290	2,165
	Royal Gold, Inc.	28,415	1,457
	RPM International, Inc.	57,835	2,737
	The Scotts Miracle-Gro Co. - Class A	19,787	1,440
	Sensient Technologies Corp.	19,578	1,242
	Silgan Holdings, Inc.	17,618	937
	Sonoco Products Co.	43,958	2,135
	Steel Dynamics, Inc.	105,884	2,383
	United States Steel Corp.	63,693	1,022
	The Valspar Corp.	31,647	3,387
	Worthington Industries, Inc.	19,821	706

	Total		46,202

	Telecommunication Services (0.2%)
	Telephone & Data Systems, Inc.	41,161	1,238

	Total		1,238

	Utilities (5.9%)
	Alliant Energy Corp.	49,403	3,670
	Aqua America, Inc.	77,084	2,453
	Atmos Energy Corp.	44,433	3,300
	Black Hills Corp.	22,290	1,340
	Cleco Corp.	26,363	1,455
	Great Plains Energy, Inc.	67,112	2,164
	Hawaiian Electric Industries, Inc.	46,860	1,518
	IDACORP, Inc.	21,900	1,634
	MDU Resources Group, Inc.	85,019	1,654
	National Fuel Gas Co.	36,918	1,848
	New Jersey Resources Corp.	37,411	1,363
	OGE Energy Corp.	86,951	2,489
	ONE Gas, Inc.	22,768	1,391
	PNM Resources, Inc.	34,681	1,169
	Questar Corp.	76,199	1,890
*	Talen Energy Corp.	27,980	252
	UGI Corp.	74,852	3,016
	Vectren Corp.	36,039	1,822

Index 400 Stock Portfolio

	Common Stocks (96.9%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	Westar Energy, Inc.	61,663	3,059
	WGL Holdings, Inc.	21,704	1,571

	Total		39,058

	Total Common Stocks
	(Cost: $499,087)		643,376

	Short-Term Investments (1.8%)

	US Government & Agencies (1.8%)
(b)	Federal Home Loan Bank, 0.330%, 4/27/16	1,000,000	1,000
(b)	Federal Home Loan Bank, 0.340%, 4/22/16	2,000,000	2,000
(b)	Federal Home Loan Bank, 0.370%, 6/24/16	2,000,000	1,999
(b)	Federal Home Loan Bank, 0.390%, 7/26/16	1,000,000	999
(b)	Federal Home Loan Bank, 0.400%, 8/1/16	1,000,000	999
(b)	Federal Home Loan Bank, 0.410%, 5/23/16	2,000,000	1,999
(b)	Federal Home Loan Bank, 0.430%, 8/15/16	1,000,000	998
(b)	Federal Home Loan Bank, 0.500%, 6/1/16	1,000,000	999
(b)	Federal Home Loan Mortgage Co., 0.380%, 5/10/16	1,000,000	1,000

	Total Short-Term Investments
	(Cost: $11,991)		11,993

	Total Investments (98.7%)
	(Cost: $511,078)(a)		655,369

	Other Assets, Less
	Liabilities (1.3%)		8,800

	Net Assets (100.0%)		664,169

Index 400 Stock Portfolio

*	Non-Income Producing

(a)	At March 31, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $511,078 and the net unrealized appreciation of investments based on that cost was $144,291 which is comprised of $188,586 aggregate gross unrealized appreciation and $44,295 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 400 Mini Index Futures (Long) (Total Notional Value at March 31, 2016, $19,729)	141	6/16	$592

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$643,376	$-	$-
Short-Term Investments	-	11,993	-
Other Financial Instruments^
Futures	592	-	-
Total Assets:	$643,968	$11,993	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Mid Cap Value Portfolio

Schedule of Investments

March 31, 2016 (unaudited)

	Common Stocks (93.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (6.7%)
	Advance Auto Parts, Inc.	32,617	5,230
	Carnival Corp.	44,849	2,367
	CST Brands, Inc.	129,891	4,974
	Honda Motor Co., Ltd., ADR	93,181	2,548
*	Markit, Ltd.	47,537	1,680
	Mattel, Inc.	45,007	1,513
	PulteGroup, Inc.	159,923	2,992
	Ralph Lauren Corp.	24,881	2,395
	Target Corp.	23,458	1,930
	Thor Industries, Inc.	45,402	2,895

	Total		28,524

	Consumer Staples (8.2%)
	ConAgra Foods, Inc.	129,667	5,786
	General Mills, Inc.	60,845	3,855
	The J.M. Smucker Co.	30,709	3,987
	Kellogg Co.	44,211	3,384
	Mondelez International, Inc.	144,240	5,787
	Sysco Corp.	263,539	12,315

	Total		35,114

	Energy (9.3%)
	Anadarko Petroleum Corp.	79,450	3,700
*	Cameron International Corp.	25,285	1,695
	Cimarex Energy Co.	38,035	3,700
	Devon Energy Corp.	99,499	2,730
	EQT Corp.	105,741	7,112
*	FMC Technologies, Inc.	132,114	3,614
	Frank’s International NV	11,754	194
	Helmerich & Payne, Inc.	63,622	3,736
	Noble Energy, Inc.	185,696	5,833
	Occidental Petroleum Corp.	87,868	6,013
	Pioneer Natural Resources Co.	9,456	1,331

	Total		39,658

	Financials (26.0%)
	Aflac, Inc.	35,089	2,215
	The Allstate Corp.	35,050	2,361
	Bank of Hawaii Corp.	48,194	3,291
	BB&T Corp.	90,679	3,017
	Boston Properties, Inc.	12,084	1,536
	Brown & Brown, Inc.	102,227	3,660
	Capitol Federal Financial, Inc.	302,659	4,013
	Chubb, Ltd.	50,707	6,042
	Comerica, Inc.	54,539	2,065
	Commerce Bancshares, Inc.	104,353	4,691
	Corrections Corp. of America	141,965	4,550
	Empire State Realty Trust, Inc.	128,411	2,251
	Franklin Resources, Inc.	70,261	2,744
	Host Hotels & Resorts, Inc.	175,804	2,936
	M&T Bank Corp.	39,575	4,393
	MetLife, Inc.	54,207	2,382
	Northern Trust Corp.	200,789	13,085
	Piedmont Office Realty Trust, Inc. - Class A	233,248	4,737
	PNC Financial Services Group, Inc.	47,921	4,053
	ProAssurance Corp.	42,480	2,149
	Reinsurance Group of America, Inc.	52,385	5,042

	Common Stocks (93.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	State Street Corp.	57,936	3,390
	SunTrust Banks, Inc.	62,265	2,247
	T. Rowe Price Group, Inc.	38,128	2,801
	Torchmark Corp.	30,479	1,651
	The Travelers Cos., Inc.	7,273	849
	UMB Financial Corp.	49,801	2,571
	Unum Group	118,755	3,672
	Westamerica Bancorporation	99,986	4,870
	Weyerhaeuser Co.	245,449	7,604

	Total		110,868

	Health Care (8.5%)
	Abbott Laboratories	72,000	3,012
	Baxter International, Inc.	140,550	5,774
	Becton, Dickinson and Co.	17,620	2,675
*	Boston Scientific Corp.	238,994	4,496
*	LifePoint Health, Inc.	94,782	6,564
	Quest Diagnostics, Inc.	67,995	4,858
	Zimmer Biomet Holdings, Inc.	82,542	8,801

	Total		36,180

	Industrials (12.3%)
	The ADT Corp.	70,220	2,897
*	Clean Harbors, Inc.	74,283	3,665
	CSX Corp.	176,295	4,540
	Emerson Electric Co.	59,198	3,219
	Heartland Express, Inc.	262,257	4,865
	Hubbell, Inc.	35,166	3,725
	Oshkosh Corp.	63,450	2,593
	Parker Hannifin Corp.	21,291	2,365
	Republic Services, Inc.	196,849	9,380
	Rockwell Automation, Inc.	23,411	2,663
	Textron, Inc.	104,162	3,798
	Tyco International PLC	235,225	8,635

	Total		52,345

	Information Technology (7.7%)
	Applied Materials, Inc.	370,321	7,843
*	Keysight Technologies, Inc.	168,051	4,662
	Lam Research Corp.	28,821	2,380
	Maxim Integrated Products, Inc.	150,051	5,519
	Microchip Technology, Inc.	22,238	1,072
	SanDisk Corp.	32,139	2,445
	TE Connectivity, Ltd.	70,991	4,396
	Teradyne, Inc.	210,233	4,539

	Total		32,856

	Materials (2.7%)
	Bemis Co., Inc.	33,031	1,710
	Nucor Corp.	57,397	2,715
	Sonoco Products Co.	84,771	4,117
	WestRock Co.	82,357	3,215

	Total		11,757

	Telecommunication Services (1.2%)
	CenturyLink, Inc.	154,510	4,938

	Total		4,938

Mid Cap Value Portfolio

Common Stocks (93.7%)		Shares/ $ Par	Value $ (000’s)

Utilities (11.1%)
Ameren Corp.		50,169	2,514
Atmos Energy Corp.		52,617	3,907
Consolidated Edison, Inc.		31,492	2,413
Edison International		107,028	7,694
Great Plains Energy, Inc.		105,219	3,393
The Laclede Group, Inc.		69,219	4,690
NorthWestern Corp.		40,442	2,497
PG&E Corp.		120,231	7,180
Westar Energy, Inc.		144,348	7,161
Xcel Energy, Inc.		146,837	6,141

Total			47,590

Total Common Stocks
(Cost: $374,188)			399,830

Foreign Common Stocks (2.9%)	Country

Energy (1.8%)
Imperial Oil, Ltd.	Canada	222,314	7,427

Total			7,427

Industrials (1.1%)
Royal Philips Electronics NV	Netherlands	169,069	4,816

Total			4,816

Total Foreign Common Stocks
(Cost: $13,078)			12,243

Investment Companies (2.7%)

Investment Companies (2.7%)
iShares Russell Midcap Value Index Fund		159,031	11,280

Total Investment Companies
(Cost: $10,338)			11,280

Short-Term Investments (0.5%)

Commercial Paper (0.5%)
Credit Agricole Cib, 0.000%, 4/1/16		2,267,000	2,267

Total Short-Term Investments
(Cost: $2,267)			2,267

Total Investments (99.8%)
(Cost: $399,871)(a)			425,620

Other Assets, Less
Liabilities (0.2%)			918

Net Assets (100.0%)			426,538

Mid Cap Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $399,871 and the net unrealized appreciation of investments based on that cost was $25,749 which is comprised of $42,316 aggregate gross unrealized appreciation and $16,567 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on March 31, 2016.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	HSBC Bank USA NA	CAD	301	232	6/16	$4	$-	$4
Sell	HSBC Bank USA NA	CAD	8,343	6,424	6/16	-	(105)	(105)
Sell	HSBC Bank USA NA	EUR	3,555	4,058	6/16	-	(81)	(81)
Sell	HSBC Bank USA NA	JPY	172,152	1,534	6/16	-	(2)	(2)

						$4	$(188)	$(184)

CAD — Canadian Dollar

EUR — Euro

JPY — Japanese Yen

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$399,830	$-	$-
Foreign Common Stocks	12,243	-	-
Investment Companies	11,280	-	-
Short-Term Investments	-	2,267	-
Other Financial Instruments^
Forward Currency Contracts	-	4	-
Total Assets:	$423,353	$2,271	$-

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-	(188)	-
Total Liabilities:	$-	$(188)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Small Cap Growth Stock Portfolio

Schedule of Investments

March 31, 2016 (unaudited)

	Common Stocks (96.3%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (17.6%)
	Bloomin’ Brands, Inc.	280,097	4,725
	Brinker International, Inc.	58,244	2,676
*	Burlington Stores, Inc.	124,885	7,023
	Core-Mark Holding Co., Inc.	43,236	3,526
*	Del Frisco’s Restaurant Group, Inc.	189,200	3,137
	DSW, Inc. - Class A	151,840	4,197
	Dunkin’ Brands Group, Inc.	69,070	3,258
*	Five Below, Inc.	102,830	4,251
*	G-III Apparel Group, Ltd.	108,473	5,303
	HSN, Inc.	82,730	4,328
*	Kate Spade & Co.	212,643	5,427
*	La Quinta Holdings, Inc.	267,536	3,344
	Marriott Vacations Worldwide Corp.	63,860	4,311
	Oxford Industries, Inc.	48,491	3,260
	Papa John’s International, Inc.	46,110	2,499
*	Steven Madden, Ltd.	141,950	5,258
*	Tenneco, Inc.	104,680	5,392
*	TopBuild Corp.	96,370	2,866
*	Vista Outdoor, Inc.	77,312	4,013
*	Wingstop, Inc.	108,679	2,465

	Total		81,259

	Consumer Staples (5.1%)
	Casey’s General Stores, Inc.	60,070	6,807
*	Natural Grocers by Vitamin Cottage, Inc.	161,484	3,435
*	Post Holdings, Inc.	60,900	4,188
	PriceSmart, Inc.	52,063	4,403
*	TreeHouse Foods, Inc.	55,455	4,811

	Total		23,644

	Energy (0.9%)
*	RSP Permian, Inc.	144,507	4,196

	Total		4,196

	Financials (9.5%)
	AMERISAFE, Inc.	80,980	4,255
	CoreSite Realty Corp.	71,050	4,974
	EverBank Financial Corp.	206,780	3,120
	Evercore Partners, Inc.	63,230	3,272
*	FCB Financial Holdings, Inc. - Class A	72,040	2,396
	First Merchants Corp.	156,290	3,684
	Flushing Financial Corp.	55,440	1,199
	Great Western Bancorp, Inc.	86,900	2,370
	HFF, Inc. - Class A	113,170	3,116
	James River Group Holdings, Ltd.	98,320	3,172
	MarketAxess Holdings, Inc.	28,843	3,600
*	MGIC Investment Corp.	250,690	1,923
	Sandy Spring Bancorp, Inc.	62,500	1,739

	Common Stocks (96.3%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Sterling Bancorp/DE	121,900	1,942
	Sunstone Hotel Investors, Inc.	222,600	3,116

	Total		43,878

	Health Care (21.2%)
*	Acadia Healthcare Co., Inc.	53,090	2,926
*	Acorda Therapeutics, Inc.	65,370	1,729
*	Aerie Pharmaceuticals, Inc.	142,117	1,728
*	Agios Pharmaceuticals, Inc.	27,997	1,137
*	Alder Biopharmaceuticals, Inc.	107,860	2,642
*	Amicus Therapeutics, Inc.	179,400	1,516
*	Anacor Pharmaceuticals, Inc.	55,679	2,976
*	Anika Therapeutics, Inc.	78,880	3,528
*	Aratana Therapeutics, Inc.	193,000	1,065
	Atrion Corp.	9,354	3,698
*	BioCryst Pharmaceuticals, Inc.	202,553	573
*	Cepheid, Inc.	99,672	3,325
*	Cynosure, Inc. - Class A	80,060	3,532
*	DexCom, Inc.	33,671	2,287
*	Five Prime Therapeutics, Inc.	80,543	3,272
*	Flexion Therapeutics, Inc.	98,350	905
*	Globus Medical, Inc. - Class A	209,500	4,976
*	GlycoMimetics, Inc.	101,985	608
*	HeartWare International, Inc.	25,500	801
*	ICU Medical, Inc.	37,040	3,856
*	Intersect ENT, Inc.	114,952	2,184
*	Ironwood Pharmaceuticals, Inc.	25,900	283
*	LivaNova PLC	45,740	2,469
*	The Medicines Co.	89,770	2,852
*	Neurocrine Biosciences, Inc.	75,070	2,969
*	Novavax, Inc.	390,973	2,017
*	Omnicell, Inc.	113,080	3,152
*	Ophthotech Corp.	54,720	2,313
*	Otonomy, Inc.	125,474	1,872
*	PAREXEL International Corp.	73,660	4,621
*	Portola Pharmaceuticals, Inc.	90,800	1,852
*	PTC Therapeutics, Inc.	80,324	517
*	Relypsa, Inc.	125,199	1,696
*	Team Health Holdings, Inc.	77,350	3,234
*	Tesaro, Inc.	68,400	3,012
	U.S. Physical Therapy, Inc.	57,990	2,884
*	Ultragenyx Pharmaceutical, Inc.	39,389	2,494
*	Vascular Solutions, Inc.	121,374	3,948
*	WellCare Health Plans, Inc.	61,040	5,661
*	XenoPort, Inc.	226,790	1,023

	Total		98,133

	Common Stocks (96.3%)	Shares/ $ Par	Value $ (000’s)

	Industrials (13.1%)
	AAON, Inc.	130,483	3,654
	Altra Industrial Motion Corp.	110,288	3,064
*	Astronics Corp.	81,976	3,127
	AZZ, Inc.	65,333	3,698
	Celadon Group, Inc.	115,698	1,212
	Deluxe Corp.	60,570	3,785
*	Esterline Technologies Corp.	29,800	1,909
	Exponent, Inc.	108,106	5,514
*	Generac Holdings, Inc.	118,024	4,395
*	GP Strategies Corp.	56,810	1,557
	HEICO Corp. - Class A	73,570	3,502
	Knight Transportation, Inc.	82,242	2,151
	Lennox International, Inc.	35,310	4,774
	Marten Transport, Ltd.	86,860	1,626
*	On Assignment, Inc.	101,185	3,736
*	Teledyne Technologies, Inc.	36,020	3,175
	The Toro Co.	57,679	4,967
	Triumph Group, Inc.	60,709	1,911
*	WageWorks, Inc.	58,900	2,981

	Total		60,738

	Information Technology (24.1%)
*	Aspen Technology, Inc.	40,370	1,459
*	Bottomline Technologies de, Inc.	107,968	3,292
*	CACI International, Inc. - Class A	30,640	3,269
*	Cardtronics, Inc.	161,847	5,825
	Cass Information Systems, Inc.	54,690	2,863
	CDW Corp./DE	69,197	2,872
*	comScore, Inc.	80,395	2,415
*	Demandware, Inc.	28,040	1,096
*	Envestnet, Inc.	144,734	3,937
*	EPAM Systems, Inc.	64,934	4,849
*	ePlus, Inc.	32,054	2,581
*	Everyday Health, Inc.	196,058	1,098
*	ExlService Holdings, Inc.	107,586	5,573
	Fair Isaac Corp.	58,016	6,155
	FEI Co.	40,301	3,587
*	Five9, Inc.	261,459	2,324
*	Fleetmatics Group PLC	61,597	2,508
*	Guidewire Software, Inc.	71,377	3,889
	Heartland Payment Systems, Inc.	12,897	1,245
*	HubSpot, Inc.	54,908	2,395
*	Integrated Device Technology, Inc.	161,129	3,294
	j2 Global, Inc.	64,040	3,944
*	Manhattan Associates, Inc.	50,693	2,883
*	Marketo, Inc.	59,586	1,166
	MAXIMUS, Inc.	85,322	4,491
	MKS Instruments, Inc.	100,370	3,779
*	NetScout Systems, Inc.	100,250	2,303
*	Paycom Software, Inc.	80,517	2,866

Small Cap Growth Stock Portfolio

	Common Stocks (96.3%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	PTC, Inc.	72,538	2,405
*	Q2 Holdings, Inc.	44,105	1,060
*	Rogers Corp.	38,300	2,293
*	SunPower Corp.	78,396	1,751
*	Textura Corp.	104,980	1,956
*	Tyler Technologies, Inc.	46,374	5,964
*	Verint Systems, Inc.	80,127	2,675
*	WebMD Health Corp.	47,695	2,987
*	WEX, Inc.	30,690	2,558

	Total		111,607

	Materials (4.5%)
*	Boise Cascade Co.	112,741	2,336
	Graphic Packaging Holding Co.	336,290	4,321
*	Headwaters, Inc.	252,445	5,009
*	Omnova Solutions, Inc.	325,820	1,812
	PolyOne Corp.	129,170	3,907
	Silgan Holdings, Inc.	66,320	3,526

	Total		20,911

	Telecommunication Services (0.3%)
*	Vonage Holdings Corp.	292,300	1,336

	Total		1,336

	Total Common Stocks
	(Cost: $419,671)		445,702

	Investment Companies (3.2%)

	Investment Companies (3.2%)
	iShares Russell 2000 Growth Index Fund	112,620	14,943

	Total Investment Companies
	(Cost: $14,040)		14,943

	Total Investments (99.5%)
	(Cost: $433,711)(a)		460,645

	Other Assets, Less
	Liabilities (0.5%)		2,515

	Net Assets (100.0%)		463,160

Small Cap Growth Stock Portfolio

*	Non-Income Producing

(a)	At March 31, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $433,711 and the net unrealized appreciation of investments based on that cost was $26,934 which is comprised of $77,216 aggregate gross unrealized appreciation and $50,282 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$445,702	$-	$-
Investment Companies	14,943	-	-
Total Assets:	$460,645	$-	$-

Index 600 Stock Portfolio

Schedule of Investments

March 31, 2016 (unaudited)

	Common Stocks (89.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.1%)
*	American Public Education, Inc.	2,853	59
	Arctic Cat, Inc.	2,315	39
*	Asbury Automotive Group, Inc.	4,397	263
*	Barnes & Noble Education, Inc.	6,948	68
	Barnes & Noble, Inc.	10,755	133
*	Belmond, Ltd.	15,475	147
	Big 5 Sporting Goods Corp.	3,272	36
*	Biglari Holdings, Inc.	187	69
*	BJ’s Restaurants, Inc.	3,513	146
	Blue Nile, Inc.	2,069	53
	Bob Evans Farms, Inc.	3,520	164
*	Boyd Gaming Corp.	14,303	295
	The Buckle, Inc.	4,954	168
	Caleres, Inc.	7,768	220
	Callaway Golf Co.	16,668	152
	Capella Education Co.	1,899	100
*	Career Education Corp.	12,105	55
	The Cato Corp. - Class A	4,650	179
	The Children’s Place, Inc.	3,549	296
	Core-Mark Holding Co., Inc.	4,114	335
*	Crocs, Inc.	12,978	125
	DineEquity, Inc.	2,964	277
*	Dorman Products, Inc.	5,379	293
	Drew Industries, Inc.	4,334	279
*	The E.W. Scripps Co. - Class A	9,470	148
	Ethan Allen Interiors, Inc.	4,548	145
*	Express, Inc.	12,765	273
	The Finish Line, Inc. - Class A	7,885	166
*	Five Below, Inc.	9,697	401
*	Francesca’s Holdings Corp.	7,405	142
	Fred’s, Inc. - Class A	6,240	93
*	FTD Cos, Inc.	3,261	86
	Gannett Co., Inc.	20,635	312
*	Genesco, Inc.	3,927	284
*	Gentherm, Inc.	6,457	269
*	G-III Apparel Group, Ltd.	7,123	348
	Group 1 Automotive, Inc.	3,954	232
	Harte-Hanks, Inc.	8,384	21
	Haverty Furniture Cos., Inc.	3,577	76
*	Helen of Troy, Ltd.	5,028	521
*	Hibbett Sports, Inc.	4,050	145
*	Iconix Brand Group, Inc.	8,603	69
*	Installed Building Products, Inc.	2,955	79
	Interval Leisure Group, Inc.	6,949	100
*	iRobot Corp.	5,154	182
	Kirkland’s, Inc.	2,754	48
	La-Z-Boy, Inc.	8,869	237

	Common Stocks (89.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Lithia Motors, Inc. - Class A	4,120	360
*	Lumber Liquidators Holdings, Inc.	4,815	63
*	M/I Homes, Inc.	4,383	82
	The Marcus Corp.	3,369	64
*	MarineMax, Inc.	4,307	84
	Marriott Vacations Worldwide Corp.	4,461	301
*	Meritage Homes Corp.	6,577	240
*	Monarch Casino & Resort, Inc.	1,902	37
	Monro Muffler Brake, Inc.	5,723	409
*	Motorcar Parts of America, Inc.	3,258	124
	Movado Group, Inc.	2,913	80
	Nutrisystem, Inc.	5,229	109
	Outerwall, Inc.	2,953	109
	Oxford Industries, Inc.	2,594	174
	Papa John’s International, Inc.	4,964	269
*	Perry Ellis International, Inc.	2,103	39
	PetMed Express, Inc.	3,581	64
*	Pinnacle Entertainment, Inc.	10,821	380
*	Popeyes Louisiana Kitchen, Inc.	3,991	208
*	Red Robin Gourmet Burgers, Inc.	2,423	156
*	Regis Corp.	6,782	103
	Rent-A-Center, Inc.	9,438	150
*	Ruby Tuesday, Inc.	11,030	59
	Ruth’s Hospitality Group, Inc.	5,980	110
	Scholastic Corp.	4,763	178
*	Scientific Games Corp. - Class A	8,921	84
*	Select Comfort Corp.	8,645	168
*	Sizmek, Inc.	3,481	10
	Sonic Automotive, Inc. - Class A	5,139	95
	Sonic Corp.	8,732	307
	Stage Stores, Inc.	5,432	44
	Standard Motor Products, Inc.	3,500	121
	Stein Mart, Inc.	5,197	38
*	Steven Madden, Ltd.	9,887	366
*	Strayer Education, Inc.	1,960	96
	Sturm, Ruger & Co., Inc.	3,368	230
	Superior Industries International, Inc.	4,113	91
	Tailored Brands, Inc.	8,600	154
	Texas Roadhouse, Inc.	11,213	489
*	TopBuild Corp.	6,727	200
*	Tuesday Morning Corp.	7,890	65
*	Tumi Holdings, Inc.	9,944	267
*	Unifi, Inc.	2,664	61

	Common Stocks (89.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	Universal Electronics, Inc.	2,577	160
	Universal Technical Institute, Inc.	3,748	16
*	Vera Bradley, Inc.	3,646	74
*	Vitamin Shoppe, Inc.	4,584	142
*	VOXX International Corp.	3,543	16
	Winnebago Industries, Inc.	4,796	108
	Wolverine World Wide, Inc.	17,758	327
	World Wrestling Entertainment, Inc.- Class A	6,090	108
*	Zumiez, Inc.	3,558	71

	Total		16,188

	Consumer Staples (2.4%)
	The Andersons, Inc.	4,671	147
	B&G Foods, Inc.	11,028	384
	Calavo Growers, Inc.	2,627	150
	Cal-Maine Foods, Inc.	5,515	286
*	Central Garden & Pet Co.	1,757	29
*	Central Garden & Pet Co. - Class A	5,854	95
*	Darling Ingredients, Inc.	29,184	384
	Inter Parfums, Inc.	3,031	94
	J&J Snack Foods Corp.	2,624	284
	Medifast, Inc.	1,651	50
	Sanderson Farms, Inc.	3,531	319
*	Seneca Foods Corp. - Class A	1,068	37
	SpartanNash Co.	6,628	201
	Universal Corp.	4,038	229
	WD-40 Co.	2,380	257

	Total		2,946

	Energy (2.3%)
	Archrock, Inc.	12,345	99
	Atwood Oceanics, Inc.	10,362	95
*	Basic Energy Services, Inc.	6,901	19
*	Bill Barrett Corp.	8,862	55
*	Bonanza Creek Energy, Inc.	7,250	11
	Bristow Group, Inc.	6,213	117
	CARBO Ceramics, Inc.	3,507	50
*	Carrizo Oil & Gas, Inc.	9,644	298
*	Cloud Peak Energy, Inc.	10,874	21
*	Contango Oil & Gas Co.	3,104	37
*	Era Group, Inc.	3,425	32
*	Exterran Corp.	6,247	97
*	Geospace Technologies Corp.	2,369	29
	Green Plains, Inc.	6,429	103
	Gulf Island Fabrication, Inc.	2,380	19
*	GulfMark Offshore, Inc. - Class A	4,588	28

Index 600 Stock Portfolio

	Common Stocks (89.5%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
*	Helix Energy Solutions Group, Inc.	17,779	99
*	Hornbeck Offshore Services, Inc.	5,693	56
*	Matrix Service Co.	4,784	85
*	Newpark Resources, Inc.	14,957	65
*	Northern Oil and Gas, Inc.	9,315	37
*	PDC Energy, Inc.	8,070	480
*	Pioneer Energy Services Corp.	11,465	25
*	REX American Resources Corp.	1,024	57
*	Rex Energy Corp.	8,620	7
*	SEACOR Holdings, Inc.	2,807	153
*	Stone Energy Corp.	10,106	8
*	Synergy Resources Corp.	20,394	158
	Tesco Corp.	6,981	60
*	TETRA Technologies, Inc.	14,267	91
	Tidewater, Inc.	8,349	57
*	Unit Corp.	9,070	80
	US Silica Holdings, Inc.	11,045	251

	Total		2,879

	Financials (20.5%)
	Acadia Realty Trust	12,525	440
	Agree Realty Corp.	3,411	131
	American Assets Trust, Inc.	7,022	280
	American Equity Investment Life Holding Co.	14,552	244
	Ameris Bancorp	4,943	146
	AMERISAFE, Inc.	3,401	179
	Astoria Financial Corp.	16,223	257
	Banc of California, Inc.	7,694	135
	Bank Mutual Corp.	7,535	57
	Banner Corp.	3,617	152
	BBCN Bancorp, Inc.	14,144	215
*	BofI Holding, Inc.	10,196	218
	Boston Private Financial Holdings, Inc.	14,841	170
	Brookline Bancorp, Inc.	12,514	138
	Calamos Asset Management, Inc.	3,066	26
	Capstead Mortgage Corp.	17,056	169
	Cardinal Financial Corp.	5,755	117
	CareTrust REIT, Inc.	10,010	127
	Cash America International, Inc.	4,350	168
	Cedar Realty Trust, Inc.	13,294	96
	Central Pacific Financial Corp.	5,569	121
	Chesapeake Lodging Trust	10,680	283
	City Holding Co.	2,663	127
	Columbia Banking System, Inc.	10,265	307
	Community Bank System, Inc.	7,799	298
	CoreSite Realty Corp.	5,381	377
	Cousins Properties, Inc.	35,707	371
	CVB Financial Corp.	17,585	307

	Common Stocks (89.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	DiamondRock Hospitality Co.	35,684	361
	Dime Community Bancshares, Inc.	5,448	96
	EastGroup Properties, Inc.	5,717	345
	Education Realty Trust, Inc.	11,238	467
*	eHealth, Inc.	2,963	28
	Employers Holdings, Inc.	5,727	161
*	Encore Capital Group, Inc.	4,181	108
*	Enova International, Inc.	4,774	30
	Evercore Partners, Inc.	7,062	365
*	EZCORP, Inc. - Class A	9,230	27
	Financial Engines, Inc.	9,202	289
*	First BanCorp/Puerto Rico	20,647	60
	First Cash Financial Services, Inc.	5,021	231
	First Commonwealth Financial Corp.	15,814	140
	First Financial Bancorp.	10,957	199
	First Financial Bankshares, Inc.	11,737	347
	First Midwest Bancorp, Inc.	13,923	251
*	First NBC Bank Holding, Co.	2,815	58
*	Forestar Group, Inc.	6,027	79
	Four Corners Property Trust, Inc.	9,573	172
	Franklin Street Properties Corp.	15,850	168
	The GEO Group, Inc.	13,111	455
	Getty Realty Corp.	4,669	93
	Glacier Bancorp, Inc.	13,525	344
	Government Properties Income Trust	12,643	226
*	Green Dot Corp. - Class A	8,018	184
	Greenhill & Co., Inc.	4,928	109
	Hanmi Financial Corp.	5,716	126
	HCI Group, Inc.	1,591	53
	HFF, Inc. - Class A	6,144	169
	Home BancShares, Inc.	10,857	445
	Horace Mann Educators Corp.	7,181	228
	Independent Bank Corp./Rockland MA	4,674	215
	Infinity Property & Casualty Corp.	1,968	158
	Interactive Brokers Group, Inc. - Class A	10,350	407
*	INTL FCStone, Inc.	2,747	73
	Investment Technology Group, Inc.	5,829	129
	Kite Realty Group Trust	14,827	411
	LegacyTexas Financial Group, Inc.	7,792	153
*	LendingTree, Inc.	1,224	120
	Lexington Realty Trust	37,633	324
	LTC Properties, Inc.	6,669	302
	MB Financial, Inc.	12,213	396

	Common Stocks (89.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Medical Properties Trust, Inc.	42,280	549
	National Penn Bancshares, Inc.	24,941	265
*	The Navigators Group, Inc.	1,951	164
	NBT Bancorp, Inc.	7,666	207
	Northfield Bancorp, Inc.	6,951	114
	Northwest Bancshares, Inc.	18,092	244
	OFG Bancorp	7,798	54
	Old National Bancorp	20,321	248
	Oritani Financial Corp.	6,709	114
	Parkway Properties, Inc.	14,487	227
	Pennsylvania Real Estate Investment Trust	12,312	269
	Pinnacle Financial Partners, Inc.	6,274	308
*	Piper Jaffray Cos., Inc.	2,653	131
*	PRA Group, Inc.	8,216	241
	ProAssurance Corp.	9,436	477
	Provident Financial Services, Inc.	10,526	212
	PS Business Parks, Inc.	3,460	348
	RE/MAX Holdings, Inc.	3,126	107
	Retail Opportunity Investments Corp.	17,703	356
	RLI Corp.	6,739	451
	S&T Bancorp, Inc.	6,188	159
	Sabra Health Care REIT, Inc.	11,588	233
	Safety Insurance Group, Inc.	2,495	142
	Saul Centers, Inc.	2,024	107
	Selective Insurance Group, Inc.	10,237	375
	Simmons First National Corp. - Class A	5,074	229
	Southside Bancshares, Inc.	4,129	108
	Sterling Bancorp/DE	21,341	340
	Stewart Information Services Corp.	3,963	144
	Summit Hotel Properties, Inc.	15,429	185
	Talmer Bancorp, Inc. - Class A	11,282	204
*	Texas Capital Bancshares, Inc.	8,157	313
	Tompkins Financial Corp.	2,184	140
	TrustCo Bank Corp. NY	16,953	103
	UMB Financial Corp.	7,484	386
	United Bankshares, Inc.	11,511	422
	United Community Banks, Inc.	10,829	200
	United Fire Group, Inc.	3,763	165
	United Insurance Holdings Corp.	3,175	61
	Universal Health Realty Income Trust	2,180	123
	Universal Insurance Holdings, Inc.	5,679	101
	Urstadt Biddle Properties, Inc. - Class A	4,705	99

Index 600 Stock Portfolio

	Common Stocks (89.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Virtus Investment Partners, Inc.	1,166	91
*	Walker & Dunlop, Inc.	4,836	117
	Westamerica Bancorporation	4,538	221
	Wilshire Bancorp, Inc.	12,582	130
	Wintrust Financial Corp.	8,609	382
*	World Acceptance Corp.	1,507	57

	Total		25,181

	Health Care (11.1%)
	Abaxis, Inc.	3,783	172
	Aceto Corp.	5,253	124
*	Acorda Therapeutics, Inc.	8,132	215
*	Adeptus Health, Inc. - Class A	2,130	118
*	Affymetrix, Inc.	14,215	199
*	Air Methods Corp.	6,111	221
*	Albany Molecular Research, Inc.	4,796	73
*	Almost Family, Inc.	1,538	57
*	AMAG Pharmaceuticals, Inc.	6,177	145
*	Amedisys, Inc.	5,031	243
*	AMN Healthcare Services, Inc.	8,500	286
	Analogic Corp.	2,207	174
*	AngioDynamics, Inc.	4,709	58
*	ANI Pharmaceuticals, Inc.	1,343	45
*	Anika Therapeutics, Inc.	2,547	114
*	Cambrex Corp.	5,653	249
	Cantel Medical Corp.	6,376	455
	Chemed Corp.	3,019	409
	Computer Programs and Systems, Inc.	1,884	98
	CONMED Corp.	4,581	192
*	CorVel Corp.	1,810	71
*	Cross Country Healthcare, Inc.	5,790	67
	CryoLife, Inc.	4,530	49
*	Cynosure, Inc. - Class A	4,086	180
*	Depomed, Inc.	10,826	151
*	Diplomat Pharmacy, Inc.	6,358	174
*	Emergent BioSolutions, Inc.	5,473	199
*	Enanta Pharmaceuticals, Inc.	2,355	69
	Ensign Group, Inc.	8,385	190
*	ExamWorks Group, Inc.	6,932	205
*	Greatbatch, Inc.	4,487	160
*	Haemonetics Corp.	9,039	316
*	HealthEquity, Inc.	6,249	154
*	HealthStream, Inc.	4,332	96
*	Healthways, Inc.	5,588	56
*	HMS Holdings Corp.	14,933	214
*	ICU Medical, Inc.	2,579	268
*	Impax Laboratories, Inc.	12,132	388
*	Inogen, Inc.	2,550	115
*	Integra LifeSciences Holdings Corp.	5,130	346
	Invacare Corp.	5,376	71

	Common Stocks (89.5%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	Kindred Healthcare, Inc.	14,897	184
	Landauer, Inc.	1,703	56
*	Lannett Co., Inc.	4,950	89
*	LHC Group, Inc.	2,300	82
*	Ligand Pharmaceuticals, Inc. - Class B	3,223	345
*	Luminex Corp.	6,826	132
*	Magellan Health, Inc.	4,394	298
*	Masimo Corp.	7,917	331
*	The Medicines Co.	12,345	392
*	Medidata Solutions, Inc.	10,019	388
	Meridian Bioscience, Inc.	7,475	154
*	Merit Medical Systems, Inc.	7,869	146
*	MiMedx Group, Inc.	17,440	152
*	Momenta Pharmaceuticals, Inc.	11,032	102
*	Natus Medical, Inc.	5,894	227
*	Nektar Therapeutics	24,165	332
*	Neogen Corp.	6,656	335
*	NuVasive, Inc.	8,833	430
*	Omnicell, Inc.	6,370	178
*	PharMerica Corp.	5,425	120
	Phibro Animal Health Corp. - Class A	3,287	89
*	Prestige Brands Holdings, Inc.	9,378	501
*	The Providence Service Corp.	2,241	114
	Quality Systems, Inc.	7,901	120
*	Repligen Corp.	5,872	158
*	Sagent Pharmaceuticals, Inc.	4,261	52
*	Select Medical Holdings Corp.	18,670	221
*	Spectrum Pharmaceuticals, Inc.	10,534	67
*	Supernus Pharmaceuticals, Inc.	6,088	93
*	Surgical Care Affiliates, Inc.	4,805	222
*	SurModics, Inc.	2,310	43
	US Physical Therapy, Inc.	2,222	111
*	Vascular Solutions, Inc.	3,085	100
*	Zeltiq Aesthetics, Inc.	5,689	155

	Total		13,705

	Industrials (15.6%)
	AAON, Inc.	7,073	198
	AAR Corp.	5,860	136
	ABM Industries, Inc.	9,943	321
	Actuant Corp. - Class A	10,471	259
*	Aegion Corp.	6,286	133
*	Aerojet Rocketdyne Holdings, Inc.	11,448	188
*	Aerovironment, Inc.	3,647	103
	Albany International Corp. - Class A	5,120	192
	Allegiant Travel Co.	2,329	415
	American Science and Engineering, Inc.	1,274	35

	Common Stocks (89.5%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
*	American Woodmark Corp.	2,430	181
	Apogee Enterprises, Inc.	5,134	225
	Applied Industrial Technologies, Inc.	6,978	303
	ArcBest Corp.	4,309	93
	Astec Industries, Inc.	3,351	156
*	Atlas Air Worldwide Holdings, Inc.	4,380	185
	AZZ, Inc.	4,593	260
	Barnes Group, Inc.	9,006	316
	Brady Corp. - Class A	8,301	223
	Briggs & Stratton Corp.	7,670	183
	The Brink’s Co.	8,690	292
	CDI Corp.	2,592	16
	Celadon Group, Inc.	4,955	52
*	Chart Industries, Inc.	5,437	118
	CIRCOR International, Inc.	2,910	135
	Comfort Systems USA, Inc.	6,653	211
	Cubic Corp.	3,884	155
*	DXP Enterprises, Inc.	2,255	40
*	Dycom Industries, Inc.	5,847	378
*	Echo Global Logistics, Inc.	4,432	120
	EMCOR Group, Inc.	10,783	524
	Encore Wire Corp.	3,678	143
	EnerSys	7,721	430
*	Engility Holdings, Inc.	3,071	58
	EnPro Industries, Inc.	3,901	225
	ESCO Technologies, Inc.	4,591	179
	Essendant, Inc.	6,628	212
	Exponent, Inc.	4,572	233
	Federal Signal Corp.	11,097	147
	Forward Air Corp.	5,430	246
	Franklin Electric Co., Inc.	6,803	219
	G&K Services, Inc. - Class A	3,537	259
	General Cable Corp.	8,726	107
*	Gibraltar Industries, Inc.	5,285	151
	The Greenbrier Cos., Inc.	4,626	128
	Griffon Corp.	6,753	104
	Harsco Corp.	14,238	78
*	Hawaiian Holdings, Inc.	8,448	399
	Healthcare Services Group, Inc.	12,830	472
	Heartland Express, Inc.	10,512	195
	Heidrick & Struggles International, Inc.	3,072	73
	Hillenbrand, Inc.	11,199	335
*	Hub Group, Inc. - Class A	6,220	254
	Insperity, Inc.	2,872	149
	Interface, Inc.	11,712	217
	John Bean Technologies Corp.	5,197	293
	Kaman Corp.	4,802	205
	Kelly Services, Inc. - Class A	5,282	101
	Knight Transportation, Inc.	10,896	285
	Korn/Ferry International	10,183	288
	Lindsay Corp.	1,979	142

Index 600 Stock Portfolio

	Common Stocks (89.5%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
*	Lydall, Inc.	3,042	99
	Marten Transport, Ltd.	4,244	79
	Matson, Inc.	7,723	310
	Matthews International Corp. - Class A	5,869	302
	Mobile Mini, Inc.	7,927	262
*	Moog, Inc. - Class A	5,931	271
	Mueller Industries, Inc.	10,161	299
*	MYR Group, Inc.	3,455	87
	National Presto Industries, Inc.	863	72
*	Navigant Consulting, Inc.	8,428	133
*	On Assignment, Inc.	8,511	314
*	Orion Marine Group, Inc.	4,850	25
*	PGT, Inc.	8,649	85
	Powell Industries, Inc.	1,555	46
*	Proto Labs, Inc.	4,192	323
	Quanex Building Products Corp.	6,083	106
	Resources Connection, Inc.	6,601	103
*	Roadrunner Transportation Systems, Inc.	5,374	67
*	Saia, Inc.	4,440	125
	Simpson Manufacturing Co., Inc.	7,297	279
	SkyWest, Inc.	9,089	182
	SPX Corp.	7,441	112
*	SPX FLOW, Inc.	7,400	186
	Standex International Corp.	2,281	178
*	TASER International, Inc.	9,545	187
	Tennant Co.	3,137	162
	Tetra Tech, Inc.	10,421	311
	Titan International, Inc.	7,769	42
*	Trex Co., Inc.	5,494	263
*	TrueBlue, Inc.	7,471	195
	UniFirst Corp.	2,715	296
	Universal Forest Products, Inc.	3,580	307
	US Ecology, Inc.	3,869	171
*	Veritiv Corp.	1,451	54
	Viad Corp.	3,580	104
*	Vicor Corp.	2,932	31
*	WageWorks, Inc.	6,389	323
	Watts Water Technologies, Inc. - Class A	4,986	275

	Total		19,239

	Information Technology (15.3%)
	ADTRAN, Inc.	8,752	177
*	Advanced Energy Industries, Inc.	7,084	246
*	Agilysys, Inc.	2,695	28
*	Anixter International, Inc.	5,040	263
	Badger Meter, Inc.	2,581	172
	Bel Fuse, Inc. - Class B	1,571	23
*	Benchmark Electronics, Inc.	8,856	204
	Black Box Corp.	2,734	37
	Blackbaud, Inc.	8,350	525

	Common Stocks (89.5%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Blucora, Inc.	7,325	38
*	Bottomline Technologies de, Inc.	6,737	205
	Brooks Automation, Inc.	12,166	127
	Cabot Microelectronics Corp.	4,245	174
*	CACI International, Inc. - Class A	4,311	460
*	CalAmp Corp.	6,498	117
*	Cardtronics, Inc.	8,034	289
*	CEVA, Inc.	3,634	82
*	Checkpoint Systems, Inc.	7,376	75
*	Ciber, Inc.	12,834	27
*	Cirrus Logic, Inc.	11,221	409
*	Coherent, Inc.	4,301	395
	Cohu, Inc.	4,433	53
	Comtech Telecommunications Corp.	2,871	67
*	Cray, Inc.	7,233	303
	CSG Systems International, Inc.	5,812	262
	CTS Corp.	5,791	91
	Daktronics, Inc.	6,880	54
*	DHI Group, Inc.	7,389	60
*	Digi International, Inc.	4,587	43
*	Diodes, Inc.	6,847	138
*	DSP Group, Inc.	3,847	35
*	DTS, Inc.	3,109	68
	Ebix, Inc.	4,569	186
*	Electro Scientific Industries, Inc.	4,925	35
*	Electronics for Imaging, Inc.	8,380	355
	Epiq Systems, Inc.	5,759	87
*	ePlus, Inc.	1,037	83
*	Exar Corp.	8,625	50
*	ExlService Holdings, Inc.	5,891	305
*	Fabrinet	5,430	176
*	FARO Technologies, Inc.	2,949	95
	Forrester Research, Inc.	1,766	59
*	Gerber Scientific, Inc.	2,359	-
*	Harmonic, Inc.	13,513	44
	Heartland Payment Systems, Inc.	6,577	635
*	II-VI, Inc.	9,365	203
*	Insight Enterprises, Inc.	6,597	189
*	Interactive Intelligence Group, Inc.	3,133	114
*	Itron, Inc.	6,737	281
*	Ixia	10,956	137
*	Kopin Corp.	11,141	19
*	Kulicke and Soffa Industries, Inc.	12,508	142
*	Liquidity Services, Inc.	4,353	23
	Littelfuse, Inc.	3,972	489
*	LivePerson, Inc.	8,761	51
*	LogMeIn, Inc.	4,462	225
*	Lumentum Holdings, Inc.	8,403	227
	ManTech International Corp. - Class A	4,353	139

	Common Stocks (89.5%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Mercury Systems, Inc.	5,882	119
	Methode Electronics, Inc. - Class A	6,562	192
*	MicroStrategy, Inc. - Class A	1,665	299
	MKS Instruments, Inc.	9,468	356
	Monolithic Power Systems, Inc.	6,574	418
	Monotype Imaging Holdings, Inc.	7,114	170
*	Monster Worldwide, Inc.	15,982	52
	MTS Systems Corp.	2,624	160
*	Nanometrics, Inc.	4,319	68
*	NETGEAR, Inc.	5,763	233
*	Newport Corp.	6,867	158
	NIC, Inc.	10,854	196
*	OSI Systems, Inc.	3,272	214
	Park Electrochemical Corp.	3,600	58
*	Perficient, Inc.	6,393	139
*	Plexus Corp.	5,933	234
	Power Integrations, Inc.	5,106	254
*	Progress Software Corp.	9,049	218
*	QLogic Corp.	14,726	198
*	Qualys, Inc.	4,284	108
*	QuinStreet, Inc.	6,352	22
*	Rambus, Inc.	19,467	268
*	Rofin-Sinar Technologies, Inc.	5,067	163
*	Rogers Corp.	3,194	191
*	Rovi Corp.	14,692	301
*	Ruckus Wireless, Inc.	15,949	156
*	Rudolph Technologies, Inc.	5,516	75
*	Sanmina Corp.	13,720	321
*	ScanSource, Inc.	4,660	188
*	Semtech Corp.	11,537	254
*	Stamps.com, Inc.	2,674	284
*	Super Micro Computer, Inc.	6,537	223
*	Sykes Enterprises, Inc.	6,921	209
*	Synchronoss Technologies, Inc.	7,104	230
*	Take-Two Interactive Software, Inc.	15,077	568
*	Tangoe, Inc.	6,659	53
	TeleTech Holdings, Inc.	2,925	81
	Tessera Technologies, Inc.	8,406	261
*	TTM Technologies, Inc.	11,489	76
*	Ultratech, Inc.	4,715	103
*	VASCO Data Security International, Inc.	5,350	82
*	Veeco Instruments, Inc.	7,106	138
*	ViaSat, Inc.	7,992	587
*	Viavi Solutions, Inc.	41,194	283
*	Virtusa Corp.	4,822	181
*	XO Group, Inc.	4,198	67

	Total		18,805

Index 600 Stock Portfolio

	Common Stocks (89.5%)	Shares/ $ Par	Value $ (000’s)

	Materials (4.2%)
	A. Schulman, Inc.	5,208	142
*	AK Steel Holding Corp.	31,703	131
*	American Vanguard Corp.	4,570	72
	Balchem Corp.	5,606	348
*	Boise Cascade Co.	6,893	143
	Calgon Carbon Corp.	8,979	126
*	Century Aluminum Co.	8,819	62
	The Chemours Co.	32,242	226
*	Clearwater Paper Corp.	3,101	150
	Deltic Timber Corp.	1,900	114
*	Flotek Industries, Inc.	9,528	70
	FutureFuel Corp.	4,041	48
	H.B. Fuller Co.	8,886	377
	Hawkins, Inc.	1,690	61
	Haynes International, Inc.	2,219	81
*	Headwaters, Inc.	13,159	261
	Innophos Holdings, Inc.	3,429	106
	Innospec, Inc.	4,268	185
*	Intrepid Potash, Inc.	10,018	11
	Kaiser Aluminum Corp.	3,199	270
	KapStone Paper & Packaging Corp.	15,247	211
*	Koppers Holdings, Inc.	3,654	82
*	Kraton Performance Polymers, Inc.	5,446	94
*	LSB Industries, Inc.	3,588	46
	Materion Corp.	3,556	94
	Myers Industries, Inc.	3,965	51
	Neenah Paper, Inc.	2,977	190
	Olympic Steel, Inc.	1,616	28
	PH Glatfelter Co.	7,722	160
	Quaker Chemical Corp.	2,348	199
	Rayonier Advanced Materials, Inc.	7,621	72
	Schweitzer-Mauduit International, Inc.	5,429	171
	Stepan Co.	3,248	180
*	Stillwater Mining Co.	21,518	229
	SunCoke Energy, Inc.	11,379	74
	TimkenSteel Corp.	6,758	62
	Tredegar Corp.	4,415	69
*	US Concrete, Inc.	2,458	147

	Total		5,143

	Telecommunication Services (1.1%)
*	8x8, Inc.	15,724	158
	Atlantic Tele-Network, Inc.	1,913	145
*	Cincinnati Bell, Inc.	37,333	145
	Cogent Communications Holdings, Inc.	7,313	286
	Consolidated Communications Holdings, Inc.	8,972	231
*	General Communication, Inc. - Class A	5,234	96
*	Iridium Communications, Inc.	14,374	113
*	Lumos Networks Corp.	4,083	52
	Spok Holdings, Inc.	3,672	64

	Total		1,290

	Common Stocks (89.5%)	Shares/ $ Par	Value $ (000’s)

	Utilities (3.9%)
	ALLETE, Inc.	8,206	460
	American States Water Co.	6,492	256
	Avista Corp.	11,109	453
	California Water Service Group	8,510	227
	El Paso Electric Co.	7,196	330
	The Laclede Group, Inc.	7,719	523
	Northwest Natural Gas Co.	4,877	263
	NorthWestern Corp.	8,564	529
	Piedmont Natural Gas Co., Inc.	14,443	864
	South Jersey Industries, Inc.	12,277	349
	Southwest Gas Corp.	8,436	556

	Total		4,810

	Total Common Stocks
	(Cost: $98,523)		110,186

	Investment Companies (2.6%)

	Investment Companies (2.6%)
	iShares Core S&P Small-Cap ETF	28,757	3,237

	Total Investment Companies
	(Cost: $3,166)		3,237

	Short-Term Investments (6.9%)

	US Government & Agencies (6.9%)
	Federal Home Loan Bank, 0.330%, 4/27/16	1,500,000	1,500
	Federal Home Loan Bank, 0.340%, 4/22/16	1,000,000	1,000
(k)	Federal Home Loan Bank, 0.360%, 6/17/16	500,000	500
	Federal Home Loan Bank, 0.360%, 6/24/16	1,000,000	999
	Federal Home Loan Bank, 0.380%, 5/20/16	1,000,000	1,000
	Federal Home Loan Bank, 0.380%, 5/25/16	1,000,000	999
	Federal Home Loan Bank, 0.390%, 5/27/16	500,000	500
	Federal Home Loan Bank, 0.390%, 7/8/16	1,000,000	999
	Federal Home Loan Bank, 0.420%, 8/10/16	1,000,000	998

	Total Short-Term Investments
	(Cost: $8,494)		8,495

	Total Investments (99.0%)
	(Cost: $110,183)(a)		121,918

	Other Assets, Less
	Liabilities (1.0%)		1,233

	Net Assets (100.0%)		123,151

Index 600 Stock Portfolio

*	Non-Income Producing

(a)	At March 31, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $110,183 and the net unrealized appreciation of investments based on that cost was $11,735 which is comprised of $20,307 aggregate gross unrealized appreciation and $8,572 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(j)	Swap agreements outstanding on March 31, 2016.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
S&P SmallCap 600 Index	Credit Suisse International	1-Month USD Libor + 5 BPS	S&P SmallCap 600 Index	5/16	9,622	$12

						$12

(k)	Cash or securities with an aggregate value of $500 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on March 31, 2016.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$110,186	$-	$-
Investment Companies	3,237	-	-
Short-Term Investments	-	8,495	-
Other Financial Instruments^
Total Return Swaps	-	12	-
Total Assets:	$113,423	$8,507	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Small Cap Value Portfolio

Schedule of Investments

March 31, 2016 (unaudited)

	Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (11.3%)
	Aaron’s, Inc.	202,500	5,083
*	American Public Education, Inc.	101,700	2,098
	Cable One, Inc.	4,600	2,011
	Capella Education Co.	50,300	2,648
*	Cavco Industries, Inc.	39,400	3,682
*	Crocs, Inc.	118,300	1,138
	CSS Industries, Inc.	91,100	2,544
	Culp, Inc.	111,200	2,915
*	Dorman Products, Inc.	81,200	4,419
	Drew Industries, Inc.	75,400	4,860
	Ethan Allen Interiors, Inc.	111,600	3,551
	Fred’s, Inc. - Class A	143,659	2,142
	Interval Leisure Group, Inc.	100,700	1,454
	New Media Investment Group, Inc.	194,700	3,240
*	Party City Holdco, Inc.	105,500	1,587
	Pier 1 Imports, Inc.	259,100	1,816
	Pool Corp.	69,000	6,054
*	Red Robin Gourmet Burgers, Inc.	24,100	1,554
	Scholastic Corp.	55,600	2,078
*	Sportsman’s Warehouse Holdings, Inc.	192,200	2,422
*	Steven Madden, Ltd.	88,800	3,289

	Total		60,585

	Consumer Staples (3.6%)
	Energizer Holdings, Inc.	76,000	3,079
	Pinnacle Foods, Inc.	61,400	2,743
*	Post Holdings, Inc.	38,700	2,662
	PriceSmart, Inc.	49,222	4,163
	SpartanNash Co.	118,900	3,604
*	TreeHouse Foods, Inc.	8,900	772
	Vector Group, Ltd.	98,070	2,240

	Total		19,263

	Energy (3.2%)
*	Matador Resources Co.	225,300	4,272
*	Parsley Energy, Inc. - Class A	70,400	1,591
*	PDC Energy, Inc.	44,900	2,669
	RPC, Inc.	212,000	3,006
*	Tesco Corp.	192,200	1,655
*	TETRA Technologies, Inc.	341,500	2,169
*	WPX Energy, Inc.	260,700	1,822

	Total		17,184

	Financials (35.2%)
	Acadia Realty Trust	155,400	5,459
	American Assets Trust, Inc.	34,800	1,389
	American Campus Communities, Inc.	86,300	4,064
	Assured Guaranty, Ltd.	102,900	2,603

	Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	BankUnited, Inc.	114,200	3,933
	BBCN Bancorp, Inc.	217,900	3,310
*	Beneficial Bancorp, Inc.	261,100	3,574
	CatchMark Timber Trust, Inc. - Class A	155,170	1,681
	Cedar Realty Trust, Inc.	673,800	4,872
	CoBiz Financial, Inc.	137,900	1,630
	Columbia Banking System, Inc.	173,200	5,182
	Compass Diversified Holdings	165,300	2,587
	Corporate Office Properties Trust	92,900	2,438
	Douglas Emmett, Inc.	95,100	2,864
	East West Bancorp, Inc.	215,698	7,006
	EastGroup Properties, Inc.	60,300	3,640
	Employers Holdings, Inc.	115,000	3,236
	First Potomac Realty Trust	290,200	2,629
*	Forestar Group, Inc.	108,200	1,411
	Glacier Bancorp, Inc.	195,400	4,967
*	Green Dot Corp. - Class A	132,600	3,046
	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,200	369
	Healthcare Realty Trust, Inc.	97,000	2,996
	Hercules Capital, Inc.	305,300	3,667
	Home BancShares, Inc.	274,100	11,224
	Houlihan Lokey, Inc.	42,000	1,046
	Janus Capital Group, Inc.	165,100	2,415
	Kilroy Realty Corp.	58,000	3,588
	Kite Realty Group Trust	56,625	1,569
	LaSalle Hotel Properties	108,300	2,741
	Main Street Capital Corp.	71,100	2,229
	National Bank Holdings Corp. - Class A	174,200	3,552
	National Interstate Corp.	101,900	3,049
	Pinnacle Financial Partners, Inc.	26,400	1,295
	Popular, Inc.	161,900	4,632
	Potlatch Corp.	100,000	3,150
	ProAssurance Corp.	201,900	10,216
	Prosperity Bancshares, Inc.	75,500	3,502
	PS Business Parks, Inc.	39,700	3,990
	Radian Group, Inc.	246,200	3,053
	RE/MAX Holdings, Inc.	14,900	511
	Redwood Trust, Inc.	172,600	2,258
	RenaissanceRe Holdings, Ltd.	12,800	1,534
	RLJ Lodging Trust	134,700	3,082
	Rouse Properties, Inc.	117,700	2,163
*	Safeguard Scientifics, Inc.	121,900	1,615
	Safety Insurance Group, Inc.	30,400	1,735
	Sandy Spring Bancorp, Inc.	122,200	3,401
	Saul Centers, Inc.	76,900	4,077
	State Auto Financial Corp.	107,200	2,365
*	SVB Financial Group	55,000	5,613

	Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	TowneBank	146,700	2,815
	TPG Specialty Lending, Inc.	128,000	2,065
	United Financial Bancorp, Inc.	255,000	3,210
	Washington Real Estate Investment Trust	114,100	3,333
	Webster Financial Corp.	52,800	1,896
	Wintrust Financial Corp.	68,900	3,055
	WSFS Financial Corp.	93,200	3,031

	Total		187,563

	Health Care (7.4%)
	Analogic Corp.	34,800	2,749
	Atrion Corp.	13,500	5,337
	Ensign Group, Inc.	50,600	1,146
*	Haemonetics Corp.	94,210	3,295
*	Halyard Health, Inc.	129,440	3,719
	National HealthCare Corp.	61,300	3,819
*	Quidel Corp.	161,100	2,781
*	Select Medical Holdings Corp.	171,300	2,023
*	Triple-S Management Corp. - Class B	90,100	2,240
*	WellCare Health Plans, Inc.	35,800	3,320
	West Pharmaceutical Services, Inc.	131,400	9,109

	Total		39,538

	Industrials (14.8%)
*	Aegion Corp.	147,400	3,109
	Applied Industrial Technologies, Inc.	36,700	1,593
*	Beacon Roofing Supply, Inc.	113,000	4,634
	Brady Corp. - Class A	116,800	3,135
	CIRCOR International, Inc.	62,400	2,895
*	Colfax Corp.	32,100	918
	Comfort Systems USA, Inc.	58,600	1,862
	Cubic Corp.	43,800	1,750
	ESCO Technologies, Inc.	114,600	4,467
*	FTI Consulting, Inc.	72,700	2,582
	G & K Services, Inc. - Class A	60,000	4,395
*	Genesee & Wyoming, Inc. - Class A	66,700	4,182
	Hillenbrand, Inc.	64,390	1,928
	Kaman Corp.	67,800	2,894
*	Kirby Corp.	50,100	3,020
	KMG Chemicals, Inc.	79,200	1,827
	Landstar System, Inc.	121,400	7,844
	Matthews International Corp. - Class A	53,600	2,759
	McGrath RentCorp	172,500	4,326
	MSA Safety, Inc.	41,400	2,002
*	Navigant Consulting, Inc.	208,400	3,295
*	RBC Bearings, Inc.	38,500	2,820

Small Cap Value Portfolio

	Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Sun Hydraulics Corp.	83,600	2,775
	Triumph Group, Inc.	38,700	1,218
	Universal Forest Products, Inc.	57,300	4,917
	Universal Truckload Services, Inc.	109,294	1,800

	Total		78,947

	Information Technology (10.0%)
*	Advanced Energy Industries, Inc.	130,200	4,530
	Badger Meter, Inc.	49,900	3,319
	Belden, Inc.	100,000	6,138
	Brooks Automation, Inc.	204,300	2,125
	Cabot Microelectronics Corp.	100,800	4,124
	Electro Rent Corp.	217,800	2,017
*	Fabrinet	33,600	1,087
	Intersil Corp. - Class A	165,400	2,211
*	Ixia	251,500	3,134
	Littelfuse, Inc.	66,500	8,187
	Methode Electronics, Inc. - Class A	88,900	2,599
*	Newport Corp.	94,000	2,162
*	Progress Software Corp.	118,200	2,851
	SYNNEX Corp.	77,700	7,194
*	Veeco Instruments, Inc.	80,620	1,570

	Total		53,248

	Materials (4.6%)
*	American Vanguard Corp.	139,700	2,204
	Carpenter Technology Corp.	98,400	3,368
*	Clearwater Paper Corp.	80,200	3,891
	Innospec, Inc.	98,700	4,280
	Minerals Technologies, Inc.	86,900	4,940
	Myers Industries, Inc.	255,200	3,282
	Reliance Steel & Aluminum Co.	36,000	2,491

	Total		24,456

	Utilities (8.4%)
	Atmos Energy Corp.	44,100	3,275
	Cleco Corp.	64,400	3,555
	El Paso Electric Co.	120,600	5,533
	NorthWestern Corp.	98,800	6,101
	NRG Energy, Inc.	70,000	911
	ONE Gas, Inc.	112,600	6,880
	PNM Resources, Inc.	226,000	7,621
	Portland General Electric Co.	100,500	3,969
	Southwest Gas Corp.	52,800	3,477
	WGL Holdings, Inc.	49,100	3,553

	Total		44,875

	Total Common Stocks
	(Cost: $413,837)		525,659

	Total Investments (98.5%)
	(Cost: $413,837)(a)		525,659

	Other Assets, Less
	Liabilities (1.5%)		7,861

	Net Assets (100.0%)		533,520

Small Cap Value Portfolio

*	Non-Income Producing

(a)	At March 31, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $413,837 and the net unrealized appreciation of investments based on that cost was $111,822 which is comprised of $131,226 aggregate gross unrealized appreciation and $19,404 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$525,659	$-	$-
Total Assets:	$525,659	$-	$-

International Growth Portfolio

Schedule of Investments

March 31, 2016 (unaudited)

	Foreign Common Stocks (97.8%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.6%)
	Autoliv, Inc.	United States	56,900	6,742
	DENSO Corp.	Japan	208,100	8,365
	Domino’s Pizza, Inc.	United States	23,314	3,074
	Howden Joinery Group PLC	United Kingdom	171,200	1,176
	Industria de Diseno Textil SA	Spain	389,399	13,100
	Informa PLC	United Kingdom	399,586	3,983
	InterContinental Hotels Group PLC, ADR	United Kingdom	277,100	11,436
*	Mohawk Industries, Inc.	United States	35,400	6,758
	Naspers, Ltd. - Class N	South Africa	32,100	4,481
	USS Co., Ltd.	Japan	372,400	5,949

	Total			65,064

	Consumer Staples (20.6%)
	Anheuser-Busch InBev SA/NV	Belgium	134,200	16,683
	Associated British Foods PLC	United Kingdom	122,800	5,907
	BGF retail Co., Ltd.	South Korea	15,778	2,263
	Clicks Group, Ltd.	South Africa	216,144	1,423
	Coca-Cola East Japan Co., Ltd.	Japan	55,300	918
	Fomento Economico Mexicano SAB de CV, ADR	Mexico	30,400	2,928
	Japan Tobacco, Inc.	Japan	159,700	6,655
	Molson Coors Brewing Co.	United States	31,100	2,991
	Nestle SA	Switzerland	324,392	24,239
	Philip Morris International, Inc.	United States	67,700	6,642
	PriceSmart, Inc.	United States	27,400	2,317
	Reckitt Benckiser Group PLC	United Kingdom	161,433	15,604
	Reynolds American, Inc.	United States	103,900	5,227
	SABMiller PLC	United Kingdom	86,915	5,313

	Total			99,110

	Energy (0.4%)
	Pason Systems, Inc.	Canada	143,400	1,822

	Total			1,822

	Financials (14.0%)
	AIA Group, Ltd.	Hong Kong	1,602,288	9,078
	Azimut Holding SpA	Italy	58,500	1,348
	Azrieli Group, Ltd.	Israel	34,000	1,335
*	Berkshire Hathaway, Inc.	United States	38,400	5,448
*	Hispania Activos Inmobiliarios SA	Spain	72,200	1,027
	Housing Development Finance Corp., Ltd.	India	161,018	2,692
	Jyske Bank A/S	Denmark	58,000	2,618
	KBC Groep NV	Belgium	86,521	4,463
	Lloyds Banking Group PLC	United Kingdom	2,177,813	2,127
	McGraw Hill Financial, Inc.	United States	33,500	3,316
	Merlin Properties Socimi SA	Spain	112,500	1,308
	Mitsui Fudosan Co., Ltd.	Japan	239,000	5,963
	Moody’s Corp.	United States	26,400	2,549
	MSCI, Inc.	United States	29,500	2,185
	Prudential PLC	United Kingdom	365,821	6,836
	Seven Bank, Ltd.	Japan	764,797	3,262
	Shaftesbury PLC	United Kingdom	95,000	1,243
	Shinsei Bank, Ltd.	Japan	1,472,000	1,923
	Svenska Handelsbanken AB	Sweden	375,800	4,782
	UBS Group AG	Switzerland	164,400	2,634

	Foreign Common Stocks (97.8%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	The UNITE Group PLC	United Kingdom	141,700	1,295

	Total			67,432

	Health Care (18.8%)
	Astellas Pharma, Inc.	Japan	736,600	9,794
	Bayer AG	Germany	50,205	5,901
*	China Biologic Products, Inc.	United States	25,200	2,885
	CSL, Ltd.	Australia	181,332	14,100
	Essilor International SA	France	38,805	4,793
*	Hoya Corp.	Japan	96,400	3,667
	Novartis AG	Switzerland	189,326	13,724
	Novo Nordisk A/S	Denmark	236,699	12,839
	Olympus Corp.	Japan	76,700	2,982
	ResMed, Inc.	United States	48,800	2,822
	Roche Holding AG	Switzerland	69,085	17,006

	Total			90,513

	Industrials (11.3%)
*	ANDRITZ AG	Austria	91,554	5,027
	Assa Abloy AB	Sweden	595,800	11,757
	Babcock International Group PLC	United Kingdom	114,900	1,567
	BAE Systems PLC	United Kingdom	492,600	3,601
	Berendsen PLC	United Kingdom	210,400	3,635
	East Japan Railway Co.	Japan	51,500	4,445
	Fagerhult AB	Sweden	119,200	2,430
	Interpump Group SpA	Italy	161,100	2,356
	Intrum Justitia AB	Sweden	37,800	1,333
	OSG Corp.	Japan	98,600	1,841
	Prosegur Cia de Seguridad SA	Spain	276,300	1,556
	Schindler Holding AG	Switzerland	37,575	6,922
	SHO-BOND Holdings Co., Ltd.	Japan	58,000	2,206
	Sydney Airport	Australia	333,990	1,713
	Transurban Group	Australia	422,994	3,680

	Total			54,069

	Information Technology (14.4%)
*	58.com, Inc., ADR	Cayman Islands	27,200	1,514
*	Alibaba Group Holding, Ltd., ADR	China	26,979	2,132
*	Alphabet, Inc. - Class A	United States	10,400	7,934
	Amadeus IT Holding SA - Class A	Spain	147,200	6,313
	Keyence Corp.	Japan	11,500	6,273
	MasterCard, Inc.	United States	100,400	9,488
	NAVER Corp.	South Korea	2,636	1,468
	Nintendo Co., Ltd.	Japan	18,100	2,573
	Playtech PLC	Isle Of Man	187,175	2,329
	Rightmove PLC	United Kingdom	22,300	1,349
	SAP SE	Germany	109,248	8,839
	SS&C Technologies Holdings, Inc.	United States	58,691	3,722
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,125,000	5,663
	Visa, Inc.	United States	126,125	9,646

	Total			69,243

International Growth Portfolio

	Foreign Common Stocks (97.8%)	Country	Shares/ $ Par	Value $ (000’s)

	Materials (4.4%)
	CRH PLC, ADR	Ireland	260,000	7,327
	James Hardie Industries PLC	Ireland	495,082	6,778
	Martin Marietta Materials, Inc.	United States	19,000	3,030
	The Sherwin-Williams Co.	United States	9,400	2,676
*	Tikkurila Oyj	Finland	80,500	1,462

	Total			21,273

	Telecommunication Services (0.3%)
	Safaricom, Ltd.	Kenya	8,434,600	1,397

	Total			1,397

	Total Foreign Common Stocks
	(Cost: $476,449)			469,923

	Total Investments (97.8%)
	(Cost: $476,449)(a)			469,923

	Other Assets, Less
	Liabilities (2.2%)			10,498

	Net Assets (100.0%)			480,421

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $476,449 and the net unrealized depreciation of investments based on that cost was $6,526 which is comprised of $21,243 aggregate gross unrealized appreciation and $27,769 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United States	18.6%
Japan	13.9%
United Kingdom	13.5%
Switzerland	13.4%
Other	38.4%
Total	97.80%

International Growth Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$469,923	$-	$-
Total Assets:	$469,923	$-	$-

Research International Core Portfolio

Schedule of Investments

March 31, 2016 (unaudited)

	Foreign Common Stocks (98.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (10.4%)
	ABC-Mart, Inc.	Japan	32,800	2,101
	Burberry Group PLC	United Kingdom	97,903	1,919
	Denso Corp.	Japan	148,900	5,985
*	Esprit Holdings, Ltd.	Hong Kong	1,240,100	1,150
	GKN PLC	United Kingdom	1,798,646	7,461
	LVMH Moet Hennessy Louis Vuitton SE	France	32,714	5,602
	Next PLC	United Kingdom	24,169	1,875
	RELX NV	Netherlands	443,064	7,736
	USS Co., Ltd.	Japan	184,600	2,949
	Whitbread PLC	United Kingdom	98,378	5,595
	WPP PLC	Jersey Channel Islands	274,595	6,417
	Yum! Brands, Inc.	United States	24,754	2,026

	Total			50,816

	Consumer Staples (12.3%)
	Ambev SA, ADR	Brazil	467,793	2,423
	Danone SA	France	125,795	8,948
	Japan Tobacco, Inc.	Japan	197,200	8,218
	L’Oreal SA	France	40,726	7,297
	Magnit PJSC	Russia	7,574	1,189
	Nestle SA	Switzerland	231,514	17,300
	PriceSmart, Inc.	United States	19,696	1,666
	Reckitt Benckiser Group PLC	United Kingdom	89,439	8,645
	Sundrug Co., Ltd.	Japan	65,100	4,870

	Total			60,556

	Energy (5.1%)
	BP PLC	United Kingdom	1,684,545	8,472
*	Cairn Energy PLC	United Kingdom	542,126	1,557
	Enbridge, Inc.	Canada	71,515	2,784
	Eni SpA	Italy	306,050	4,632
	Galp Energia SGPS SA	Portugal	266,269	3,348
	Oil Search, Ltd.	Australia	552,517	2,863
	Technip SA	France	25,692	1,424

	Total			25,080

	Financials (22.7%)
*	ABN AMRO Group NV	Netherlands	223,247	4,574
	AEON Financial Service Co., Ltd.	Japan	119,800	2,827
	AIA Group, Ltd.	Hong Kong	1,517,400	8,597
	AMP, Ltd.	Australia	675,842	3,000
	Barclays PLC	United Kingdom	2,130,298	4,589
	BNP Paribas SA	France	130,297	6,558
	BOC Hong Kong Holdings, Ltd.	Hong Kong	765,500	2,284
*	Cerved Information Solutions SpA	Italy	116,069	955
	Deutsche Wohnen AG	Germany	81,503	2,535
	Element Financial Corp.	Canada	187,310	2,019
	HDFC Bank, Ltd., ADR	India	54,399	3,353
	Hiscox, Ltd.	Bermuda	199,180	2,772
	HSBC Holdings PLC	United Kingdom	1,142,546	7,120
	Intesa Sanpaolo SpA	Italy	1,984,957	5,498
*	Julius Baer Group, Ltd.	Switzerland	73,931	3,175
	Kasikornbank PCL	Thailand	309,100	1,520

	Foreign Common Stocks (98.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	KBC Groep NV	Belgium	50,829	2,622
*	LEG Immobilien AG	Germany	33,588	3,166
	Lloyds Banking Group PLC	United Kingdom	6,417,226	6,269
	Mitsubishi UFJ Financial Group, Inc.	Japan	1,492,600	6,916
	Sony Financial Holdings, Inc.	Japan	226,000	2,888
	Sumitomo Mitsui Financial Group, Inc.	Japan	194,700	5,903
	UBS Group AG	Switzerland	463,006	7,459
	Westpac Banking Corp.	Australia	378,646	8,809
*	Zurich Insurance Group AG	Switzerland	25,079	5,824

	Total			111,232

	Health Care (11.0%)
	Bayer AG	Germany	77,223	9,077
	Novartis AG	Switzerland	208,419	15,108
	Roche Holding AG	Switzerland	67,246	16,554
	Santen Pharmaceutical Co., Ltd.	Japan	384,000	5,776
	Shionogi & Co., Ltd.	Japan	59,600	2,805
	Terumo Corp.	Japan	126,500	4,535

	Total			53,855

	Industrials (10.4%)
	Brambles, Ltd.	Australia	381,481	3,544
	Brenntag AG	Germany	32,433	1,853
	CK Hutchison Holdings, Ltd.	Cayman Islands	369,400	4,786
	Daikin Industries, Ltd.	Japan	72,000	5,381
	GEA Group AG	Germany	62,167	3,042
	Kubota Corp.	Japan	460,000	6,280
	Legrand SA	France	31,047	1,740
	Mitsubishi Corp.	Japan	155,400	2,632
	Schindler Holding AG	Switzerland	31,193	5,752
	Schneider Electric SE	France	146,466	9,256
	Yamato Holdings Co., Ltd.	Japan	344,000	6,868

	Total			51,134

	Information Technology (8.4%)
*	Alibaba Group Holding, Ltd., ADR	Cayman Islands	45,017	3,558
	Amadeus IT Holding SA- Class A	Spain	77,596	3,328
	ARM Holdings PLC	United Kingdom	239,406	3,487
	Broadcom, Ltd.	Singapore	10,020	1,548
*	Cognizant Technology Solutions Corp. - Class A	United States	102,190	6,407
	Dassault Systemes SA	France	25,055	1,988
*	Just Eat PLC	United Kingdom	220,562	1,195
	MasterCard, Inc.	United States	38,679	3,655
	NHN Corp.	South Korea	5,800	3,231
	Nomura Research Institute, Ltd.	Japan	58,390	1,966
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,594,189	8,024
	Telefonaktiebolaget LM Ericsson - Class B	Sweden	292,275	2,927

	Total			41,314

Research International Core Portfolio

Foreign Common Stocks (98.2%)	Country	Shares/ $ Par	Value $ (000’s)

Materials (9.3%)
Akzo Nobel NV	Netherlands	114,920	7,833
BHP Billiton PLC	United Kingdom	255,175	2,869
Croda International PLC	United Kingdom	117,204	5,116
Iluka Resources, Ltd.	Australia	483,036	2,429
Linde AG	Germany	45,671	6,654
Nippon Paint Holdings Co., Ltd.	Japan	257,800	5,720
Orica, Ltd.	Australia	286,110	3,371
Rio Tinto PLC	United Kingdom	278,643	7,826
Symrise AG	Germany	54,057	3,629

Total			45,447

Telecommunication Services (5.2%)
BT Group PLC	United Kingdom	494,888	3,131
Hellenic Telecommunications Organization SA	Greece	198,281	1,794
KDDI Corp.	Japan	329,900	8,811
Mobile TeleSystems PJSC	Russia	101,133	361
Philippine Long Distance Telephone Co.	Philippines	22,300	959
SoftBank Group Corp.	Japan	75,600	3,605
TDC A/S	Denmark	323,731	1,585
Vodafone Group PLC	United Kingdom	1,704,843	5,416

Total			25,662

Utilities (3.4%)
APA Group	Australia	551,816	3,727
China Resources Gas Group, Ltd.	Hong Kong	1,256,000	3,578
Enel SpA	Italy	1,120,637	4,971
Engie SA	France	277,144	4,301

Total			16,577

Total Foreign Common Stocks
(Cost: $495,397)			481,673

Short-Term Investments (0.5%)

US Government & Agencies (0.5%)
Federal Home Loan Bank, 0.00%, 4/1/16	United States	2,526,000	2,526

Total Short-Term Investments
(Cost: $2,526)			2,526

Total Investments (98.7%)
(Cost: $497,923)(a)			484,199

Other Assets, Less
Liabilities (1.3%)			6,441

Net Assets (100.0%)			490,640

Research International Core Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $497,923 and the net unrealized depreciation of investments based on that cost was $13,724 which is comprised of $38,049 aggregate gross unrealized appreciation and $51,773 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Japan	19.8%
United Kingdom	16.8%
Switzerland	14.5%
France	9.6%
Germany	6.1%
Australia	5.7%
Other	26.2%
Total	98.7%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Consumer Staples	$59,367	$1,189	$-
Telecommunication Services	25,301	361	-
All Others	395,455	-	-
Short-Term Investments	-	2,526	-
Total Assets:	$480,123	$4,076	$-

International Equity Portfolio

Schedule of Investments

March 31, 2016 (unaudited)

	Foreign Common Stocks (97.1%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (10.2%)
	Cie Generale des Etablissements Michelin	France	157,858	16,154
	Haier Electronics Group Co., Ltd.	Bermuda	7,494,550	13,004
	Hyundai Mobis Co., Ltd.	South Korea	82,150	17,887
	Hyundai Motor Co.	South Korea	154,950	20,663
	Kingfisher PLC	United Kingdom	4,233,390	22,904
	Marks & Spencer Group PLC	United Kingdom	1,641,620	9,577
	Nissan Motor Co., Ltd.	Japan	2,477,990	22,931
	Sky PLC	United Kingdom	1,290,860	18,985
	Toyota Motor Corp.	Japan	334,320	17,681

	Total			159,786

	Consumer Staples (3.4%)
	Kirin Holdings Co., Ltd.	Japan	863,000	12,100
	METRO AG	Germany	302,910	9,386
	Suntory Beverage & Food, Ltd.	Japan	401,300	18,078
*	Tesco PLC	United Kingdom	4,916,610	13,544

	Total			53,108

	Energy (13.5%)
	BP PLC	United Kingdom	5,217,670	26,240
	Eni SpA	Italy	1,116,505	16,897
	Galp Energia SGPS SA	Portugal	1,849,900	23,260
	Kunlun Energy Co., Ltd.	Bermuda	13,549,350	11,737
	Petrofac, Ltd.	United Kingdom	1,564,250	20,692
	Precision Drilling Corp.	Canada	2,444,630	10,240
	PTT Exploration & Production PCL	Thailand	1,876,300	3,747
	Repsol SA	Spain	860,140	9,709
	Royal Dutch Shell PLC - Class B	United Kingdom	949,875	23,192
*	SBM Offshore NV	Netherlands	1,371,290	17,445
	Suncor Energy, Inc.	Canada	427,480	11,905
	Technip SA	France	304,810	16,895
	Total SA	France	429,880	19,596

	Total			211,555

	Financials (23.4%)
	Aegon NV	Netherlands	2,471,650	13,596
	AIA Group, Ltd.	Hong Kong	2,679,820	15,183
	Aviva PLC	United Kingdom	2,395,180	15,690
	AXA SA	France	744,155	17,520
	Bangkok Bank PCL	Thailand	2,911,000	14,894
	Barclays PLC	United Kingdom	8,046,400	17,335
	BNP Paribas SA	France	446,500	22,472
	Cheung Kong Property Holdings, Ltd.	Cayman Islands	2,040,070	13,123
	China Life Insurance Co., Ltd.	China	5,246,010	12,944
	Credit Agricole SA	France	2,406,300	26,062
	Credit Suisse Group AG	Switzerland	1,124,555	15,917
	DBS Group Holdings, Ltd.	Singapore	2,175,000	24,818
	Deutsche Boerse AG	Germany	168,630	14,389
	Hana Financial Group, Inc.	South Korea	344,710	7,475
	HSBC Holdings PLC	United Kingdom	2,956,937	18,449
	ING Groep NV	Netherlands	1,729,712	20,922
	KB Financial Group, Inc., ADR	South Korea	237,530	6,554
	NN Group NV	Netherlands	679,540	22,235

	Foreign Common Stocks (97.1%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Standard Chartered PLC	United Kingdom	3,117,162	21,156
	Swiss Re AG	Switzerland	200,752	18,561
	UniCredit SpA	Italy	4,765,070	17,188
	UNIQA Insurance Group AG	Austria	1,268,484	8,916

	Total			365,399

	Health Care (13.3%)
	Bayer AG	Germany	209,050	24,573
	Draegerwerk AG & Co. KGaA	Germany	92,710	6,298
	Getinge AB - Class B	Sweden	591,650	13,636
	GlaxoSmithKline PLC	United Kingdom	909,640	18,447
	Merck KGaA	Germany	251,030	20,941
*	MorphoSys AG	Germany	256,240	12,364
*	QIAGEN NV	Netherlands	393,320	8,763
	Roche Holding AG	Switzerland	96,190	23,679
	Sanofi	France	167,455	13,502
	Shanghai Pharmaceuticals Holding Co., Ltd.	China	5,366,610	10,654
	Sinopharm Group Co., Ltd.	China	2,825,200	12,692
	Teva Pharmaceutical Industries, Ltd., ADR	Israel	463,190	24,785
	UCB SA	Belgium	231,160	17,687

	Total			208,021

	Industrials (9.5%)
*	ABB, Ltd.	Switzerland	828,830	16,153
	Cie de Saint-Gobain	France	497,070	21,906
	CK Hutchison Holdings, Ltd.	Cayman Islands	2,040,070	26,430
	CRRC Corp., Ltd.	China	18,229,000	18,329
	Deutsche Lufthansa AG	Germany	1,149,900	18,587
*	FLSmidth & Co. A/S	Denmark	183,320	7,684
	Siemens AG	Germany	141,290	14,976
	Siemens AG, ADR	Germany	50,780	5,373
	Toshiba Corp.	Japan	5,980,020	11,637
	Weichai Power Co., Ltd.	China	6,182,000	6,893

	Total			147,968

	Information Technology (7.1%)
	GCL-Poly Energy Holdings, Ltd.	Cayman Islands	39,247,930	6,476
	Infineon Technologies AG	Germany	1,081,590	15,390
	Konica Minolta, Inc.	Japan	1,207,900	10,260
	Quanta Computer, Inc.	Taiwan	4,807,820	8,396
	Samsung Electronics Co., Ltd.	South Korea	30,140	34,578
	SAP SE	Germany	157,730	12,761
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,717,665	23,747

	Total			111,608

	Materials (7.1%)
	Akzo Nobel NV	Netherlands	336,140	22,911
	CRH PLC	Ireland	558,050	15,757
	Glencore PLC	Jersey Channel Islands	3,927,240	8,873
	HeidelbergCement AG	Germany	303,280	25,969
	LANXESS AG	Germany	334,970	16,100
	MMC Norilsk Nickel PJSC, ADR	Russia	827,020	10,677

International Equity Portfolio

Foreign Common Stocks (97.1%)	Country	Shares/ $ Par	Value $ (000’s)

Materials continued
POSCO	South Korea	37,010	7,104
POSCO, ADR	South Korea	92,600	4,383

Total			111,774

Telecommunication Services (9.6%)
China Mobile, Ltd.	Hong Kong	1,336,200	14,882
China Telecom Corp., Ltd. - Class H	China	45,412,160	24,002
Singapore Telecommunications, Ltd.	Singapore	10,531,850	29,849
SoftBank Group Corp.	Japan	362,440	17,281
Telefonica SA	Spain	1,849,605	20,735
Telenor ASA	Norway	1,699,790	27,506
Vodafone Group PLC	United Kingdom	5,052,324	16,051

Total			150,306

Total Foreign Common Stocks
(Cost: $1,585,607)			1,519,525

Short-Term Investments (2.2%)

US Government & Agencies (2.2%)
Federal Agricultural Mortgage Corp., 0.150%, 4/1/16	United States	20,100,000	20,100
Federal Home Loan Mortgage Corp., 0.200%, 4/1/16	United States	14,400,000	14,400

Total Short-Term Investments
(Cost: $34,500)			34,500

Total Investments (99.3%)
(Cost: $1,620,107)(a)			1,554,025

Other Assets, Less
Liabilities (0.7%)			11,265

Net Assets (100.0%)			1,565,290

International Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $1,620,107 and the net unrealized depreciation of investments based on that cost was $66,082 which is comprised of $184,369 aggregate gross unrealized appreciation and $250,451 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United Kingdom	15.5%
Germany	12.6%
France	9.8%
Japan	7.0%
Netherlands	6.8%
South Korea	6.3%
China	5.5%
Other	35.8%
Total	99.3%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Energy	$207,808	$3,747	$-
All Others	1,307,970	-	-
Short-Term Investments	-	34,500	-
Total Assets:	$1,515,778	$38,247	$-

Emerging Markets Equity Portfolio

Schedule of Investments

March 31, 2016 (unaudited)

	Foreign Common Stocks (96.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (11.6%)
	Alsea SAB de CV	Mexico	501,269	1,881
	Belle International Holdings, Ltd.	Hong Kong	2,178,000	1,261
	Coway Co., Ltd.	South Korea	24,998	2,109
	Ford Otomotiv Sanayi AS	Turkey	303,148	3,996
*	Global Brands Group Holding, Ltd.	Bermuda	39,080,000	4,736
	Imperial Holdings, Ltd.	South Africa	456,243	4,648
	Jollibee Foods Corp.	Philippines	554,490	2,734
	Kia Motors Corp.	South Korea	116,632	4,926
	Naspers, Ltd. - Class N	South Africa	48,518	6,773
	SACI Falabella	Chile	543,854	3,790
	Stella International Holdings, Ltd.	Hong Kong	2,783,500	6,516
	Techtronic Industries Co., Ltd.	Hong Kong	1,900,500	7,521
*	Vipshop Holdings, Ltd., ADR	Cayman Islands	116,337	1,498
	Woolworths Holdings, Ltd.	South Africa	382,571	2,324

	Total			54,713

	Consumer Staples (14.8%)
	Ambev SA, ADR	Brazil	1,160,902	6,013
	AVI, Ltd.	South Africa	1,080,692	6,360
	BRF SA	Brazil	217,756	3,107
	Clicks Group, Ltd.	South Africa	651,619	4,289
	Colgate-Palmolive India, Ltd.	India	51,528	642
	Dabur India, Ltd.	India	1,340,531	5,076
	Dairy Farm International Holdings, Ltd.	Hong Kong	456,300	2,756
	E-MART, Inc.	South Korea	8,421	1,292
	Grupo Lala SAB de CV	Mexico	626,135	1,702
	Gudang Garam Tbk PT	Indonesia	4,000	20
	Hanjaya Mandala Sampoerna Tbk PT	Indonesia	445,592	3,307
	Hengan International Group Co., Ltd.	China	1,021,000	8,864
	LG Household & Health Care, Ltd.	South Korea	5,358	4,428
	Magnit PJSC	Russia	42,909	6,738
	PriceSmart, Inc.	United States	33,830	2,861
	SABMiller PLC	United Kingdom	48	3
	Tingyi Cayman Islands Holding Corp.	Cayman Islands	4,408,000	4,910
	Wal-Mart de Mexico SAB de CV	Mexico	797,159	1,887
	Want Want China Holdings, Ltd.	Cayman Islands	7,330,000	5,433

	Total			69,688

	Energy (5.8%)
	China Shenhua Energy Co., Ltd. - Class H	China	2,179,000	3,433
	Coal India, Ltd.	India	1,227,890	5,415
*	Gran Tierra Energy, Inc.	United States	1,597,759	3,986
*	Lamprell PLC	United Arab Emirates	1,664,373	2,193
	Lukoil PJSC, ADR	Russia	257,133	9,878
	Ultrapar Participacoes SA	Brazil	123,513	2,397

	Total			27,302

	Foreign Common Stocks (96.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials (27.2%)
	AIA Group, Ltd.	Hong Kong	1,427,400	8,087
	Banco Santander Chile, ADR	Chile	91,874	1,778
	Bancolombia SA, ADR	Colombia	103,428	3,535
	Bank Central Asia Tbk PT	Indonesia	2,601,500	2,609
	BB Seguridade Participacoes SA	Brazil	365,973	3,023
	BOC Hong Kong Holdings, Ltd.	Hong Kong	1,531,500	4,570
	Brasil Insurance Participacoes e Administracao SA	Brazil	35,768	226
	Cathay Financial Holding Co., Ltd.	Taiwan	3,269,800	3,917
	CETIP SA - Mercados Organizados	Brazil	161,100	1,799
	China Construction Bank Corp. - Class H	China	20,089,020	12,845
	Concentradora Fibra Hotelera Mexicana SA de CV	Mexico	2,239,446	2,067
	Credicorp, Ltd.	Bermuda	25,757	3,374
	E.Sun Financial Holding Co., Ltd.	Taiwan	5,656,952	3,164
	First Pacific Co., Ltd.	Hong Kong	4,964,750	3,712
	FirstRand, Ltd.	South Africa	1,078,566	3,534
	Grupo Financiero Banorte SAB de CV	Mexico	570,567	3,233
	Grupo Financiero Inbursa SAB de CV	Mexico	1,283,664	2,569
	Hang Lung Properties, Ltd.	Hong Kong	2,869,000	5,488
	Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	116,300	2,798
	Housing Development Finance Corp., Ltd.	India	770,004	12,872
	Industrial & Commercial Bank of China, Ltd.	China	11,147,000	6,251
	Kasikornbank PCL	Thailand	1,054,500	5,241
	Komercni Banka AS	Czech Republic	10,722	2,368
	Kotak Mahindra Bank, Ltd.	India	393,822	4,061
*	Prologis Property Mexico SA de CV	Mexico	59,771	95
	Public Bank Bhd	Malaysia	1,063,800	5,121
	Samsung Fire & Marine Insurance Co., Ltd.	South Korea	22,422	5,784
*	Sberbank of Russia PJSC	Russia	1,122,804	1,837
	Shinhan Financial Group Co., Ltd.	South Korea	138,173	4,893
	Shriram Transport Finance Co., Ltd.	India	395,526	5,728
	Turkiye Sinai Kalkinma Bankasi AS	Turkey	2,884,547	1,689

	Total			128,268

	Health Care (2.5%)
*	Genomma Lab Internacional SAB de CV - Class B	Mexico	4,171,059	3,228
	OdontoPrev SA	Brazil	480,557	1,524
	Qualicorp SA	Brazil	356,907	1,476

Emerging Markets Equity Portfolio

	Foreign Common Stocks (96.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	Sun Pharmaceutical Industries, Ltd.	India	426,167	5,316

	Total			11,544

	Industrials (3.1%)
*	51job, Inc., ADR	China	147,512	4,576
*	CAR, Inc.	Cayman Islands	515,000	603
	Copa Holdings SA	Panama	15,449	1,047
*	Diana Shipping, Inc.	Marshall Islands	472,502	1,262
	Localiza Rent a Car SA	Brazil	258,805	2,139
*	Mills Estruturas e Servicos de Engenharia SA	Brazil	781,489	713
	Pacific Basin Shipping, Ltd.	Bermuda	4,779,614	690
	Promotora y Operadora de Infraestructura SAB de CV	Mexico	135,315	1,794
	TK Corp.	South Korea	162,606	1,635

	Total			14,459

	Information Technology (26.3%)
*	Alibaba Group Holding, Ltd., ADR	Cayman Islands	196,208	15,506
*	Baidu, Inc., ADR	Cayman Islands	24,634	4,702
*	Cognizant Technology Solutions Corp.	United States	152,238	9,545
*	EPAM Systems, Inc.	United States	38,110	2,846
*	Globant SA	Luxembourg	121,288	3,743
	Hon Hai Precision Industry Co., Ltd.	Taiwan	3,521,700	9,279
	Largan Precision Co., Ltd.	Taiwan	70,000	5,427
	Linx SA	Brazil	145,000	1,933
	NAVER Corp.	South Korea	17,774	9,900
	Samsung Electronics Co., Ltd.	South Korea	11,364	13,038
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	6,278,290	31,602
	Tata Consultancy Services, Ltd.	India	140,693	5,375
	Tencent Holdings, Ltd.	Cayman Islands	534,400	10,919

	Total			123,815

	Materials (2.2%)
	Fibria Celulose SA	Brazil	204,177	1,723
	Grupo Mexico SAB de CV - Series B	Mexico	938,022	2,263
	Iluka Resources, Ltd.	Australia	527,463	2,652
	PTT Global Chemical PCL	Thailand	2,155,000	3,706

	Total			10,344

	Telecommunication Services (0.9%)
	Hellenic Telecommunications Organization SA	Greece	253,738	2,295
*	XL Axiata Tbk PT	Indonesia	6,327,000	1,909

	Total			4,204

	Utilities (2.5%)
	CESC, Ltd.	India	618,579	4,447
	China Resources Gas Group, Ltd.	Hong Kong	2,560,000	7,293

	Total			11,740

	Total Foreign Common Stocks
	(Cost: $493,123)			456,077

	Warrants (1.6%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials (1.6%)
*	Merrill Lynch Intl & Co. (Aldar Properties - .00001 AED Strike Warrant) (1 share for 1 warrant) (Expiration Date 9/6/18) 144A	Netherlands	4,707,864	3,484
*	Merrill Lynch Intl & Co. (First Gulf Bank - .00001 AED Strike Warrant) (1 share for 1 warrant) (Expiration Date 7/26/18) 144A	Netherlands	470,870	1,507
*	Deutsche Bank AG London (Union National Bank - Zero Strike Warrant) (1 share for 1 warrant) (Expiration Date 5/15/17) 144A	United Kingdom	2,532,522	2,544

	Total Warrants
	(Cost: $8,876)			7,535

	Short-Term Investments (0.4%)

	US Government & Agencies (0.4%)
	Federal Home Loan Bank, 0.00%, 4/1/16	United States	2,072,000	2,072

	Total Short-Term Investments
	(Cost: $2,072)			2,072

	Total Investments (98.9%)
	(Cost: $504,071)(a)			465,684

	Other Assets, Less
	Liabilities (1.1%)			5,089

	Net Assets (100.0%)			470,773

Emerging Markets Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

AED — United Arab Emirates Dirham

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016 the value of these securities (in thousands) was $7,535 representing 1.6% of the net assets.

(a)	At March 31, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $504,071 and the net unrealized depreciation of investments based on that cost was $38,387 which is comprised of $27,389 aggregate gross unrealized appreciation and $65,776 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Taiwan	11.3%
Hong Kong	10.6%
India	10.4%
South Korea	10.2%
Cayman Islands	9.3%
China	7.6%
South Africa	5.9%
Brazil	5.5%
Other	28.1%
Total	98.9%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Consumer Staples	$62,950	$6,738	$-
Financials	126,431	1,837	-
Materials	6,638	3,706	-
All Others	247,777	-	-
Warrants
Financials	-	7,535	-
Short-Term Investments	-	2,072	-
Total Assets:	$443,796	$21,888	$-

Money Market Portfolio

Schedule of Investments

March 31, 2016 (unaudited)

Money Market Investments (101.4%)	$ Par	Value $ (000’s)

Commercial Banks Non-US (12.6%)
BMO Harris Bank, 0.643%, 4/27/16	9,000,000	9,000
Credit Agricole Corporate and Investment Bank, 0.630%, 4/8/16	10,000,000	10,000
Skandinaviska Enskilda Banken AB, 0.250%, 4/1/16	20,000,000	20,000
Toronto Dominion Bank NY, 0.550%, 4/15/16	5,000,000	5,000
Toronto Dominion Bank NY, 0.600%, 4/20/16	7,000,000	7,000
UBS Finance Delaware LLC, 0.500%, 4/6/16	6,300,000	6,300

Total		57,300

Federal Government & Agencies (39.0%)
Federal Farm Credit Bank, 0.330%, 5/19/16	10,000,000	9,996
Federal Farm Credit Bank, 0.380%, 7/19/16	5,930,000	5,923
Federal Farm Credit Bank, 0.438%, 9/22/17	4,500,000	4,500
Federal Farm Credit Bank, 0.617%, 4/4/18	2,065,000	2,065
Federal Farm Credit Bank, 0.620%, 8/12/16	3,000,000	2,993
Federal Home Loan Bank, 0.290%, 5/25/16	20,000,000	19,991
Federal Home Loan Bank, 0.320%, 5/9/16	11,600,000	11,596
Federal Home Loan Bank, 0.360%, 6/17/16	11,865,000	11,856
Federal Home Loan Bank, 0.380%, 6/13/16	11,600,000	11,591
Federal Home Loan Bank, 0.390%, 5/27/16	6,345,000	6,341
Federal Home Loan Bank, 0.390%, 6/1/16	9,045,000	9,039
Federal Home Loan Bank, 0.400%, 6/9/16	6,345,000	6,340
Federal Home Loan Bank, 0.460%, 8/19/16	1,000,000	998
Federal Home Loan Bank, 0.485%, 2/7/17	3,000,000	2,999
Federal Home Loan Bank, 0.490%, 9/2/16	1,200,000	1,198
Federal Home Loan Bank, 0.490%, 9/6/16	15,000,000	14,968
Federal Home Loan Bank, 0.500%, 9/19/16	5,000,000	4,988
Federal Home Loan Bank, 0.600%, 5/27/16	5,248,000	5,243
Federal Home Loan Bank, 4.875%, 1/17/17	2,250,000	2,324
Federal Home Loan Mortgage Corp., 0.430%, 8/12/16	4,570,000	4,563

Money Market Investments (101.4%)	$ Par	Value $ (000’s)

Federal Government & Agencies continued
Federal Home Loan Mortgage Corp., 0.440%, 9/8/16	4,465,000	4,456
Federal Home Loan Mortgage Corp., 0.562%, 7/21/17	3,400,000	3,399
Federal Home Loan Mortgage Corp., 0.590%, 12/14/16	8,435,000	8,399
Federal Home Loan Mortgage Corp., 0.654%, 3/8/18	4,000,000	4,000
Federal National Mortgage Association, 0.340%, 6/1/16	1,454,000	1,453
Federal National Mortgage Association, 0.350%, 6/13/16	1,500,000	1,499
Federal National Mortgage Association, 0.430%, 5/2/16	2,500,000	2,499
Federal National Mortgage Association, 0.430%, 8/17/16	7,000,000	6,988
Federal National Mortgage Association, 0.540%, 7/6/16	5,569,000	5,561

Total		177,766

Finance Services (4.8%)
Bedford Row Funding Corp., 0.632%, 4/20/16 144A	4,000,000	4,000
Bedford Row Funding Corp., 0.662%, 4/1/16 144A	10,000,000	10,000
GE Capital International Funding Co., 0.964%, 4/15/16 144A	4,000,000	4,001
National Australia Bank, 0.720%, 4/21/16 144A	4,000,000	3,998

Total		21,999

Government (17.3%)
US Treasury Bill, 0.330%, 6/16/16	8,940,000	8,934
US Treasury Bill, 0.440%, 8/25/16	15,000,000	14,973
US Treasury Bill, 0.510%, 9/15/16	16,080,000	16,042
US Treasury Floating Rate Note, 0.374%, 4/30/17	3,000,000	3,000
US Treasury Floating Rate Note, 0.377%, 7/31/17	8,000,000	7,997
US Treasury Floating Rate Note, 0.384%, 1/31/17	10,000,000	10,000
US Treasury Floating Rate Note, 0.468%, 10/31/17	5,554,400	5,553

Money Market Investments (101.4%)	$ Par	Value $ (000’s)

Government continued
US Treasury Floating Rate Note, 0.572%, 1/31/18	2,120,000	2,120
US Treasury Note, 0.500%, 7/31/16	10,000,000	10,003

Total		78,622

Repurchase Agreements (27.7%)
Tri-Party Bank Of Montreal, 0.300%, 4/1/16 (Purchased on 3/31/16, to be repurchased at $10,000,083, collateralized by various US Treasury obligations, 0.000% to 5.250%, due from 5/26/16 to 8/15/41, aggregate par and fair value of $8,538,166 and $10,251,732, respectively)	10,000,000	10,000
Tri-Party Bank of Nova Scotia, 0.300, 4/1/16, (Purchased on 3/31/16, to be repurchased at $5,000,042, collateralized by various US Treasury obligations, 1.375% to 1.750%, due from 10/31/20 to 5/15/22, aggregate par and fair value of $5,048,093 and $5,113,963, respectively)	5,000,000	5,000
Tri-Party BNP Paribas Securities, 0,310%, 4/1/16, (Purchased on 3/31/16, to be repurchased at $3,000,026, collateralized by various US government sponsored agency obligations, 3.000% to 6.500%, due from 2/15/23 to 3/20/46, aggregate par and fair value of $2,891,658 and $3,065,028, respectively)	3,000,000	3,000
Tri-Party BNP Paribas Securities, 0.300%, 4/1/16, (Purchased on 3/31/16, to be repurchased at $8,000,067, collateralized by various US Treasury obligations, 0.125% to 1.375%, due from 4/15/19 to 3/31/21, aggregate par and fair value of $8,009,145 and $8,171,246, respectively)	8,000,000	8,000

Money Market Portfolio

Money Market Investments (101.4%)	$ Par	Value $ (000’s)

Repurchase Agreements continued
Tri-Party Citigroup, 0.310%, 4/1/16, (Purchased on 3/31/16, to be repurchased at $4,000,034, collateralized by US Treasury, 2.125%, due 8/15/21, par and fair value of $3,927,498 and $4,091,725, respectively)	4,000,000	4,000
Tri-Party Citigroup, 0.330%, 4/1/16, (Purchased on 3/31/16, to be repurchased at $5,000,046, collateralized by US Treasury, 2.000%, due 4/30/16, par and fair value of $5,093,909 and $5,100,684, respectively)	5,000,000	5,000
Tri-Party Credit Agricole, 0.280%, 4/1/16, (Purchased on 3/31/16, to be repurchased at $15,000,117, collateralized by US Treasury, 1.500%, due 3/31/23, par and fair value of $15,404,133 and $15,354,840, respectively)	15,000,000	15,000
Tri-Party HSBC Securities, 0.270%, 4/1/16, (Purchased on 3/31/16, to be repurchased at $10,000,075, collateralized by US Treasury, 2.125%, due 2/15/41, par and fair value of $7,978,623 and $10,291,179, respectively)	10,000,000	10,000
Tri-Party Mitsubishi UFJ Securities, 0.300%, 4/1/16, (Purchased on 3/31/16, to be repurchased at $10,000,083, collateralized by various US government sponsored agency obligations, 1.875% to 4.500%, due from 8/20/42 to 1/20/45, aggregate par and fair value of $9,712,530 and $10,228,471, respectively)	10,000,000	10,000
Tri-Party Mizuho Securities, 0.340%, 4/1/16, (Purchased on 3/31/16, to be repurchased at $10,000,094, collateralized by US Treasury, 3.000%, due 5/15/45, par and fair value of $9,521,612 and $10,274,581, respectively)	10,000,000	10,000

Money Market Investments (101.4%)	$ Par	Value $ (000’s)

Repurchase Agreements continued
Tri-Party Morgan Stanley, 0.270%, 4/1/16, (Purchased on 3/31/16, to be repurchased at $10,000,075, collateralized by various US government sponsored agency obligations, 3.500% to 5.500%, due from 5/1/17 to 2/1/44, aggregate par and fair value of $9,845,289 and $10,314,956, respectively)	10,000,000	10,000
Tri-Party Morgan Stanley, 0.290%, 4/1/16, (Purchased on 3/31/16, to be repurchased at $10,000,081, collateralized by US Treasury, 2.625%, due 11/15/20, par and fair value of $9,611,783 and $10,225,303, respectively)	10,000,000	10,000
Tri-Party RBC Capital Markets, 0.270%, 4/1/16, (Purchased on 3/31/16, to be repurchased at $10,000,075, collateralized by US Treasury, 1.750%, due 12/31/20, par and fair value of $9,975,977 and $10,221,985, respectively)	10,000,000	10,000
Tri-Party RBC Capital Markets, 0.290%, 4/1/16, (Purchased on 3/31/16, to be repurchased at $3,000,024, collateralized by various US government sponsored agency obligations, 1.750% to 4.000%, due from 8/20/39 to 3/20/46, aggregate par and fair value of $2,888,680 and $3,063,158, respectively)	3,000,000	3,000
Tri-Party TD Securities, 0.300%, 4/1/16, (Purchased on 3/31/16, to be repurchased at $3,000,025, collateralized by US Treasury, 0.000%, due 9/22/16, par and fair value of $3,065,701 and $3,060,143, respectively)	3,000,000	3,000

Money Market Investments (101.4%)	$ Par	Value $ (000’s)

Repurchase Agreements continued
Tri-Party TD Securities, 0.320%, 4/1/16, (Purchased on 3/31/16, to be repurchased at $10,000,089, collateralized by various US government sponsored agency obligations, 2.500% to 4.000%, due from 1/1/28 to 10/1/41, aggregate par and fair value of $9,928,176 and $10,321,431, respectively)	10,000,000	10,000

Total		126,000

Total Money Market Investments
(Cost: $461,687)		461,687

Total Investments (101.4%)
(Cost: $461,687)(a)		461,687

Other Assets, Less
Liabilities (-1.4%)		(6,401)

Net Assets (100.0%)		455,286

Money Market Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016 the value of these securities (in thousands) was $21,999 representing 4.8% of the net assets.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessairly correspond to the Portfolio’s pereceived risk of that instrument. For example, money market securities are generally valued using amortized cost, unless the current market differs substantially from amortized cost. Generally, amortized cost approximates the current fair value of a security, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Short-Term Investments	$-	$461,687	$-
Total Assets:	$-	$461,687	$-

See above Schedule of Investments for values of each security.

Short-Term Bond Portfolio

Schedule of Investments

March 31, 2016 (unaudited)

Corporate Bonds (45.8%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.1%)
Harris Corp., 1.999%, 4/27/18	280,000	279

Total		279

Autos & Vehicle Parts (4.1%)
American Honda Finance Corp., 1.200%, 7/14/17	750,000	751
American Honda Finance Corp., 2.125%, 10/10/18	250,000	255
Daimler Finance North America LLC, 1.476%, 8/1/18, 144A	850,000	847
Daimler Finance North America LLC, 2.375%, 8/1/18, 144A	125,000	127
Delphi Automotive PLC, 3.150%, 11/19/20	630,000	643
Ford Motor Credit Co. LLC, 1.684%, 9/8/17	900,000	896
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	250,000	250
Ford Motor Credit Co. LLC, 3.000%, 6/12/17	250,000	253
General Motors Financial Co., Inc., 3.100%, 1/15/19	295,000	299
General Motors Financial Co., Inc., 3.150%, 1/15/20	665,000	667
General Motors Financial Co., Inc., 3.500%, 7/10/19	140,000	144
General Motors Financial Co., Inc., 4.750%, 8/15/17	330,000	341
Hyundai Capital America, 1.450%, 2/6/17, 144A	1,000,000	999
Hyundai Capital America, 2.500%, 3/18/19, 144A	630,000	635
Hyundai Capital Services, Inc., 3.500%, 9/13/17, 144A	600,000	614
Nissan Motor Acceptance Corp., 1.950%, 9/12/17, 144A	550,000	552
PACCAR Financial Corp., 1.650%, 2/25/19	205,000	206
Toyota Motor Credit Corp., 1.450%, 1/12/18	395,000	397
Toyota Motor Credit Corp., 2.050%, 1/12/17	750,000	758
Volkswagen Group of America Finance LLC, 1.250%, 5/23/17, 144A	395,000	392

Total		10,026

Banking (11.7%)
Abbey National Treasury Services PLC, 1.375%, 3/13/17	500,000	501
Ally Financial, Inc., 2.750%, 1/30/17	250,000	249

Corporate Bonds (45.8%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Ally Financial, Inc., 3.250%, 11/5/18	610,000	600
American Express Credit Corp., 2.375%, 3/24/17	250,000	253
Bank of America Corp., 2.000%, 1/11/18	600,000	602
Bank of America Corp., 2.600%, 1/15/19	765,000	778
Bank of America Corp., 2.650%, 4/1/19	190,000	193
Bank of America Corp., 6.000%, 9/1/17	500,000	528
The Bank of New York Mellon, 2.500%, 4/15/21	165,000	168
The Bank of New York Mellon Corp., 1.350%, 3/6/18	250,000	250
The Bank of New York Mellon Corp., 2.200%, 3/4/19	125,000	127
The Bank of Tokyo-Mitsubishi UFJ, Ltd., 1.700%, 3/5/18, 144A	1,145,000	1,139
Banque Federative du Credit Mutuel SA, 1.700%, 1/20/17, 144A	465,000	466
Barclays Bank PLC, 6.050%, 12/4/17, 144A	980,000	1,033
BB&T Corp., 1.494%, 6/15/18	450,000	450
BPCE SA, 2.500%, 12/10/18	550,000	560
Canadian Imperial Bank of Commerce, 1.550%, 1/23/18	415,000	415
Citigroup, Inc., 1.550%, 8/14/17	650,000	650
Citigroup, Inc., 1.750%, 5/1/18	350,000	349
Citigroup, Inc., 1.850%, 11/24/17	860,000	862
Citizens Bank NA, 2.500%, 3/14/19	525,000	530
Commonwealth Bank of Australia/New York NY, 1.750%, 11/2/18	918,000	919
Credit Suisse/New York NY, 1.375%, 5/26/17	650,000	648
Discover Bank, 2.600%, 11/13/18	325,000	326
Discover Bank/Greenwood DE, 2.000%, 2/21/18	250,000	249
Discover Financial Services, 6.450%, 6/12/17	115,000	121
DNB Bank ASA, 3.200%, 4/3/17, 144A	560,000	570
The Goldman Sachs Group, Inc., 2.750%, 9/15/20	95,000	96

Corporate Bonds (45.8%)	Shares/ $ Par	Value $ (000’s)

Banking continued
The Goldman Sachs Group, Inc., 2.900%, 7/19/18	465,000	476
The Goldman Sachs Group, Inc., 6.150%, 4/1/18	750,000	811
The Goldman Sachs Group, Inc., 6.250%, 9/1/17	500,000	532
HBOS PLC, 6.750%, 5/21/18, 144A	550,000	595
HSBC Bank USA NA, 6.000%, 8/9/17	250,000	263
HSBC USA, Inc., 1.500%, 11/13/17	900,000	899
The Huntington National Bank, 2.200%, 11/6/18	1,175,000	1,177
Intercontinental Exchange, Inc., 2.750%, 12/1/20	485,000	493
JPMorgan Chase & Co., 1.625%, 5/15/18	250,000	251
JPMorgan Chase & Co., 1.800%, 1/25/18	850,000	854
JPMorgan Chase & Co., 2.350%, 1/28/19	250,000	255
Lloyds Bank PLC, 2.300%, 11/27/18	300,000	302
Mizuho Bank, 2.150%, 10/20/18, 144A	245,000	245
Morgan Stanley, 2.125%, 4/25/18	1,890,000	1,903
Morgan Stanley, 7.300%, 5/13/19	250,000	288
Nationwide Building Society, 2.350%, 1/21/20, 144A	340,000	340
Nordea Bank AB, 0.875%, 5/13/16, 144A	800,000	800
Nordea Bank AB, 3.125%, 3/20/17, 144A	325,000	331
PNC Bank NA, 4.875%, 9/21/17	250,000	262
Regions Bank, 7.500%, 5/15/18	250,000	275
Santander Bank NA, 2.000%, 1/12/18	250,000	248
Santander UK Group Holdings PLC., 2.875%, 10/16/20	145,000	144
Standard Chartered PLC, 3.200%, 5/12/16, 144A	270,000	271
SunTrust Banks, Inc., 2.350%, 11/1/18	465,000	468
Swedbank AB, 1.750%, 3/12/18, 144A	1,100,000	1,098
The Toronto-Dominion Bank, 1.400%, 4/30/18	170,000	170
The Toronto-Dominion Bank, 2.625%, 9/10/18	350,000	358

Short-Term Bond Portfolio

Corporate Bonds (45.8%)	Shares/ $ Par	Value $ (000’s)

Banking continued
UBS Group Funding Jersey, Ltd., 2.950%, 9/24/20, 144A	255,000	256
UBS Group Funding Jersey, Ltd., 3.000%, 4/15/21, 144A	385,000	386
Wells Fargo & Co., 5.625%, 12/11/17	600,000	643

Total		29,026

Basic Materials (0.4%)
Hutchinson Whampoa International 14, Ltd., 1.625%, 10/31/17, 144A	1,100,000	1,100

Total		1,100

Builders & Building Materials (0.5%)
Stanley Black & Decker, Inc., 2.451%, 11/17/18	1,155,000	1,173

Total		1,173

Capital Goods (0.1%)
Caterpillar Financial Services Corp., 2.650%, 4/1/16	200,000	200

Total		200

Chemicals (0.5%)
INVISTA Finance LLC, 4.250%, 10/15/19, 144A	515,000	495
LyondellBasell Industries NV, 5.000%, 4/15/19	400,000	427
Solvay Finance America LLC, 3.400%, 12/3/20, 144A	415,000	422

Total		1,344

Conglomerate & Diversified Manufacturing (0.1%)
General Electric Capital Corp., 6.000%, 8/7/19	72,000	83
Roper Industries, Inc., 2.050%, 10/1/18	180,000	182
Roper Technologies, Inc., 3.000%, 12/15/20	90,000	92

Total		357

Consumer Products & Retailing (2.5%)
AutoZone, Inc., 1.300%, 1/13/17	375,000	376
Brinker International, Inc., 2.600%, 5/15/18	200,000	201
CVS Health Corp., 1.200%, 12/5/16	250,000	250
CVS Health Corp., 1.900%, 7/20/18	460,000	467
CVS Health Corp., 2.250%, 12/5/18	250,000	256
Dollar General Corp., 4.125%, 7/15/17	550,000	568
Family Tree Escrow LLC, 5.250%, 3/1/20, 144A	125,000	131

Corporate Bonds (45.8%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued
Imperial Tobacco Finance PLC, 2.050%, 2/11/18, 144A	650,000	652
McDonald’s Corp., 2.100%, 12/7/18	135,000	138
Newell Rubbermaid, Inc., 2.050%, 12/1/17	200,000	201
Newell Rubbermaid, Inc., 2.150%, 10/15/18	375,000	375
Newell Rubbermaid, Inc., 2.600%, 3/29/19	705,000	715
Philip Morris International, Inc., 1.250%, 11/9/17	1,110,000	1,116
Reynolds American, Inc., 2.300%, 6/12/18	355,000	362
Whirlpool Corp., 1.350%, 3/1/17	350,000	350

Total		6,158

Electric Utilities (3.3%)
Commonwealth Edison Co., 2.150%, 1/15/19	250,000	253
Commonwealth Edison Co., 6.150%, 9/15/17	250,000	267
Consumers Energy Co., 5.500%, 8/15/16	247,000	251
The Dayton Power & Light Co., 1.875%, 9/15/16	465,000	467
Dominion Resources, 2.125%, 2/15/18, 144A	465,000	465
Dominion Resources, Inc., 5.200%, 8/15/19	150,000	164
Duke Energy Corp., 2.100%, 6/15/18	115,000	116
Duke Energy Indiana, Inc., 0.967%, 7/11/16	500,000	500
Entergy Mississippi, Inc., 3.250%, 6/1/16	500,000	501
Eversource Energy, 1.450%, 5/1/18	105,000	104
Exelon Generation Co. LLC, 2.950%, 1/15/20	205,000	206
FirstEnergy Corp., 2.750%, 3/15/18	250,000	252
MidAmerican Energy Co., 2.400%, 3/15/19	500,000	514
NextEra Energy Capital Holding, Inc., 2.300%, 4/1/19	165,000	166
NSTAR Electric Co., 0.858%, 5/17/16	440,000	440
Origin Energy Finance, Ltd., 3.500%, 10/9/18, 144A	585,000	554
PECO Energy Co., 1.200%, 10/15/16	250,000	251
PPL Capital Funding, Inc., 1.900%, 6/1/18	590,000	591
Public Service Electric & Gas Co., 2.300%, 9/15/18	400,000	408
San Diego Gas & Electric Co., 1.914%, 2/1/22	184,286	183

Corporate Bonds (45.8%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Southern Electric Generating Co., 2.200%, 12/1/18, 144A	140,000	142
Southern Power Co., 1.850%, 12/1/17	125,000	126
TECO Finance, Inc., 1.217%, 4/10/18	590,000	578
Zhejiang Energy Group Hong Kong, Ltd., 2.300%, 9/30/17	550,000	550

Total		8,049

Energy (2.7%)
Anadarko Petroleum Corp., 5.950%, 9/15/16	500,000	508
Cameron International Corp., 1.400%, 6/15/17	300,000	296
Canadian Natural Resources, Ltd., 1.750%, 1/15/18	155,000	151
Canadian Natural Resources, Ltd., 5.700%, 5/15/17	300,000	309
CenterPoint Energy Resources Corp., 6.000%, 5/15/18	250,000	268
CenterPoint Energy Resources Corp., 6.150%, 5/1/16	250,000	251
China Shenhua Overseas Capital Co., Ltd., 2.500%, 1/20/18	595,000	597
China Shenhua Overseas Capital Co., Ltd., 3.125%, 1/20/20	785,000	798
ConocoPhillips, 5.200%, 5/15/18	65,000	69
ConocoPhillips Co., 1.050%, 12/15/17	295,000	291
Hess Corp., 1.300%, 6/15/17	100,000	99
Marathon Oil Corp., 6.000%, 10/1/17	355,000	360
Murphy Oil Corp., 2.500%, 12/1/17	500,000	469
National Oilwell Varco, Inc., 1.350%, 12/1/17	105,000	103
Pioneer Natural Resources Co., 5.875%, 7/15/16	800,000	808
Rowan Cos., Inc., 5.000%, 9/1/17	350,000	337
Sempra Energy, 6.150%, 6/15/18	250,000	271
SESI LLC, 6.375%, 5/1/19	815,000	662

Total		6,647

Finance (1.1%)
GATX Corp., 1.250%, 3/4/17	575,000	571
GATX Corp., 2.600%, 3/30/20	115,000	113
GATX Corp., 3.500%, 7/15/16	335,000	337

Short-Term Bond Portfolio

Corporate Bonds (45.8%)	Shares/ $ Par	Value $ (000’s)

Finance continued
GE Capital International Funding Co., 0.964%, 4/15/16, 144A	927,000	927
GE Capital International Funding Co., 2.342%, 11/15/20, 144A	208,000	213
International Lease Finance Corp., 2.584%, 6/15/16	350,000	350
NiSource Finance Corp., 6.400%, 3/15/18	10,000	11
NiSource Finance Corp., 6.800%, 1/15/19	195,000	218

Total		2,740

Food & Beverage (1.4%)
Anheuser-Busch InBev Finance, Inc., 1.900%, 2/1/19	960,000	974
Bunge, Ltd. Finance Corp., 3.200%, 6/15/17	1,020,000	1,027
Coca-Cola Femsa SAB de CV, 2.375%, 11/26/18	325,000	330
Heineken NV, 1.400%, 10/1/17, 144A	280,000	281
Mead Johnson Nutrition Co., 3.000%, 11/15/20	130,000	134
Pernod Ricard SA, 2.950%, 1/15/17, 144A	250,000	252
Tyson Foods, Inc., 2.650%, 8/15/19	305,000	313
WM Wrigley Jr. Co., 1.400%, 10/21/16, 144A	60,000	60

Total		3,371

Foreign Agencies (0.1%)
Petroleos Mexicanos, 3.500%, 7/23/20	185,000	181

Total		181

Gaming/Leisure/Lodging (0.3%)
GLP Capital LP/GLP Financing II, Inc., 4.375%, 11/1/18	450,000	462
Hyatt Hotels Corp., 3.875%, 8/15/16	160,000	161
Wyndham Worldwide Corp., 2.950%, 3/1/17	175,000	177

Total		800

Healthcare (1.1%)
AmerisourceBergen Corp., 1.150%, 5/15/17	250,000	249
Baxter International, Inc., 0.950%, 6/1/16	250,000	250
Express Scripts Holding Co., 1.250%, 6/2/17	400,000	399
Express Scripts Holding Co., 2.650%, 2/15/17	355,000	360
Express Scripts Holding Co., 3.300%, 2/25/21	15,000	15
McKesson Corp., 1.400%, 3/15/18	275,000	274
Thermo Fisher Scientific, Inc., 1.300%, 2/1/17	235,000	235

Corporate Bonds (45.8%)	Shares/ $ Par	Value $ (000’s)

Healthcare continued
Thermo Fisher Scientific, Inc., 2.250%, 8/15/16	900,000	905
Thermo Fisher Scientific, Inc., 2.400%, 2/1/19	65,000	66

Total		2,753

Insurance (2.5%)
ACE INA Holdings, Inc., 5.800%, 3/15/18	250,000	270
Aetna, Inc., 1.500%, 11/15/17	110,000	110
AIA Group, Ltd., 2.250%, 3/11/19, 144A	200,000	201
Anthem, Inc., 1.875%, 1/15/18	100,000	100
Anthem, Inc., 2.250%, 8/15/19	500,000	503
Anthem, Inc., 2.300%, 7/15/18	435,000	440
Aon PLC, 2.800%, 3/15/21	570,000	576
Fidelity National Financial, Inc., 6.600%, 5/15/17	1,090,000	1,140
Humana, Inc., 2.625%, 10/1/19	190,000	193
Marsh & McLennan Cos., Inc., 2.550%, 10/15/18	160,000	163
Metropolitan Life Global Funding I, 1.500%, 1/10/18, 144A	250,000	250
New York Life Global Funding, 1.550%, 11/2/18, 144A	525,000	526
Principal Life Global Funding II, 2.200%, 4/8/20, 144A	445,000	448
Reinsurance Group of America, Inc., 6.450%, 11/15/19	90,000	101
Trininty Acquisition PLC, 3.500%, 9/15/21	145,000	148
UnitedHealth Group, Inc., 1.700%, 2/15/19	550,000	555
UnitedHealth Group, Inc., 1.900%, 7/16/18	450,000	457

Total		6,181

Media (1.7%)
CCO Safari II, 3.579%, 7/23/20, 144A	390,000	399
Comcast Corp., 4.950%, 6/15/16	250,000	252
Electronic Arts, Inc., 3.700%, 3/1/21	110,000	114
The Interpublic Group of Companies, Inc., 2.250%, 11/15/17	850,000	850
McGraw Hill Financial, Inc., 2.500%, 8/15/18	105,000	107
Omnicom Group, Inc., 4.450%, 8/15/20	55,000	60
Omnicom Group, Inc., 5.900%, 4/15/16	600,000	601
SES Global Americas Holdings GP, 2.500%, 3/25/19, 144A	50,000	49

Corporate Bonds (45.8%)	Shares/ $ Par	Value $ (000’s)

Media continued
Thomson Reuters Corp., 0.875%, 5/23/16	600,000	600
Time Warner Cable, Inc., 5.850%, 5/1/17	290,000	302
Time Warner Cable, Inc., 8.250%, 4/1/19	445,000	518
Time Warner, Inc., 2.100%, 6/1/19	250,000	252

Total		4,104

Metals & Mining (0.7%)
BHP Billiton Finance USA, Ltd., 1.625%, 2/24/17	545,000	545
Goldcorp, Inc., 2.125%, 3/15/18	450,000	444
Kinross Gold Corp., 3.625%, 9/1/16	195,000	195
Rio Tinto Finance USA PLC, 1.625%, 8/21/17	200,000	199
Rio Tinto Finance USA PLC, 2.250%, 12/14/18	435,000	436

Total		1,819

Oil & Gas (1.5%)
BG Energy Capital PLC, 2.875%, 10/15/16, 144A	500,000	502
BP Capital Markets PLC, 1.846%, 5/5/17	500,000	502
Exxon Mobil Corp., 1.006%, 3/6/22	1,110,000	1,078
Exxon Mobil Corp., 1.305%, 3/6/18	780,000	784
Shell International Finance BV, 1.900%, 8/10/18	250,000	253
Total Capital Canada, Ltd., 1.450%, 1/15/18	250,000	251
Total Capital SA, 2.125%, 8/10/18	250,000	254

Total		3,624

Pharmaceuticals (2.6%)
AbbVie, Inc., 1.750%, 11/6/17	750,000	753
AbbVie, Inc., 1.800%, 5/14/18	380,000	383
Actavis Funding SCS, 1.850%, 3/1/17	310,000	312
Actavis Funding SCS, 2.350%, 3/12/18	955,000	966
Actavis Funding SCS, 2.450%, 6/15/19	100,000	101
Actavis, Inc., 1.875%, 10/1/17	445,000	447
Baxalta, Inc., 2.000%, 6/22/18, 144A	80,000	79
Bayer US Finance LLC, 2.375%, 10/8/19, 144A	440,000	454
Biogen, Inc., 2.900%, 9/15/20	230,000	237
Celgene Corp., 1.900%, 8/15/17	500,000	504
Celgene Corp., 2.125%, 8/15/18	10,000	10

Short-Term Bond Portfolio

Corporate Bonds (45.8%)	Shares/ $ Par	Value $ (000’s)

Pharmaceuticals continued
Celgene Corp., 2.250%, 5/15/19	340,000	345
Celgene Corp., 2.300%, 8/15/18	85,000	86
Gilead Sciences, Inc., 1.850%, 9/4/18	265,000	270
Merck & Co., Inc., 1.300%, 5/18/18	250,000	252
Perrigo Co. PLC, 1.300%, 11/8/16	180,000	179
Perrigo Finance Unlimited Co., 3.500%, 3/15/21	200,000	205
Takeda Pharmaceutical Co., Ltd., 1.625%, 3/17/17, 144A	750,000	752

Total		6,335

Pipelines (0.8%)
Columbia Pipeline Group, Inc., 2.450%, 6/1/18, 144A	210,000	208
Energy Transfer Partners LP, 6.125%, 2/15/17	165,000	169
EnLink Midstream Partners LP, 2.700%, 4/1/19	85,000	76
Enterprise Products Operating LLC, 6.500%, 1/31/19	250,000	274
Kinder Morgan Energy Partners LP, 6.000%, 2/1/17	150,000	154
ONEOK Partners LP, 3.200%, 9/15/18	250,000	242
Panhandle Eastern Pipe Line Co. LP, 6.200%, 11/1/17	50,000	51
Spectra Energy Partners LP, 2.950%, 6/15/16	521,000	522
Williams Partners LP/Williams Partners Financial Corp., 7.250%, 2/1/17	275,000	282

Total		1,978

Real Estate Investment Trusts (0.9%)
American Campus Communities Operating Partnership LP, 3.350%, 10/1/20	205,000	209
Developers Diversified Realty Corp., 4.750%, 4/15/18	250,000	260
Simon Property Group LP, 1.500%, 2/1/18, 144A	250,000	251
Ventas Realty LP, 1.250%, 4/17/17	500,000	498
Ventas Realty LP, 1.550%, 9/26/16	450,000	451
Ventas Realty LP/Ventas Capital Corp., 4.000%, 4/30/19	50,000	52

Corporate Bonds (45.8%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts continued
WEA Finance LLC / Westfield UK & Europe Finance PLC, 1.750%, 9/15/17, 144A	300,000	299
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.250%, 10/5/20, 144A	240,000	245

Total		2,265

Services (0.4%)
Alibaba Group Holding, Ltd., 2.500%, 11/28/19	505,000	509
Republic Services, Inc., 5.500%, 9/15/19	250,000	278
Waste Management, Inc., 2.600%, 9/1/16	200,000	201

Total		988

Technology (2.0%)
Amphenol Corp., 1.550%, 9/15/17	285,000	285
Anstock II, Ltd., 2.125%, 7/24/17	300,000	298
Apple, Inc., 1.700%, 2/22/19	290,000	294
Baidu, Inc., 2.750%, 6/9/19	200,000	202
Cisco Systems, Inc., 1.400%, 2/28/18	295,000	298
Cisco Systems, Inc., 1.600%, 2/28/19	325,000	330
Fidelity National Information Services, Inc., 1.450%, 6/5/17	250,000	248
Hewlett Packard Enterprise Co., 2.450%, 10/5/17, 144A	940,000	946
Keysight Technologies, Inc., 3.300%, 10/30/19	850,000	856
Oracle Corp., 2.375%, 1/15/19	250,000	259
Oracle Corp., 5.750%, 4/15/18	250,000	273
Tencent Holdings, Ltd., 2.000%, 5/2/17, 144A	350,000	352
Tencent Holdings, Ltd., 2.875%, 2/11/20, 144A	200,000	203

Total		4,844

Telecommunications (1.1%)
America Movil SAB de CV, 2.375%, 9/8/16	425,000	427
British Telecommunications PLC, 2.350%, 2/14/19	250,000	255
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.381%, 12/15/17	230,000	232
Crown Castle International Corp., 3.400%, 2/15/21	215,000	218
Crown Castle Towers LLC, 6.113%, 1/15/20, 144A	815,000	899

	Corporate Bonds (45.8%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Verizon Communications, Inc., 3.650%, 9/14/18	335,000	352
	Verizon Communications, Inc., 1.100%, 11/1/17	200,000	200
	Verizon Communications, Inc., 2.500%, 9/15/16	240,000	242

	Total		2,825

	Transportation (1.6%)
	Burlington Northern Santa Fe LLC, 5.750%, 3/15/18	750,000	816
	ERAC USA Finance LLC, 1.400%, 4/15/16, 144A	750,000	750
	HPHT Finance 15, Ltd., 2.250%, 3/17/18, 144A	209,000	209
	Kansas City Southern, 2.350%, 5/15/20, 144A	450,000	442
	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 7/17/18, 144A	750,000	755
	Penske Truck Leasing Co./PTL Finance Corp., 3.750%, 5/11/17, 144A	130,000	132
	Southwest Airlines Co., 2.750%, 11/6/19	280,000	288
	Southwest Airlines Co., 5.125%, 3/1/17	175,000	181
	Southwest Airlines Co., 5.750%, 12/15/16	230,000	237
	Union Pacific Corp., 2.250%, 2/15/19	85,000	87

	Total		3,897

	Total Corporate Bonds
	(Cost: $112,829)		113,064

	Governments (8.8%)

	Foreign Agencies (0.3%)
	CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	350,000	349
	Electricite de France SA, 1.150%, 1/20/17, 144A	450,000	449

	Total		798

	US Governments and Agencies (8.4%)
(b)	Federal Home Loan Banks, 0.500%, 9/28/16	2,330,000	2,330
(b)	Federal National Mortgage Association, 0.625%, 8/26/16	4,625,000	4,628
(b)	US Treasury, 0.750%, 1/31/18	2,850,000	2,851
(b)	US Treasury, 0.625%, 9/30/17	5,960,000	5,953
(b)	US Treasury, 0.875%, 11/15/17	4,895,000	4,907

	Total		20,669

Short-Term Bond Portfolio

Governments (8.8%)	Shares/ $ Par	Value $ (000’s)

Yankee Sovereign (0.1%)
Iceland Government International Bond, 4.875%, 6/16/16, 144A	242,000	243

Total		243

Total Governments
(Cost: $21,685)		21,710

Municipal Bonds (1.0%)

Municipal Bonds (1.0%)
Florida State Board of Administration Finance Corp., 2.163%, 7/1/19 RB	475,000	478
Province of Ontario Canada, 2.000%, 9/27/18 GO	1,000,000	1,017
State Board of Administration Finance Corp., Series 2013A, 1.298%, 7/1/16 RB	200,000	200
State Board of Administration Finance Corp., Series 2013A, 2.107%, 7/1/18 RB	190,000	192
State of Illinois, Series 2010-3, 4.790%, 4/1/16 GO	300,000	300
University of California, Series 2011Y-1, 0.934%, 7/1/41 RB	270,000	270

Total Municipal Bonds
(Cost: $2,435)		2,457

Structured Products (43.3%)

Structured Products (43.3%)
AEP Texas Central Transition Funding II LLC, 5.170%, 1/1/18	475,032	494
Ally Master Owner Trust, Series 2014-4, Class A2, 1.430%, 6/17/19	1,045,000	1,045
Ally Master Owner Trust, Series 2015-3, Class A, 1.630%, 5/15/20	1,195,000	1,193
American Express Credit Account Master Trust, Series 2014-2, Class A, 1.260%, 1/15/20	1,000,000	1,003
American Express Credit Account Master Trust, Series 2014-3, Class A, 1.490%, 4/15/20	1,775,000	1,785
AmeriCredit Automobile Receivables, Series 2016-1, Class A3, 1.810%, 10/8/20	75,000	75
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.260%, 11/8/19	735,000	734

Structured Products (43.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class A3, 1.270%, 1/8/20	400,000	398
AmeriCredit Automobile Receivables Trust, Series 15-4, Class A3, 1.700%, 7/8/20	220,000	221
ARI Fleet Lease Trust, Series 2015-A, Class A2, 1.110%, 11/15/18 144A	453,914	453
ARI Fleet Lease Trust, Series 2015-A, Class A3, 1.670%, 9/15/23 144A	520,000	518
ARI Fleet Lease Trust, Series 16-A, Class A2, 1.820%, 7/15/24 144A	590,000	590
Ascentium Equipment Receivables LLC, Series 2015-1A, Class A2, 1.150%, 7/10/17 144A	132,188	132
Ascentium Equipment Receivables LLC, Series 15-2A, Class A3, 1.930%, 3/11/19 144A	710,000	711
BAMLL Commercial Mortgage Securities Trust, Series 2014-IP, Class A, 2.717%, 6/15/28 144A	475,000	482
Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM, 5.675%, 7/10/46	650,000	652
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AM, 6.262%, 2/10/51	440,000	468
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4, 5.537%, 10/12/41	197,697	199
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class AM, 5.582%, 9/11/41	500,000	505
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PWR18, Class AM, 6.084%, 6/11/50	500,000	523
BMW Vehicle Lease Trust, Series 2014-1, Class A4, 0.990%, 8/21/17	295,000	295
Capital Auto Receivables Asset Trust, Series 2015-4, Class A2, 1.620%, 3/20/19	320,000	320
Capital Auto Receivables Asset Trust, Series 2015-3, Class A2, 1.720%, 1/22/19	930,000	933

Structured Products (43.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Capital Auto Receivables Asset Trust, Series 2015-2, Class A3, 1.730%, 9/20/19	250,000	251
Capital Auto Receivables Asset Trust, Series 16-1, Class A, 1.730%, 4/20/20	240,000	240
Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3, 0.960%, 9/16/19	500,000	500
Capital One Multi-Asset Execution Trust, Series 2014-A2, Class A2, 1.260%, 1/15/20	470,000	471
CarMax Auto Owner Trust, Series 2013-2, Class A4, 0.840%, 11/15/18	420,000	418
CarMax Auto Owner Trust, Series 2015-2, Class A3, 1.370%, 3/16/20	350,000	350
CarMax Auto Owner Trust, Series 2015-1, Class A3, 1.380%, 11/15/19	260,000	260
CarMax Auto Owner Trust, Series 2016-1, Class A3, 1.610%, 11/16/20	500,000	502
CarMax Auto Owner Trust, Series 2014-4, Class A4, 1.810%, 7/15/20	250,000	252
CCG Receivables Trust, Series 2015-1, Class A2, 1.460%, 11/14/18 144A	380,000	380
CD Commerical Mortgage Trust, Series 2007-CD5, Class AMA, 6.119%, 11/15/44	565,000	595
Chase Issuance Trust, Series 2014-A1, Class A, 1.150%, 1/15/19	400,000	401
Citibank Credit Card Issuance Trust, Series 2014-A9, Class A9, 0.682%, 11/23/18	695,000	695
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A1, 1.353%, 2/10/48	175,050	174
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A1, 1.485%, 10/10/47	282,605	282
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A1, 1.637%, 6/10/48	448,094	446
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A11, 1.643%, 9/10/58	407,255	405

Short-Term Bond Portfolio

Structured Products (43.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A1, 1.648%, 9/15/48	171,086	171
CNH Equipment Trust, Series 2013-B, Class A4, 0.990%, 11/15/18	845,000	842
CNH Equipment Trust, Series 2015-B, Class A3, 1.370%, 7/15/20	595,000	595
CNH Equipment Trust, Series 16-A, Class A3, 1.480%, 4/15/21	350,000	350
CNH Equipment Trust, Series 2014-B, Class A4, 1.610%, 5/17/21	1,150,000	1,151
Commercial Mortgage Trust, Series 2014-UBS6, Class A1, 1.445%, 12/10/47	148,477	148
Commercial Mortgage Trust, Series 2014-CR21, Class A1, 1.494%, 12/10/47	74,673	75
Commercial Mortgage Trust, Series 2015-CR22, Class A1, 1.569%, 3/10/48	72,595	73
Commercial Mortgage Trust, Series 2015-CR26, Class A1, 1.604%, 10/10/48	353,198	354
Commercial Mortgage Trust, Series 2015-PC1, Class A1, 1.667%, 7/10/50	607,624	609
Commercial Mortgage Trust, Series 2015-CR25, Class A1, 1.737%, 8/10/48	320,524	323
Commercial Mortgage Trust, Series 2015-LC23, Class A2, 3.221%, 10/10/53	605,000	636
Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.892%, 7/10/38	500,000	501
Commercial Mortgage Trust, Series 2001-J2A, Class C, 6.586%, 7/16/34 144A	396,690	402
Commercial Mortgage Trust Pass Through Certificates, Series 2016-CR28, Class A1, 1.770%, 2/10/49	34,605	35
Connecticut Avenue Securities, Series 16-C01, Class 2M1, 2.533%, 8/25/28	611,956	611
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A1, 1.454%, 6/15/57	803,237	801

Structured Products (43.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A1, 1.684%, 4/15/50	65,892	66
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A1, 1.717%, 8/15/48	314,202	315
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class A1, 1.747%, 11/15/48	88,998	89
DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/45 144A	653,400	643
DBRR Trust, Series 2013-EZ3, Class A, 1.636%, 12/18/49 144A	773,776	772
Diamond Resorts Owner Trust, Series 2014-1, Class A, 2.540%, 5/20/27 144A	192,709	191
Diamond Resorts Owner Trust, Series 2015-1, Class A, 2.730%, 7/20/27 144A	185,623	184
Diamond Resorts Owner Trust, Series 2015-2, Class A, 2.990%, 5/22/28 144A	224,510	224
Discover Card Execution Note Trust, Series 2013-A5, Class A5, 1.040%, 4/15/19	1,150,000	1,151
Discover Card Execution Note Trust, Series 2015-A3, Class A, 1.450%, 3/15/21	1,155,000	1,158
Discover Card Execution Note Trust, Series 2016-A1, Class A1, 1.640%, 7/15/21	1,230,000	1,239
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2, 5.216%, 1/25/42 144A	318,817	326
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.300%, 9/20/20 144A	405,116	403
Enterprise Fleet Financing LLC, Series 15-2, Class A2, 1.590%, 2/22/21 144A	600,000	599
Enterprise Fleet Financing LLC, 1.830%, 9/20/21 144A	1,125,000	1,124
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1, 2.585%, 9/25/28	165,000	165

Structured Products (43.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
FDIC Guaranteed Notes Trust 2012-S2, Series 2010-S2, Class 2A, 2.570%, 7/29/47 144A	268,808	273
Federal Home Loan Mortgage Corp., Series 4092, Class CL, 1.250%, 6/15/27	2,122,311	2,082
Federal Home Loan Mortgage Corp., Series 15-DNA1, Class M1, 1.333%, 10/25/27	256,678	256
Federal Home Loan Mortgage Corp., Series 15-HQ2, Class M1, 1.533%, 5/25/25	234,419	234
Federal Home Loan Mortgage Corp., Series 15-DNA2, Class M1, 1.583%, 12/25/27	288,667	289
Federal Home Loan Mortgage Corp., 1.583%, 5/25/28	240,994	241
Federal Home Loan Mortgage Corp., Series 2015-HQA1, Class M1, 1.683%, 3/25/28	237,660	238
Federal Home Loan Mortgage Corp., Series 15-DNA3, Class M1, 1.783%, 4/25/28	239,546	240
Federal Home Loan Mortgage Corp., Series 16-DNA1, Class M1, 1.883%, 7/25/28	542,395	542
Federal Home Loan Mortgage Corp., Series 3718, Class BC, 2.000%, 2/15/25	767,244	774
Federal Home Loan Mortgage Corp., Series 2016-HQA1, Class M1, 2.191%, 9/25/28	250,000	251
Federal Home Loan Mortgage Corp., 2.500%, 1/1/24	1,731,761	1,786
Federal Home Loan Mortgage Corp., 5.000%, 4/1/18	32,818	34
Federal Home Loan Mortgage Corp., 5.500%, 5/1/22	228,884	248
Federal Home Loan Mortgage Corp., 6.000%, 12/1/28	14,294	16
Federal Home Loan Mortgage Corp., 6.000%, 9/1/34	6,011	7
Federal Home Loan Mortgage Corp., 6.000%, 2/1/35	87,267	101
Federal Home Loan Mortgage Corp., 6.000%, 9/1/35	30,486	35

Short-Term Bond Portfolio

Structured Products (43.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	6,145	7
Federal National Mortage Association, 4.000%, 11/1/45	418,778	448
Federal National Mortgage Association, Series 2010-95, Class BK, 1.500%, 2/25/20	516,020	520
Federal National Mortgage Association, 1.933%, 7/25/25	171,783	172
Federal National Mortgage Association, 1.933%, 7/25/25	380,835	381
Federal National Mortgage Association, Series 2013-74, Class AD, 2.000%, 7/25/23	656,867	667
Federal National Mortgage Association, 2.500%, 10/1/22	1,133,396	1,167
Federal National Mortgage Association, 2.500%, 12/1/22	279,350	288
Federal National Mortgage Association, Series 2011-113, Class AG, 2.500%, 11/25/26	388,577	399
Federal National Mortgage Association, 3.000%, 6/1/22	330,339	345
Federal National Mortgage Association, 3.000%, 4/1/24	715,552	749
Federal National Mortgage Association, 3.000%, 11/1/29	232,663	244
Federal National Mortgage Association, 3.000%, 2/1/30	179,427	188
Federal National Mortgage Association, 3.000%, 3/1/30	731,016	767
Federal National Mortgage Association, 3.000%, 4/1/30	589,834	618
Federal National Mortgage Association, 3.000%, 7/1/30	737,503	773
Federal National Mortgage Association, 3.000%, 9/1/30	987,603	1,035
Federal National Mortgage Association, 3.000%, 2/1/31	191,925	201
Federal National Mortgage Association, 3.000%, 3/1/31	363,080	379
Federal National Mortgage Association, 3.500%, 5/1/27	1,346,358	1,424

Structured Products (43.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 3.500%, 11/1/44	1,864,963	1,967
Federal National Mortgage Association, 4.000%, 2/1/29	1,680,097	1,795
Federal National Mortgage Association, 4.000%, 3/1/41	78,386	84
Federal National Mortgage Association, 4.000%, 3/1/42	797,526	855
Federal National Mortgage Association, 4.500%, 5/1/40	258,178	282
Federal National Mortgage Association, 4.500%, 9/1/40	248,751	271
Federal National Mortgage Association, 5.000%, 10/1/33	325,805	362
Federal National Mortgage Association, 5.500%, 8/1/37	183,911	208
Federal National Mortgage Association, 5.500%, 2/1/38	699,795	792
Federal National Mortgage Association, 6.000%, 8/1/22	131,173	144
Federal National Mortgage Association, 6.000%, 3/1/34	149,700	173
Federal National Mortgage Association, 6.000%, 8/1/34	415,977	481
Federal National Mortgage Association, 6.000%, 11/1/34	17,168	20
Federal National Mortgage Association, 6.000%, 12/1/34	5,193	6
Federal National Mortgage Association, 6.000%, 4/1/35	10,001	11
Federal National Mortgage Association, 6.000%, 5/1/38	7,656	9
Federal National Mortgage Association, 6.000%, 10/1/40	389,036	444
Federal National Mortgage Association, 6.500%, 7/1/32	47,356	56
Federal National Mortgage Association, 6.500%, 12/1/32	53,271	62
Federal National Mortgage Association Connecticut Avenue Securities, 1.933%, 2/25/25	8,504	8
Federal National Mortgage Association Connecticut Avenue Securities, 2.533%, 11/25/24	72,977	73

Structured Products (43.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association TBA, 2.500%, 4/1/28	2,390,000	2,453
Fifth Third Auto Trust, Series 2014-2, Class A4, 1.380%, 12/15/20	500,000	501
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.790%, 5/15/18	178,417	178
Ford Credit Auto Owner Trust, Series 2015-B, Class A3, 1.160%, 11/15/19	790,000	790
Ford Credit Auto Owner Trust, Series 2014-A, Class A4, 1.290%, 4/15/19	425,000	425
Ford Credit Auto Owner Trust, Series 2016-A, Class A3, 1.390%, 7/15/20	175,000	175
Ford Credit Auto Owner Trust, Series 2014-B, Class A4, 1.420%, 8/15/19	400,000	402
Ford Credit Auto Owner Trust, Series 2013-C, Class D, 2.500%, 1/15/20	575,000	582
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1, 1.200%, 2/15/19	500,000	499
Ford Credit Floorplan Master Owner Trust, Series 2014-4, Class A1, 1.400%, 8/15/19	1,150,000	1,149
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A1, 1.650%, 5/15/20 144A	290,000	289
Government National Mortgage Association, 3.500%, 12/20/42	15,333	16
Government National Mortgage Association, 3.500%, 9/20/43	230,093	244
Government National Mortgage Association, 3.500%, 3/20/45	30,796	33
Government National Mortgage Association, 3.500%, 4/20/45	100,150	106
Government National Mortgage Association, 4.000%, 1/20/45	89,425	93
Government National Mortgage Association, 5.000%, 3/20/34	841,427	931
Government National Mortgage Association, 5.500%, 6/20/37	213,256	235

Short-Term Bond Portfolio

Structured Products (43.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
GreatAmerica Leasing Receivables Funding LLC, Series 2016-1, Class A3, 1.730%, 6/20/19 144A	350,000	349
GS Mortgage Securities Trust, Series 2015-GC28, Class A1, 1.528%, 2/10/48	283,355	283
GS Mortgage Securities Trust, Series 2015-GC32, Class A1, 1.593%, 7/10/48	238,159	237
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class 2A1, 2.496%, 7/25/44 144A	109,766	109
Honda Auto Receivables Owner Trust, Series 2013-4, Class A4, 1.040%, 2/18/20	85,000	85
Honda Auto Receiveables Owner Trust, Series 2014-4, Class A3, 0.990%, 9/17/18	845,000	845
Hyundai Auto Lease Securitization Trust, Series 2015-B, Class A3, 1.400%, 11/15/18 144A	330,000	330
Hyundai Auto Lease Securitization Trust, Series 2016-A, Class A3, 1.600%, 7/15/19 144A	175,000	175
Hyundai Auto Receivables Trust, Series 2015-A, Class A3, 1.050%, 4/15/19	290,000	290
Hyundai Auto Receivables Trust, Series 2016-A, Class A3, 1.560%, 9/15/20	80,000	80
John Deere Owner Trust, Series 2015-A, Class A3, 1.320%, 6/17/19	160,000	160
John Deere Owner Trust, Series 2016-A, Class A3, 1.360%, 4/15/20	345,000	345
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM, 5.440%, 5/15/45	485,000	489
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AM, 5.878%, 2/12/51	350,000	366
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, 5.935%, 4/17/45	1,050,000	1,051

Structured Products (43.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
JP Morgan Chase Commerical Mortgage Securities Trust, Series 2007-C1, Class AM, 5.940%, 2/15/51	680,000	691
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A1, 1.414%, 2/15/48	229,367	228
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A1, 1.445%, 10/15/48	452,669	450
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class A1, 1.596%, 1/15/48	444,644	443
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class A1, 1.625%, 5/15/48	176,204	176
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A1, 1.738%, 7/15/48	768,386	768
Kubota Credit Owner Trust, Series 2014-1A, Class A4, 1.670%, 7/15/20 144A	1,500,000	1,501
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class AM, 5.413%, 9/15/39	400,000	405
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.250%, 11/25/23	11,047	11
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.900%, 12/16/19	470,000	470
Mercedes-Benz Auto Lease Trust, Series 2015-A, Class A3, 1.100%, 8/15/17	980,000	980
Mercedes-Benz Auto Lease Trust, Series 2016-A, Class A3, 1.520%, 3/15/19	400,000	400
ML-CFC Commercial Mortgage Trust, Series 2007-5, Class AM, 5.419%, 8/12/48	350,000	354
ML-CFC Commerical Mortgage Trust, Series 2006-4, Class AM, 5.204%, 12/12/49	210,000	214

Structured Products (43.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
MMAF Equipment Finance LLC, Series 2015-AA, Class A3, 1.390%, 10/16/19 144A	225,000	224
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A1, 1.706%, 5/15/48	285,773	287
Morgan Stanley Bank of American Merrill Lynch Trust, Series 2014-C19, Class A1, 1.573%, 12/15/47	285,235	285
Morgan Stanley Capital I, Inc., Series 2015-MS1, Class A1, 1.638%, 5/15/48	313,855	315
MVW Owner Trust 2015-1, Series 15-1A, Class A, 2.520%, 12/20/32 144A	589,127	588
Nationstar HECM Loan Trust, Series 2016-1A, Class A, 2.981%, 2/25/26 144A	95,104	95
Nissan Auto Lease Trust, Series 2014-A, Class A4, 1.040%, 10/15/19	1,150,000	1,150
Nissan Auto Receivables Owner Trust, 1.340%, 10/15/20	300,000	300
Nissan Master Owner Trust Receivables, Series 2015-A, Class A2, 1.440%, 1/15/20	400,000	400
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.660%, 2/20/29 144A	180,000	177
OneMain Financial Issuance Trust, Series 16-2A, Class A, 4.100%, 3/20/28 144A	190,000	191
Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.550%, 10/15/18	525,761	526
SBA Tower Trust, 2.240%, 4/16/18 144A	180,000	179
SBA Tower Trust, 2.933%, 12/15/17 144A	945,000	941
SBA Tower Trust, 3.156%, 10/15/20 144A	635,000	635
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A, 2.400%, 3/22/32 144A	304,536	301
Sierra Receivables Funding Co. LLC, Series 2015-2A, Class A, 2.430%, 6/20/32 144A	315,284	312
Sierra Receivables Funding Co. LLC, Series 15-3A, Class A, 2.580%, 9/20/32 144A	225,958	226

Short-Term Bond Portfolio

Structured Products (43.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
SLM Student Loan Trust, Series 2008-9, Class A, 2.119%, 4/25/23	208,909	207
SLM Student Loan Trust, Series 2008-4, Class A4, 2.269%, 7/25/22	100,000	100
SLM Student Loan Trust, Series 2008-5, Class A4, 2.319%, 7/25/23	290,000	291
SMART ABS Trust, Series 2015-1US, Class A2A, 0.990%, 8/14/17	156,108	156
SMART ABS Trust, Series 2015-3US, Class A3A, 1.660%, 8/14/19	550,000	548
Synchrony Credit Card Master Note Trust, Series 2012-6, Class A, 1.360%, 8/17/20	1,145,000	1,144
Synchrony Credit Card Master Note Trust, Series 2015-2, Class A, 1.600%, 4/15/21	595,000	596
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A, 1.610%, 11/15/20	1,155,000	1,159
Synchrony Credit Card Master Note Trust, Series 2013-1, Class B, 1.690%, 3/15/21	465,000	465
TIAA Seasoned Commerical Mortgage Trust, Series 2007-C4, Class AJ, 5.528%, 8/15/39	151,515	152
Towd Point Mortgage Trust, Series 2015-5, Class A1B, 2.750%, 5/25/55 144A	406,838	406
Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.750%, 2/25/55 144A	250,000	250
Towd Point Mortgage Trust, Series 2015-4, Class A1B, 2.750%, 4/25/55 144A	451,539	451

Structured Products (43.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Towd Point Mortgage Trust, Series 2016-1, Class A3B, 3.000%, 2/25/55 144A	300,000	300
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A4, 1.310%, 9/16/19	1,500,000	1,503
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A4, 1.690%, 12/15/20	610,000	615
Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A3, 0.910%, 10/22/18	76,041	76
Volkswagen Auto Loan Enhanced Trust, Series 2013-2, Class A4, 1.160%, 3/20/20	1,150,000	1,144
Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A4, 1.450%, 9/21/20	425,000	422
Volvo Financial Equipment LLC, Series 2016-1A, Class A3, 1.670%, 2/18/20 144A	175,000	175
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM, 5.339%, 11/15/48	916,000	927
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM, 5.896%, 5/15/43	253,155	253
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A1, 1.437%, 12/15/47	347,531	347
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A1, 1.454%, 2/15/48	215,043	214
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A1, 1.471%, 4/15/50	182,597	182

Structured Products (43.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A1, 1.531%, 5/15/48	234,571	234
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A1, 1.577%, 1/15/59	345,309	344
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A1, 1.730%, 2/15/48	391,163	391
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2, 3.020%, 7/15/58	530,000	551
Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 2.750%, 12/25/34	463,177	470
Wendys Funding LLC, Series 2015-1A, Class A2I, 3.371%, 6/15/45 144A	1,004,950	987
Wheels SPV 2 LLC, Series 2015-1A, Class A2, 1.270%, 4/22/24 144A	200,000	198
World Omni Auto Receivables Trust, Series 2015-A, Class A3, 1.340%, 5/15/20	150,000	150

Total Structured Products
(Cost: $106,799)		107,125

Total Investments (98.9%)
(Cost: $243,748)(a)		244,356

Other Assets, Less
Liabilities (1.1%)		2,611

Net Assets (100.0%)		246,967

Short-Term Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016 the value of these securities (in thousands) was $45,229 representing 18.3% of the net assets.

GO — General Obligation

RB — Revenue Bond

(a)	At March 31, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $243,748 and the net unrealized appreciation of investments based on that cost was $609 which is comprised of $1,350 aggregate gross unrealized appreciation and $742 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2016, $839)	7	6/16	$9
US Ten Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2016, $1,966)	15	6/16	10
US Two Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2016, $16,408)	75	6/16	(1)

Short-Term Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$21,710	$-
Municipal Bonds	-	2,457	-
Corporate Bonds	-	114,484	635
Structured Products	-	105,070	-
Other Financial Instruments^
Futures	20	-	-
Total Assets:	$20	$243,721	$635
Liabilities:
Other Financial Instruments^
Futures	(1)	-	-
Total Liabilities:	$(1)	$-	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

For the period ended March 31, 2016, there were transfers from Level 3 to Level 2 in the amount of $997 (in thousands). These transfers were the result of an increase in the quantity of observable inputs for securities that were previously priced by a third party vendor utilizing a broker quote.

Select Bond Portfolio

Schedule of Investments

March 31, 2016 (unaudited)

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.4%)
Lockheed Martin Corp., 2.500%, 11/23/20	2,800,000	2,868
Lockheed Martin Corp., 3.550%, 1/15/26	2,360,000	2,500
Lockheed Martin Corp., 4.700%, 5/15/46	1,625,000	1,817
Northrop Grumman Corp., 3.250%, 8/1/23	3,380,000	3,534
Northrop Grumman Corp., 3.850%, 4/15/45	1,140,000	1,128

Total		11,847

Autos & Vehicle Parts (0.6%)
General Motors Co., 5.000%, 4/1/35	1,590,000	1,486
General Motors Co., 6.600%, 4/1/36	1,250,000	1,376
General Motors Co., 6.750%, 4/1/46	625,000	710
General Motors Financial Co., 3.100%, 1/15/19	1,485,000	1,503
General Motors Financial Co., 4.200%, 3/1/21	3,405,000	3,517
General Motors Financial Co., 5.250%, 3/1/26	2,725,000	2,850
General Motors Financial Co., Inc., 3.450%, 4/10/22	2,885,000	2,833
Volkswagen Group of America Finance LLC, 2.400%, 5/22/20, 144A	1,770,000	1,734

Total		16,009

Banking (6.1%)
Bank of America Corp., 2.625%, 10/19/20	2,345,000	2,361
Bank of America Corp., 3.875%, 8/1/25	3,360,000	3,482
Bank of America Corp., 4.450%, 3/3/26	6,780,000	6,985
Bank of America Corp., 6.000%, 9/1/17	3,690,000	3,900
Capital One Financial Corp., 4.200%, 10/29/25	2,650,000	2,683
Citigroup, Inc., 1.550%, 8/14/17	5,235,000	5,234
Citigroup, Inc., 1.800%, 2/5/18	3,445,000	3,442
Citigroup, Inc., 4.450%, 9/29/27	6,235,000	6,274
Citigroup, Inc., 4.600%, 3/9/26	3,385,000	3,471
Citigroup, Inc., 4.650%, 7/30/45	1,925,000	2,016

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Credit Suisse Group Funding Guernsey, Ltd., 3.125%, 12/10/20, 144A	3,825,000	3,804
The Goldman Sachs Group, Inc., 2.875%, 2/25/21	4,530,000	4,610
The Goldman Sachs Group, Inc., 3.750%, 2/25/26	3,170,000	3,251
The Goldman Sachs Group, Inc., 4.250%, 10/21/25	2,885,000	2,933
The Goldman Sachs Group, Inc., 4.750%, 10/21/45	2,386,000	2,494
The Goldman Sachs Group, Inc., 6.750%, 10/1/37	2,490,000	2,974
HSBC Holdings PLC, 3.400%, 3/8/21	4,487,000	4,579
HSBC Holdings PLC, 4.300%, 3/8/26	2,450,000	2,533
Huntington Bancshares, Inc., 3.150%, 3/14/21	2,250,000	2,286
ING Bank NV, 2.750%, 3/22/21, 144A	2,910,000	2,954
Intesa Sanpaolo SPA, 5.710%, 1/15/26, 144A	765,000	742
JPMorgan Chase & Co., 2.550%, 3/1/21	11,320,000	11,420
JPMorgan Chase & Co., 3.300%, 4/1/26	5,605,000	5,651
JPMorgan Chase & Co., 4.950%, 6/1/45	1,486,000	1,568
Lazard Group LLC, 3.750%, 2/13/25	4,225,000	3,900
Lazard Group LLC, 4.250%, 11/14/20	2,630,000	2,746
LLoyds Banking Group PLC, 4.650%, 3/24/26	2,895,000	2,869
Morgan Stanley, 2.800%, 6/16/20	5,108,000	5,201
Morgan Stanley, 3.950%, 4/23/27	2,680,000	2,683
Morgan Stanley, 4.000%, 7/23/25	9,732,000	10,176
Murray Street Investment Trust I, 4.647%, 3/9/17	5,805,000	5,968
Royal Bank of Canada, 2.300%, 3/22/21	3,930,000	3,965
Royal Bank of Canada, 4.650%, 1/27/26	3,380,000	3,438
Royal Bank of Scotland Group PLC, 4.800%, 4/5/26	2,990,000	3,000

	Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	Santander Issuances SAU, 5.179%, 11/19/25	1,900,000	1,836
	Santander UK Group Holdings PLC, 4.750%, 9/15/25, 144A	2,860,000	2,705
	Santander UK Group Holdings PLC., 2.875%, 10/16/20	3,924,000	3,904
	Skandinaviska Enskilda Banken AB, 2.625%, 11/17/20, 144A	5,845,000	5,903
	SunTrust Banks, Inc., 2.900%, 3/3/21	2,830,000	2,871
	Svenska Handelsbanken AB, 2.450%, 3/30/21	4,015,000	4,052
	Synchrony Financial, 4.500%, 7/23/25	2,975,000	3,060
	The Toronto-Dominion Bank, 2.250%, 3/15/21, 144A	7,325,000	7,392
	UBS Group Funding Jersey, Ltd., 3.000%, 4/15/21, 144A	5,380,000	5,390
	UBS Group Funding Jersey, Ltd., 4.125%, 4/15/26, 144A	3,655,000	3,653
(d)*	Washington Mutual Bank, 6.750%, 5/20/36	1,100,000	-
(d)*	Washington Mutual Bank, 6.875%, 6/15/11	1,620,000	-

	Total		176,359

	Basic Materials (0.1%)
	International Paper Co., 5.150%, 5/15/46	2,535,000	2,551

	Total		2,551

	Chemicals (0.1%)
	Albemarle Corp., 5.450%, 12/1/44	1,575,000	1,508
	LYB International Finance BV, 4.875%, 3/15/44	1,230,000	1,226
	The Mosaic Co., 5.625%, 11/15/43	845,000	883

	Total		3,617

	Conglomerate & Diversified Manufacturing (0.1%)
	General Electric Capital Corp., 5.875%, 1/14/38	1,000,000	1,303
	Valmont Industries, Inc., 5.250%, 10/1/54	1,605,000	1,380

	Total		2,683

Select Bond Portfolio

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing (0.9%)
CVS Health Corp., 5.125%, 7/20/45	565,000	654
The Home Depot, Inc., 2.000%, 4/1/21	4,455,000	4,500
The Home Depot, Inc., 3.000%, 4/1/26	1,745,000	1,832
McDonald’s Corp., 2.750%, 12/9/20	1,470,000	1,523
McDonald’s Corp., 3.700%, 1/30/26	565,000	598
McDonald’s Corp., 4.875%, 12/9/45	3,320,000	3,627
Newell Rubbermaid, Inc., 4.200%, 4/1/26	2,578,000	2,697
Newell Rubbermaid, Inc., 5.500%, 4/1/46	2,185,000	2,374
Philip Morris International, Inc., 1.375%, 2/25/19	1,870,000	1,876
Philip Morris International, Inc., 1.875%, 2/25/21	621,000	624
Reynolds American, Inc., 5.700%, 8/15/35	2,215,000	2,590
Reynolds American, Inc., 5.850%, 8/15/45	1,435,000	1,752
Walgreens Boot Alliance, Inc., 4.800%, 11/18/44	2,155,000	2,142

Total		26,789

Electric Utilities (1.3%)
American Electric Power Co., Inc., 1.650%, 12/15/17	3,995,000	3,971
Commonwealth Edison Co., 3.700%, 3/1/45	610,000	600
Consolidated Edison Co. of New York, Inc., 4.500%, 12/1/45	1,350,000	1,472
Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	5,000	5
Dominion Resources, Inc., 3.900%, 10/1/25	703,000	723
Dominion Resources, Inc., 4.700%, 12/1/44	1,865,000	1,871
Duke Energy Carolinas LLC, 2.500%, 3/15/23	2,250,000	2,275
Duke Energy Carolinas LLC, 3.875%, 3/15/46	1,125,000	1,146
Duke Energy Corp., 3.750%, 4/15/24	1,445,000	1,511
Duke Energy Corp., 4.800%, 12/15/45	1,170,000	1,245
Duke Energy Progress, LLC, 3.250%, 8/15/25	2,565,000	2,691
El Paso Electric Co., 5.000%, 12/1/44	885,000	954
Indiana Michigan Power Co., 4.550%, 3/15/46	1,130,000	1,163
MidAmerican Energy Co., 3.500%, 10/15/24	1,635,000	1,748
MidAmerican Energy Co., 4.250%, 5/1/46	1,575,000	1,690
Pacific Gas & Electric Co., 2.950%, 3/1/26	1,926,000	1,945

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
PECO Energy Co., 3.150%, 10/15/25	2,885,000	3,011
PPL Electric Utilities Corp., 4.150%, 10/1/45	1,750,000	1,843
Puget Energy, Inc., 6.000%, 9/1/21	4,385,000	5,000
Southwestern Electric Power Co., 3.900%, 4/1/45	1,605,000	1,471
Virginia Electric & Power Co., 3.150%, 1/15/26	2,360,000	2,441

Total		38,776

Energy (0.7%)
Anadarko Petroleum Corp., 4.850%, 3/15/21	2,130,000	2,153
Anadarko Petroleum Corp., 5.550%, 3/15/26	2,865,000	2,890
Anadarko Petroleum Corp., 6.600%, 3/15/46	1,655,000	1,690
Apache Corp., 4.250%, 1/15/44	1,545,000	1,298
Canadian Oil Sands, Ltd., 6.000%, 4/1/42, 144A	1,210,000	945
Halliburton Co., 3.800%, 11/15/25	1,710,000	1,713
Halliburton Co., 5.000%, 11/15/45	1,195,000	1,168
Kerr-McGee Corp., 6.950%, 7/1/24	235,000	249
Marathon Oil Corp., 5.200%, 6/1/45	905,000	632
Occidental Petroleum Corp., 3.400%, 4/15/26	1,275,000	1,287
Occidental Petroleum Corp., 4.400%, 4/15/46	1,900,000	1,912
Pioneer Natural Resources Co., 3.450%, 1/15/21	2,310,000	2,298
Sempra Energy, 2.850%, 11/15/20	3,020,000	3,070

Total		21,305

Finance (0.1%)
GE Capital International Funding Co., 4.418%, 11/15/35, 144A	3,324,000	3,611

Total		3,611

Food & Beverage (1.6%)
Anheuser-Busch InBev Finance, Inc., 1.900%, 2/1/19	2,950,000	2,992
Anheuser-Busch InBev Finance, Inc., 2.650%, 2/1/21	5,185,000	5,328
Anheuser-Busch InBev Finance, Inc., 3.650%, 2/1/26	12,773,000	13,432
Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46	4,568,000	5,105
Kraft Heinz Foods Co., 2.800%, 7/2/20, 144A	4,595,000	4,720
Kraft Heinz Foods Co., 5.200%, 7/15/45, 144A	2,710,000	3,032

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage continued
WM Wrigley Jr. Co., 2.000%, 10/20/17, 144A	1,145,000	1,150
WM Wrigley Jr. Co., 2.400%, 10/21/18, 144A	1,450,000	1,464
WM Wrigley Jr. Co., 2.900%, 10/21/19, 144A	3,390,000	3,482
WM Wrigley Jr. Co., 3.375%, 10/21/20, 144A	4,065,000	4,233

Total		44,938

Healthcare (0.1%)
Express Scripts Holding Co., 4.500%, 2/25/26	2,030,000	2,102

Total		2,102

Insurance (1.4%)
ACE INA Holdings, Inc., 3.350%, 5/3/26	3,445,000	3,597
ACE INA Holdings, Inc., 4.350%, 11/3/45	2,070,000	2,256
AIA Group, Ltd., 3.200%, 3/11/25, 144A	1,400,000	1,409
AIA Group, Ltd., 4.500%, 3/16/46, 144A	2,465,000	2,476
American International Group, Inc., 3.750%, 7/10/25	1,740,000	1,738
American International Group, Inc., 3.900%, 4/1/26	2,805,000	2,814
American International Group, Inc., 4.375%, 1/15/55	960,000	839
American International Group, Inc., 4.800%, 7/10/45	340,000	336
Anthem, Inc., 5.100%, 1/15/44	575,000	606
Berkshire Hathaway, Inc., 3.125%, 3/15/26	5,855,000	6,003
Liberty Mutual Group, Inc., 4.850%, 8/1/44, 144A	2,390,000	2,286
Markel Corp., 5.000%, 4/5/46	505,000	508
Marsh & McLennan Cos., Inc., 3.750%, 3/14/26	2,675,000	2,739
MetLife, Inc., 4.600%, 5/13/46	985,000	1,010
Metropolitan Life Global Funding I, 2.500%, 12/3/20, 144A	2,075,000	2,109
Teachers Insurance & Annuity Association of America, 4.900%, 9/15/44, 144A	465,000	498
Trinity Acquisition PLC, 3.500%, 9/15/21	1,515,000	1,541
Trinity Acquisition PLC, 4.400%, 3/15/26	820,000	832

Select Bond Portfolio

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Insurance continued
UnitedHealth Group, Inc., 2.125%, 3/15/21	2,740,000	2,764
UnitedHealth Group, Inc., 3.100%, 3/15/26	3,790,000	3,877

Total		40,238

Media (0.9%)
21st Century Fox America, Inc., 4.950%, 10/15/45	1,230,000	1,315
British Sky Broadcasting Group PLC, 3.750%, 9/16/24, 144A	3,240,000	3,344
CCO Safari II, LLC, 4.908%, 7/23/25, 144A	3,530,000	3,723
CCO Safari II, LLC, 6.484%, 10/23/45, 144A	2,003,000	2,229
Cox Communications, Inc., 4.800%, 2/1/35, 144A	1,105,000	966
Discovery Communications LLC, 4.900%, 3/11/26	2,025,000	2,088
Grupo Televisa SAB, 5.000%, 5/13/45	1,090,000	1,002
Grupo Televisa SAB, 6.125%, 1/31/46	1,385,000	1,468
Scripps Networks Interactive, Inc., 2.800%, 6/15/20	1,530,000	1,533
Scripps Networks Interactive, Inc., 3.500%, 6/15/22	1,360,000	1,362
Scripps Networks Interactive, Inc., 3.900%, 11/15/24	2,275,000	2,297
Scripps Networks Interactive, Inc., 3.950%, 6/15/25	1,220,000	1,220
Time Warner Cable, Inc., 6.550%, 5/1/37	820,000	899
Time Warner, Inc., 4.850%, 7/15/45	565,000	575
Viacom, Inc., 4.850%, 12/15/34	1,700,000	1,509
Viacom, Inc., 5.250%, 4/1/44	810,000	728

Total		26,258

Metals & Mining (0.2%)
Barrick North America Finance LLC, 4.400%, 5/30/21	2,090,000	2,137
Rio Tinto Finance USA, Ltd., 3.750%, 6/15/25	4,400,000	4,288

Total		6,425

Oil & Gas (1.0%)
Chevron Corp., 1.365%, 3/2/18	4,780,000	4,797
Chevron Corp., 2.411%, 3/3/22	3,935,000	4,006
Exxon Mobil Corp., 1.708%, 3/1/19	5,160,000	5,228
Exxon Mobil Corp., 2.222%, 3/1/21	4,010,000	4,081
Exxon Mobil Corp., 3.043%, 3/1/26	4,037,000	4,132

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Oil & Gas continued
Exxon Mobil Corp., 4.114%, 3/1/46	3,730,000	3,955
Marathon Petroleum Corp., 5.000%, 9/15/54	305,000	239
Marathon Petroleum Corp., 5.850%, 12/15/45	1,090,000	981
Valero Energy Corp., 4.900%, 3/15/45	1,575,000	1,406

Total		28,825

Pharmaceuticals (1.2%)
AbbVie, Inc., 2.500%, 5/14/20	4,315,000	4,393
Actavis Funding SCS, 2.350%, 3/12/18	2,285,000	2,312
Actavis Funding SCS, 3.000%, 3/12/20	2,800,000	2,879
Actavis Funding SCS, 3.800%, 3/15/25	3,555,000	3,700
Actavis Funding SCS, 4.750%, 3/15/45	2,885,000	3,034
Baxalta, Inc., 4.000%, 6/23/25, 144A	1,305,000	1,326
Baxalta, Inc., 5.250%, 6/23/45, 144A	2,855,000	3,034
Biogen, Inc., 4.050%, 9/15/25	1,666,000	1,781
Biogen, Inc., 5.200%, 9/15/45	1,541,000	1,709
Celgene Corp., 2.875%, 8/15/20	1,785,000	1,839
Celgene Corp., 5.000%, 8/15/45	2,770,000	2,995
Perrigo Finance PLC, 3.900%, 12/15/24	2,000,000	1,990
Perrigo Finance Unlimited Co., 4.375%, 3/15/26	3,480,000	3,582

Total		34,574

Pipelines (0.6%)
Energy Transfer Partners LP, 2.500%, 6/15/18	2,510,000	2,430
Energy Transfer Partners LP, 4.150%, 10/1/20	1,270,000	1,220
Energy Transfer Partners LP, 4.750%, 1/15/26	1,340,000	1,218
Energy Transfer Partners LP, 6.125%, 12/15/45	375,000	337
Gulfstream Natural Gas System LLC, 5.950%, 10/15/45, 144A	1,725,000	1,699
Kinder Morgan, Inc., 5.300%, 12/1/34	1,805,000	1,553
Magellan Midstream Partners LP, 5.000%, 3/1/26	965,000	1,043
Plains All American Pipeline LP/PAA Finance Corp., 4.650%, 10/15/25	600,000	555
Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/1/26, 144A	2,450,000	2,802

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
Western Gas Partners LP, 3.950%, 6/1/25	1,820,000	1,559
Western Gas Partners LP, 5.375%, 6/1/21	300,000	290
Western Gas Partners LP, 5.450%, 4/1/44	595,000	473
Williams Partners LP, 4.000%, 9/15/25	1,155,000	929

Total		16,108

Real Estate Investment Trusts (0.7%)
DDR Corp., 3.375%, 5/15/23	3,180,000	3,088
DDR Corp., 4.625%, 7/15/22	3,842,000	4,076
Mid-America Apartments LP, 3.750%, 6/15/24	2,855,000	2,897
Mid-America Apartments LP, 4.000%, 11/15/25	1,510,000	1,541
Mid-America Apartments LP, 4.300%, 10/15/23	1,350,000	1,423
Tanger Properties LP, 3.750%, 12/1/24	1,425,000	1,433
Tanger Properties LP, 3.875%, 12/1/23	1,680,000	1,718
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.250%, 10/5/20, 144A	4,260,000	4,351

Total		20,527

Services (0.3%)
Alibaba Group Holding, Ltd., 3.600%, 11/28/24	2,795,000	2,819
Visa, Inc., 2.200%, 12/14/20	1,690,000	1,732
Visa, Inc., 3.150%, 12/14/25	2,695,000	2,813

Total		7,364

Technology (1.8%)
Analog Devices, Inc., 5.300%, 12/15/45	1,300,000	1,459
Apple, Inc., 2.250%, 2/23/21	5,630,000	5,736
Apple, Inc., 2.850%, 2/23/23	3,805,000	3,944
Apple, Inc., 3.250%, 2/23/26	3,151,000	3,290
Apple, Inc., 4.650%, 2/23/46	7,520,000	8,209
Cisco Systems, Inc., 1.600%, 2/28/19	2,688,000	2,727
Cisco Systems, Inc., 2.200%, 2/28/21	6,795,000	6,930
Fidelity National Information Services, Inc., 2.850%, 10/15/18	3,355,000	3,410
Fidelity National Information Services, Inc., 3.625%, 10/15/20	2,690,000	2,780
Fidelity National Information Services, Inc., 4.500%, 10/15/22	1,335,000	1,424

Select Bond Portfolio

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Technology continued
Fidelity National Information Services, Inc., 5.000%, 10/15/25	1,815,000	1,960
Hewlett Packard Enterprise Co., 4.900%, 10/15/25, 144A	2,670,000	2,748
Hewlett Packard Enterprise Co., 6.350%, 10/15/45, 144A	2,910,000	2,860
Total System Services, Inc., 3.800%, 4/1/21	1,260,000	1,296
Total System Services, Inc., 4.800%, 4/1/26	1,135,000	1,171
Verisk Analytics, Inc., 5.500%, 6/15/45	455,000	444

Total		50,388

Telecommunications (1.7%)
America Movil SAB de CV, 3.125%, 7/16/22	1,645,000	1,688
American Tower Corp., 2.800%, 6/1/20	1,605,000	1,613
American Tower Corp., 3.300%, 2/15/21	1,770,000	1,800
American Tower Corp., 3.450%, 9/15/21	3,125,000	3,195
American Tower Corp., 3.500%, 1/31/23	3,065,000	3,094
AT&T, Inc., 3.000%, 6/30/22	5,040,000	5,113
AT&T, Inc., 3.400%, 5/15/25	6,381,000	6,396
AT&T, Inc., 3.800%, 3/15/22	735,000	775
AT&T, Inc., 3.950%, 1/15/25	4,085,000	4,246
AT&T, Inc., 4.450%, 4/1/24	3,005,000	3,253
AT&T, Inc., 5.650%, 2/15/47	1,475,000	1,628
Verizon Communications, Inc., 2.500%, 9/15/16	3,205,000	3,230
Verizon Communications, Inc., 4.272%, 1/15/36	1,878,000	1,869
Verizon Communications, Inc., 4.400%, 11/1/34	3,604,000	3,643
Verizon Communications, Inc., 4.862%, 8/21/46	8,145,000	8,589

Total		50,132

Transportation (0.7%)
AP Moeller - Maersk, 3.875%, 9/28/25, 144A	2,501,000	2,404
Burlington Northern Santa Fe LLC, 4.700%, 9/1/45	1,750,000	1,949
ERAC USA Finance LLC, 4.500%, 2/15/45, 144A	850,000	837
ERAC USA Finance LLC, 5.625%, 3/15/42, 144A	2,565,000	2,887

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Transportation continued
FedEx Corp., 4.550%, 4/1/46	2,025,000	2,081
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.050%, 1/9/20, 144A	870,000	865
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.200%, 7/15/20, 144A	3,845,000	3,847
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 2/1/22, 144A	3,395,000	3,371
Union Pacific Corp., 4.050%, 3/1/46	2,035,000	2,095

Total		20,336

Total Corporate Bonds
(Cost: $639,974)		651,762

Governments (29.9%)

Foreign Agencies (0.6%)
Electricite de France SA, 4.950%, 10/13/45, 144A	820,000	845
Electricite de France SA, 5.250%, 10/13/55, 144A	1,195,000	1,172
Japan Bank for International Cooperation, 1.750%, 5/28/20	4,565,000	4,568
Petroleos Mexicanos, 2.460%, 12/15/25	6,419,000	6,583
Petroleos Mexicanos, 5.625%, 1/23/46	2,070,000	1,740
Petroleos Mexicanos, 6.875%, 8/4/26, 144A	1,835,000	1,986

Total		16,894

US Government & Agencies (28.0%)
Federal Home Loan Mortgage Corp., 0.500%, 9/28/16	3,440,000	3,440
Federal National Mortgage Association, 0.000%, 10/9/19	7,000,000	6,651
Tennessee Valley Authority, 4.250%, 9/15/65	4,072,000	4,295
US Treasury, 0.750%, 1/31/18	31,875,000	31,886
US Treasury, 0.750%, 2/28/18	18,283,000	18,287
US Treasury, 0.750%, 3/31/18	31,348,000	31,346
US Treasury, 0.750%, 4/15/18	10,693,000	10,689
US Treasury, 0.750%, 2/15/19	76,765,000	76,537
US Treasury, 0.875%, 11/30/17	45,586,000	45,698
US Treasury, 0.875%, 3/31/18	48,601,000	48,730
US Treasury, 1.000%, 3/15/19	115,047,000	115,496

Governments (29.9%)	Shares/ $ Par	Value $ (000’s)

US Government & Agencies continued
US Treasury, 1.125%, 2/28/21	11,059,000	11,014
US Treasury, 1.250%, 10/31/18	24,400,000	24,665
US Treasury, 1.250%, 3/31/21	79,702,000	79,774
US Treasury, 1.375%, 1/31/21	79,911,000	80,485
US Treasury, 1.500%, 2/28/23	17,964,000	17,914
US Treasury, 1.625%, 2/15/26	46,498,000	45,822
US Treasury, 2.000%, 11/30/20	7,746,000	8,024
US Treasury, 2.000%, 2/28/21	16,183,000	16,770
US Treasury, 2.250%, 3/31/21	24,640,000	25,833
US Treasury, 2.500%, 2/15/46	15,001,000	14,627
US Treasury, 2.625%, 11/15/20	7,988,000	8,496
US Treasury, 2.875%, 8/15/45	36,354,000	38,240
US Treasury, 3.000%, 11/15/44	5,471,000	5,904
US Treasury, 3.000%, 11/15/45	32,422,000	35,002

Total		805,625

Yankee Sovereign (1.3%)
Israel Government National Bond, 2.875%, 3/16/26	1,640,000	1,640
Israel Government National Bond, 4.500%, 1/30/43	1,685,000	1,785
Jordan Government International Bond, 2.578%, 6/30/22	4,625,000	4,840
Paraguay Government International Bond, 5.000%, 4/15/26, 144A	2,515,000	2,528
Poland Government International Bond, 3.250%, 4/6/26	2,830,000	2,809
Republic of Paraguay, 6.100%, 8/11/44, 144A	880,000	898
Slovenia Government International Bond, 5.250%, 2/18/24, 144A	6,530,000	7,314
Slovenia Government International Bond, 5.500%, 10/26/22, 144A	2,055,000	2,324
Slovenia Government International Bond, 5.850%, 5/10/23, 144A	1,500,000	1,729
United Mexican States, 4.125%, 1/21/26	6,542,000	6,859
United Mexican States, 5.750%, 10/12/10	3,560,000	3,604

Total		36,330

Total Governments
(Cost: $851,841)		858,849

Select Bond Portfolio

Municipal Bonds (1.2%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds (1.2%)
County of Clark Department of Aviation, 6.820%, 7/1/45 RB	4,155,000	6,168
Los Angeles Community College District, Series 2010-E, 6.750%, 8/1/49 GO	2,800,000	4,214
New Jersey Turnpike Authority, Series 2010, 7.102%, 1/1/41 RB	3,715,000	5,347
North Texas Tollway Authority, Series 2009-B, 6.718%, 1/1/49 RB	3,320,000	4,823
Ohio State University, 4.800%, 6/1/11 RB	1,140,000	1,225
Port Authority of New York & New Jersey, 4.458%, 10/1/62 RB	3,815,000	3,989
Province of Ontario, 1.625%, 1/18/19	4,715,000	4,743
State of California, Series 2010, 7.600%, 11/1/40 GO	2,545,000	3,957

Total Municipal Bonds
(Cost: $33,864)		34,466

Structured Products (49.5%)

Structured Products (49.5%)
Ally Auto Receivables Trust, Series 2016-1, Class A2A, 1.200%, 8/15/18	2,735,000	2,736
Ally Auto Receivables Trust, Series 2015-2, Class A3, 1.490%, 11/15/19	2,718,000	2,725
Ally Master Owner Trust, Series 2014-5, Class A1, 0.926%, 10/15/19	5,726,000	5,709
Ally Master Owner Trust, Series 2015-2, Class A1, 1.006%, 1/15/21	3,417,000	3,424
Ally Master Owner Trust, Series 2014-4, Class A2, 1.430%, 6/17/19	1,298,000	1,298
Ally Master Owner Trust, Series 2012-5, Class A, 1.540%, 9/15/19	12,352,000	12,349
American Express Credit Account Master Trust, Series 2014-3, Class A, 1.490%, 4/15/20	8,367,000	8,415
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.339%, 2/14/43 IO	3,542,607	22

Structured Products (49.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 1.920%, 9/20/19 144A	5,661,000	5,610
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/19 144A	5,393,000	5,382
Avis Budget Rental Funding AESOP LLC, Series 2014-2A, Class A, 2.500%, 2/20/21 144A	2,030,000	2,025
Avis Budget Rental Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/22 144A	3,760,000	3,760
Bank of The West Auto Trust, Series 2014-1, Class A3, 1.090%, 3/15/19 144A	2,384,000	2,379
California Republic Auto Receivables Trust, Series 2015-2, Class A3, 1.310%, 8/15/19	1,711,000	1,707
California Republic Auto Receivables Trust, Series 2015-4, Class A2, 1.600%, 9/17/18 144A	2,129,000	2,133
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.820%, 9/15/20	2,888,000	2,890
California Republic Auto Receivables Trust, Series 2016-1, Class A3, 1.890%, 5/15/20	3,536,000	3,542
California Republic Auto Receivables Trust, Series 2016-1, Class A4, 2.240%, 10/15/21	1,969,000	1,979
California Republic Auto Receivables Trust, Series 2015-4, Class A4, 2.580%, 6/15/21 144A	2,865,000	2,911
Capital Auto Receivables Asset Trust, Series 2014-3, Class A2, 1.180%, 12/20/17	9,740,000	9,741
Capital Auto Receivables Asset Trust, Series 2015-3, Class A1A, 1.390%, 2/20/18 144A	8,496,000	8,496
Capital Auto Receivables Asset Trust, Series 2015-2, Class A2, 1.390%, 9/20/18	1,707,000	1,706

Structured Products (49.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Capital Auto Receivables Asset Trust, Series 2016-1, Class A2A, 1.500%, 11/20/18	4,600,000	4,603
Capital Auto Receivables Asset Trust, Series 2015-1, Class A3, 1.610%, 6/20/19	11,197,000	11,212
Capital Auto Receivables Asset Trust, Series 2015-4, Class A2, 1.620%, 3/20/19	2,289,000	2,292
Capital Auto Receivables Asset Trust, Series 2014-1, Class A4, 1.690%, 10/22/18	3,432,000	3,440
Capital Auto Receivables Asset Trust, Series 2015-2, Class A3, 1.730%, 9/20/19	3,384,000	3,393
Capital Auto Receivables Asset Trust, Series 2016-1, Class A, 1.730%, 4/20/20	3,740,000	3,746
Capital Auto Receivables Asset Trust, Series 2015-4, Class A3, 1.830%, 3/20/20	4,200,000	4,211
Capital Auto Receivables Asset Trust, Series 2015-1, Class A4, 1.860%, 10/21/19	5,656,000	5,678
Capital Auto Receivables Asset Trust, Series 2015-3, Class A3, 1.940%, 1/21/20	3,714,000	3,733
Capital Auto Receivables Asset Trust, Series 2015-2, Class A4, 1.970%, 1/21/20	5,017,000	5,042
Capital Auto Receivables Asset Trust, Series 2016-1, Class A4, 1.980%, 10/20/20	1,690,000	1,695
Capital Auto Receivables Asset Trust, Series 2015-4, Class A4, 2.010%, 7/20/20	1,879,000	1,886
Capital One Multi-Asset Execution Trust, Series 2015-A1, Class A, 1.390%, 1/15/21	1,487,000	1,492
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A4, 4.961%, 4/15/44 144A	5,592,000	6,225

Select Bond Portfolio

Structured Products (49.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616%, 2/10/49	1,430,000	1,507
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622%, 7/10/47	518,000	551
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.500%, 4/25/35	289,404	288
Commercial Mortgage Pass Through Certificates, Series 2013-CR6, Class A1, 0.719%, 3/10/46	583,286	580
Commercial Mortgage Pass Through Certificates, Series 2010-C1, Class A2, 3.830%, 7/10/46 144A	535,328	552
Commercial Mortgage Pass Through Certificates, Series 2010-C1, Class A3, 4.205%, 7/10/46 144A	4,879,000	5,307
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902%, 7/10/50	1,096,000	1,186
Commercial Mortgage Trust Pass Through Certificates, Series 2013-CR12, Class A1, 1.295%, 10/10/46	246,031	246
Commercial Mortgage Trust Pass Through Certificates, Series 2013-CR11, Class A1, 1.468%, 10/10/46	685,046	684
Commercial Mortgage Trust Pass Through Certificates, Series 2012-CR4, Class A2, 1.801%, 10/15/45	955,000	954
Commercial Mortgage Trust Pass Through Certificates, Series 2012-CR1, Class A2, 2.350%, 5/15/45	3,913,234	3,942
Commercial Mortgage Trust Pass Through Certificates, Series 2014-UBS3, Class A4, 3.819%, 6/10/47	2,253,000	2,422
Commercial Mortgage Trust Pass Through Certificates, Series 2014-UBS6, Class AM, 4.048%, 12/10/47	3,817,000	4,072
Commercial Mortgage Trust Pass-Through Certificates, Series 2014-UBS4, Class A5, 3.694%, 8/10/47	1,219,000	1,296

Structured Products (49.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Commerical Mortgage Trust Pass Through Certificates, Series 2013-CR10, Class A2, 2.972%, 8/10/46	1,137,000	1,167
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4, Class A6, 2.500%, 7/25/43 144A	5,696,258	5,606
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,818,542	1,830
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class ASB, 3.533%, 11/15/48	1,860,000	1,975
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4, 3.808%, 11/15/48	2,535,000	2,716
CSAIL Commerical Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/48	4,058,000	4,307
DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44 144A	5,616,000	6,230
Deutsche Bank Commerical Mortgage Trust, Series 2016-C1, Class A4, 3.276%, 5/10/49	1,190,000	1,226
Discover Card Execution Note Trust, Series 2015-A4, Class A1, 2.190%, 4/17/23	3,388,000	3,442
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.085%, 2/15/31 IO	6,091,321	34
Federal Home Loan Mortgage Corp., 1.683%, 1/25/25	2,022,955	2,022
Federal Home Loan Mortgage Corp., 2.627%, 12/1/42	3,107,154	3,196
Federal Home Loan Mortgage Corp., 2.753%, 8/1/44	1,409,199	1,457
Federal Home Loan Mortgage Corp., 2.894%, 1/1/44	2,619,231	2,705
Federal Home Loan Mortgage Corp., Series 271, Class 30, 3.000%, 8/15/42	676,139	692
Federal Home Loan Mortgage Corp., 3.000%, 1/15/43	9,807,850	10,037
Federal Home Loan Mortgage Corp., 3.000%, 7/15/43	17,509,242	17,919
Federal Home Loan Mortgage Corp., 3.000%, 2/15/45	15,359,844	15,720

Structured Products (49.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 3.090%, 2/1/45	2,407,500	2,505
Federal Home Loan Mortgage Corp., 3.500%, 11/1/29	922,743	980
Federal Home Loan Mortgage Corp., 3.500%, 1/1/30	360,254	384
Federal Home Loan Mortgage Corp., 3.500%, 4/1/30	9,129,163	9,759
Federal Home Loan Mortgage Corp., 3.500%, 6/1/30	2,098,899	2,244
Federal Home Loan Mortgage Corp., 3.500%, 7/1/30	4,811,274	5,145
Federal Home Loan Mortgage Corp., 3.500%, 8/1/30	8,077,780	8,583
Federal Home Loan Mortgage Corp., 3.500%, 9/1/30	344,988	368
Federal Home Loan Mortgage Corp., 3.500%, 10/1/30	3,536,069	3,779
Federal Home Loan Mortgage Corp., 3.500%, 11/1/30	7,381,468	7,887
Federal Home Loan Mortgage Corp., 3.500%, 12/1/30	4,541,760	4,845
Federal Home Loan Mortgage Corp., 3.500%, 1/1/31	3,938,015	4,209
Federal Home Loan Mortgage Corp., 3.500%, 2/1/31	751,687	804
Federal Home Loan Mortgage Corp., 3.500%, 11/1/35	179,902	192
Federal Home Loan Mortgage Corp., 3.500%, 12/1/35	1,789,817	1,902
Federal Home Loan Mortgage Corp., Series 4227, Class AB, 3.500%, 10/15/37	4,997,986	5,228
Federal Home Loan Mortgage Corp., 3.500%, 7/1/43	869,406	920
Federal Home Loan Mortgage Corp., 3.500%, 6/1/45	3,626,511	3,817
Federal Home Loan Mortgage Corp., 3.500%, 7/1/45	634,507	668
Federal Home Loan Mortgage Corp., 3.500%, 8/1/45	1,036,899	1,091
Federal Home Loan Mortgage Corp., 3.500%, 10/1/45	6,312,715	6,645
Federal Home Loan Mortgage Corp., 3.500%, 12/1/45	9,863,438	10,381

Select Bond Portfolio

Structured Products (49.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 3.500%, 2/1/46	15,143,400	15,939
Federal Home Loan Mortgage Corp., 3.500%, 3/1/46	7,192,000	7,570
Federal Home Loan Mortgage Corp., 3.500%, 4/1/46	1,031,000	1,085
Federal Home Loan Mortgage Corp., 4.000%, 10/1/29	12,209,151	13,031
Federal Home Loan Mortgage Corp., 4.000%, 11/1/35	684,266	741
Federal Home Loan Mortgage Corp., 4.000%, 9/15/40	5,287,711	5,652
Federal Home Loan Mortgage Corp., 4.000%, 6/1/41	35,300,000	37,533
Federal Home Loan Mortgage Corp., 4.000%, 4/1/44	1,487,346	1,602
Federal Home Loan Mortgage Corp., 4.000%, 8/1/44	16,873,117	18,324
Federal Home Loan Mortgage Corp., 4.000%, 2/1/45	1,496,536	1,623
Federal Home Loan Mortgage Corp., 4.000%, 9/1/45	640,485	687
Federal Home Loan Mortgage Corp., 4.000%, 10/1/45	5,299,717	5,699
Federal Home Loan Mortgage Corp., 4.000%, 11/1/45	5,742,530	6,175
Federal Home Loan Mortgage Corp., 4.000%, 12/1/45	7,808,430	8,399
Federal Home Loan Mortgage Corp., 4.000%, 1/1/46	1,692,994	1,825
Federal Home Loan Mortgage Corp., 4.000%, 2/1/46	3,492,873	3,754
Federal Home Loan Mortgage Corp., 4.000%, 4/1/46	1,062,000	1,145
Federal Home Loan Mortgage Corp., 4.500%, 8/1/20	9,043,079	9,374
Federal Home Loan Mortgage Corp., 5.000%, 5/1/42	102,216	115
Federal Home Loan Mortgage Corp., 5.000%, 9/1/43	486,541	549
Federal Home Loan Mortgage Corp., 5.000%, 10/1/43	615,525	690
Federal Home Loan Mortgage Corp., 5.000%, 7/1/44	2,866,069	3,226
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.000%, 4/15/32	747,571	852

Structured Products (49.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp. TBA, 3.500%, 4/1/41	7,100,000	7,432
Federal Home Loan Mortgage Corp. TBA, 3.500%, 5/1/41	11,900,000	12,434
Federal Home Loan Mortgage Corp. TBA, 3.500%, 6/1/42	5,700,000	5,944
Federal National Mortgage Association, 2.727%, 1/1/45	160,114	166
Federal National Mortgage Association, 2.738%, 2/1/45	3,251,967	3,369
Federal National Mortgage Association, 2.742%, 1/1/45	4,429,195	4,589
Federal National Mortgage Association, 2.791%, 11/1/42	4,768,785	4,930
Federal National Mortgage Association, 2.822%, 5/1/43	1,224,293	1,266
Federal National Mortgage Association, Series 2012-112, Class DA, 3.000%, 10/25/42	1,022,393	1,054
Federal National Mortgage Association, 3.000%, 11/1/42	746,432	770
Federal National Mortgage Association, 3.000%, 12/1/42	2,020,512	2,081
Federal National Mortgage Association, Series 2012-134, Class LC, 3.000%, 12/25/42	276,653	287
Federal National Mortgage Association, 3.000%, 1/1/43	3,487,132	3,590
Federal National Mortgage Association, 3.000%, 2/1/43	2,751,663	2,832
Federal National Mortgage Association, 3.000%, 3/1/43	2,442,519	2,515
Federal National Mortgage Association, 3.000%, 4/1/43	1,067,474	1,099
Federal National Mortgage Association, 3.000%, 5/1/43	2,533,981	2,617
Federal National Mortgage Association, 3.000%, 6/1/43	16,260,460	16,735
Federal National Mortgage Association, 3.000%, 7/1/43	241,322	248
Federal National Mortgage Association, 3.000%, 8/1/43	1,388,892	1,430
Federal National Mortgage Association, 3.186%, 10/1/43	2,476,649	2,587
Federal National Mortgage Association, 3.500%, 12/1/29	2,808,654	2,993

Structured Products (49.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 3.500%, 2/1/30	3,841,871	4,095
Federal National Mortgage Association, 3.500%, 7/1/30	2,741,798	2,930
Federal National Mortgage Association, 3.500%, 8/1/30	1,921,845	2,054
Federal National Mortgage Association, 3.500%, 1/1/31	3,705,373	3,935
Federal National Mortgage Association, 3.500%, 2/1/31	3,366,882	3,577
Federal National Mortgage Association, 3.500%, 9/1/32	3,650,216	3,890
Federal National Mortgage Association, 3.500%, 6/1/33	2,989,366	3,185
Federal National Mortgage Association, 3.500%, 6/1/35	5,498,127	5,858
Federal National Mortgage Association, 3.500%, 10/1/35	317,466	338
Federal National Mortgage Association, 3.500%, 11/1/35	10,074,232	10,707
Federal National Mortgage Association, 3.500%, 3/1/36	794,240	846
Federal National Mortgage Association, 3.500%, 10/1/41	1,104,639	1,170
Federal National Mortgage Association, 3.500%, 12/1/42	2,878,824	3,025
Federal National Mortgage Association, 3.500%, 2/1/43	1,665,878	1,769
Federal National Mortgage Association, 3.500%, 3/1/43	6,961,222	7,402
Federal National Mortgage Association, 3.500%, 6/1/43	990,880	1,045
Federal National Mortgage Association, 3.500%, 11/1/42	868,310	922
Federal National Mortgage Association, 3.500%, 6/1/45	14,966,314	15,777
Federal National Mortgage Association, 3.500%, 8/1/45	13,393,193	14,119
Federal National Mortgage Association, 3.500%, 10/1/45	1,638,973	1,728
Federal National Mortgage Association, 3.500%, 11/1/45	15,599,166	16,444
Federal National Mortgage Association, 3.500%, 1/1/46	4,563,662	4,810
Federal National Mortgage Association, 3.500%, 2/1/46	12,416,718	13,090

Select Bond Portfolio

Structured Products (49.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 3.500%, 3/1/46	11,509,555	12,159
Federal National Mortgage Association, 4.000%, 3/1/29	7,992,272	8,511
Federal National Mortgage Association, 4.000%, 11/1/29	11,700,445	12,540
Federal National Mortgage Association, 4.000%, 11/1/35	705,218	765
Federal National Mortgage Association, 4.000%, 11/1/40	1,477,460	1,596
Federal National Mortgage Association, 4.000%, 12/1/40	3,956,425	4,275
Federal National Mortgage Association, 4.000%, 9/1/41	164,682	178
Federal National Mortgage Association, 4.000%, 10/1/41	1,572,494	1,700
Federal National Mortgage Association, 4.000%, 11/1/41	286,535	310
Federal National Mortgage Association, 4.000%, 12/1/41	355,648	385
Federal National Mortgage Association, 4.000%, 1/1/42	4,056,745	4,380
Federal National Mortgage Association, 4.000%, 8/1/42	3,089,205	3,324
Federal National Mortgage Association, 4.000%, 9/1/42	8,074,144	8,687
Federal National Mortgage Association, 4.000%, 10/1/42	3,726,062	4,010
Federal National Mortgage Association, 4.000%, 11/1/42	5,313,094	5,717
Federal National Mortgage Association, 4.000%, 8/1/43	2,811,960	3,038
Federal National Mortgage Association, 4.000%, 10/1/43	4,804,499	5,190
Federal National Mortgage Association, 4.000%, 12/1/44	11,662,758	12,670
Federal National Mortgage Association, 4.000%, 7/1/45	396,567	429
Federal National Mortgage Association, 4.000%, 8/1/45	1,569,629	1,705
Federal National Mortgage Association, 4.000%, 9/1/45	3,668,518	3,972
Federal National Mortgage Association, 4.000%, 10/1/45	9,414,740	10,167
Federal National Mortgage Association, 4.000%, 11/1/45	7,014,811	7,603

Structured Products (49.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 4.000%, 12/1/45	9,142,147	9,922
Federal National Mortgage Association, 4.000%, 1/1/46	5,743,527	6,221
Federal National Mortgage Association, 4.000%, 2/1/46	1,262,807	1,370
Federal National Mortgage Association, 4.000%, 3/1/46	3,468,000	3,739
Federal National Mortgage Association, 4.373%, 4/1/40	1,907,271	2,032
Federal National Mortgage Association, 4.500%, 1/1/20	4,124,073	4,284
Federal National Mortgage Association, 4.500%, 2/1/44	18,958,219	20,864
Federal National Mortgage Association, 4.500%, 3/1/44	2,242,441	2,478
Federal National Mortgage Association, 4.500%, 4/1/44	7,866,619	8,659
Federal National Mortgage Association, 4.500%, 6/1/44	3,667,679	4,030
Federal National Mortgage Association, 4.500%, 3/1/45	1,915,351	2,113
Federal National Mortgage Association, 4.500%, 12/1/45	420,922	468
Federal National Mortgage Association, 4.500%, 2/1/46	156,624	173
Federal National Mortgage Association, 5.000%, 9/1/43	49,653	55
Federal National Mortgage Association, 5.000%, 10/1/43	171,291	193
Federal National Mortgage Association, 5.000%, 12/1/43	43,311	49
Federal National Mortgage Association, 5.000%, 1/1/44	21,189	24
Federal National Mortgage Association, 5.000%, 7/1/44	1,074,562	1,214
Federal National Mortgage Association, 6.750%, 4/25/18	15,940	16
Federal National Mortgage Association, Series 2007-108, Class AN, 8.170%, 11/25/37	784,624	960
Federal National Mortgage Association Strip, Series 411, Class A3, 3.000%, 8/25/42	23,990,498	24,555
Federal National Mortgage Association TBA, 3.500%, 4/1/42	16,700,000	17,510

Structured Products (49.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Ford Credit Auto Owner Trust, Series 2013-B, Class A3, 0.570%, 10/15/17	417,245	417
Ford Credit Auto Owner Trust, Series 2014-C, Class A3, 1.060%, 5/15/19	3,566,000	3,565
Ford Credit Auto Owner Trust, Series 2016-A, Class A2A, 1.120%, 12/15/18	4,403,000	4,407
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 2.260%, 11/15/25 144A	6,558,000	6,644
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.310%, 8/15/27 144A	11,607,000	11,613
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.440%, 1/15/27 144A	6,245,000	6,308
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A2, 1.006%, 1/15/22	5,941,000	5,867
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1, 1.200%, 2/15/19	1,643,000	1,641
Ford Credit Floorplan Master Owner Trust, Series 2016-1, Class A2, 1.336%, 2/15/21	4,236,000	4,240
Ford Credit Floorplan Master Owner Trust, Series 2012-2, Class A, 1.920%, 1/15/19	2,734,000	2,746
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class CSA, 5.286%, 12/17/39 144A	934,691	936
Government National Mortgage Association, 2.500%, 5/20/45	11,194,366	11,440
Government National Mortgage Association, 2.500%, 8/20/45	2,001,593	2,048
Government National Mortgage Association, 2.500%, 10/20/45	4,805,193	4,913
Government National Mortgage Association, 3.000%, 4/1/45	10,100,000	10,462
Government National Mortgage Association, 3.000%, 5/1/45	61,200,000	63,247
Government National Mortgage Association, 3.500%, 5/1/45	49,600,000	52,313

Select Bond Portfolio

Structured Products (49.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Government National Mortgage Association, 4.000%, 10/15/41	511,641	556
Government National Mortgage Association, 4.000%, 2/15/42	788,356	856
Government National Mortgage Association, 4.000%, 2/20/43	1,183,300	1,291
Government National Mortgage Association, 4.000%, 3/20/43	1,020,075	1,113
Government National Mortgage Association, 4.000%, 10/15/43	525,226	571
Government National Mortgage Association, 4.000%, 3/15/45	1,539,369	1,673
Government National Mortgage Association, 4.000%, 5/15/45	366,885	399
Government National Mortgage Association, 4.000%, 8/15/45	1,245,453	1,354
Government National Mortgage Association, 4.000%, 9/15/45	440,069	479
Government National Mortgage Association, 4.000%, 9/20/45	2,868,777	3,089
Government National Mortgage Association, 4.000%, 10/15/45	768,003	835
Government National Mortgage Association, 4.000%, 10/20/45	1,672,885	1,808
Government National Mortgage Association, 4.000%, 11/15/45	1,203,000	1,309
Government National Mortgage Association, 4.000%, 11/20/45	1,482,435	1,612
Government National Mortgage Association, 4.000%, 2/20/46	24,139,975	25,862
Government National Mortgage Association, 4.000%, 2/20/46	4,135,300	4,452
Government National Mortgage Association, 4.000%, 3/20/46	4,070,000	4,364
Government National Mortgage Association, 4.500%, 4/15/45	133,195	148
Government National Mortgage Association, 4.500%, 5/20/45	1,033,178	1,127
Government National Mortgage Association, 4.500%, 6/20/45	2,264,009	2,487
Government National Mortgage Association, 4.500%, 7/20/45	1,798,014	1,956
Government National Mortgage Association, 4.500%, 8/20/45	1,051,678	1,150
Government National Mortgage Association, 4.500%, 9/15/45	2,169,245	2,365

Structured Products (49.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Government National Mortgage Association, 4.500%, 9/20/45	339,321	375
Government National Mortgage Association, 4.500%, 10/20/45	145,463	159
Government National Mortgage Association, 4.500%, 1/15/46	282,148	312
Government National Mortgage Association, 4.500%, 1/20/46	270,156	296
Government National Mortgage Association, 4.500%, 2/20/46	295,522	323
Government National Mortgage Association, 5.000%, 11/20/45	549,404	607
GS Mortgage Securites Trust, Series 2011-GC5, Class A2, 2.999%, 8/10/44	6,686,810	6,697
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A1, 1.144%, 5/10/45	169,003	169
GS Mortgage Securities Trust, Series 2013-GC16, Class A1, 1.264%, 11/10/46	513,931	514
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A2, 2.318%, 5/10/45	3,626,000	3,649
GS Mortgage Securities Trust, Series 2012-GCJ7, Class AAB, 2.935%, 5/10/45	423,000	437
GS Mortgage Securities Trust, Series 2015-GC34, Class AAB, 3.278%, 10/10/48	2,808,000	2,931
GS Mortgage Securities Trust, Series 2014-GC26, Class AAB, 3.365%, 11/10/47	2,187,000	2,298
GS Mortgage Securities Trust, Series 2014-GC18, Class AAB, 3.648%, 1/10/47	65,000	69
GS Mortgage Securities Trust, Series 2015-GS1, Class A3, 3.734%, 11/10/48	437,000	468
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 2.730%, 3/25/21 144A	1,743,000	1,745
Hyundai Auto Receivables Trust, Series 2013-A, Class A4, 0.750%, 9/17/18	1,232,007	1,231
Hyundai Auto Receivables Trust, Series 2014-B, Class A3, 0.900%, 12/17/18	2,751,497	2,748

Structured Products (49.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Hyundai Auto Receivables Trust, Series 2013-C, Class A3, 1.010%, 2/15/18	1,000,992	1,001
Hyundai Auto Receivables Trust, Series 2013-B, Class A4, 1.010%, 2/15/19	1,208,000	1,208
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010-1, Class A1, 5.314%, 1/25/51 144A	5,875,008	6,833
JP Morgan Chase Commercial Mortgage Securities, Series 2015-JP1, Class ASB, 3.733%, 1/15/49	666,000	715
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A2, 1.677%, 12/15/47	1,178,215	1,179
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-CNTR, Class A2, 4.311%, 8/5/32 144A	2,012,000	2,163
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3, 4.070%, 11/15/43 144A	2,135,000	2,287
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class A3, 4.106%, 7/15/46 144A	5,081,000	5,305
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/47	1,761,269	1,792
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class ASB, 5.857%, 2/15/51	1,141,444	1,159
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3, 2.912%, 10/15/48	1,868,000	1,879
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class ASB, 3.316%, 3/15/49	2,385,000	2,495
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class ASB, 3.407%, 11/15/47	12,477,000	13,168

Select Bond Portfolio

Structured Products (49.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class ASB, 3.540%, 8/15/48	916,000	973
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class AS, 4.226%, 7/15/48	2,606,000	2,800
MASTR Asset Securitization Trust, Series 2004-9, Class 6A1, 5.000%, 9/25/19	61,383	62
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.250%, 11/25/23	206,224	206
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.250%, 12/25/24	289,976	300
Mid-State Trust, Series 6, Class A3, 7.540%, 7/1/35	156,384	165
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753%, 12/15/47	547,000	585
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2, 1.970%, 5/15/46	1,178,201	1,191
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28, Class ASB, 3.288%, 1/15/49	2,393,000	2,497
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class ASB, 3.383%, 10/15/48	2,207,000	2,320
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.451%, 7/15/50	708,000	744
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A1, 1.711%, 3/15/49	1,791,000	1,793
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2, 3.224%, 7/15/49	1,963,733	1,969
Morgan Stanley Capital I Trust, Series 2011-C2, Class A2, 3.476%, 6/15/44	776,776	777
Navient Private Education Loan Trust, Series 2014-AA, Class A2B, 1.686%, 2/15/29	1,207,000	1,176

Structured Products (49.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Navient Private Education Loan Trust, Series 2015-CA, Class A, 1.936%, 1/16/35 144A	3,723,305	3,723
Navient Private Education Loan Trust, Series 2015-CA, Class B, 3.250%, 5/15/40 144A	2,181,000	2,174
Navient Student Loan Trust, Series 2014-8, Class A2, 0.873%, 4/25/23	1,966,000	1,943
Navient Student Loan Trust, Series 2015-AA, Class A2B, 1.636%, 12/15/28 144A	1,156,000	1,125
Navient Student Loan Trust, Series 2016-AA, Class A1, 1.656%, 12/15/25 144A	3,355,000	3,350
Navient Student Loan Trust, Series 2014-8, Class B, 1.933%, 7/26/49	2,092,000	1,853
Navient Student Loan Trust, Series 2015-AA, Class A2A, 2.650%, 12/15/28 144A	10,107,000	9,984
Navient Student Loan Trust, Series 2016-AA, Class A2B, 2.706%, 12/15/45 144A	1,623,000	1,581
Navient Student Loan Trust, Series 2016-AA, Class A2A, 3.910%, 12/15/45 144A	4,394,000	4,446
Nelnet Student Loan Trust, Series 2005-2, Class A5, 0.724%, 3/23/37	3,987,000	3,729
Nelnet Student Loan Trust, Series 2005-1, Class A5, 0.729%, 10/25/33	1,819,000	1,696
Nelnet Student Loan Trust, Series 2005-3, Class A5, 0.744%, 12/24/35	4,320,000	4,048
Nelnet Student Loan Trust, Series 2004-4, Class A5, 0.779%, 1/25/37	4,099,177	3,902
Nelnet Student Loan Trust, Series 2004-3, Class A5, 0.799%, 10/27/36	397,106	379
Nelnet Student Loan Trust, Series 2005-4, Class A4, 0.804%, 3/22/32	1,616,000	1,413

Structured Products (49.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Oncor Electric Delivery Transition Bond Co., Series 2004-1, Class A3, 5.290%, 5/15/18	851,696	856
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.500%, 10/25/18	54,434	55
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.000%, 5/25/43 144A	3,212,756	3,221
SLM Private Education Loan Trust, Series 2014-A, Class A1, 1.027%, 7/15/22 144A	3,639,803	3,619
SLM Private Education Loan Trust, Series 2013-B, Class A1, 1.086%, 7/15/22 144A	1,365,886	1,359
SLM Private Education Loan Trust, Series 2012-C, Class A1, 1.536%, 8/15/23 144A	1,126,479	1,126
SLM Private Education Loan Trust, Series 2013-B, Class A2A, 1.850%, 6/17/30 144A	4,040,000	3,959
SLM Private Education Loan Trust, Series 2012-E, Class A2B, 2.186%, 6/15/45 144A	1,782,000	1,784
SLM Private Education Loan Trust, Series 2014-A, Class A2A, 2.590%, 1/15/26 144A	1,388,000	1,394
SLM Private Education Loan Trust, Series 2012-D, Class A2, 2.950%, 2/15/46 144A	4,168,000	4,200
SLM Private Education Loan Trust, Series 2011-B, Class A2, 3.740%, 2/15/29 144A	3,590,000	3,657
SLM Private Education Loan Trust, Series 2012-A, Class A2, 3.830%, 1/17/45 144A	1,945,000	1,995
SLM Private Education Loan Trust, Series 2011-A, Class A2, 4.370%, 4/17/28 144A	1,400,000	1,451
SLM Student Loan Trust, Series 2007-3, Class A3, 0.659%, 4/25/19	7,945,876	7,838
SLM Student Loan Trust, Series 2007-2, Class A4, 0.679%, 7/25/22	6,060,000	5,558
SLM Student Loan Trust, Series 2006-9, Class A4, 0.689%, 10/25/22	1,027,310	1,025
SLM Student Loan Trust, Series 2007-5, Class A5, 0.699%, 1/25/24	2,039,000	2,014

Select Bond Portfolio

Structured Products (49.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
SLM Student Loan Trust, Series 2005-5, Class A3, 0.719%, 4/25/25	1,119,836	1,110
SLM Student Loan Trust, Series 2005-5, Class A4, 0.759%, 10/25/28	6,078,000	5,717
SLM Student Loan Trust, Series 2005-6, Class A6, 0.759%, 10/27/31	4,437,000	4,168
SLM Student Loan Trust, Series 2014-2, Class A2, 0.783%, 10/25/21	5,367,000	5,320
SLM Student Loan Trust, Series 2007-2, Class B, 0.789%, 7/25/25	1,426,000	1,120
SLM Student Loan Trust, Series 2004-3, Class A5, 0.789%, 7/25/23	4,829,034	4,684
SLM Student Loan Trust, Series 2014-2, Class A3, 1.023%, 3/26/29	1,847,000	1,753
SLM Student Loan Trust, Series 2004-10, Class A6A, 1.169%, 4/27/26 144A	6,682,000	6,558
SLM Student Loan Trust, Series 2012-6, Class A3, 1.183%, 5/26/26	3,807,000	3,650
SLM Student Loan Trust, Series 2012-6, Class B, 1.433%, 4/27/43	3,000,000	2,656
SLM Student Loan Trust, Series 2013-A, Class A2B, 1.486%, 5/17/27 144A	2,834,000	2,811
SLM Student Loan Trust, Series 2013-A, Class A2A, 1.770%, 5/17/27 144A	1,313,000	1,296
SLM Student Loan Trust, Series 2012-7, Class B, 2.233%, 9/25/43	4,250,000	3,722
SMB Private Education Loan Trust, Series 2015-A, Class A1, 1.036%, 7/17/23 144A	963,241	959
SMB Private Education Loan Trust, Series 2015-C, Class A1, 1.336%, 7/15/22 144A	3,906,264	3,905
SMB Private Education Loan Trust, Series 2015-A, Class A2B, 1.436%, 6/15/27 144A	3,752,000	3,596
SMB Private Education Loan Trust, Series 2015-B, Class A2B, 1.636%, 7/15/27 144A	4,050,000	3,938

Structured Products (49.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
SMB Private Education Loan Trust, Series 2015-C, Class A2B, 1.836%, 7/15/27 144A	2,048,000	2,004
SMB Private Education Loan Trust, Series 2015-A, Class A2A, 2.490%, 6/15/27 144A	5,101,000	4,971
SMB Private Education Loan Trust, Series 2015-C, Class A2A, 2.750%, 7/15/27 144A	4,729,000	4,679
SMB Private Education Loan Trust, Series 2015-B, Class A2A, 2.980%, 7/15/27 144A	3,236,000	3,235
Trade MAPS, Ltd., Series 2013-1A, Class A, 1.142%, 12/10/18 144A	9,100,000	9,041
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A2, 2.113%, 5/10/63	2,017,000	2,031
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.185%, 3/10/46	255,000	265
World Financial Network Credit Card Master Trust, Series 2014-C, Class A, 1.540%, 8/16/21	1,219,000	1,222

Total Structured Products
(Cost: $1,421,884)		1,423,606

Total Investments (103.2%)
(Cost: $2,945,642)(a)		2,968,683

Other Assets, Less
Liabilities (-3.2%)		(93,223)

Net Assets (100.0%)		2,875,460

Select Bond Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016 the value of these securities (in thousands) was $331,202 representing 11.5% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

(a)	At March 31, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $2,945,642 and the net unrealized appreciation of investments based on that cost was $23,041 which is comprised of $34,803 aggregate gross unrealized appreciation and $11,762 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(d)	Defaulted Security

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Governments	$-	$858,849	$-
Municipal Bonds	-	34,466	-
Corporate Bonds	-	651,762	-
Structured Products	-	1,423,606	-
Total Assets:	$-	$2,968,683	$-

Long-Term U.S. Government Bond Portfolio

Schedule of Investments

March 31, 2016 (unaudited)

	Governments (102.7%)	Shares/ $ Par	Value $ (000’s)

	US Government & Agencies (102.7%)
	Federal National Mortgage Association, 5.625%, 4/17/28	100,000	131
	Federal National Mortgage Association, 6.250%, 5/15/29	2,000,000	2,852
	Federal National Mortgage Association, 7.125%, 1/15/30	700,000	1,072
	Financing Corp., 8.600%, 9/26/19	700,000	879
	Israel Government AID Bond, 0.000%, 2/15/23	100,000	86
	Israel Government AID Bond, 5.500%, 9/18/33	300,000	406
	Israel Government AID Bond, 5.500%, 9/18/23	800,000	986
	Residual Funding Corp. Stripped, 0.000%, 4/15/30	4,800,000	3,243
	Residual Funding Corp. Stripped, 0.000%, 10/15/20	2,000,000	1,863
	Resolution Funding Corp. Stripped, 0.000%, 4/15/28	400,000	290
	Tennessee Valley Authority, 4.625%, 9/15/60	200,000	227
	Tennessee Valley Authority Stripped, 0.000%, 5/1/30	500,000	319
	US Treasury, 0.750%, 2/15/45	1,106,673	1,071
	US Treasury, 1.500%, 2/28/23	500,000	499
(b)	US Treasury, 1.625%, 2/15/26	7,800,000	7,687
	US Treasury, 2.000%, 11/15/21	112,000	116
(k)	US Treasury, 2.250%, 11/15/25	100,000	104
	US Treasury, 2.500%, 2/15/45	1,300,000	1,267
(b)	US Treasury, 2.500%, 2/15/46	3,700,000	3,608
	US Treasury, 2.750%, 8/15/42	1,200,000	1,239
(b)	US Treasury, 2.750%, 11/15/42	20,200,000	20,826
(b)	US Treasury, 2.875%, 5/15/43	4,200,000	4,425
(b)	US Treasury, 3.000%, 11/15/44	2,800,000	3,021
	US Treasury, 3.125%, 2/15/42	7,100,000	7,896
(b)	US Treasury, 3.125%, 2/15/43	7,850,000	8,694

	Governments (102.7%)	Shares/ $ Par	Value $ (000’s)

	US Government & Agencies continued
(b)	US Treasury, 3.375%, 5/15/44	9,300,000	10,781
	US Treasury, 3.875%, 8/15/40	800,000	1,003
(b)	US Treasury, 4.375%, 11/15/39	19,000,000	25,568
	US Treasury, 4.375%, 5/15/40	100,000	134
	US Treasury, 5.500%, 8/15/28	1,100,000	1,530
	US Treasury Inflation Index Bond, 1.375%, 2/15/44	1,118,250	1,252
	US Treasury Inflation Index Bond, 2.000%, 1/15/26	119,360	140
	US Treasury Inflation Index Bond, 3.625%, 4/15/28	146,472	202
	US Treasury Stripped, 0.000%, 5/15/33	1,000,000	662
(b)	US Treasury Stripped, 0.000%, 5/15/40	8,900,000	4,728
	US Treasury Stripped, 0.000%, 5/15/42	800,000	398
	US Treasury Stripped, 0.000%, 8/15/42	1,400,000	687
	US Treasury Stripped, 0.000%, 11/15/42	600,000	290
	US Treasury Stripped, 0.000%, 5/15/43	200,000	96
	US Treasury Stripped, 0.000%, 11/15/43	1,700,000	817
	US Treasury Stripped, 0.000%, 2/15/45	200,000	90
	Vessel Management Services, Inc., 3.432%, 8/15/36	571,000	590

	Total Governments
	(Cost: $112,154)		121,775

	Municipal Bonds (0.1%)

	Municipal Bonds (0.1%)
	Massachusetts Educational Financing Authority, Series 2008-1, 1.569%, 4/25/38 RB	109,205	107

	Total Municipal Bonds
	(Cost: $109)		107

Structured Products (8.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products (8.1%)
Core Industrial Trust, Series 2015-West, Class C, 3.494%, 2/10/37 144A	300,000	290
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 2.373%, 7/25/33	2,239	2
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.612%, 8/25/33	2,175	2
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 0.666%, 2/15/19	5,854	6
Federal Home Loan Mortgage Corp., Series T61, Class 1A1, 1.722%, 7/25/44	17,188	18
Federal Home Loan Mortgage Corp., Series 4092, Class AY, 3.000%, 8/15/32	2,200,000	2,239
Federal Home Loan Mortgage Corp., Series 4830, Class ZG, 3.000%, 4/15/53	629,150	614
Federal Home Loan Mortgage Corp., 4.000%, 9/15/44	2,123,461	2,379
Federal Home Loan Mortgage Corp., Series 3203, Class ZW, 5.000%, 11/15/35	432,004	485
Federal Home Loan Mortgage Corp., Series 2752, Class EZ, 5.500%, 2/15/34	504,042	563
Federal National Mortgage Association, Series 2007-114, Class A6, 0.633%, 10/27/37	57,302	57
Federal National Mortgage Association, 3.765%, 12/1/25	900,000	992
Federal National Mortgage Association, Series 2007-39, Class NZ, 4.250%, 5/25/37	291,957	314
Federal National Mortgage Association, 5.000%, 6/1/35	109,227	121
Federal National Mortgage Association, 5.000%, 2/1/36	173,883	193

Long-Term U.S. Government Bond Portfolio

Structured Products (8.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
GS Mortgage Securities Trust, Series 2015-590M, 3.805%, 10/10/35 144A	300,000	303
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.447%, 8/5/34 144A	300,000	303
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 3A, 2.935%, 5/25/33	2,232	2
SLM Student Loan Trust, Series 2003-7A, Class A5A, 1.834%, 12/15/33 144A	171,595	163
SLM Student Loan Trust, Series 2008-9, Class A, 2.119%, 4/25/23	248,208	245

Structured Products (8.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 1.092%, 10/19/34	7,899	8
Sunset Mortgage Loan Co., Series 2015-NPL1, Class A, 4.459%, 9/16/45 144A	242,848	243
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A, 2.776%, 3/25/34	21,845	22

Total Structured Products
(Cost: $9,055)		9,564

Total Investments (110.9%)
(Cost: $121,318)(a)		131,446

Other Assets, Less
Liabilities (-10.9%)		(12,963)

Net Assets (100.0%)		118,483

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016 the value of these securities (in thousands) was $1,302 representing 1.1% of the net assets.

RB — Revenue Bond

(a)	At March 31, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $121,318 and the net unrealized appreciation of investments based on that cost was $10,128 which is comprised of $10,178 aggregate gross unrealized appreciation and $50 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Ten Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2016, $2,613)	20	6/16	$5

(j)	Swap agreements outstanding on March 31, 2016.

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation) (000’s)
3-Month USD-LIBOR	2.25%	6/26	6,200	USD	$(40)
3-Month USD-LIBOR	2.50%	6/46	1,700	USD	(15)

					$(55)

(k)	Cash or securities with an aggregate value of $104 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on March 31, 2016.

Long-Term U.S. Government Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices		Level 2 – Other Significant Observable Inputs		Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Governments		$-		$121,775		$-
Municipal Bonds		-		107		-
Structured Products		-		9,564		-
Other Financial Instruments^
Futures		5		-		-
Total Assets:		$5		$131,446		$-
Liabilities:
Other Financial Instruments^	$		$		$
Interest Rate Swaps		-		(55)		-
Total Liabilities:		$-		$(55)		$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Inflation Protection Portfolio

Schedule of Investments

March 31, 2016 (unaudited)

Corporate Bonds (14.6%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.2%)
L-3 Communications Corp., 5.200%, 10/15/19	50,000	53
Lockheed Martin Corp., 2.125%, 9/15/16	100,000	101
Lockheed Martin Corp., 3.550%, 1/15/26	100,000	106
Lockheed Martin Corp., 4.250%, 11/15/19	200,000	219

Total		479

Autos & Vehicle Parts (0.2%)
Daimler Finance North America LLC, 1.875%, 1/11/18, 144A	200,000	201
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	200,000	200
Ford Motor Credit Co. LLC, 5.000%, 5/15/18	100,000	106
General Motors Co., 6.600%, 4/1/36	90,000	99
General Motors Financial Co., 5.250%, 3/1/26	80,000	84

Total		690

Banking (3.7%)
American Express Co., 1.550%, 5/22/18	350,000	349
American Express Credit Corp., 1.300%, 7/29/16	70,000	70
Ameriprise Financial, Inc., 4.000%, 10/15/23	100,000	106
Bank of America Corp., 3.300%, 1/11/23	350,000	353
Bank of America Corp., 5.750%, 12/1/17	650,000	691
BB&T Corp., 2.050%, 6/19/18	100,000	101
BNP Paribas SA, 2.400%, 12/12/18	150,000	152
Branch Banking & Trust Co., 3.800%, 10/30/26	200,000	212
Capital One Bank USA NA, 2.300%, 6/5/19	250,000	249
Capital One Financial Corp., 2.450%, 4/24/19	100,000	101
Capital One Financial Corp., 4.200%, 10/29/25	150,000	152
Capital One NA, 1.650%, 2/5/18	250,000	248
Citigroup, Inc., 1.750%, 5/1/18	200,000	199
Citigroup, Inc., 4.000%, 8/5/24	250,000	252
Citigroup, Inc., 4.050%, 7/30/22	300,000	312

Corporate Bonds (14.6%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Citigroup, Inc., 4.400%, 6/10/25	150,000	153
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/8/22	200,000	213
Credit Suisse/New York NY, 3.625%, 9/9/24	250,000	254
Discover Financial Services, 3.750%, 3/4/25	200,000	195
Fifth Third Bancorp, 4.300%, 1/16/24	60,000	63
Fifth Third Bank/Cincinnati OH, 2.875%, 10/1/21	250,000	255
The Goldman Sachs Group, Inc., 2.375%, 1/22/18	200,000	203
The Goldman Sachs Group, Inc., 2.900%, 7/19/18	100,000	102
The Goldman Sachs Group, Inc., 3.625%, 1/22/23	500,000	516
The Goldman Sachs Group, Inc., 3.750%, 5/22/25	200,000	205
The Goldman Sachs Group, Inc., 3.850%, 7/8/24	150,000	155
The Goldman Sachs Group, Inc., 4.250%, 10/21/25	200,000	203
The Goldman Sachs Group, Inc., 5.750%, 1/24/22	230,000	265
HSBC Holdings PLC, 4.300%, 3/8/26	200,000	207
HSBC Holdings PLC, 5.100%, 4/5/21	200,000	220
JPMorgan Chase & Co., 3.875%, 9/10/24	250,000	256
JPMorgan Chase & Co., 4.500%, 1/24/22	500,000	552
JPMorgan Chase & Co., 4.625%, 5/10/21	250,000	277
Morgan Stanley, 3.875%, 1/27/26	400,000	417
Morgan Stanley, 5.000%, 11/24/25	670,000	725
Morgan Stanley, 5.950%, 12/28/17	200,000	214
PNC Bank NA, 6.000%, 12/7/17	200,000	212
Synchrony Financial, 2.600%, 1/15/19	100,000	100

Corporate Bonds (14.6%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Synchrony Financial, 3.000%, 8/15/19	250,000	254
U.S. Bancorp, 3.600%, 9/11/24	400,000	422
Wells Fargo & Co., 3.550%, 9/29/25	175,000	184
Wells Fargo & Co., 4.125%, 8/15/23	100,000	107
Wells Fargo & Co., 5.625%, 12/11/17	400,000	429

Total		10,905

Basic Materials (0.1%)
Georgia-Pacific LLC, 2.539%, 11/15/19, 144A	100,000	100
Georgia-Pacific LLC, 5.400%, 11/1/20, 144A	140,000	156
International Paper Co., 6.000%, 11/15/41	75,000	82

Total		338

Capital Goods (0.2%)
Caterpillar Financial Services Corp., 1.250%, 11/6/17	60,000	60
Deere & Co., 2.600%, 6/8/22	60,000	62
John Deere Capital Corp., 3.150%, 10/15/21	290,000	305

Total		427

Chemicals (0.4%)
The Dow Chemical Co., 3.500%, 10/1/24	200,000	206
E.I. du Pont de Nemours & Co., 4.150%, 2/15/43	200,000	189
Eastman Chemical Co., 3.600%, 8/15/22	140,000	146
Ecolab, Inc., 4.350%, 12/8/21	360,000	397
LYB International Finance BV, 4.875%, 3/15/44	100,000	100
LyondellBasell Industries NV, 5.000%, 4/15/19	75,000	80
The Mosaic Co., 5.625%, 11/15/43	100,000	104

Total		1,222

Conglomerate & Diversified Manufacturing (0.3%)
General Electric Capital Corp., 2.100%, 12/11/19	250,000	256

Inflation Protection Portfolio

Corporate Bonds (14.6%)	Shares/ $ Par	Value $ (000’s)

Conglomerate & Diversified Manufacturing continued
General Electric Capital Corp., 4.375%, 9/16/20	100,000	111
General Electric Capital Corp., 4.650%, 10/17/21	100,000	114
General Electric Co., 5.250%, 12/6/17	210,000	225
Ingersoll-Rand Luxembourg Finance SA, 3.550%, 11/1/24	200,000	205
United Technologies Corp., 4.500%, 6/1/42	80,000	87

Total		998

Consumer Products & Retailing (0.9%)
CVS Health Corp., 2.750%, 12/1/22	500,000	514
Dollar General Corp., 4.150%, 11/1/25	80,000	84
The Home Depot, Inc., 4.200%, 4/1/43	200,000	215
Macy’s Retail Holdings, Inc., 2.875%, 2/15/23	60,000	57
McDonald’s Corp., 3.250%, 6/10/24	150,000	155
NIKE, Inc., 2.250%, 5/1/23	250,000	256
Reynolds American, Inc., 4.450%, 6/12/25	250,000	275
Unilever Capital Corp., 2.200%, 3/6/19	200,000	206
Wal-Mart Stores, Inc., 3.250%, 10/25/20	400,000	432
Wal-Mart Stores, Inc., 5.625%, 4/15/41	300,000	388

Total		2,582

Electric Utilities (0.5%)
CMS Energy Corp., 6.250%, 2/1/20	100,000	115
Constellation Energy Group, Inc., 5.150%, 12/1/20	260,000	288
Dominion Resources, Inc./VA, 3.625%, 12/1/24	200,000	203
Dominion Resources, Inc./VA, 6.400%, 6/15/18	340,000	370
Duke Energy Corp., 3.550%, 9/15/21	150,000	157
Georgia Power Co., 4.300%, 3/15/42	100,000	102
Potomac Electric Power Co., 3.600%, 3/15/24	80,000	85
Virginia Electric and Power Co., 3.450%, 2/15/24	50,000	52

Total		1,372

Corporate Bonds (14.6%)	Shares/ $ Par	Value $ (000’s)

Energy (0.4%)
Anadarko Petroleum Corp., 5.950%, 9/15/16	100,000	102
Apache Corp., 4.750%, 4/15/43	225,000	202
ConocoPhillips Co., 2.400%, 12/15/22	280,000	265
Ensco PLC, 4.700%, 3/15/21	250,000	175
Noble Energy, Inc., 4.150%, 12/15/21	330,000	329
Sempra Energy, 6.500%, 6/1/16	50,000	50

Total		1,123

Food & Beverage (0.5%)
Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46	200,000	224
Anheuser-Busch InBev Worldwide, Inc., 7.750%, 1/15/19	120,000	140
Diageo Capital PLC, 2.625%, 4/29/23	200,000	203
General Mills, Inc., 3.150%, 12/15/21	450,000	470
Kraft Heinz Foods Co., 3.950%, 7/15/25, 144A	200,000	213
Mondelez International, Inc., 4.000%, 2/1/24	100,000	107

Total		1,357

Healthcare (0.3%)
Catholic Health Initiatives, 2.950%, 11/1/22	100,000	100
Express Scripts Holding Co., 4.500%, 2/25/26	200,000	207
Express Scripts Holding Co., 7.250%, 6/15/19	100,000	116
Medtronic, Inc., 2.500%, 3/15/20	100,000	104
Medtronic, Inc., 2.750%, 4/1/23	100,000	103
Medtronic, Inc., 3.500%, 3/15/25	80,000	85
Zimmer Biomet Holdings, Inc., 2.700%, 4/1/20	150,000	152

Total		867

Insurance (0.9%)
ACE INA Holdings, Inc., 3.150%, 3/15/25	200,000	206
Aetna, Inc., 2.750%, 11/15/22	100,000	100
American International Group, Inc., 4.125%, 2/15/24	250,000	261
American International Group, Inc., 4.500%, 7/16/44	150,000	141

Corporate Bonds (14.6%)	Shares/ $ Par	Value $ (000’s)

Insurance continued
American International Group, Inc., 5.850%, 1/16/18	100,000	107
Berkshire Hathaway, Inc., 4.500%, 2/11/43	250,000	273
The Hartford Financial Services Group, Inc., 5.125%, 4/15/22	150,000	168
Liberty Mutual Group, Inc., 4.250%, 6/15/23, 144A	100,000	103
Metropolitan Life Global Funding I, 3.000%, 1/10/23, 144A	400,000	404
Prudential Financial, Inc., 2.300%, 8/15/18	100,000	101
Prudential Financial, Inc., 5.625%, 5/12/41	150,000	166
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24, 144A	200,000	207
UnitedHealth Group, Inc., 4.250%, 3/15/43	150,000	158
Voya Financial, Inc., 2.900%, 2/15/18	200,000	203
XLIT, Ltd., 2.300%, 12/15/18	100,000	100

Total		2,698

Media (1.0%)
21st Century Fox America, Inc., 6.900%, 8/15/39	235,000	293
CBS Corp., 3.500%, 1/15/25	200,000	203
Comcast Corp., 6.500%, 11/15/35	200,000	269
NBCUniversal Media LLC, 4.375%, 4/1/21	340,000	380
NBCUniversal Media LLC, 5.150%, 4/30/20	540,000	614
Time Warner, Inc., 3.600%, 7/15/25	200,000	205
Time Warner, Inc., 4.050%, 12/15/23	150,000	162
Time Warner, Inc., 4.700%, 1/15/21	100,000	110
Viacom, Inc., 4.500%, 3/1/21	250,000	269
The Walt Disney Co., 2.350%, 12/1/22	500,000	512

Total		3,017

Metals & Mining (0.2%)
Barrick North America Finance LLC, 4.400%, 5/30/21	53,000	54
BHP Billiton Finance USA, Ltd., 3.250%, 11/21/21	330,000	339
Newmont Mining Corp., 6.250%, 10/1/39	16,000	16

Inflation Protection Portfolio

Corporate Bonds (14.6%)	Shares/ $ Par	Value $ (000’s)

Metals & Mining continued
Rio Tinto Finance USA, Ltd., 3.750%, 9/20/21	280,000	291

Total		700

Oil & Gas (0.7%)
BP Capital Markets PLC, 2.500%, 11/6/22	60,000	59
BP Capital Markets PLC, 2.750%, 5/10/23	200,000	196
Chevron Corp., 2.427%, 6/24/20	100,000	102
Exxon Mobil Corp., 3.043%, 3/1/26	200,000	205
Marathon Petroleum Corp., 3.625%, 9/15/24	250,000	228
Petroleos Mexicanos, 3.500%, 1/30/23	130,000	118
Phillips 66, 4.650%, 11/15/34	200,000	198
Shell International Finance BV, 2.375%, 8/21/22	900,000	892
Total Capital SA, 2.125%, 8/10/18	100,000	102

Total		2,100

Pharmaceuticals (1.0%)
AbbVie, Inc., 2.900%, 11/6/22	200,000	204
Actavis Funding SCS, 3.450%, 3/15/22	600,000	623
Actavis Funding SCS, 3.850%, 6/15/24	150,000	157
Amgen, Inc., 3.625%, 5/22/24	140,000	147
Amgen, Inc., 5.850%, 6/1/17	90,000	95
Celgene Corp., 3.625%, 5/15/24	50,000	52
Gilead Sciences, Inc., 4.400%, 12/1/21	260,000	290
GlaxoSmithKline Capital PLC, 2.850%, 5/8/22	200,000	209
Merck & Co., Inc., 2.400%, 9/15/22	200,000	204
Mylan, Inc., 2.550%, 3/28/19	100,000	100
Mylan, Inc., 2.600%, 6/24/18	70,000	70
Perrigo Finance PLC, 3.900%, 12/15/24	200,000	199
Roche Holdings, Inc., 3.350%, 9/30/24, 144A	400,000	425
Teva Pharmaceutical Finance IV LLC, 2.250%, 3/18/20	170,000	170

Total		2,945

Pipelines (0.7%)
Enbridge, Inc., 3.500%, 6/10/24	150,000	135
Energy Transfer Partners LP, 3.600%, 2/1/23	100,000	87

Corporate Bonds (14.6%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
Energy Transfer Partners LP, 4.050%, 3/15/25	200,000	176
Energy Transfer Partners LP, 4.150%, 10/1/20	100,000	96
Enterprise Products Operating LLC, 3.750%, 2/15/25	200,000	200
Enterprise Products Operating LLC, 4.850%, 3/15/44	100,000	94
Kinder Morgan Energy Partners LP, 5.300%, 9/15/20	270,000	281
Magellan Midstream Partners LP, 5.150%, 10/15/43	150,000	140
Plains All American Pipeline LP/PAA Finance Corp., 3.650%, 6/1/22	200,000	183
Sunoco Logistics Partners Operations LP, 3.450%, 1/15/23	200,000	178
TransCanada PipeLines, Ltd., 2.500%, 8/1/22	100,000	95
Williams Partners LP, 4.125%, 11/15/20	80,000	73
Williams Partners LP, 4.300%, 3/4/24	200,000	166

Total		1,904

Real Estate Investment Trusts (0.4%)
Boston Properties, 3.650%, 2/1/26	150,000	156
Boston Properties LP, 3.800%, 2/1/24	70,000	73
DDR Corp., 4.750%, 4/15/18	60,000	62
Essex Portfolio LP, 3.625%, 8/15/22	100,000	104
Host Hotels & Resorts LP, 3.750%, 10/15/23	100,000	98
Kilroy Realty LP, 3.800%, 1/15/23	130,000	132
Kilroy Realty LP, 4.375%, 10/1/25	40,000	42
Ventas Realty LP/Ventas Capital Corp., 3.250%, 8/15/22	250,000	250
Welltower, Inc., 3.750%, 3/15/23	300,000	300

Total		1,217

Services (0.1%)
Republic Services, Inc., 3.800%, 5/15/18	100,000	104
Waste Management, Inc., 3.125%, 3/1/25	150,000	154
Waste Management, Inc., 3.500%, 5/15/24	100,000	105

Total		363

Corporate Bonds (14.6%)	Shares/ $ Par	Value $ (000’s)

Technology (0.8%)
Apple, Inc., 1.000%, 5/3/18	100,000	100
Apple, Inc., 3.250%, 2/23/26	200,000	209
Cisco Systems, Inc., 1.600%, 2/28/19	200,000	203
Cisco Systems, Inc., 5.900%, 2/15/39	165,000	213
Fidelity National Information Services, Inc., 3.500%, 4/15/23	100,000	100
Hewlett Packard Enterprise Co., 3.600%, 10/15/20, 144A	130,000	135
Hewlett-Packard Co., 4.300%, 6/1/21	150,000	156
Intuit, Inc., 5.750%, 3/15/17	140,000	146
Microsoft Corp., 2.125%, 11/15/22	180,000	182
Oracle Corp., 2.500%, 10/15/22	300,000	305
Oracle Corp., 3.400%, 7/8/24	150,000	160
Oracle Corp., 5.750%, 4/15/18	300,000	328
Seagate HDD Cayman, 4.750%, 1/1/25	150,000	117

Total		2,354

Telecommunications (0.7%)
AT&T, Inc., 3.400%, 5/15/25	450,000	451
AT&T, Inc., 4.450%, 4/1/24	100,000	108
AT&T, Inc., 4.800%, 6/15/44	150,000	146
AT&T, Inc., 6.550%, 2/15/39	77,000	91
British Telecommunications PLC, 5.950%, 1/15/18	100,000	108
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 4/15/23	90,000	93
Crown Castle International Corp., 4.450%, 2/15/26	200,000	208
Deutsche Telekom International Finance BV, 6.750%, 8/20/18	130,000	145
Orange SA, 2.750%, 2/6/19	100,000	103
Verizon Communications, Inc., 4.400%, 11/1/34	150,000	152
Verizon Communications, Inc., 5.150%, 9/15/23	250,000	288

Total		1,893

Inflation Protection Portfolio

	Corporate Bonds (14.6%)	Shares/ $ Par	Value $ (000’s)

	Transportation (0.4%)
	Burlington Northern Santa Fe LLC, 3.000%, 4/1/25	200,000	206
	Burlington Northern Santa Fe LLC, 3.750%, 4/1/24	200,000	216
	Burlington Northern Santa Fe LLC, 4.950%, 9/15/41	100,000	111
	CSX Corp., 4.250%, 6/1/21	200,000	218
	Norfolk Southern Corp., 3.850%, 1/15/24	75,000	80
	Norfolk Southern Corp., 5.750%, 4/1/18	100,000	108
	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 7/17/18, 144A	100,000	101
	Union Pacific Corp., 2.750%, 4/15/23	100,000	101

	Total		1,141

	Total Corporate Bonds
	(Cost: $41,896)		42,692

	Governments (70.4%)	Shares/ Par

	Foreign Agencies (0.1%)
	CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	100,000	100
	Statoil ASA, 2.450%, 1/17/23	250,000	242

	Total		342

	Foreign Governments (16.7%)
(f)	Australia Government Bond, 4.000%, 8/20/20, AUD	715,000	1,043
(f)	Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.750%, 4/15/18, EUR	921,906	1,088
(f)	Canadian Government Bond, 4.250%, 12/1/21, CAD	732,509	718
(f)	Canadian Government Bond, 4.250%, 12/1/26, CAD	1,443,550	1,626
(f)	Deutsche Bundesrepublik Inflation Linked Bond, 0.100%, 4/15/23, EUR	2,153,656	2,629
(f)	Deutsche Bundesrepublik Inflation Linked Bond, 1.750%, 4/15/20, EUR	1,771,069	2,242
(f)	France Government Bond OAT, 1.100%, 7/25/22, EUR	4,624,809	5,953

	Governments (70.4%)	Shares/ Par	Value $ (000’s)

	Foreign Governments continued
(f)	France Government Bond OAT, 1.850%, 7/25/27, EUR	3,271,987	4,748
(f)	Italy Buoni Poliennali Del Tesoro, 2.350%, 9/15/24, EUR	2,904,556	3,859
(f)	Italy Buoni Poliennali Del Tesoro, 3.100%, 9/15/26, EUR	1,955,943	2,815
(f)	Japanese Government CPI Linked Bond, 0.100%, 3/10/25, JPY	398,800,000	3,732
(f)	Japanese Government CPI Linked Bond, 1.100%, 12/10/16, JPY	53,707,500	487
(f)	United Kingdom Gilt Inflation Linked, 0.250%, 3/22/52, GBP	620,414	1,346
(f)	United Kingdom Gilt Inflation Linked, 2.500%, 7/17/24, GBP	3,310,000	16,294

	Total		48,580

	US Government (53.5%)
	US Treasury Inflation Index Bond, 0.125%, 4/15/19	6,015,629	6,145
	US Treasury Inflation Index Bond, 0.125%, 1/15/22	3,035,401	3,080
(b)	US Treasury Inflation Index Bond, 0.125%, 7/15/22	9,786,710	9,957
	US Treasury Inflation Index Bond, 0.125%, 1/15/23	3,592,225	3,622
	US Treasury Inflation Index Bond, 0.125%, 7/15/24	1,746,010	1,752
	US Treasury Inflation Index Bond, 0.375%, 7/15/23	2,544,950	2,621
	US Treasury Inflation Index Bond, 0.375%, 7/15/25	6,393,536	6,533
(b)	US Treasury Inflation Index Bond, 0.625%, 7/15/21	10,206,278	10,712
(b)	US Treasury Inflation Index Bond, 0.625%, 1/15/24	12,843,672	13,373
	US Treasury Inflation Index Bond, 0.625%, 2/15/43	6,594,624	6,190
	US Treasury Inflation Index Bond, 0.750%, 2/15/42	7,679,750	7,453
	US Treasury Inflation Index Bond, 0.750%, 2/15/45	2,565,402	2,482
(k)	US Treasury Inflation Index Bond, 1.125%, 1/15/21	6,809,715	7,277

	Governments (70.4%)	Shares/ $ Par	Value $ (000’s)

	US Government continued
	US Treasury Inflation Index Bond, 1.250%, 7/15/20	6,517,740	7,006
	US Treasury Inflation Index Bond, 1.375%, 1/15/20	1,752,848	1,877
	US Treasury Inflation Index Bond, 1.375%, 2/15/44	8,772,395	9,821
	US Treasury Inflation Index Bond, 1.750%, 1/15/28	4,517,626	5,238
	US Treasury Inflation Index Bond, 1.875%, 7/15/19	2,219,040	2,412
	US Treasury Inflation Index Bond, 2.000%, 1/15/26	1,969,440	2,306
	US Treasury Inflation Index Bond, 2.125%, 1/15/19	4,275,753	4,616
	US Treasury Inflation Index Bond, 2.125%, 2/15/40	2,668,930	3,409
	US Treasury Inflation Index Bond, 2.125%, 2/15/41	2,580,093	3,321
	US Treasury Inflation Index Bond, 2.375%, 1/15/25	4,273,120	5,089
	US Treasury Inflation Index Bond, 2.375%, 1/15/27	2,613,797	3,192
	US Treasury Inflation Index Bond, 2.500%, 1/15/29	7,685,320	9,652
	US Treasury Inflation Index Bond, 3.375%, 4/15/32	4,090,764	5,921
	US Treasury Inflation Index Bond, 3.625%, 4/15/28	2,197,080	3,025
(b)	US Treasury Inflation Index Bond, 3.875%, 4/15/29	5,620,212	8,045

	Total		156,127

	Yankee Sovereign (0.1%)
	Mexico Government International Bond, 4.750%, 3/8/44	200,000	199

	Total		199

	Total Governments
	(Cost: $203,909)		205,248

	Municipal Bonds (0.4%)

	Municipal Bonds (0.4%)
	Bay Area Toll Authority, Series S-1, 6.918%, 4/1/40 RB	35,000	50

Inflation Protection Portfolio

Municipal Bonds (0.4%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
City of San Francisco CA Public Utilities Commission Water Revenue, 6.950%, 11/1/50 RB	25,000	36
City Public Service Board of San Antonio TX, 5.985%, 2/1/39 RB	50,000	66
Los Angeles Community College District/CA, Series 2010-E, 6.750%, 8/1/49 GO	50,000	75
Los Angeles Department of Water and Power, 5.716%, 7/1/39 RB	15,000	19
Metropolitan Transportation Authority, Series 2010-E, 6.814%, 11/15/40 RB	50,000	70
New Jersey Turnpike Authority, Series 2010, 7.102%, 1/1/41 RB	100,000	144
Port Authority of New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	50,000	57
Rutgers - The State University of New Jersey, 5.665%, 5/1/40 RB	55,000	67
Santa Clara Valley Transportation Authority, 5.876%, 4/1/32 RB	50,000	63
State of California, Series 2009, 7.550%, 4/1/39 GO	200,000	306
State of llinois, 5.100%, 6/1/33 GO	150,000	140
State of Texas, Series 2009A, 5.517%, 4/1/39 GO	30,000	40

Total Municipal Bonds
(Cost: $1,128)		1,133

Structured Products (12.5%)

Structured Products (12.5%)
Agate Bay Mortgage Trust, Series 2016-2, Class A3, 3.500%, 3/25/46 144A	1,000,000	1,017
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.441%, 6/17/31 144A	1,695,329	1,662

Structured Products (12.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/19 144A	750,000	749
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.630%, 12/20/21 144A	200,000	199
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 144A	750,000	770
BAMLL Commerical Mortgage Securities Trust, Series 2015-200P, Class A, 3.218%, 4/14/33 144A	825,000	851
BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/5/36 144A	800,000	816
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, 0.936%, 7/15/20 144A	725,000	725
Chesapeake Funding LLC, Series 2014-1A, Class A, 0.861%, 3/7/26 144A	531,666	530
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.000%, 9/25/37	66,503	69
Commercial Mortgage Trust Pass Through Certificates, Series 2015-CR22, Class AM, 3.603%, 3/10/48	900,000	932
Commercial Mortgage Trust Pass Through Certificates, Series 2014-UBS5, Class AM, 4.193%, 9/10/47	850,000	913
Commercial Mortgage Trust Pass Through Certificates, Series 2014-CR15, Class AM, 4.426%, 2/10/47	550,000	602
Commercial Mortgage Trust Pass-Through Certificates, Series 2015-3BP, Class A, 3.178%, 2/10/35 144A	875,000	901
Core Industrial Trust, Series 2015-WEST, Class A, 3.292%, 2/10/37 144A	950,000	977
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, 3.500%, 12/25/44 144A	300,000	309

Structured Products (12.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.000%, 5/1/42	5,383,251	5,783
Federal Home Loan Mortgage Corp., 4.500%, 4/1/41	4,307,584	4,714
GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	1,000,000	1,038
Hilton Grand Vacations Trust, Series 2014-AA, Class A, 1.770%, 11/25/26 144A	492,302	484
Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.173%, 5/15/48 144A	950,000	990
JP Morgan Mortgage Trust, Series 2014-5, Class A1, 3.000%, 10/25/29 144A	559,184	575
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, 4.341%, 8/15/47	700,000	719
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166%, 12/15/46	600,000	664
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.517%, 12/15/46	375,000	414
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, 3.446%, 7/13/29 144A	600,000	597
MVW Owner Trust, Series 2015-1A, Class A, 2.520%, 12/20/32 144A	1,003,224	1,002
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, 5.397%, 12/18/37	33,859	34
Sequoia Mortgage Trust, Series 2014-3, Class A14, 3.000%, 10/25/44 144A	531,799	538
Sequoia Mortgage Trust, Series 2014-4, Class A2, 3.500%, 11/25/44 144A	398,802	409
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.000%, 12/25/43 144A	300,785	310

Inflation Protection Portfolio

Structured Products (12.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Sierra Receivables Funding Co., Series 2016-1A, Class A, 3.080%, 3/21/33 144A	1,125,000	1,132
Sierra Timeshare 2015-1 Receivables Funding LLC, Series 2015-1A, Class A, 2.400%, 3/22/32 144A	346,064	342
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, 2.552%, 6/25/34	649,480	647
Thornburg Morgage Securities Trust, Series 2004-3, Class A, 1.176%, 9/25/44	484,525	444
Towd Point Mortgage Trust, Series 2016-1, Class A1, 3.500%, 2/25/55 144A	1,000,000	1,021
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A1, 2.743%, 8/25/35	62,295	61

Structured Products (12.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 1A1, 2.785%, 6/25/35	407,277	412
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A15, 2.794%, 6/25/35	1,232,892	1,273
Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	14,170	14
Wells Fargo Mortgage Backed Securities Trust, Series 2005-17, Class 1A1, 5.500%, 1/25/36	70,459	69
Wells Fargo Mortgage Backed Securities Trust, Series 2006-10, Class A4, 6.000%, 8/25/36	86,865	88

	Structured Products (12.5%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR10, Class 1A1, 6.284%, 1/25/38	80,682	79
	WinWater Mortgage Loan Trust, Series 2014-1, Class A4, 3.500%, 6/20/44 144A	496,176	502

	Total Structured Products
	(Cost: $35,583)		36,377

	Short-Term Investments (2.3%)

	Commercial Paper (2.3%)
(b)	Credit Agricole Cib, 0.000%, 4/1/16	6,800,000	6,800

	Total		6,800

	Total Short-Term Investments
	(Cost: $6,800)		6,800

	Total Investments (100.2%)
	(Cost: $289,316)(a)		292,250

	Other Assets, Less
	Liabilities (-0.2%)		(679)

	Net Assets (100.0%)		291,571

Inflation Protection Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016 the value of these securities (in thousands) was $19,453 representing 6.7% of the net assets.

GO — General Obligation

RB — Revenue Bond

(a)	At March 31, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $289,316 and the net unrealized appreciation of investments based on that cost was $2,934 which is comprised of $7,282 aggregate gross unrealized appreciation and $4,348 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2016, $11,778)	97	6/16	$(25)
US Long Treasury Bond Futures (Short) (Total Notional Value at March 31, 2016, $5,796)	35	6/16	40
US Ten Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2016, $3,277)	25	6/16	17
US Two Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2016, $18,156)	83	6/16	-	(m)
US Ultra Long Treasury Bond Futures (Short) (Total Notional Value at March 31, 2016, $7,382)	42	6/16	136
US Ultra Treasury Bond Futures (Short) (Total Notional Value at March 31, 2016, $1,982)	14	6/16	11

(f)	Foreign Bond — par value is foreign denominated

(h)	Forward foreign currency contracts outstanding on March 31, 2016.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA NA	AUD	1,342	1,025	6/16	$-	$(22)	$(22)
Sell	HSBC Bank USA NA	CAD	2,992	2,304	6/16	-	(45)	(45)
Sell	HSBC Bank USA NA	EUR	20,254	23,103	6/16	-	(726)	(726)
Sell	HSBC Bank USA NA	GBP	12,070	17,340	6/16	-	(158)	(158)
Sell	HSBC Bank USA NA	JPY	464,050	4,132	6/16	-	(17)	(17)

						-	$(968)	$(968)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

(j)	Swap agreements outstanding on March 31, 2016.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	1.790%	CPURNSA Index Total Return at Maturity	8/25	1,500	$(7)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	1.870%	CPURNSA Index Total Return at Maturity	9/16	6,000	(200)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.420%	CPURNSA Index Total Return at Maturity	4/18	2,000	(159)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.223%	CPURNSA Index Total Return at Maturity	5/18	2,500	(139)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.210%	CPURNSA Index Total Return at Maturity	3/19	6,500	(318)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.640%	CPURNSA Index Total Return at Maturity	3/19	4,500	(385)

Inflation Protection Portfolio

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.510%	CPURNSA Index Total Return at Maturity	3/19	2,000	$(197)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.640%	CPURNSA Index Total Return at Maturity	2/20	2,800	(350)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.670%	CPURNSA Index Total Return at Maturity	4/22	3,000	(453)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.763%	CPURNSA Index Total Return at Maturity	3/23	700	(99)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.140%	CPURNSA Index Total Return at Maturity	7/25	2,900	(110)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.528%	CPURNSA Index Total Return at Maturity	8/24	2,750	(299)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.520%	CPURNSA Index Total Return at Maturity	5/16	5,400	(341)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.720%	CPURNSA Index Total Return at Maturity	8/17	2,000	(269)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.345%	CPURNSA Index Total Return at Maturity	9/17	13,000	(723)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	1.710%	CPURNSA Index Total Return at Maturity	2/20	1,000	(16)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.526%	CPURNSA Index Total Return at Maturity	5/23	5,500	(639)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.535%	CPURNSA Index Total Return at Maturity	5/23	1,000	(117)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.589%	CPURNSA Index Total Return at Maturity	7/24	1,400	(162)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.385%	CPURNSA Index Total Return at Maturity	9/24	4,000	(367)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.363%	CPURNSA Index Total Return at Maturity	9/24	3,500	(310)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.310%	CPURNSA Index Total Return at Maturity	9/24	1,400	(116)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.895%	CPURNSA Index Total Return at Maturity	12/27	1,700	(489)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.784%	CPURNSA Index Total Return at Maturity	7/44	1,400	(431)

						$(6,696)

(k)	Cash or securities with an aggregate value of $7,277 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on March 31, 2016.

(m)	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2016.

Inflation Protection Portfolio

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Governments	$-	$205,248	$-
Municipal Bonds	-	1,133	-
Corporate Bonds	-	42,692	-
Structured Products	-	36,377	-
Short-Term Investments	-	6,800	-
Other Financial Instruments^
Futures	204	-	-
Total Assets:	$204	$292,250	$-
Liabilities:
Other Financial Instruments^
Futures	(25)	-	-
Forward Currency Contracts	-	(968)	-
Total Return Swaps	-	(6,696)	-
Total Liabilities:	$(25)	$(7,664)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

High Yield Bond Portfolio

Schedule of Investments

March 31, 2016 (unaudited)

	Bonds (95.3%)	$ Par	Value $ (000’s)

	Aerospace & Defense (0.8%)
	TransDigm, Inc., 6.000%, 7/15/22	520,000	518
	TransDigm, Inc., 6.500%, 7/15/24	4,725,000	4,688
	TransDigm, Inc., 6.500%, 5/15/25	300,000	293

	Total		5,499

	Autos & Vehicle Parts (4.0%)
	Affinia Group, Inc., 7.750%, 5/1/21	2,350,000	2,420
	American Axle & Manufacturing, Inc., 6.250%, 3/15/21	2,335,000	2,411
	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	950,000	986
	Gates Global LLC / Gates Global Co., 6.000%, 7/15/22, 144A	3,280,000	2,804
	General Motors Co., 4.000%, 4/1/25	1,075,000	1,048
	The Goodyear Tire & Rubber Co., 5.125%, 11/15/23	1,025,000	1,048
	International Automotive Components Group SA, 9.125%, 6/1/18, 144A	1,975,000	1,777
	JB Poindexter & Co., Inc., 9.000%, 4/1/22, 144A	1,425,000	1,493
	Lear Corp., 5.250%, 1/15/25	2,950,000	3,057
	Lear Corp., 5.375%, 3/15/24	655,000	681
	MPG Holdco I, Inc., 7.375%, 10/15/22	2,025,000	2,005
	Omega US Sub LLC, 8.750%, 7/15/23, 144A	1,125,000	1,080
	Schaeffler Finance BV, 4.250%, 5/15/21, 144A	425,000	432
	Schaeffler Finance BV, 4.750%, 5/15/21, 144A	1,070,000	1,097
	Schaeffler Finance BV, 4.750%, 5/15/23, 144A	375,000	377
(c)	Schaeffler Holding Finance BV, 6.250%, 11/15/19, 144A	440,000	460
(c)	Schaeffler Holding Finance BV, 6.750%, 11/15/22, 144A	2,700,000	2,936
(c)	Schaeffler Holding Finance BV, 6.875%, 8/15/18, 144A	785,000	809
	Tenneco, Inc., 5.375%, 12/15/24	750,000	771
	ZF North America Capital, Inc., 4.500%, 4/29/22, 144A	175,000	179

Bonds (95.3%)	$ Par	Value $ (000’s)

Autos & Vehicle Parts continued
ZF North America Capital, Inc., 4.750%, 4/29/25, 144A	900,000	896

Total		28,767

Banking (1.2%)
Ally Financial, Inc., 2.750%, 1/30/17	475,000	473
Ally Financial, Inc., 3.500%, 1/27/19	895,000	882
Ally Financial, Inc., 3.750%, 11/18/19	4,950,000	4,900
Ally Financial, Inc., 4.125%, 2/13/22	800,000	786
Ally Financial, Inc., 4.625%, 5/19/22	450,000	452
Ally Financial, Inc., 5.750%, 11/20/25	1,500,000	1,466

Total		8,959

Basic Materials (9.0%)
Anixter, Inc., 5.125%, 10/1/21	3,125,000	3,141
Anixter, Inc., 5.500%, 3/1/23, 144A	275,000	278
Ardagh Packaging Finance PLC, 9.125%, 10/15/20, 144A	665,000	688
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 6/30/21, 144A	2,425,000	2,304
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.250%, 1/31/19, 144A	1,640,000	1,623
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.000%, 11/15/20, 144A	302,647	288
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 9.125%, 10/15/20, 144A	590,000	608
Ball Corp., 4.000%, 11/15/23	2,625,000	2,586
Ball Corp., 5.250%, 7/1/25	1,675,000	1,759
Belden, Inc., 5.250%, 7/15/24, 144A	325,000	310
Belden, Inc., 5.500%, 9/1/22, 144A	3,450,000	3,467
Berry Plastics Corp., 5.125%, 7/15/23	1,150,000	1,159
Berry Plastics Corp., 5.500%, 5/15/22	4,205,000	4,331
Berry Plastics Corp., 6.000%, 10/15/22, 144A	475,000	498
BWAY Holding Co., 9.125%, 8/15/21, 144A	3,140,000	2,802

Bonds (95.3%)	$ Par	Value $ (000’s)

Basic Materials continued
Clearwater Paper Corp., 5.375%, 2/1/25, 144A	2,675,000	2,611
Cleaver-Brooks, Inc., 8.750%, 12/15/19, 144A	1,775,000	1,677
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.500%, 1/15/23	2,450,000	2,499
DH Services Luxembourg Sarl, 7.750%, 12/15/20, 144A	2,425,000	2,395
Garda World Security Corp., 7.250%, 11/15/21, 144A	520,000	400
Graphic Packaging International, Inc., 4.750%, 4/15/21	820,000	851
Graphic Packaging International, Inc., 4.875%, 11/15/22	1,775,000	1,802
The Hillman Group, Inc., 6.375%, 7/15/22, 144A	2,425,000	2,025
Multi-Color Corp., 6.125%, 12/1/22, 144A	3,125,000	3,172
Mustang Merger Corp., 8.500%, 8/15/21, 144A	1,750,000	1,807
Owens-Brockway Glass Container, Inc., 5.000%, 1/15/22, 144A	325,000	332
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25, 144A	2,350,000	2,332
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23, 144A	500,000	521
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25, 144A	600,000	631
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU, 5.750%, 10/15/20	2,405,000	2,468
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU, 6.875%, 2/15/21	775,000	802
Reynolds Group Issuer, Inc . / Reynolds Group Issuer LLC / Reynolds Group Issuer LU, 8.250%, 2/15/21	3,260,000	3,341
Sealed Air Corp., 4.875%, 12/1/22, 144A	1,675,000	1,742
Sealed Air Corp., 5.125%, 12/1/24, 144A	1,950,000	2,023
Sealed Air Corp., 5.250%, 4/1/23, 144A	125,000	132

High Yield Bond Portfolio

Bonds (95.3%)	$ Par	Value $ (000’s)

Basic Materials continued
Sealed Air Corp., 5.500%, 9/15/25, 144A	325,000	341
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22, 144A	3,575,000	3,249
Unifrax I LLC / Unifrax Holding Co., 7.500%, 2/15/19, 144A	1,800,000	1,112

Total		64,107

Builders & Building Materials (2.6%)
Allegion PLC, 5.875%, 9/15/23	625,000	658
American Builders & Contractors Supply Co., Inc., 5.625%, 4/15/21, 144A	2,800,000	2,884
American Builders & Contractors Supply Co., Inc., 5.750%, 12/15/23, 144A	125,000	130
Beacon Roofing Supply, Inc., 6.375%, 10/1/23, 144A	625,000	663
Building Materials Corp. of America, 6.000%, 10/15/25, 144A	825,000	872
HD Supply, Inc., 5.250%, 12/15/21, 144A	1,700,000	1,785
HD Supply, Inc., 5.750%, 4/15/24, 144A	375,000	385
HD Supply, Inc., 7.500%, 7/15/20	300,000	318
Masonite International Corp., 5.625%, 3/15/23, 144A	450,000	470
NCI Building Systems, Inc., 8.250%, 1/15/23, 144A	1,675,000	1,763
Nortek, Inc., 8.500%, 4/15/21	2,550,000	2,646
RSI Home Products, Inc., 6.500%, 3/15/23, 144A	2,800,000	2,919
USG Corp., 5.500%, 3/1/25, 144A	50,000	52
USG Corp., 5.875%, 11/1/21, 144A	1,875,000	1,959
USG Corp., 7.875%, 3/30/20, 144A	835,000	870

Total		18,374

Capital Goods (0.6%)
United Rentals North America, Inc., 4.625%, 7/15/23	500,000	497
United Rentals North America, Inc., 5.500%, 7/15/25	1,650,000	1,641
United Rentals North America, Inc., 5.750%, 11/15/24	1,300,000	1,300

Bonds (95.3%)	$ Par	Value $ (000’s)

Capital Goods continued
United Rentals North America, Inc., 7.375%, 5/15/20	585,000	612

Total		4,050

Chemicals (2.8%)
Ashland, Inc., 4.750%, 8/15/22	1,500,000	1,522
Axalta Coating Systems US Holdings, Inc. / Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/1/21, 144A	2,775,000	2,941
Celanese US Holdings LLC, 4.625%, 11/15/22	1,425,000	1,434
Eco Services Operations LLC / Eco Finance Corp., 8.500%, 11/1/22, 144A	1,225,000	1,127
Hexion, Inc., 6.625%, 4/15/20	2,650,000	2,199
Hexion, Inc., 8.875%, 2/1/18	2,290,000	1,569
Huntsman International LLC, 4.875%, 11/15/20	2,905,000	2,876
Huntsman International LLC, 5.125%, 11/15/22, 144A	375,000	364
Platform Specialty Products Corp., 6.500%, 2/1/22, 144A	4,600,000	3,873
W.R. Grace & Co., 5.125%, 10/1/21, 144A	775,000	806
W.R. Grace & Co., 5.625%, 10/1/24, 144A	955,000	996

Total		19,707

Conglomerate & Diversified Manufacturing (1.6%)
EnerSys, 5.000%, 4/30/23, 144A	750,000	724
Entegris, Inc., 6.000%, 4/1/22, 144A	2,950,000	2,994
Gardner Denver, Inc., 6.875%, 8/15/21, 144A	2,320,000	1,896
Manitowoc Foodservice, Inc., 9.500%, 2/15/24, 144A	775,000	845
Milacron LLC / Mcron Finance Corp., 7.750%, 2/15/21, 144A	1,375,000	1,265
WESCO Distribution, Inc., 5.375%, 12/15/21	3,505,000	3,540

Total		11,264

Consumer Products & Retailing (6.4%)
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22, 144A	1,125,000	1,145
1011778 BC ULC / New Red Finance, Inc., 6.000%, 4/1/22, 144A	4,275,000	4,446
Aramark Services, Inc., 5.125%, 1/15/24	100,000	105
Argos Merger Sub, Inc., 7.125%, 3/15/23, 144A	3,900,000	4,146

	Bonds (95.3%)	$ Par	Value $ (000’s)

	Consumer Products & Retailing continued
	Family Tree Escrow LLC, 5.750%, 3/1/23, 144A	975,000	1,033
	FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 5/1/20	1,950,000	1,170
	First Quality Finance Co., Inc., 4.625%, 5/15/21, 144A	2,835,000	2,736
	Jo-Ann Stores LLC, 8.125%, 3/15/19, 144A	275,000	253
	L Brands, Inc., 5.625%, 2/15/22	620,000	675
	L Brands, Inc., 5.625%, 10/15/23	1,250,000	1,372
	Michaels Stores, Inc., 5.875%, 12/15/20, 144A	2,775,000	2,907
(c)	Neiman Marcus Group, Ltd. LLC, 8.750%, 10/15/21, 144A	1,775,000	1,368
	NPC International, Inc. / NPC Operating Co. A, Inc. / NPC Operating Co. B, Inc., 10.500%, 1/15/20	1,575,000	1,626
	Party City Holdings, Inc., 6.125%, 8/15/23, 144A	2,475,000	2,531
	Prestige Brands, Inc., 5.375%, 12/15/21, 144A	3,475,000	3,518
	Prestige Brands, Inc., 6.375%, 3/1/24, 144A	325,000	339
	Rite Aid Corp., 6.125%, 4/1/23, 144A	2,600,000	2,756
	Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	375,000	399
	Serta Simmons Holdings LLC, 8.125%, 10/1/20, 144A	3,975,000	4,124
	Spectrum Brands, Inc., 5.750%, 7/15/25	725,000	770
	Spectrum Brands, Inc., 6.125%, 12/15/24	3,450,000	3,683
	Springs Industries, Inc., 6.250%, 6/1/21	1,700,000	1,709
	Tempur Sealy International, Inc., 5.625%, 10/15/23, 144A	950,000	977
	Vista Outdoor, Inc., 5.875%, 10/1/23, 144A	1,000,000	1,048
	Yum! Brands, Inc., 3.875%, 11/1/23	775,000	717

	Total		45,553

	Electric Utilities (1.2%)
	Calpine Corp., 5.375%, 1/15/23	2,800,000	2,714
	Calpine Corp., 6.000%, 1/15/22, 144A	455,000	477
	NRG Energy, Inc., 6.250%, 7/15/22	1,450,000	1,348
	NRG Energy, Inc., 6.250%, 5/1/24	1,750,000	1,606
	NRG Energy, Inc., 6.625%, 3/15/23	525,000	490

High Yield Bond Portfolio

Bonds (95.3%)	$ Par	Value $ (000’s)

Electric Utilities continued
NRG Energy, Inc., 8.250%, 9/1/20	270,000	272
TerraForm Power Operating LLC, 5.875%, 2/1/23, 144A	1,125,000	911
TerraForm Power Operating LLC, 6.125%, 6/15/25, 144A	950,000	741

Total		8,559

Energy (3.9%)
Antero Resources Corp., 5.125%, 12/1/22	1,090,000	989
Antero Resources Corp., 5.375%, 11/1/21	1,305,000	1,207
Antero Resources Corp., 5.625%, 6/1/23	1,225,000	1,127
Berry Petroleum Co. LLC, 6.375%, 9/15/22	1,000,000	180
BreitBurn Energy Partners LP / BreitBurn Finance Corp., 7.875%, 4/15/22	380,000	38
California Resources Corp., 6.000%, 11/15/24	1,615,000	363
Carrizo Oil & Gas, Inc., 6.250%, 4/15/23	1,725,000	1,520
Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	620,000	578
CGG SA, 6.875%, 1/15/22	965,000	376
Chesapeake Energy Corp., 5.375%, 6/15/21	1,140,000	405
Chesapeake Energy Corp., 6.125%, 2/15/21	950,000	366
Chesapeake Energy Corp., 6.875%, 11/15/20	435,000	171
Continental Resources, Inc., 4.500%, 4/15/23	950,000	794
CrownRock LP / CrownRock Finance, Inc., 7.750%, 2/15/23, 144A	525,000	508
CrownRock LP / CrownRock Finance, Inc., 7.125%, 4/15/21, 144A	275,000	263
EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20	1,150,000	580
EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 6/15/23	700,000	322
EP Energy LLC / Everest Acquisition Finance, Inc., 7.750%, 9/1/22	350,000	163
Gulfport Energy Corp., 6.625%, 5/1/23	725,000	674
Gulfport Energy Corp., 7.750%, 11/1/20	1,375,000	1,375
Halcon Resources Corp., 8.625%, 2/1/20, 144A	1,150,000	817
Laredo Petroleum, Inc., 5.625%, 1/15/22	925,000	772
Laredo Petroleum, Inc., 6.250%, 3/15/23	400,000	335
Laredo Petroleum, Inc., 7.375%, 5/1/22	575,000	489

Bonds (95.3%)	$ Par	Value $ (000’s)

Energy continued
Legacy Reserves LP / Legacy Reserves Finance Corp., 6.625%, 12/1/21	1,785,000	339
Linn Energy LLC / Linn Energy Finance Corp., 6.250%, 11/1/19	270,000	30
Linn Energy LLC / Linn Energy Finance Corp., 6.500%, 9/15/21	490,000	56
Newfield Exploration Co., 5.375%, 1/1/26	875,000	796
Northern Oil and Gas, Inc., 8.000%, 6/1/20	2,455,000	1,535
Oasis Petroleum, Inc., 6.500%, 11/1/21	1,645,000	1,217
Oasis Petroleum, Inc., 6.875%, 3/15/22	1,020,000	755
PDC Energy, Inc., 7.750%, 10/15/22	350,000	349
Range Resources Corp., 4.875%, 5/15/25, 144A	1,021,000	893
Range Resources Corp., 5.000%, 3/15/23	225,000	191
Range Resources Corp., 5.750%, 6/1/21	955,000	843
Rice Energy, Inc., 6.250%, 5/1/22	2,350,000	2,045
RSP Permian, Inc., 6.625%, 10/1/22	1,150,000	1,133
SandRidge Energy, Inc., 7.500%, 3/15/21	635,000	37
SandRidge Energy, Inc., 7.500%, 2/15/23	810,000	40
SandRidge Energy, Inc., 8.125%, 10/15/22	1,040,000	60
SM Energy Co., 5.625%, 6/1/25	175,000	122
SM Energy Co., 6.500%, 11/15/21	1,205,000	889
SM Energy Co., 6.500%, 1/1/23	490,000	345
W&T Offshore, Inc., 8.500%, 6/15/19	450,000	54
Whiting Petroleum Corp., 5.000%, 3/15/19	1,310,000	907
Whiting Petroleum Corp., 5.750%, 3/15/21	960,000	638
Whiting Petroleum Corp., 6.250%, 4/1/23	500,000	336

Total		28,022

Entertainment (0.8%)
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	2,280,000	2,360
Regal Entertainment Group, 5.750%, 3/15/22	660,000	683
Regal Entertainment Group, 5.750%, 2/1/25	1,025,000	1,030
Six Flags Entertainment Corp., 5.250%, 1/15/21, 144A	1,675,000	1,721

Total		5,794

Bonds (95.3%)	$ Par	Value $ (000’s)

Finance (2.0%)
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.625%, 10/30/20	1,050,000	1,076
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.625%, 7/1/22	2,075,000	2,116
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 5.000%, 10/1/21	2,400,000	2,484
CIT Group, Inc., 5.000%, 8/15/22	1,215,000	1,229
CIT Group, Inc., 5.375%, 5/15/20	390,000	405
CIT Group, Inc., 5.500%, 2/15/19, 144A	815,000	843
International Lease Finance Corp., 5.875%, 8/15/22	875,000	949
Navient Corp., 5.500%, 1/25/23	250,000	213
Navient Corp., 5.875%, 10/25/24	1,150,000	975
Navient Corp., 6.125%, 3/25/24	375,000	323
Quicken Loans, Inc., 5.750%, 5/1/25, 144A	3,625,000	3,516
RHP Hotel Properties LP / RHP Finance Corp., 5.000%, 4/15/23	325,000	332

Total		14,461

Food & Beverage (3.2%)
Acosta, Inc., 7.750%, 10/1/22, 144A	4,275,000	3,965
Aramark Services, Inc., 5.750%, 3/15/20	3,110,000	3,207
Constellation Brands, Inc., 4.750%, 11/15/24	1,500,000	1,564
Pinnacle Foods, 5.875%, 1/15/24, 144A	500,000	523
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	3,000,000	3,030
Post Holdings, Inc., 7.750%, 3/15/24, 144A	750,000	823
Post Holdings, Inc., 8.000%, 7/15/25, 144A	2,525,000	2,803
Smithfield Foods, Inc., 5.875%, 8/1/21, 144A	390,000	404
Smithfield Foods, Inc., 6.625%, 8/15/22	1,095,000	1,164
TreeHouse Foods, Inc., 6.000%, 2/15/24, 144A	650,000	689
US Foods, Inc., 8.500%, 6/30/19	4,850,000	4,983

Total		23,155

Gaming/Leisure/Lodging (4.1%)
Boyd Gaming Corp., 6.375%, 4/1/26, 144A	375,000	389
Boyd Gaming Corp., 6.875%, 5/15/23	2,050,000	2,183

High Yield Bond Portfolio

Bonds (95.3%)	$ Par	Value $ (000’s)

Gaming/Leisure/Lodging continued
Chester Downs & Marina LLC / Chester Downs Finance Corp., 9.250%, 2/1/20, 144A	1,375,000	997
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	2,000,000	2,000
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21	1,800,000	1,865
MGM Resorts International, 6.000%, 3/15/23	2,525,000	2,613
MGM Resorts International, 6.625%, 12/15/21	1,040,000	1,115
MGM Resorts International, 6.750%, 10/1/20	835,000	904
MGM Resorts International, 7.750%, 3/15/22	820,000	913
Mohegan Tribal Gaming Authority, 9.750%, 9/1/21	1,825,000	1,871
Penn National Gaming, Inc., 5.875%, 11/1/21	2,825,000	2,811
Pinnacle Entertainment, Inc., 7.500%, 4/15/21	2,625,000	2,730
Pinnacle Entertainment, Inc., 7.750%, 4/1/22	425,000	466
Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International LLC, 5.875%, 5/15/21, 144A	3,865,000	3,875
Seminole Tribe of Florida, Inc., 7.804%, 10/1/20, 144A	2,070,000	2,132
Station Casinos LLC, 7.500%, 3/1/21	2,650,000	2,806

Total		29,670

Healthcare (10.4%)
Acadia Healthcare Co., 6.500%, 3/1/24, 144A	575,000	598
Air Medical Merger Sub Corp., 6.375%, 5/15/23, 144A	2,350,000	2,203
AmSurg Corp., 5.625%, 7/15/22	2,850,000	2,935
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	805,000	811
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	1,610,000	1,453
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	715,000	676
CHS/Community Health Systems, Inc., 8.000%, 11/15/19	2,615,000	2,546
Crimson Merger Sub, Inc., 6.625%, 5/15/22, 144A	5,825,000	4,347

Bonds (95.3%)	$ Par	Value $ (000’s)

Healthcare continued
DaVita HealthCare Partners, Inc., 5.000%, 5/1/25	775,000	767
DaVita HealthCare Partners, Inc., 5.750%, 8/15/22	1,775,000	1,853
Emdeon, Inc., 6.000%, 2/15/21, 144A	1,225,000	1,194
Emdeon, Inc., 11.000%, 12/31/19	1,550,000	1,639
Envision Healthcare Corp., 5.125%, 7/1/22, 144A	3,555,000	3,608
HCA Holdings, Inc., 6.250%, 2/15/21	1,385,000	1,489
HCA, Inc., 5.000%, 3/15/24	2,575,000	2,635
HCA, Inc., 5.250%, 6/15/26	675,000	692
HCA, Inc., 5.375%, 2/1/25	2,250,000	2,275
HCA, Inc., 5.875%, 3/15/22	3,525,000	3,816
HCA, Inc., 5.875%, 5/1/23	2,020,000	2,118
HCA, Inc., 5.875%, 2/15/26	1,250,000	1,287
HCA, Inc., 6.500%, 2/15/20	1,485,000	1,630
Hill-Rom Holdings, Inc., 5.750%, 9/1/23, 144A	1,025,000	1,061
Hologic, Inc., 5.250%, 7/15/22, 144A	650,000	678
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	2,250,000	2,219
LifePoint Health, Inc., 5.500%, 12/1/21	2,390,000	2,498
LifePoint Health, Inc., 5.875%, 12/1/23	250,000	261
MEDNAX, Inc., 5.250%, 12/1/23, 144A	425,000	442
MPH Acquisition Holdings LLC, 6.625%, 4/1/22, 144A	4,550,000	4,732
Sterigenics-Nordion Holdings LLC, 6.500%, 5/15/23, 144A	3,250,000	3,242
Surgical Care Affiliates, Inc., 6.000%, 4/1/23, 144A	2,200,000	2,216
Team Health, Inc., 7.250%, 12/15/23, 144A	1,950,000	2,086
Teleflex, Inc., 5.250%, 6/15/24	1,750,000	1,792
Tenet Healthcare Corp., 4.500%, 4/1/21	830,000	834
Tenet Healthcare Corp., 5.000%, 3/1/19	655,000	648
Tenet Healthcare Corp., 6.000%, 10/1/20	1,285,000	1,369
Tenet Healthcare Corp., 6.750%, 2/1/20	1,045,000	1,045
Tenet Healthcare Corp., 6.750%, 6/12/23	1,075,000	1,029
Tenet Healthcare Corp., 8.125%, 4/1/22	3,030,000	3,117

	Bonds (95.3%)	$ Par	Value $ (000’s)

	Healthcare continued
	Truven Health Analytics, Inc., 10.625%, 6/1/20	2,300,000	2,453
	Vizient, Inc., 10.375%, 3/1/24, 144A	1,925,000	2,065

	Total		74,359

	Insurance (0.8%)
(c)	Hub Holdings LLC / Hub Holdings Finance, Inc., 8.125%, 7/15/19, 144A	485,000	446
	HUB International, Ltd., 7.875%, 10/1/21, 144A	4,970,000	4,896
	HUB International, Ltd., 9.250%, 2/15/21, 144A	225,000	233

	Total		5,575

	Media (13.1%)
	Altice Financing SA, 6.625%, 2/15/23, 144A	300,000	301
	Altice US Finance I Corp., 5.375%, 7/15/23, 144A	1,100,000	1,130
	Altice US Finance II Corp., 7.750%, 7/15/25, 144A	1,125,000	1,108
	AMC Networks, 5.000%, 4/1/24	1,425,000	1,430
	CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 9/30/22	1,350,000	1,390
	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 9/1/23	1,000,000	1,037
	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/24	3,050,000	3,176
	CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 4/30/21	1,285,000	1,331
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	870,000	905
	CCO Holdings LLC / CCO Holdings Captial Corp., 5.375%, 5/1/25, 144A	650,000	661
	CCO Holdings LLC / CCO Holdings Captial Corp., 5.875%, 5/1/27, 144A	425,000	434
	CCOH Safari LLC, 5.750%, 2/15/26, 144A	525,000	545
	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21, 144A	2,935,000	2,737
	Clear Channel International BV, 8.750%, 12/15/20, 144A	800,000	826
	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	4,075,000	4,055
	Cumulus Media Holdings, Inc., 7.750%, 5/1/19	1,000,000	380
	DISH DBS Corp., 5.000%, 3/15/23	1,110,000	980
	DISH DBS Corp., 5.875%, 7/15/22	1,080,000	1,023

High Yield Bond Portfolio

Bonds (95.3%)	$ Par	Value $ (000’s)

Media continued
DISH DBS Corp., 5.875%, 11/15/24	2,700,000	2,477
Entercom Radio LLC, 10.500%, 12/1/19	450,000	467
Expo Event Transco, Inc., 9.000%, 6/15/21, 144A	2,400,000	2,292
Gray Television, Inc., 7.500%, 10/1/20	2,730,000	2,880
iHeartCommunications, Inc., 9.000%, 3/1/21	600,000	418
iHeartCommunications, Inc., 9.000%, 9/15/22	1,515,000	1,053
Intelsat Jackson Holdings SA, 5.500%, 8/1/23	2,800,000	1,687
Intelsat Jackson Holdings SA, 6.625%, 12/15/22	2,550,000	1,364
Intelsat Jackson Holdings SA, 7.250%, 10/15/20	1,115,000	719
Intelsat Jackson Holdings SA, 8.000%, 2/15/24, 144A	900,000	927
Intelsat Luxembourg SA, 7.750%, 6/1/21	2,660,000	791
Lamar Media Corp., 5.750%, 2/1/26, 144A	225,000	236
Lamar Media Corp., 5.875%, 2/1/22	2,600,000	2,737
LIN Television Corp., 5.875%, 11/15/22	2,000,000	2,025
LIN Television Corp., 6.375%, 1/15/21	840,000	876
Match Group, Inc., 6.750%, 12/15/22, 144A	2,500,000	2,534
Neptune Finco Corp., 6.625%, 10/15/25, 144A	1,250,000	1,351
Neptune Finco Corp., 10.125%, 1/15/23, 144A	1,675,000	1,792
Neptune Finco Corp., 10.875%, 10/15/25, 144A	3,350,000	3,641
Nexstar Broadcasting, Inc., 6.125%, 2/15/22, 144A	1,625,000	1,613
Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 4/15/22, 144A	4,450,000	4,561
Outdoor Americas Capital LLC / Outfront Media Capital Corp., 5.250%, 2/15/22	1,195,000	1,225
Outdoor Americas Capital LLC / Outfront Media Capital Corp., 5.875%, 3/15/25	1,950,000	2,033
Radio One, Inc., 7.375%, 4/15/22, 144A	1,525,000	1,373
Radio One, Inc., 9.250%, 2/15/20, 144A	1,450,000	993
Sinclair Television Group, Inc., 5.375%, 4/1/21	1,370,000	1,413
Sinclair Television Group, Inc., 5.625%, 8/1/24, 144A	450,000	452
Sinclair Television Group, Inc., 5.875%, 3/15/26, 144A	325,000	333

Bonds (95.3%)	$ Par	Value $ (000’s)

Media continued
Sinclair Television Group, Inc., 6.125%, 10/1/22	990,000	1,041
Sinclair Television Group, Inc., 6.375%, 11/1/21	550,000	580
Sirius XM Radio, Inc., 4.625%, 5/15/23, 144A	550,000	541
Sirius XM Radio, Inc., 5.375%, 4/15/25, 144A	1,100,000	1,119
Sirius XM Radio, Inc., 5.750%, 8/1/21, 144A	1,045,000	1,093
Sirius XM Radio, Inc., 6.000%, 7/15/24, 144A	2,185,000	2,300
Southern Graphics, Inc., 8.375%, 10/15/20, 144A	2,375,000	2,363
TEGNA, Inc., 4.875%, 9/15/21, 144A	195,000	201
TEGNA, Inc., 5.125%, 10/15/19	785,000	820
TEGNA, Inc., 5.125%, 7/15/20	980,000	1,020
TEGNA, Inc., 5.500%, 9/15/24, 144A	195,000	201
TEGNA, Inc., 6.375%, 10/15/23	700,000	753
Townsquare Media, Inc., 6.500%, 4/1/23, 144A	1,725,000	1,654
Tribune Media Co., 5.875%, 7/15/22, 144A	2,725,000	2,662
Unitymedia GmbH, 6.125%, 1/15/25, 144A	3,250,000	3,378
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.000%, 1/15/25, 144A	1,525,000	1,521
Virgin Media Finance PLC, 5.750%, 1/15/25, 144A	1,250,000	1,266
Virgin Media Secured Finance PLC, 5.250%, 1/15/26, 144A	3,175,000	3,175
Ziggo Bond Finance BV, 5.875%, 1/15/25, 144A	625,000	613

Total		94,013

Metals & Mining (0.9%)
ArcelorMittal, 6.125%, 6/1/25	2,725,000	2,521
Freeport-McMoran, Inc., 3.875%, 3/15/23	500,000	339
Freeport-McMoRan, Inc., 5.400%, 11/14/34	1,650,000	1,011
Steel Dynamics, Inc., 5.125%, 10/1/21	620,000	626
Steel Dynamics, Inc., 5.500%, 10/1/24	930,000	942
Steel Dynamics, Inc., 6.125%, 8/15/19	540,000	557
Steel Dynamics, Inc., 6.375%, 8/15/22	540,000	556

Total		6,552

Oil & Gas (0.5%)
CVR Refining LLC / Coffeyville Finance, Inc., 6.500%, 11/1/22	1,550,000	1,372

	Bonds (95.3%)	$ Par	Value $ (000’s)

	Oil & Gas continued
	Tesoro Corp., 5.125%, 4/1/24	1,725,000	1,695
	Tesoro Corp., 5.375%, 10/1/22	555,000	548

	Total		3,615

	Other Holdings (–%)
(d)*	General Motors Co. Escrow	610,000	-
(d)*	General Motors Co. Escrow	4,865,000	-

	Total		-

	Pharmaceuticals (3.3%)
	AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23, 144A	500,000	441
	Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.000%, 2/1/25, 144A	2,125,000	1,992
	Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.000%, 7/15/23, 144A	2,100,000	1,977
	Grifols Worldwide Operations, Ltd., 5.250%, 4/1/22	2,800,000	2,877
	Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23, 144A	5,025,000	5,160
	Mallinckrodt International Finance SA, 4.750%, 4/15/23	1,850,000	1,517
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 4.875%, 4/15/20, 144A	325,000	305
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.500%, 4/15/25, 144A	1,425,000	1,258
	Mallinckrodt International Finance SA / Mallinckrodt CD LLC, 5.625%, 10/15/23, 144A	850,000	771
	Quintiles Transnational Corp., 4.875%, 5/15/23, 144A	750,000	769
	Valeant Pharmaceuticals International, Inc., 5.500%, 3/1/23, 144A	2,075,000	1,631
	Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21, 144A	305,000	240
	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23, 144A	2,275,000	1,783
	Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25, 144A	3,475,000	2,676

	Total		23,397

High Yield Bond Portfolio

Bonds (95.3%)	$ Par	Value $ (000’s)

Pipelines (5.7%)
AmeriGas Partners LP and AmeriGas Finance Corp., 6.500%, 5/20/21	525,000	533
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22, 144A	1,500,000	1,249
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.000%, 12/15/20	1,175,000	922
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.125%, 3/1/22	1,290,000	967
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.250%, 4/1/23, 144A	1,150,000	851
Energy Transfer Equity LP, 5.500%, 6/1/27	225,000	181
Energy Transfer Equity LP, 5.875%, 1/15/24	2,300,000	1,967
Energy Transfer Equity LP, 7.500%, 10/15/20	1,445,000	1,391
Ferrellgas LP / Ferrellgas Finance Corp., 6.500%, 5/1/21	850,000	754
Ferrellgas LP / Ferrellgas Finance Corp., 6.750%, 1/15/22	2,350,000	2,086
Ferrellgas LP / Ferrellgas Finance Corp., 6.750%, 6/15/23, 144A	650,000	570
Hiland Partners LP / Hiland Partners Finance Corp., 5.500%, 5/15/22, 144A	1,050,000	1,053
Holly Energy Partners LP / Holly Energy Finance Corp., 6.500%, 3/1/20	1,475,000	1,460
Kinder Morgan, Inc., 5.625%, 11/15/23, 144A	625,000	634
MPLX LP, 4.875%, 12/1/24, 144A	2,175,000	2,008
MPLX LP, 4.875%, 6/1/25, 144A	1,075,000	980
Regency Energy Partners LP / Regency Energy Finance Corp., 5.000%, 10/1/22	1,555,000	1,461
Regency Energy Partners LP / Regency Energy Finance Corp., 5.875%, 3/1/22	525,000	510
Rose Rock Midstream LP / Rose Rock Finance Corp., 5.625%, 7/15/22	2,575,000	1,712
Rose Rock Midstream LP / Rose Rock Finance Corp. 5.625%, 5.625%, 11/15/23	975,000	634
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,650,000	1,586

Bonds (95.3%)	$ Par	Value $ (000’s)

Pipelines continued
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	1,755,000	1,667
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	700,000	668
Sabine Pass Liquefaction LLC, 6.250%, 3/15/22	2,285,000	2,236
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.500%, 6/1/24	3,075,000	2,967
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.750%, 3/1/25	275,000	263
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 8/15/22	2,030,000	1,441
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 7.500%, 7/1/21	750,000	589
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.250%, 11/15/23	175,000	154
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	547,000	528
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.875%, 10/1/20	967,000	959
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	940,000	940
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.250%, 10/15/22, 144A	1,125,000	1,114
Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 2/15/23	1,775,000	1,580
Williams Partners LP / ACMP Finance Corp., 4.875%, 3/15/24	1,600,000	1,396
Williams Partners LP / ACMP Finance Corp., 6.125%, 7/15/22	890,000	826

Total		40,837

Services (0.9%)
Garda World Security Corp., 7.250%, 11/15/21, 144A	2,350,000	1,809
Hearthside Group Holdings LLC / Hearthside Finance Co., 6.500%, 5/1/22, 144A	3,175,000	2,699
IHS, Inc., 5.000%, 11/1/22	2,100,000	2,176

Total		6,684

Technology (9.8%)
Advanced Micro Devices, Inc., 7.000%, 7/1/24	2,105,000	1,379

	Bonds (95.3%)	$ Par	Value $ (000’s)

	Technology continued
	Blackboard, Inc., 7.750%, 11/15/19, 144A	1,300,000	1,046
	Blue Coat Holdings, Inc., 8.375%, 6/1/23, 144A	2,750,000	2,834
	BMC Software Finance, Inc., 8.125%, 7/15/21, 144A	4,175,000	3,006
	CDW LLC / CDW Finance Corp., 5.500%, 12/1/24	2,425,000	2,498
	CDW LLC / CDW Finance Corp., 6.000%, 8/15/22	2,250,000	2,378
	CommScope Technologies Finance LLC, 6.000%, 6/15/25, 144A	650,000	656
	CommScope, Inc., 5.000%, 6/15/21, 144A	460,000	463
	CommScope, Inc., 5.500%, 6/15/24, 144A	3,825,000	3,863
	Corelogic, Inc., 7.250%, 6/1/21	1,475,000	1,532
	Ensemble S Merger Sub, Inc., 9.000%, 9/30/23, 144A	2,275,000	2,229
	First Data Corp., 5.375%, 8/15/23, 144A	3,275,000	3,357
	First Data Corp., 5.750%, 1/15/24, 144A	4,325,000	4,324
	First Data Corp., 7.000%, 12/1/23, 144A	1,875,000	1,894
(c)	Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, 5/1/21, 144A	5,760,000	4,306
	Infor US, Inc., 5.750%, 8/15/20, 144A	350,000	360
	Infor US, Inc., 6.500%, 5/15/22	3,325,000	3,026
	Iron Mountain, Inc., 5.750%, 8/15/24	425,000	436
	Iron Mountain, Inc., 6.000%, 10/1/20, 144A	675,000	711
	Italics Merger Sub, Inc., 7.125%, 7/15/23, 144A	2,975,000	2,871
	Micron Technology, Inc., 5.250%, 8/1/23, 144A	1,250,000	1,022
	Micron Technology, Inc., 5.250%, 1/15/24, 144A	650,000	523
	Micron Technology, Inc., 5.500%, 2/1/25	450,000	365
	Microsemi Corp., 9.125%, 4/15/23, 144A	1,375,000	1,509
	MSCI, Inc., 5.250%, 11/15/24, 144A	500,000	516
	MSCI, Inc., 5.750%, 8/15/25, 144A	1,100,000	1,158
	NCR Corp., 4.625%, 2/15/21	675,000	672
	NCR Corp., 5.000%, 7/15/22	635,000	629
	NCR Corp., 5.875%, 12/15/21	2,150,000	2,198
	NCR Corp., 6.375%, 12/15/23	520,000	536

High Yield Bond Portfolio

Bonds (95.3%)	$ Par	Value $ (000’s)

Technology continued
Nuance Communications, Inc., 5.375%, 8/15/20, 144A	2,500,000	2,536
Qorvo, Inc., 7.000%, 12/1/25, 144A	1,775,000	1,846
Sabre GLBL, Inc., 5.250%, 11/15/23, 144A	250,000	254
Sabre GLBL, Inc., 5.375%, 4/15/23, 144A	1,775,000	1,821
Sensata Technologies BV, 5.000%, 10/1/25, 144A	225,000	227
Sensata Technologies BV, 5.625%, 11/1/24, 144A	1,900,000	1,976
Sensata Technologies UK Financing Co. PLC, 6.250%, 2/15/26, 144A	425,000	453
Solera LLC / Solera Finance, Inc., 10.500%, 3/1/24, 144A	1,925,000	1,935
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23, 144A	1,375,000	1,420
VeriSign, Inc., 4.625%, 5/1/23	1,675,000	1,692
VeriSign, Inc., 5.250%, 4/1/25	350,000	353
Zebra Technologies Corp., 7.250%, 10/15/22	3,200,000	3,472

Total		70,282

Telecommunications (5.0%)
Altice SA, 7.625%, 2/15/25, 144A	2,950,000	2,825
Altice SA, 7.750%, 5/15/22, 144A	1,450,000	1,427
Digicel Group, Ltd., 7.125%, 4/1/22, 144A	525,000	408
Digicel Group, Ltd., 8.250%, 9/30/20, 144A	1,200,000	1,029
Digicel, Ltd., 6.000%, 4/15/21, 144A	1,260,000	1,128
Level 3 Communications, Inc., 5.750%, 12/1/22	4,250,000	4,388
Level 3 Financing, Inc., 5.250%, 3/15/26, 144A	150,000	151
Level 3 Financing, Inc., 5.375%, 1/15/24, 144A	250,000	253
Level 3 Financing, Inc., 5.375%, 5/1/25	375,000	380
Numericable-SFR SAS, 6.000%, 5/15/22, 144A	1,295,000	1,263
Numericable-SFR SAS, 6.250%, 5/15/24, 144A	1,300,000	1,260
Sprint Capital Corp., 6.875%, 11/15/28	2,175,000	1,588
Sprint Communications, Inc., 6.000%, 11/15/22	1,675,000	1,225
Sprint Communications, Inc., 7.000%, 8/15/20	2,740,000	2,178
Sprint Corp., 7.125%, 6/15/24	650,000	483
Sprint Corp., 7.250%, 9/15/21	2,610,000	1,993
Sprint Corp., 7.875%, 9/15/23	2,815,000	2,153

Bonds (95.3%)	$ Par	Value $ (000’s)

Telecommunications continued
T-Mobile USA, Inc., 6.000%, 3/1/23	775,000	791
T-Mobile USA, Inc., 6.125%, 1/15/22	575,000	594
T-Mobile USA, Inc., 6.250%, 4/1/21	2,740,000	2,876
T-Mobile USA, Inc., 6.375%, 3/1/25	1,035,000	1,060
T-Mobile USA, Inc., 6.500%, 1/15/24	1,000,000	1,040
T-Mobile USA, Inc., 6.500%, 1/15/26	1,250,000	1,298
T-Mobile USA, Inc., 6.625%, 11/15/20	1,410,000	1,456
T-Mobile USA, Inc., 6.625%, 4/1/23	1,000,000	1,053
T-Mobile USA, Inc., 6.633%, 4/28/21	785,000	820
T-Mobile USA, Inc., 6.731%, 4/28/22	365,000	381

Total		35,501

Transportation (0.7%)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.500%, 4/1/23	450,000	436
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 6.375%, 4/1/24, 144A	1,025,000	1,026
The Hertz Corp., 5.875%, 10/15/20	420,000	425
The Hertz Corp., 6.250%, 10/15/22	3,050,000	3,050

Total		4,937

Total Bonds
(Cost: $719,958)		681,693

Total Investments (95.3%)
(Cost: $719,958)(a)		681,693

Other Assets, Less
Liabilities (4.7%)		33,960

Net Assets (100.0%)		715,653

High Yield Bond Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016 the value of these securities (in thousands) was $324,738 representing 45.4% of the net assets.

(a)	At March 31, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $719,958 and the net unrealized depreciation of investments based on that cost was $38,265 which is comprised of $9,969 aggregate gross unrealized appreciation and $48,234 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(c)	PIK — Payment In Kind

(d)	Defaulted Security

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Corporate Bonds	$-	$681,693	$-
Total Assets:	$-	$681,693	$-

Multi-Sector Bond Portfolio

Schedule of Investments

March 31, 2016 (unaudited)

	Corporate Bonds (46.5%)	Shares/ $ Par	Value $ (000’s)

	Autos & Vehicle Parts (0.8%)
	Ford Motor Credit Co. LLC, 4.134%, 8/4/25	800,000	832
	General Motors Financial Co., Inc., 2.625%, 7/10/17	800,000	805
	General Motors Financial Co., Inc., 3.450%, 4/10/22	500,000	491
	Magna International, Inc., 3.625%, 6/15/24	700,000	702
(c)	Schaeffler Holding Finance BV, 6.250%, 11/15/19, 144A	300,000	314
(c)	Schaeffler Holding Finance BV, 6.750%, 11/15/22, 144A	400,000	435
	Volkswagen Group of America Finance LLC, 1.058%, 11/20/17, 144A	200,000	196
	Volkswagen Group of America Finance LLC, 2.125%, 5/23/19, 144A	200,000	198
	ZF North America Capital, Inc., 4.500%, 4/29/22, 144A	400,000	408
	ZF North America Capital, Inc., 4.750%, 4/29/25, 144A	300,000	298

	Total		4,679

	Banking (15.0%)
	Ally Financial, Inc., 3.250%, 2/13/18	1,500,000	1,485
	Ally Financial, Inc., 3.500%, 7/18/16	700,000	700
(b)	Ally Financial, Inc., 3.750%, 11/18/19	5,200,000	5,148
	Ally Financial, Inc., 5.125%, 9/30/24	800,000	818
	Banco Continental SA via Continental Senior Trustee II Cayman, Ltd., 5.750%, 1/18/17, 144A	600,000	617
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, 4.125%, 11/9/22, 144A	2,750,000	2,832
(k)	Bank of America Corp., 4.000%, 4/1/24	2,000,000	2,098
(k)	Barclays Bank PLC, 7.625%, 11/21/22	2,000,000	2,150
(b)	Barclays Bank PLC, 7.750%, 4/10/23	3,200,000	3,360
(b)	Barclays PLC, 2.875%, 6/8/20	5,200,000	5,119
(k)	BPCE SA, 4.000%, 4/15/24	2,000,000	2,118

	Corporate Bonds (46.5%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	BPCE SA, 4.500%, 3/15/25, 144A	1,600,000	1,584
	BPCE SA, 4.625%, 7/11/24, 144A	1,600,000	1,566
	Cantor Fitzgerald LP, 6.500%, 6/17/22, 144A	200,000	208
	Cantor Fitzgerald LP, 7.875%, 10/15/19, 144A	1,500,000	1,661
	Cooperatieve Rabobank UA, 11.000%, 12/29/49, 144A	200,000	240
	Credit Agricole SA, 8.125%, 9/19/33	6,500,000	7,053
	Credit Suisse AG, 6.500%, 8/8/23, 144A	4,900,000	5,268
(k)	Credit Suisse AG, 6.500%, 8/8/23	1,700,000	1,828
(b)	The Goldman Sachs Group, Inc., 3.750%, 5/22/25	2,700,000	2,763
	The Goldman Sachs Group, Inc., 3.850%, 7/8/24	1,000,000	1,033
	The Goldman Sachs Group, Inc., 4.000%, 3/3/24	400,000	419
	The Goldman Sachs Group, Inc., 5.750%, 1/24/22	400,000	461
	The Goldman Sachs Group, Inc., 7.500%, 2/15/19	400,000	461
	ING Bank NV, 5.800%, 9/25/23, 144A	3,000,000	3,269
	Intesa Sanpaolo SPA, 2.375%, 1/13/17	800,000	803
	Intesa Sanpaolo SPA, 5.017%, 6/26/24, 144A	1,900,000	1,779
	Intesa Sanpaolo SPA, 6.500%, 2/24/21, 144A	4,100,000	4,691
	Jefferies Finance LLC/JFIN Co.-Issuer Corp., 6.875%, 4/15/22, 144A	800,000	678
	Jefferies Finance LLC/JFIN Co.-Issuer Corp., 7.375%, 4/1/20, 144A	900,000	779
	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/21, 144A	500,000	430
	JPMorgan Chase & Co., 7.900%, 12/29/49	2,200,000	2,200
	Macquarie Group, Ltd., 6.250%, 1/14/21, 144A	300,000	338
(b)	Morgan Stanley, 4.000%, 7/23/25	3,600,000	3,764

	Corporate Bonds (46.5%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	Morgan Stanley, 5.500%, 1/26/20	500,000	557
	Morgan Stanley, 7.300%, 5/13/19	400,000	460
	Royal Bank of Scotland Group PLC, 4.800%, 4/5/26	600,000	602
	Royal Bank of Scotland Group PLC, 6.400%, 10/21/19	1,500,000	1,683
(b)	The Royal Bank of Scotland PLC, 9.500%, 3/16/22	3,200,000	3,384
	Societe Generale SA, 4.250%, 4/14/25, 144A	400,000	385
	UBS AG, 4.750%, 5/22/23	2,300,000	2,327
(b)	UBS AG, 7.250%, 2/22/22	2,700,000	2,774
(b)	UBS AG/Stamford CT, 7.625%, 8/17/22	2,600,000	2,978
(k)	Wells Fargo & Co., 5.875%, 12/29/49	1,900,000	2,029
(b)	Wells Fargo & Co., 7.980%, 3/29/49	3,100,000	3,208

	Total		90,108

	Basic Materials (0.5%)
	Georgia-Pacific LLC, 8.875%, 5/15/31	200,000	295
	Hamilton College, 4.750%, 7/1/13	100,000	90
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.875%, 8/15/19	200,000	207
	Weyerhaeuser Co., 7.375%, 10/1/19	400,000	459
(k)	Weyerhaeuser Co., 7.375%, 3/15/32	1,500,000	1,832

	Total		2,883

	Builders & Building Materials (0.4%)
	Associated Materials LLC/AMH New Finance, Inc., 9.125%, 11/1/17	400,000	302
	Cemex SAB de CV, 5.372%, 10/15/18, 144A	900,000	896
	Cemex SAB de CV, 9.500%, 6/15/18, 144A	1,300,000	1,376

	Total		2,574

	Chemicals (0.1%)
	Ashland, Inc., 3.875%, 4/15/18	500,000	517

Multi-Sector Bond Portfolio

	Corporate Bonds (46.5%)	Shares/ $ Par	Value $ (000’s)

	Chemicals continued
	Solvay Finance America LLC, 4.450%, 12/3/25, 144A	200,000	204

	Total		721

	Consumer Products & Retailing (0.4%)
	Altria Group, Inc., 10.200%, 2/6/39	418,000	766
	CVS Pass-Through Trust, 4.704%, 1/10/36, 144A	470,406	490
	CVS Pass-Through Trust, 5.926%, 1/10/34, 144A	805,811	892
	CVS Pass-Through Trust, 7.507%, 1/10/32, 144A	85,848	103

	Total		2,251

	Electric Utilities (2.3%)
	The AES Corp., 8.000%, 6/1/20	300,000	340
(k)	Bruce Mansfield Unit 1 2007 Pass Through Trust, 6.850%, 6/1/34	2,027,081	1,912
	ContourGlobal Power Holdings SA, 7.125%, 6/1/19, 144A	1,800,000	1,748
(k)	Dynegy, Inc., 7.625%, 11/1/24	1,875,000	1,702
	Exelon Generation Co. LLC, 4.250%, 6/15/22	500,000	524
	FirstEnergy Corp., 7.375%, 11/15/31	800,000	972
	NRG Energy, Inc., 7.625%, 1/15/18	3,400,000	3,612
	Puget Energy, Inc., 5.625%, 7/15/22	200,000	224
(k)	SSE PLC, 5.625%, 9/29/49	1,600,000	1,632
	Terraform Global Operating LLC, 9.750%, 8/15/22, 144A	1,800,000	1,350

	Total		14,016

	Energy (2.8%)
	Borets Finance, Ltd., 7.625%, 9/26/18	2,700,000	2,325
(b)	California Resources Corp., 5.000%, 1/15/20	161,000	37
	California Resources Corp., 5.500%, 9/15/21	552,000	121
	California Resources Corp., 8.000%, 12/15/22, 144A	2,209,000	851
	Chesapeake Energy Corp., 3.872%, 4/15/19	3,100,000	1,201
	Devon Energy Corp., 6.300%, 1/15/19	1,500,000	1,516
(k)	Harvest Operations Corp., 6.875%, 10/1/17	3,300,000	2,005
(k)	Newfield Exploration Co., 5.625%, 7/1/24	2,100,000	1,969
	Novatek OAO via Novatek Finance, Ltd., 4.422%, 12/13/22	1,690,000	1,559

	Corporate Bonds (46.5%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
(k)	Novatek OAO via Novatek Finance, Ltd., 6.604%, 2/3/21	1,600,000	1,664
	Odebrecht Drilling Norbe VIII/IX, Ltd., 6.350%, 6/30/21	2,669,000	841
	Petrofac, Ltd., 3.400%, 10/10/18, 144A	400,000	368
	Pride International, Inc., 8.500%, 6/15/19	500,000	429
	Southwestern Energy Co., 3.300%, 1/23/18	100,000	80
	Southwestern Energy Co., 4.050%, 1/23/20	1,900,000	1,378
	Weatherford International, Ltd., 7.000%, 3/15/38	500,000	368

	Total		16,712

	Finance (5.4%)
(b)	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 2.750%, 5/15/17	3,300,000	3,283
	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 5.000%, 10/1/21	1,500,000	1,552
	Aviation Capital Group Corp., 3.875%, 9/27/16, 144A	1,000,000	1,005
	Aviation Capital Group Corp., 4.625%, 1/31/18, 144A	1,900,000	1,943
	CIT Group, Inc., 3.875%, 2/19/19	800,000	798
	CIT Group, Inc., 4.250%, 8/15/17	100,000	102
(b)	CIT Group, Inc., 5.250%, 3/15/18	2,700,000	2,793
	CIT Group, Inc., 6.625%, 4/1/18, 144A	3,300,000	3,469
	International Lease Finance Corp., 5.875%, 4/1/19	1,400,000	1,479
	International Lease Finance Corp., 6.750%, 9/1/16, 144A	1,200,000	1,218
	Navient Corp., 4.875%, 6/17/19	2,700,000	2,605
(b)	Navient Corp., 8.450%, 6/15/18	4,500,000	4,821
	OneMain Financial Holdings LLC, 6.750%, 12/15/19, 144A	300,000	300
	OneMain Financial Holdings LLC, 7.250%, 12/15/21, 144A	600,000	597
	PHH Corp., 6.375%, 8/15/21	1,500,000	1,324
(k)	PHH Corp., 7.375%, 9/1/19	1,700,000	1,649

	Corporate Bonds (46.5%)	Shares/ $ Par	Value $ (000’s)

	Finance continued
	Springleaf Finance Corp., 5.750%, 9/15/16	300,000	302
	Springleaf Finance Corp., 6.500%, 9/15/17	700,000	716
	Springleaf Finance Corp., 6.900%, 12/15/17	2,200,000	2,272

	Total		32,228

	Food & Beverage (0.4%)
	Anheuser-Busch InBev Finance, Inc., 4.700%, 2/1/36	800,000	865
(k)	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46	1,500,000	1,676

	Total		2,541

	Foreign Agencies (0.8%)
(b)	Petroleos Mexicanos, 5.625%, 1/23/46	5,000,000	4,202
	Petroleos Mexicanos, 6.875%, 8/4/26, 144A	700,000	758

	Total		4,960

	Gaming/Leisure/Lodging (1.5%)
(b)	MGM Resorts International, 7.625%, 1/15/17	3,300,000	3,424
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 3/1/25, 144A	6,250,000	5,890

	Total		9,314

	Healthcare (1.1%)
	Boston Scientific Corp., 6.000%, 1/15/20	1,200,000	1,355
	CHS/Community Health Systems, Inc., 5.125%, 8/1/21	200,000	202
(b)	HCA, Inc., 4.750%, 5/1/23	2,655,000	2,701
	HCA, Inc., 6.500%, 2/15/20	2,000,000	2,195
	Tenet Healthcare Corp., 4.500%, 4/1/21	300,000	302

	Total		6,755

	Industrials (0.6%)
	DP World Sukuk, Ltd., 6.250%, 7/2/17	200,000	209
	DP World, Ltd., 6.850%, 7/2/37	500,000	510
(b)	General Electric Co., 5.000%, 12/29/49	2,723,000	2,804

	Total		3,523

	Insurance (0.5%)
	AXA SA, 8.600%, 12/15/30	2,000,000	2,630
	The Doctors Co., 6.500%, 10/15/23, 144A	300,000	331

	Total		2,961

Multi-Sector Bond Portfolio

	Corporate Bonds (46.5%)	Shares/ $ Par	Value $ (000’s)

	Media (0.8%)
	Altice Financing SA, 6.625%, 2/15/23, 144A	200,000	201
	DISH DBS Corp., 5.125%, 5/1/20	3,800,000	3,772
	Time Warner Cable, Inc., 5.875%, 11/15/40	300,000	310
	Time Warner Cable, Inc., 6.750%, 6/15/39	200,000	225
	Viacom, Inc., 5.850%, 9/1/43	100,000	96

	Total		4,604

	Metals & Mining (0.9%)
	AngloGold Ashanti Holdings PLC, 6.500%, 4/15/40	300,000	251
	CONSOL Energy, Inc., 5.875%, 4/15/22	3,300,000	2,378
(b)	Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20	3,400,000	3,060

	Total		5,689

	Oil & Gas (0.2%)
	BG Energy Capital PLC, 6.500%, 11/30/72	700,000	734
	Reliance Holdings USA, Inc., 4.500%, 10/19/20	300,000	323

	Total		1,057

	Pharmaceuticals (0.8%)
	Amgen, Inc., 5.375%, 5/15/43	900,000	1,025
	Endo Finance LLC, 5.750%, 1/15/22, 144A	300,000	284
	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.750%, 8/1/22, 144A	400,000	368
	Mallinckrodt International Finance SA/Mallinckrodt CD LLC, 5.625%, 10/15/23, 144A	3,200,000	2,904
	Pfizer, Inc., 5.800%, 8/12/23	200,000	243

	Total		4,824

	Pipelines (3.9%)
(k)	Energy Transfer Partners LP, 4.650%, 6/1/21	300,000	288
	Hiland Partners LP/Hiland Partners Finance Corp., 5.500%, 5/15/22, 144A	100,000	100
	Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/1/20, 144A	100,000	104

	Corporate Bonds (46.5%)	Shares/ $ Par	Value $ (000’s)

	Pipelines continued
	Kinder Morgan Energy Partners LP, 6.550%, 9/15/40	2,382,000	2,249
	Kinder Morgan, Inc., 7.750%, 1/15/32	1,016,000	1,063
	Midcontinent Express Pipeline LLC, 6.700%, 9/15/19, 144A	1,700,000	1,526
	MPLX LP, 4.875%, 12/1/24, 144A	600,000	554
	MPLX LP, 4.875%, 6/1/25, 144A	700,000	638
	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/1/22	1,100,000	1,034
	Regency Energy Partners LP/Regency Energy Finance Corp., 5.750%, 9/1/20	300,000	300
	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/1/22	800,000	777
	Rockies Express Pipeline LLC, 5.625%, 4/15/20, 144A	1,000,000	945
	Rockies Express Pipeline LLC, 6.850%, 7/15/18, 144A	4,200,000	4,189
	Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,100,000	1,057
	Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	100,000	95
(b)	Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	4,900,000	4,673
	Sabine Pass Liquefaction LLC, 5.750%, 5/15/24	700,000	668
	Sabine Pass LNG LP, 7.500%, 11/30/16, 144A	100,000	103
	Sabine Pass LNG LP, 7.500%, 11/30/16	100,000	103
(d),*	Selectica, 8.750%, 11/15/19	500,000	-
	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20	469,000	465
	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/22, 144A	100,000	99
	The Williams Cos., Inc., 5.750%, 6/24/44	200,000	133
	The Williams Cos., Inc., 7.500%, 1/15/31	200,000	163
(k)	Williams Partners LP, 3.600%, 3/15/22	2,500,000	2,059

	Total		23,385

	Corporate Bonds (46.5%)	Shares/ $ Par	Value $ (000’s)

	Real Estate Investment Trusts (0.5%)
	Goodman Funding Pty., Ltd., 6.375%, 4/15/21, 144A	1,000,000	1,156
	OMEGA Healthcare Investors, Inc., 4.500%, 1/15/25	100,000	97
	OMEGA Healthcare Investors, Inc., 4.950%, 4/1/24	100,000	102
	SL Green Realty Corp., 5.000%, 8/15/18	1,100,000	1,155
	Vonovia Finance BV, 5.000%, 10/2/23, 144A	300,000	317

	Total		2,827

	Services (0.5%)
(k)	QVC, Inc., 4.375%, 3/15/23	2,000,000	1,956
	QVC, Inc., 4.850%, 4/1/24	100,000	100
	QVC, Inc., 5.450%, 8/15/34	800,000	707
	QVC, Inc., 5.950%, 3/15/43	600,000	523

	Total		3,286

	Technology (0.5%)
	Alliance Data Systems Corp., 5.250%, 12/1/17, 144A	600,000	607
	CommScope, Inc., 4.375%, 6/15/20, 144A	100,000	103
	Fidelity National Information Services, Inc., 4.500%, 10/15/22	800,000	853
	Fidelity National Information Services, Inc., 5.000%, 10/15/25	700,000	756
	Flextronics International, Ltd., 4.625%, 2/15/20	200,000	209
	NXP BV/NXP Funding LLC, 3.500%, 9/15/16, 144A	200,000	201

	Total		2,729

	Telecommunications (4.8%)
(k)	American Tower Corp., 7.250%, 5/15/19	1,500,000	1,712
	AT&T, Inc., 3.400%, 5/15/25	1,000,000	1,002
	Deutsche Telekom International Finance BV, 8.750%, 6/15/30	700,000	1,049
	Digicel Group, Ltd., 8.250%, 9/30/20, 144A	600,000	514
	Millicom International Cellular SA, 6.625%, 10/15/21, 144A	200,000	201
	Numericable-SFR SAS, 4.875%, 5/15/19, 144A	400,000	398
	Numericable-SFR SAS, 6.000%, 5/15/22, 144A	900,000	878

Multi-Sector Bond Portfolio

	Corporate Bonds (46.5%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Numericable-SFR SAS, 6.250%, 5/15/24, 144A	2,400,000	2,327
	Qwest Corp., 7.250%, 9/15/25	500,000	547
	Sprint Communications, Inc., 7.000%, 8/15/20	700,000	557
(k)	Sprint Corp., 7.125%, 6/15/24	2,700,000	2,005
(b)	Sprint Corp., 7.875%, 9/15/23	5,100,000	3,900
(k)	Telecom Italia Capital SA, 7.721%, 6/4/38	1,500,000	1,572
	Telecom Italia SPA, 5.303%, 5/30/24, 144A	2,500,000	2,563
	T-Mobile USA, Inc., 6.000%, 3/1/23	400,000	409
(b)	T-Mobile USA, Inc., 6.250%, 4/1/21	2,700,000	2,834
	T-Mobile USA, Inc., 6.542%, 4/28/20	600,000	620
	Verizon Communications, Inc., 4.522%, 9/15/48	100,000	100
(k)	Verizon Communications, Inc., 4.672%, 3/15/55	2,150,000	2,064
(b)	Verizon Communications, Inc., 6.550%, 9/15/43	2,291,000	3,018
	Wind Acquisition Finance SA, 7.375%, 4/23/21, 144A	1,000,000	905

	Total		29,175

	Transportation (0.7%)
	American Airlines Pass Through Trust, 3.700%, 10/1/26	565,095	554
	American Airlines Pass Through Trust, 5.250%, 1/31/21	127,204	134
	Asciano Finance, Ltd., 4.625%, 9/23/20, 144A	500,000	495
	Asciano Finance, Ltd., 5.000%, 4/7/18, 144A	800,000	814
	Continental Airlines Pass Through Trust, 4.750%, 1/12/21	73,497	77
	Continental Airlines Pass Through Trust, 7.250%, 11/10/19	216,156	244
	Lima Metro Line 2 Finance, Ltd., 5.875%, 7/5/34, 144A	600,000	597
	United Airlines Pass Through Trust, 4.300%, 8/15/25	92,707	96
	US Airways Pass-Through Trust, 5.900%, 10/1/24	1,245,730	1,392
	Virgin Australia Trust, 5.000%, 10/23/23, 144A	70,284	72

	Total		4,475

	Corporate Bonds (46.5%)	Shares/ $ Par	Value $ (000’s)

	Utilities (0.3%)
(k)	Nakilat, Inc., 6.067%, 12/31/33	1,400,000	1,575

	Total		1,575

	Total Corporate Bonds
	(Cost: $289,006)		279,852

	Foreign Bonds (14.2%)	Shares/ Par

	Autos & Vehicle Parts (1.0%)
(f)	Schaeffler Finance BV, 3.250%, 5/15/25, EUR	1,700,000	1,963
(c),(f)	Schaeffler Holding Finance BV, 5.750%, 11/15/21, EUR	1,100,000	1,343
(f)	ZF North America Capital, Inc., 2.750%, 4/27/23, EUR	2,200,000	2,510

	Total		5,816

	Banking (1.7%)
(f)	Barclays Bank PLC, 14.000%, 11/29/49, GBP	800,000	1,450
(f)	HBOS PLC, 5.374%, 6/30/21, EUR	600,000	768
(f)	Lloyds Bank PLC, 7.625%, 4/22/25, GBP	1,200,000	2,157
(f)	Nationwide Building Society, 10.250%, 6/29/49, GBP	1,200,000	2,146
(f)	Novo Banco SA, 5.000%, 4/4/19, EUR	100,000	87
(f)	Novo Banco SA, 5.000%, 4/23/19, EUR	1,800,000	1,561
(f)	Novo Banco SA, 5.000%, 5/14/19, EUR	1,269,000	1,101
(f)	Novo Banco SA, 5.000%, 5/21/19, EUR	300,000	260
(f)	Novo Banco SA, 5.000%, 5/23/19, EUR	800,000	694

	Total		10,224

	Basic Materials (0.9%)
(f)	Ball Corp, 4.375%, 12/15/23, EUR	1,900,000	2,310
(f)	Crown European Holdings SA, 3.375%, 5/15/25, 144A, EUR	500,000	564
(f)	Kloeckner Pentaplast of America, Inc., 7.125%, 11/1/20, EUR	1,300,000	1,546
(f)	OI European Group BV, 6.750%, 9/15/20, EUR	200,000	266
(f)	SIG Combibloc Holdings SCA, 7.750%, 2/15/23, EUR	400,000	486
(f)	Wendel SA, 2.750%, 10/2/24, EUR	200,000	231

	Total		5,403

	Foreign Bonds (14.2%)	Shares/ Par	Value $ (000’s)

	Builders & Building Materials (0.3%)
(f)	Cemex SAB de CV, 4.375%, 3/5/23, 144A, EUR	1,400,000	1,485

	Total		1,485

	Consumer Products & Retailing (1.5%)
(f)	Casino Guichard Perrachon SA, 2.330%, 2/7/25, EUR	200,000	212
(f)	Casino Guichard-Perrachon SA, 3.311%, 1/25/23, EUR	800,000	939
(e),(f)	Co-operative Group Holdings 2011, Ltd., 6.875%, 7/8/20, GBP	2,300,000	3,531
(e),(f)	Co-operative Group Holdings 2011, Ltd., 7.500%, 7/8/26, GBP	1,400,000	2,141
(f)	TeamSystem Holding SPA, 7.375%, 5/15/20, EUR	2,000,000	2,369

	Total		9,192

	Finance (0.1%)
(f)	Lincoln Finance, Ltd., 6.875%, 4/15/21, 144A, EUR	300,000	354
(f)	Stonegate Pub Co. Financing PLC, 5.341%, 4/15/19, 144A, GBP	100,000	143
(f)	Stonegate Pub Co. Financing PLC, 5.341%, 4/15/19, GBP	200,000	285

	Total		782

	Healthcare (0.6%)
(f)	Valeant Pharmaceuticals International, Inc., 4.500%, 5/15/23, EUR	4,500,000	3,764

	Total		3,764

	Insurance (1.7%)
(f)	CNP Assurances, 7.375%, 9/30/41, GBP	1,000,000	1,544
(f)	Credit Agricole Assurances SA, 4.250%, 1/29/49, EUR	2,700,000	2,930
(f)	La Mondiale SAM, 5.050%, 12/29/49, EUR	2,400,000	2,690
(f)	NN Group NV, 4.500%, 7/15/49, EUR	2,600,000	2,872

	Total		10,036

	Materials (0.3%)
(f)	Ineos Finance PLC, 4.000%, 5/1/23, 144A, EUR	1,500,000	1,657

	Total		1,657

Multi-Sector Bond Portfolio

	Foreign Bonds (14.2%)	Shares/ Par	Value $ (000’s)

	Media (2.0%)
(f)	Altice Financing SA, 5.250%, 2/15/23, EUR	3,000,000	3,486
(f)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 3.500%, 1/15/27, EUR	100,000	110
(f)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.625%, 4/15/23, 144A, EUR	240,000	292
(f)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.625%, 4/15/23, EUR	160,000	195
(f)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.750%, 1/15/23, EUR	81,000	99
(f)	UPCB Finance IV, Ltd., 4.000%, 1/15/27, EUR	350,000	387
(f)	Virgin Media Secured Finance PLC, 4.875%, 1/15/27, GBP	3,100,000	4,241
(f)	Virgin Media Secured Finance PLC, 5.125%, 1/15/25, 144A, GBP	700,000	973
(f)	Ziggo Secured Finance BV, 3.750%, 1/15/25, EUR	2,200,000	2,447

	Total		12,230

	Municipal Bonds (0.5%)
(f)	Province of Ontario, 2.400%, 6/2/26, CAD	1,900,000	1,476
(f)	Province of Quebec, 2.750%, 9/1/25, CAD	1,900,000	1,530

	Total		3,006

	Structured Products (1.6%)
(f)	EMF-NL BV, 0.658%, 4/17/41, EUR	245,248	239
(f)	Enterprise Inns PLC, 6.875%, 5/9/25, GBP	1,000,000	1,422
(f)	Eurosail-NL BV, 1.358%, 10/17/40, EUR	163,283	181
(f)	Mitchells & Butlers Finance PLC, 1.041%, 12/15/30, GBP	78,129	95
(f)	Spirit Issuer PLC, 6.582%, 12/28/27, GBP	1,100,000	1,619
(f)	Tesco Property Finance 2 PLC, 6.052%, 10/13/39, GBP	1,271,414	1,746
(f)	Tesco Property Finance 6 PLC, 5.411%, 7/13/44, GBP	2,281,269	2,818

	Foreign Bonds (14.2%)	Shares/ Par	Value $ (000’s)

	Structured Products continued
(f)	Unique Pub Finance Co. PLC, 5.659%, 6/30/27, GBP	171,624	244
(f)	The Unique Pub Finance Co. PLC, 6.542%, 3/30/21, GBP	933,920	1,376

	Total		9,740

	Telecommunications (2.0%)
(f)	Altice Luxembourg SA, 7.250%, 5/15/22, EUR	2,300,000	2,586
(f)	Koninklijke KPN NV, 6.125%, 3/29/49, EUR	1,500,000	1,815
(f)	Numericable-SFR SAS, 5.375%, 5/15/22, EUR	100,000	116
(f)	Numericable-SFR SAS, 5.625%, 5/15/24, EUR	200,000	229
(f)	Orange SA, 5.000%, 10/29/49, EUR	3,100,000	3,651
(f)	TDC A/S, 5.625%, 2/23/23, GBP	100,000	161
(f)	Telenet Finance III Luxembourg SCA, 6.625%, 2/15/21, 144A, EUR	100,000	118
(f)	Telenet Finance V Luxembourg SCA, 6.250%, 8/15/22, 144A, EUR	100,000	123
(f)	Wind Acquisition Finance SA, 4.000%, 7/15/20, EUR	1,000,000	1,128
(f)	Wind Acquisition Finance SA, 7.000%, 4/23/21, EUR	1,900,000	2,073

	Total		12,000

	Total Foreign Bonds
	(Cost: $91,355)		85,335

	Governments (14.8%)	Shares/ $ Par

	Foreign Agencies (5.5%)
(k)	Banco do Brasil SA, 3.875%, 10/10/22	3,094,000	2,663
	Dolphin Energy, Ltd., 5.500%, 12/15/21, 144A	1,000,000	1,116
	DP World, Ltd., 6.850%, 7/2/37, 144A	200,000	204
(k)	Ecopetrol SA, 7.375%, 9/18/43	1,400,000	1,281
(k)	Eksportfinans ASA, 2.375%, 5/25/16	1,900,000	1,902
	Eksportfinans ASA, 5.500%, 5/25/16	200,000	201
	Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/23	3,000,000	2,970
(k)	Gazprom OAO Via Gaz Capital SA, 3.850%, 2/6/20	1,400,000	1,355

	Governments (14.8%)	Shares/ Par	Value $ (000’s)

	Foreign Agencies continued
(k)	Gazprom OAO Via Gaz Capital SA, 6.510%, 3/7/22	1,200,000	1,256
	Majapahit Holding BV, 7.250%, 6/28/17	100,000	106
	Majapahit Holding BV, 7.750%, 1/20/20	100,000	114
	Majapahit Holding BV, 7.750%, 1/20/20, 144A	800,000	914
	Majapahit Holding BV, 8.000%, 8/7/19	100,000	114
	Majapahit Holding BV, 8.000%, 8/7/19, 144A	600,000	685
	Nakilat, Inc., 6.267%, 12/31/33, 144A	613,186	687
	Pertamina Persero PT, 4.300%, 5/20/23, 144A	600,000	585
	Peru Enhanced Pass-Through Finance, Ltd., 0.000%, 5/31/18, 144A	67,240	64
	Perusahaan Listrik Negara PT, 5.500%, 11/22/21, 144A	600,000	647
	Petrobras Global Finance BV, 3.000%, 1/15/19	200,000	172
(b)	Petrobras Global Finance BV, 5.375%, 1/27/21	5,100,000	4,216
(k)	Petrobras Global Finance BV, 6.250%, 3/17/24	1,300,000	1,040
	Petrobras Global Finance BV, 6.850%, 6/5/15	700,000	488
(k)	Petroleos de Venezuela SA, 5.375%, 4/12/27	6,500,000	2,063
(k)	Petroleos de Venezuela SA, 5.500%, 4/12/37	5,200,000	1,651
(k)	Petroleos Mexicanos, 6.500%, 6/2/41	2,000,000	1,883
	Ras Laffan Liquefied Natural Gas Co., Ltd. III, 5.838%, 9/30/27, 144A	3,500,000	3,815
(f)	Sberbank of Russia Via SB Capital SA, 3.352%, 11/15/19, EUR	800,000	912
	Sberbank of Russia Via SB Capital SA, 5.717%, 6/16/21	200,000	205

	Total		33,309

	Foreign Governments (1.7%)
(f)	Autonomous Community of Catalonia, 4.750%, 6/4/18, EUR	500,000	566
(f),*	Heta Asset Resolution AG, 2.750%, 5/31/16, CHF	465,000	341
(f),*	Heta Asset Resolution AG, 4.250%, 10/31/16, EUR	1,600,000	1,284
(f),*	Heta Asset Resolution AG, 4.375%, 1/24/17, EUR	4,850,000	3,929

Multi-Sector Bond Portfolio

	Governments (14.8%)	Shares/ Par	Value $ (000’s)

	Foreign Governments continued
(f)	Indonesia Government International Bond, 3.375%, 7/30/25, 144A, EUR	3,300,000	3,743

	Total		9,863

	US Governments (0.6%)
(b)	US Treasury, 0.572%, 1/31/18	3,800,000	3,805

	Total		3,805

	Yankee Sovereign (7.0%)
	Columbia Government International Bond, 5.000%, 6/15/45	2,300,000	2,139
	Costa Rica Government International Bond, 7.000%, 4/4/44	700,000	632
	Costa Rica Government International Bond, 7.158%, 3/12/45	500,000	453
	Dominican Republic International Bond, 6.850%, 1/27/45	900,000	891
	Dominican Republic International Bond, 7.450%, 4/30/44	400,000	420
	El Salvador Government International Bond, 7.625%, 2/1/41	900,000	763
	El Salvador Government International Bond, 7.650%, 6/15/35	300,000	262
(k)	Indonesia Government International Bond, 5.125%, 1/15/45	4,050,000	4,028
(k)	Indonesia Government International Bond, 6.750%, 1/15/44	2,900,000	3,505
(k)	Kazakhstan Government International Bond, 5.125%, 7/21/25	5,200,000	5,355
(k)	Kazakhstan Government International Bond, 6.500%, 7/21/45	1,100,000	1,142
(f)	Mexico Government International Bond, 4.000%, 3/15/15, EUR	700,000	692
(k)	Mexico Government International Bond, 4.600%, 1/23/46	5,800,000	5,655
(k)	Mexico Government International Bond, 4.750%, 3/8/44	1,800,000	1,795
(k)	Panama Government International Bond, 6.700%, 1/26/36	1,900,000	2,422
	Panama Government International Bond, 8.125%, 4/28/34	100,000	135
(f)	Romanian Government International Bond, 2.875%, 10/28/24, EUR	900,000	1,076

	Governments (14.8%)	Shares/ Par	Value $ (000’s)

	Yankee Sovereign continued
(f)	Romanian Government International Bond, 3.625%, 4/24/24, EUR	700,000	882
(b)	Turkey Government International Bond, 5.125%, 3/25/22	6,000,000	6,307
(k)	Uruguay Government International Bond, 5.100%, 6/18/50	2,100,000	1,953
	Venezuela Government International Bond, 7.650%, 4/21/25	800,000	266
	Venezuela Government International Bond, 7.750%, 10/13/19	1,100,000	413
	Venezuela Government International Bond, 8.250%, 10/13/24	200,000	68
	Venezuela Government International Bond, 9.250%, 5/7/28	1,100,000	388
	Venezuela Government International Bond, 9.375%, 1/13/34	1,400,000	497

	Total		42,139

	Total Governments
	(Cost: $100,667)		89,116

	Municipal Bonds (2.4%)	Shares/ $ Par

	Municipal Bonds (2.4%)
	Alameda County Joint Powers Authority, Series 2010-A, 7.046%, 12/1/44 RB	100,000	140
	American Municipal Power, Inc., Series 2010-B, 7.834%, 2/15/41 RB	100,000	146
	Bay Area Toll Authority, Series 2010-S1, 6.918%, 4/1/40 RB	200,000	283
	Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/30 RB	100,000	95
	Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/47 RB	900,000	848
	Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 6.500%, 6/1/47 RB	300,000	299
	City of Chicago IL, 7.375%, 1/1/33 GO	200,000	205
	City of Chicago IL, 7.750%, 1/1/42 GO	1,300,000	1,296
	City of Riverside CA Electric Revenue, Series 2010-A, 7.605%, 10/1/40 RB	200,000	289

Municipal Bonds (2.4%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Indiana Finance Authority, Series 2009-B, 6.596%, 2/1/39 RB	300,000	404
Irvine Ranch Water District, Series 2010-B, 6.622%, 5/1/40 GO	100,000	135
Los Angeles County Public Works Financing Authority, Series 2010-B, 7.618%, 8/1/40 RB	200,000	293
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Series 2010-B, 6.568%, 7/1/37 RB	100,000	134
Metropolitan Transportation Authority, Series 2010-A2, 6.089%, 11/15/40 RB	500,000	662
Municipal Electric Authority of Georgia, 6.655%, 4/1/57 RB	200,000	244
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2011-A1, 5.508%, 8/1/37 RB	300,000	371
New York State Urban Development Corp., Series 2009-E, 5.770%, 3/15/39 RB	100,000	125
Orange County Local Transportation Authority, Series 2010-A, 6.908%, 2/15/41 RB	200,000	280
Port Authority of New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	200,000	229
Port Authority of New York & New Jersey, Series 2010, 5.647%, 11/1/40 RB, GO OF AUTH	1,100,000	1,366
Regents of the University of California Medical Center Pooled Revenue, Series 2010-H, 6.548%, 5/15/48 RB	100,000	136
San Diego County Regional Airport Authority, Series 2010-C, 6.628%, 7/1/40 RB	100,000	115
San Diego Redevelopment Agency Successor Agency, Series 2010-A, 7.625%, 9/1/30 TRAN	100,000	118

Multi-Sector Bond Portfolio

Municipal Bonds (2.4%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
State of California, Series 2010, 7.300%, 10/1/39 GO	200,000	293
State of California, Series 2010, 7.950%, 3/1/36 GO	900,000	1,089
Tobacco Settlement Finance Authority, Series 2007-A, 7.467%, 6/1/47 RB	1,155,000	1,033
Tobacco Settlement Financing Corp., Series 2007A, 6.706%, 6/1/46 RB	3,340,000	2,686
Triborough Bridge & Tunnel Authority, Series 2010-A2, 5.550%, 11/15/40 RB, GO OF AUTH	800,000	959

Total Municipal Bonds
(Cost: $11,950)		14,273

Structured Products (4.8%)

Structured Products (4.8%)
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2, 1.228%, 1/25/35	77,681	71
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1, 1.333%, 12/25/34	94,900	84
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4, 1.408%, 7/25/35	100,000	82
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2, 1.433%, 3/25/35	263,579	239
Aircraft Certificate Owner Trust, Series 2003-1A, Class E, 7.001%, 9/20/22 144A	211,166	223
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.381%, 9/25/45	6,839	7
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1, 1.303%, 7/25/34	45,880	41
Asset Backed Securities Corp. Home Equity Loan Trust, Series WMC 2005-HE5, Class M4, 1.333%, 6/25/35	200,000	168

Structured Products (4.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE4, Class M1, 1.672%, 8/15/33	44,266	42
Banc of America Commercial Mortgage Trust, Series 2007-3, Class A4, 5.543%, 6/10/49	80,337	82
Banc of America Commercial Mortgage Trust, Series 2007-4, Class A4, 5.741%, 2/10/51	67,471	70
Banc of America Funding Trust, Series 2007-D, Class 1A4, 0.662%, 6/20/47	139,815	132
Banc of America Funding Trust, Series 2007-6, Class A1, 0.723%, 7/25/37	128,649	108
Banc of America Funding Trust, Series 2005-H, Class 5A1, 2.870%, 11/20/35	228,022	199
Barclays Capital LLC, Series 2009-RR14, Class 2A2, 4.425%, 7/26/36 144A	73,666	59
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A, 2.848%, 7/25/34	20,260	20
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1, 4.397%, 11/25/36	309,908	216
Bear Stearns Asset Backed Securities I Trust, Series 2007-AQ1, Class A1, 0.543%, 4/25/31	18,056	18
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 1A2, 0.633%, 12/25/36	70,469	63
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A2, 0.633%, 4/25/37	370,192	367
Bear Stearns Asset Backed Securities I Trust, Series 2005-HE11, Class M1, 0.866%, 11/25/35	93,461	90
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1, 1.683%, 8/25/37	327,582	295

Structured Products (4.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A, 0.923%, 7/25/35	54,809	54
Citi Held For Asset Issuance, Series 2016-PM1, Class A, 4.650%, 4/15/25 144A	2,000,000	1,999
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.000%, 9/25/37	11,084	11
Citigroup Mortgage Loan Trust, Series 2007-AHL1, Class A2C, 0.643%, 12/25/36	100,000	71
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA, 2.932%, 9/25/37	32,743	29
Citigroup Mortgage Loan Trust, Series 2007-10, Class 2A3A, 3.123%, 9/25/37	145,841	122
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE3, Class M2, 1.153%, 9/25/35	300,000	281
Countrywide Alternative Loan Trust, Series 2007-0A3, Class 1A1, 0.573%, 4/25/47	68,152	57
Countrywide Alternative Loan Trust, Series 2006-OC9, Class A2A, 0.593%, 12/25/46	35,014	37
Countrywide Alternative Loan Trust, Series 2006-0A12, Class A1B, 0.622%, 9/20/46	44,964	37
Countrywide Alternative Loan Trust, Series 2006-0A17, Class 1A1A, 0.627%, 12/20/46	66,545	49
Countrywide Alternative Loan Trust, Series 2006-0A9, Class 2A1A, 0.642%, 7/20/46	20,013	14
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.758%, 11/20/35	14,634	12
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1, 1.831%, 1/25/36	37,284	34
Countrywide Alternative Loan Trust, Series 2006-OA6, Class 2A, 3.166%, 7/25/46	15,042	12

Multi-Sector Bond Portfolio

	Structured Products (4.8%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1, 4.491%, 5/25/36	31,030	26
	Countrywide Alternative Loan Trust, Series 2003-19CB, Class 2A1, 4.500%, 9/25/18	3,970	4
	Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3, 5.500%, 1/25/36	449,523	407
	Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.750%, 1/25/35	43,680	44
	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2, 6.000%, 5/25/37	398,260	314
	Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1, 6.500%, 8/25/32	29,102	29
	Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3, 0.573%, 7/25/37	89,946	78
	Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A3, 0.603%, 5/25/37	442,634	411
	Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A2, 0.613%, 8/25/36	355,253	348
	Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3, 0.723%, 7/25/36	100,000	88
	Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A3, 0.723%, 8/25/36	200,000	178
	Countrywide Asset-Backed Certificates, Series 2005-AB, Class 2A4, 0.783%, 3/25/36	103,281	99
	Countrywide Asset-Backed Certificates, Series 2005-14, Class 3A3, 0.783%, 4/25/36	95,717	94
	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6, 4.740%, 10/25/35	55,065	56
(e)	Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5, 4.946%, 7/25/36	100,000	79

Structured Products (4.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Countrywide Asset-Backed Certificates Trust, Series 2006-7, Class 2A3, 0.583%, 4/25/46	220,687	225
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A1, 1.311%, 4/25/46	58,466	32
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB8, Class 1A1X, 2.657%, 12/20/35	19,460	16
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 3A1, 2.791%, 10/25/35	35,126	30
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-9, Class A1, 6.000%, 5/25/36	293,035	265
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-16, Class 2A1, 6.500%, 11/25/36	39,848	35
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4, 5.941%, 9/15/39	136,028	141
Dryden XXII Senior Loan Fund, Series 2011-22A, Class A1R, 1.792%, 1/15/22 144A	467,955	464
Federal National Mortgage Association, Series 2003-W6, Class F, 0.783%, 9/25/42	36,426	36
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4, 0.573%, 9/25/36	144,377	135
First Franklin Mortgage Loan Trust, Series 2006-FF10, Class A4, 0.583%, 7/25/36	31,951	30
First Franklin Mortgage Loan Trust, Series 2005-FF12, Class A2B, 0.693%, 11/25/36	807,573	795
First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 2A1, 5.000%, 10/25/20	11,538	11
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5, 5.750%, 5/25/37	570,163	460

Structured Products (4.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A4, 5.543%, 12/10/49	100,000	101
GSAA Home Equity Trust, Series 2006-4, Class 4A2, 0.663%, 3/25/36	13,639	13
GSAMP Trust, Series 2007-NC1, Class A2A, 0.483%, 12/25/46	20,669	11
GSAMP Trust, Series 2007-FM2, Class A2B, 0.523%, 1/25/37	248,349	140
GSAMP Trust, Series 2004-WF, Class M2, 2.083%, 10/25/34	109,386	101
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 2.880%, 3/25/47	28,209	23
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 2.910%, 1/25/36	5,846	5
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1, 2.914%, 9/25/35	22,906	23
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.000%, 2/25/36	232,981	188
HarborView Mortgage Loan Trust, Series 2005-3, Class 2A1A, 0.672%, 6/19/35	49,103	43
HarborView Mortgage Loan Trust, Series 2005-10, Class 2A1A, 0.742%, 11/19/35	22,301	18
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4, 0.773%, 4/25/37	500,000	264
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 0.683%, 3/25/35	16,821	14
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4, 0.823%, 11/25/35	300,000	207
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class 2A1A, 0.673%, 7/25/35	4,228	4
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 0.733%, 7/25/35	22,953	19

Multi-Sector Bond Portfolio

Structured Products (4.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 5A1, 2.763%, 10/25/34	50,469	48
IXIS Real Estate Capital Trust, Series 2005-HE1, Class M3, 1.213%, 6/25/35	25,857	26
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1, 2.667%, 10/25/35	24,114	21
JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1, 2.688%, 7/25/35	33,811	33
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1, 4.633%, 6/25/37	159,312	142
JP Morgan Resecuritization Trust, Series 2009-10, Class 4A1, 0.926%, 3/26/37 144A	107,154	104
Lehman XS Trust, Series 2005-4, Class 1A3, 1.233%, 10/25/35	39,258	36
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR1, Class A1, 0.603%, 2/25/37	25,326	23
Merrill Lynch Mortgage Investors Trust, Series 2005-A6, Class 2A3, 0.813%, 8/25/35	76,403	68
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1, 0.883%, 2/25/47	1,260,875	817
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 5A1, 2.476%, 12/25/35	417,815	379
Merrill Lynch Mortgage Investors Trust, Series MLCC 2006-1, Class 1A, 2.667%, 2/25/36	14,510	13
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 4.170%, 5/25/36	37,611	34
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE8, Class A2C, 0.573%, 10/25/36	85,183	44
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE5, Class A2C, 0.683%, 3/25/37	83,771	37

Structured Products (4.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE7, Class A2C, 0.753%, 11/25/35	38,350	38
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5, 1.423%, 6/25/35	300,000	265
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31, 5.439%, 2/12/44	10,822	11
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-HE1, Class M1, 1.333%, 7/25/32	15,799	15
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1, 1.783%, 2/25/33	56,943	54
Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A1, 0.703%, 9/25/35	4,713	5
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A, 2.319%, 7/25/35	396,202	323
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 3.020%, 8/25/35	33,112	32
OneMain Financial Issuance Trust, Series 16-2A, Class A, 4.100%, 3/20/28 144A	1,000,000	1,006
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M1, 0.933%, 7/25/35	100,000	99
People’s Choice Home Loan Securities Trust, Series 2005-3, Class M2, 1.231%, 8/25/35	346,835	323
Residential Accredit Loans, Inc., Series 2007-QA1, Class A1, 0.573%, 1/25/37	46,697	37
Residential Accredit Loans, Inc., Series 2006-QA7, Class 1A1, 0.623%, 8/25/36	20,420	16
Residential Accredit Loans, Inc., Series 2006-QA8, Class A1, 0.623%, 9/25/36	46,433	35
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB2, 3.101%, 3/25/35	390,136	332

Structured Products (4.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.000%, 10/25/34	401,067	415
Residential Asset Mortgage Products, Series 2006-NC2, Class A2, 0.623%, 2/25/36	19,562	19
Residential Asset Mortgage Products, Series 2007-RP4, Class A, 0.786%, 11/25/46 144A	374,952	316
Residential Asset Mortgage Products, Series 2005-EFC4, Class M3, 0.913%, 9/25/35	300,000	267
Residential Asset Securities Corp., Series 2007-KS1, Class A3, 0.583%, 1/25/37	372,038	338
Residential Asset Securities Corp., Series 2007-KS3, Class AI4, 0.773%, 4/25/37	1,600,000	1,080
Residential Asset Securities Corp., Series 2006-EMX1, Class M1, 0.843%, 1/25/36	200,000	175
Rio Oil Finance Trust, 9.250%, 7/6/24 144A	2,400,000	1,488
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR5, Class A1B, 0.993%, 8/25/35	44,418	44
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2, 1.393%, 1/25/36	159,439	127
SLM Private Education Loan Trust, Series 2012-D, Class A1, 1.486%, 6/15/23 144A	6,714	7
SLM Private Education Loan Trust, Series 2011-B, Class A3, 2.686%, 6/16/42 144A	100,000	102
SLM Private Education Loan Trust, Series 2010-A, Class 1A, 3.450%, 5/16/44 144A	39,999	41
Soundview Home Loan Trust, Series 2006-3, Class A3, 0.593%, 11/25/36	503,529	419
Soundview Home Loan Trust, Series 2006-OPT2, Class A4, 0.713%, 5/25/36	200,000	155
Soundview Home Loan Trust, Series 2006-2, Class M2, 0.783%, 3/25/36	400,000	308

Multi-Sector Bond Portfolio

Structured Products (4.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Soundview Home Loan Trust, Series 2005-3, Class M3, 1.258%, 6/25/35	282,441	252
Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3, 1.408%, 12/25/35	562,465	493
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, 0.753%, 10/25/35	128,784	105
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3, 0.583%, 9/25/36	51,610	41
Structured Asset Investment Loan Trust, Series 2005-5, Class M2, 1.123%, 6/25/35	96,269	94
Structured Asset Investment Loan Trust, Series 2005-7, Class M2, 1.198%, 8/25/35	500,000	355
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1, 0.613%, 7/25/46	457,824	343
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2, 1.765%, 2/25/36	930,459	773
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-BC3, Class 2A2, 0.573%, 5/25/47	217,395	210
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4, 0.603%, 12/25/36	695,947	585
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class A6, 0.643%, 2/25/37	196,188	160
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL2, Class M1, 0.803%, 4/25/36 144A	100,000	85
Structured Asset Securities Corp. Trust, Series 2005-1, Class 1A1, 0.783%, 2/25/35	64,351	60

Structured Products (4.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Structured Asset Securitization Corp. Mortgage Pass Through Certificates, Series 2004-3, Class 4A1, 5.654%, 3/25/34	11,876	12
Suntrust Alternative Loan Trust, Series 2005-1F, Class 1A1, 1.083%, 12/25/35	38,636	29
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A, 0.693%, 3/25/36 144A	2,616,525	2,272
Voya CLO III, Ltd., Series 2006-3A, Class A1, 0.870%, 12/13/20 144A	191,489	190
WaMu Mortgage Pass Through Certificates, Series 2006-AR8, Class 2A1, 2.344%, 8/25/36	23,683	20
WaMu Mortgage Pass Through Certificates, Series 2006-AR2, Class 1A1, 2.517%, 3/25/36	521,409	463
WaMu Mortgage Pass Through Certificates, Series 2002-AR19, Class A6, 2.538%, 2/25/33	2,886	3
WaMu Mortgage Pass Through Certificates, Series 2007-HY1, Class 3A1, 4.221%, 2/25/37	8,425	8
WaMu Mortgage Pass Through Certificates, Series 2006-AR12, Class 3A3, 6.002%, 10/25/36	49,688	39
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2, 1.051%, 4/25/47	649,955	465
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1, 2.799%, 7/25/37	129,286	108
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 2.813%, 11/25/37	152,697	134
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 1A1, 2.867%, 3/25/35	48,917	49
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 2.908%, 7/25/36	388,803	363

	Structured Products (4.8%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1, 3.100%, 4/25/36	196,252	183

	Total Structured Products
	(Cost: $31,386)		29,210

	Bank Loan Obligations (3.0%)	Shares/ Par

	Bank Loan Obligations (3.0%)
	Albertson’s Holdings LLC, 5.000%, 8/8/19	1,176,000	1,176
	Charter Communications Operating LLC, 3.000%, 7/1/20	2,651,165	2,641
	CommScope, Inc., 3.750%, 5/21/20	199,500	198
	CSC Holdings LLC, 2.500%, 4/17/20	1,098,666	1,096
	Dell International, 4.000%, 4/29/20	3,944,937	3,938
	Endo Luxembourg Finance, 3.750%, 6/11/22	1,200,000	1,180
	Fortescue Metals Group, 3.750%, 6/30/19	994,911	839
	Grifols Worldwide Operations USA, Inc., 3.000%, 3/27/21	687,750	687
	Hilton Worldwide Finance LLC, 3.500%, 10/25/20	1,460,960	1,460
	Intelsat Jackson Holdings SA, 3.750%, 6/30/19	100,000	93
	Las Vegas Sands LLC, 3.250%, 12/19/20	494,700	494
	MGM Resorts International, 3.500%, 12/20/19	494,898	493
	NRG Energy, Inc., 2.750%, 7/1/18	866,536	856
	Rise, Ltd., 4.750%, 2/15/39	696,693	695
	Valeant Pharmaceuticals International, Inc., 3.750%, 8/5/20	994,000	935
(f)	Ziggo BV, 3.500%, 1/15/22, EUR	1,000,000	1,129

	Total Bank Loan Obligations
	(Cost: $18,195)		17,910

	Short-Term Investments (6.8%)	Shares/ $ Par

	Governments (6.8%)
(b)	US Treasury, 0.004%, 4/7/16	6,800,000	6,800
(b)	US Treasury, 0.007%, 4/14/16	3,939,000	3,939
(b)	US Treasury, 0.014%, 4/21/16	29,706,000	29,704

Multi-Sector Bond Portfolio

	Short-Term Investments (6.8%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
(b)	US Treasury, 0.017%, 4/28/16	262,000	262

	Total Short-Term Investments
	(Cost: $40,702)		40,705

	Total Investments (92.5%)
	(Cost: $583,261)(a)		556,401

	Other Assets, Less
	Liabilities (7.5%)		45,264

	Net Assets (100.0%)		601,665

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016 the value of these securities (in thousands) was $102,651 representing 17.0% of the net assets.

GO — General Obligation

RB — Revenue Bond

TRAN — Tax Allocation Bond

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CNY — China Yuan Renminbi

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican New Peso

MYR — Malaysian Ringgit

SGD — Singapore Dollar

THB — Thai Baht

TWD — Taiwan New Dollar

(a)	At March 31, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $583,261 and the net unrealized depreciation of investments based on that cost was $26,860 which is comprised of $11,114 aggregate gross unrealized appreciation and $37,974 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Euro Bund Future (Short) (Total Notional Value at March 31, 2016, $4,122)	23	6/16	$13
Euro Buxl Future (Long) (Total Notional Value at March 31, 2016, $1,818)	10	6/16	18
Euro-Bobl Future Medium-Term (Long) (Total Notional Value at March 31, 2016, $24,055)	166	6/16	(58)
US Five Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2016, $13,146)	109	6/16	61
US Ten Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2016, $55,269)	423	6/16	(114)
US Two Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2016, $21,870)	100	6/16	6
US Ultra Long Treasury Bond Futures (Long) (Total Notional Value at March 31, 2016, $8,797)	51	6/16	2

(c)	PIK — Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond — par value is foreign denominated

Multi-Sector Bond Portfolio

(h)	Forward foreign currency contracts outstanding on March 31, 2016.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Bank of America NA	AUD	3,991	3,059	4/16	$-	$(204)	$(204)
Buy	HSBC Bank USA NA	BRL	11,892	3,303	4/16	3	-	3
Sell	Goldman Sachs International	BRL	11,892	3,303	4/16	-	(331)	(331)
Sell	HSBC Bank USA NA	BRL	11,892	3,277	5/16	-	(1)	(1)
Sell	Citibank NA	CAD	3,862	2,974	4/16	-	(181)	(181)
Sell	Citibank NA	CHF	337	351	4/16	-	(13)	(13)
Sell	HSBC Bank USA NA	CNY	20,831	3,194	1/17	-	(170)	(170)
Sell	JP Morgan Chase Bank NA	CNY	37,586	5,763	1/17	-	(280)	(280)
Buy	Citibank NA	EUR	3,597	4,092	4/16	149	-	149
Buy	Goldman Sachs International	EUR	969	1,103	4/16	34	-	34
Buy	UBS AG	EUR	59,795	68,050	4/16	1,091	-	1,091
Sell	Bank of America NA	EUR	59,682	67,921	4/16	-	(2,149)	(2,149)
Sell	Citibank NA	EUR	1,192	1,357	4/16	-	(45)	(45)
Sell	HSBC Bank USA NA	EUR	604	687	4/16	-	(16)	(16)
Sell	JP Morgan Chase Bank NA	EUR	2,148	2,445	4/16	-	(105)	(105)
Sell	Royal Bank Of Canada	EUR	186	212	4/16	-	(3)	(3)
Sell	UBS AG	EUR	735	836	4/16	-	(12)	(12)
Sell	UBS AG	EUR	59,795	68,109	5/16	-	(1,093)	(1,093)
Buy	Goldman Sachs International	GBP	19,896	28,575	4/16	164	-	164
Sell	Citibank NA	GBP	244	350	4/16	1	-	1
Sell	Goldman Sachs International	GBP	251	360	4/16	-	(2)	(2)
Sell	HSBC Bank USA NA	GBP	19,401	27,864	4/16	-	(739)	(739)
Sell	Goldman Sachs International	GBP	19,896	28,578	5/16	-	(165)	(165)
Buy	HSBC Bank USA NA	JPY	695,495	6,181	4/16	1	-	1
Sell	Bank of America NA	JPY	695,495	6,181	4/16	31	-	31
Sell	HSBC Bank USA NA	JPY	695,495	6,186	5/16	-	(2)	(2)
Buy	BNP Paribas	KRW	3,388,562	2,959	5/16	160	-	160
Sell	Bank of America NA	KRW	1,642,430	1,434	5/16	-	(65)	(65)
Sell	Citibank NA	KRW	1,892,238	1,652	5/16	-	(94)	(94)
Sell	JP Morgan Chase Bank NA	KRW	3,388,562	2,959	5/16	-	(142)	(142)
Sell	JP Morgan Chase Bank NA	KRW	3,388,562	2,952	1/17	-	(155)	(155)
Sell	Citibank NA	MXN	216	12	5/16	-	- (m)	- (m)
Sell	BNP Paribas	MYR	12,199	3,113	5/16	-	(310)	(310)
Sell	Citibank NA	SGD	4,197	3,113	5/16	-	(113)	(113)
Sell	Goldman Sachs International	SGD	4,069	3,011	1/17	-	(204)	(204)
Sell	JP Morgan Chase Bank NA	THB	104,576	2,969	5/16	-	(45)	(45)
Sell	Bank of America NA	TWD	50,890	1,582	5/16	-	(71)	(71)
Sell	BNP Paribas	TWD	95,353	2,978	1/17	-	(144)	(144)

						$1,634	$(6,854)	$(5,220)

(i)	Written options on exchange traded futures contracts on March 31, 2016.

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call — CME 90 Day Euro $ Commodity	Bank of America NA	163.000	5/16	19	$8

(Premiums Received $8)					$8

CME — Chicago Mercantile Exchange

(j)	Swap agreements outstanding on March 31, 2016.

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000's)		Upfront Premium Paid/ (Received) (000's)	Unrealized Appreciation/ (Depreciation) (000's)	Market Value (000's)
Alcoa, Inc., 5.72%, 2/23/19	BNP Paribas	1.00%	6/21	3.779%	300	USD	$(16)	$(22)	$(38)
BMW Finance NV, 5.00%, 8/6/18	Citigroup Financial Products	1.00%	12/20	0.656%	400	EUR	(4)	12	8
BP Capital Markets America, Inc., 4.20%, 6/15/18	Barclays Bank PLC	1.00%	12/20	0.918%	700	EUR	(23)	26	3

Multi-Sector Bond Portfolio

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)		Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Casino Guichard Perrachon SA, 3.157%, 8/6/19	Barclays Bank PLC	1.00%	12/20	3.102%	400	EUR	$(58)	$16	$(42)
Casino Guichard Perrachon SA, 3.157%, 8/6/19	JP Morgan Chase Bank NA	1.00%	12/20	3.102%	300	EUR	(42)	11	(31)
Casino Guichard Perrachon Sa, 3.157%, 8/6/19	Morgan Stanley Capital Services	1.00%	12/20	3.102%	900	EUR	(131)	37	(94)
Chesapeake Energy Corp., 6.625%, 8/15/20	Goldman Sachs International	5.00%	6/20	33.820%	2,200	USD	71	(1,597)	(1,526)
Federal Republic of Brazil, 4.25%, 1/7/25	Barclays Bank PLC	1.00%	6/20	2.964%	1,900	USD	(96)	(51)	(147)
Freeport-Mcmoran, Inc., 3.55%, 3/1/22	BNP Paribas	1.00%	9/20	10.487%	100	USD	(15)	(18)	(33)
Freeport-Mcmoran, Inc., 3.55%, 3/1/22	Citibank NA	1.00%	9/20	10.487%	2,500	USD	(385)	(423)	(808)
Freeport-Mcmoran, Inc., 3.55%, 3/1/22	Goldman Sachs International	1.00%	9/20	10.487%	200	USD	(36)	(29)	(65)
Freeport-Mcmoran, Inc., 3.55%, 3/1/22	Morgan Stanley Capital Services	1.00%	9/20	10.487%	100	USD	(14)	(18)	(32)
Glencore Finance Europe SA, 6.50%, 2/27/19	JP Morgan Chase Bank NA	1.00%	9/20	4.632%	500	EUR	(49)	(32)	(81)
Hellenic Republic, 3.00%, 2/24/24	Goldman Sachs International	1.00%	6/16	53.480%	1,400	USD	(59)	(7)	(66)
Hellenic Republic, 3.00%, 2/24/24	Goldman Sachs International	1.00%	12/16	16.914%	2,200	USD	(405)	193	(212)
Kingdom of Saudi Arabia, 1.00%, 12/20/20	Barclays Bank PLC	1.00%	12/20	1.414%	1,000	USD	(24)	6	(18)
Republic of Peru, 8.75%, 11/21/33	Barclays Bank PLC	1.00%	3/23	1.923%	1,100	USD	(21)	(43)	(64)
Republic of Venezuela, 9.25%, 9/15/27	BNP Paribas	5.00%	9/20	58.940%	300	USD	(178)	(17)	(195)
Republic of Venezuela, 9.25%, 9/15/27	Citibank NA	5.00%	6/20	59.459%	5,900	USD	(2,755)	(1,009)	(3,764)
Republic of Venezuela, 9.25%, 9/15/27	HSBC Bank USA NA	5.00%	6/17	70.197%	200	USD	(5)	(89)	(94)
Republic of Venezuela, 9.25%, 9/15/27	HSBC Bank USA NA	5.00%	9/17	68.578%	120	USD	(6)	(55)	(61)
Republic of Venezuela, 9.25%, 9/15/27	HSBC Bank USA NA	5.00%	6/20	59.459%	100	USD	(48)	(16)	(64)
Russian Federation, 7.50%, 3/31/30	Barclays Bank PLC	1.00%	6/20	2.410%	1,400	USD	(109)	30	(79)
Russian Federation, 7.50%, 3/31/30	Barclays Bank PLC	1.00%	12/20	2.625%	2,100	USD	(214)	64	(150)
Russian Federation, 7.50%, 3/31/30	Goldman Sachs International	1.00%	6/20	2.410%	700	USD	(55)	16	(39)
Russian Federation, 7.50%, 3/31/30	Goldman Sachs International	1.00%	9/20	2.525%	400	USD	(38)	13	(25)
Russian Federation, 7.50%, 3/31/30	Goldman Sachs International	1.00%	9/20	2.525%	900	USD	(77)	19	(58)

Multi-Sector Bond Portfolio

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)		Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Russian Federation, 7.50%, 3/31/30	Goldman Sachs International	1.00%	12/20	2.625%	1,400	USD	$(138)	$38	$(100)
Russian Federation, 7.50%, 3/31/30	HSBC Bank USA NA	1.00%	12/20	2.625%	600	USD	(62)	19	(43)
Russian Federation, 7.50%, 3/31/30	JP Morgan Chase Bank NA	1.00%	9/20	2.525%	1,500	USD	(145)	49	(96)
Russian Federation, 7.50%, 3/31/30	JP Morgan Chase Bank NA	1.00%	12/20	2.625%	2,300	USD	(240)	76	(164)
Russian Federation, 7.50%, 3/31/30	UBS AG	1.00%	12/20	2.625%	800	USD	(89)	32	(57)
RWE AG, 5.75%, 2/14/33	Barclays Bank PLC	1.00%	3/22	1.797%	800	EUR	-	(40)	(40)
RWE AG, 5.75%, 2/14/33	JP Morgan Chase Bank NA	1.00%	3/22	1.797%	400	EUR	-	(21)	(21)
RWE AG, 5.75%, 2/14/33	Morgan Stanley Capital Services	1.00%	3/22	1.797%	100	EUR	1	(6)	(5)
Sprint Communications, Inc., 8.375%, 8/15/17	Citibank NA	5.00%	12/19	10.302%	300	USD	11	(56)	(45)
Teck Resources, Ltd., 3.15%, 1/15/17	BNP Paribas	1.00%	3/19	10.518%	600	USD	(10)	(133)	(143)
United Mexican States, 5.95%, 3/19/19	BNP Paribas	1.00%	12/22	1.905%	1,500	USD	(66)	(18)	(84)
United Mexican States, 5.95%, 3/19/19	JP Morgan Chase Bank NA	1.00%	12/22	1.905%	3,800	USD	(173)	(39)	(212)
Valeant Pharmaceuticals, 6.875%, 12/1/18	Goldman Sachs International	5.00%	6/16	7.960%	200	USD	-	(3)	(3)
Volkswagen International Finance NV, 5.375%, 5/22/18	Citigroup Financial Products	1.00%	12/20	1.682%	2,200	EUR	(169)	94	(75)
Volkswagen International Finance NV, 5.375%, 5/22/18	Morgan Stanley Capital Services	1.00%	12/20	1.682%	900	EUR	(91)	61	(30)

							$(5,963)	$(2,930)	$(8,893)

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation) (000’s)
6-Month Australian Bank Bill	3.00%	12/20	3,400	AUD	$(29)
6-Month JPY-LIBOR	1.25%	6/35	70,000	JPY	37

					$8

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation) (000’s)
3-Month USD-LIBOR	1.75%	12/18	13,300	USD	$(240)
6-Month GBP-LIBOR	1.50%	9/26	200	GBP	(2)
6-Month GBP-LIBOR	1.25%	9/21	4,700	GBP	(48)

					$(290)

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation) (000’s)
Markit CDX North America High Yield Index, Series 25	5.00%	12/20	4.289%	17,200	USD	$348
Markit CDX North America Investment Grade Index, Series 25	1.00%	12/20	0.888%	17,500	USD	206

						$554

(k)	Cash or securities with an aggregate value of $80,444 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on March 31, 2016.

(m)	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Bank Loan Obligations	$-	$17,215	$695
Governments	-	89,116	-
Foreign Bonds	-	85,335	-
Municipal Bonds	-	14,273	-
Corporate Bonds	-	279,852	-
Structured Products	-	29,210	-
Short-Term Investments	-	40,705	-
Other Financial Instruments^
Futures	100	-	-
Forward Currency Contracts	-	1,634	-
Written Options	8	-	-
Interest Rate Swaps	-	37	-
Credit Default Swaps	-	1,366	-
Total Assets:	$108	$558,743	$695
Liabilities:
Other Financial Instruments^
Futures	(172)	-	-
Forward Currency Contracts	-	(6,854)	-
Interest Rate Swaps	-	(319)	-
Credit Default Swaps	-	(3,742)	-
Total Liabilities:	$(172)	$(10,915)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

For the period ended March 31, 2016, there were transfers from Level 3 to Level 2 in the amount of $223 (in thousands). These transfers were the result of an increase in the quantity of observable inputs for securities that were previously priced by a third party vendor utilizing a broker quote.

Balanced Portfolio

Schedule of Investments

March 31, 2016 (unaudited)

	Investment Companies (93.6%)	Shares/ $ Par	Value $ (000’s)

	Domestic Equity (35.1%)
	iShares Russell 2000 ETF	62,650	6,930
	iShares Russell Mid-Cap ETF	52,572	8,565
(q)	Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	47,637,035	68,597
(q)	Northwestern Mutual Series Fund, Inc., Equity Income Portfolio	42,805,858	68,575
(q)	Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	25,760,833	68,550
(q)	Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio	49,511,166	136,552
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	64,405,612	68,527
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio	43,794,419	68,582
(q)	Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio	69,514,403	68,611
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio	27,368,977	83,694
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio	53,936,183	87,323
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio	8,511,976	18,999
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio	8,517,417	18,713

	Total		772,218

	Fixed Income (47.6%)
	iShares iBoxx $ High Yield Corporate Bond ETF	46,000	3,758
(q)	Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio	199,443,753	140,209
(q)	Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	704,750,328	905,604

	Total		1,049,571

	Foreign Equity (10.9%)
	iShares MSCI EAFE ETF	139,400	7,964
	iShares MSCI India ETF	370,000	10,027
(q)	Northwestern Mutual Series Fund, Inc., Emerging Markets Portfolio	10,353,901	8,469
(q)	Northwestern Mutual Series Fund, Inc., International Equity Portfolio	39,534,549	61,634
(q)	Northwestern Mutual Series Fund, Inc., International Growth Portfolio	13,754,459	17,441
(q)	Northwestern Mutual Series Fund, Inc., Research International Core Portfolio	164,892,334	134,882
	Vanguard FTSE Developed Markets ETF	18,615	668

	Total		241,085

	Total Investment Companies
	(Cost: $2,021,470)		2,062,874

	Short-Term Investments (4.9%)

	Federal Government & Agencies (4.9%)
	Federal Home Loan Bank, 0.290%, 5/12/16	3,600,000	3,599
	Federal Home Loan Bank, 0.290%, 5/25/16	5,000,000	4,998
	Federal Home Loan Bank, 0.300%, 5/18/16	3,600,000	3,599
	Federal Home Loan Bank, 0.330%, 4/27/16	10,000,000	9,999
	Federal Home Loan Bank, 0.360%, 4/15/16	5,000,000	5,000
	Federal Home Loan Bank, 0.360%, 6/21/16	5,000,000	4,997

	Short-Term Investments (4.9%)	Shares/ $ Par	Value $ (000’s)

	Federal Government & Agencies continued
	Federal Home Loan Bank, 0.370%, 4/21/16	5,000,000	4,999
	Federal Home Loan Bank, 0.380%, 4/25/16	5,000,000	4,999
	Federal Home Loan Bank, 0.390%, 4/18/16	7,000,000	6,999
	Federal Home Loan Bank, 0.390%, 6/23/16	5,000,000	4,996
	Federal Home Loan Bank, 0.390%, 6/28/16	3,000,000	2,998
	Federal Home Loan Bank, 0.390%, 6/30/16	2,000,000	1,998
	Federal Home Loan Bank, 0.400%, 5/27/16	5,000,000	4,998
	Federal Home Loan Bank, 0.400%, 5/31/16	5,000,000	4,998
	Federal Home Loan Bank, 0.400%, 6/10/16	5,000,000	4,997
	Federal Home Loan Bank, 0.410%, 5/23/16	3,000,000	2,999
	Federal Home Loan Bank, 0.410%, 6/16/16	5,000,000	4,997
	Federal Home Loan Bank, 0.500%, 6/1/16	5,000,000	4,997
	Federal Home Loan Mortgage Co., 0.380%, 5/10/16	5,000,000	4,999
	Federal Home Loan Mortgage Co., 0.400%, 5/18/16	5,000,000	4,998
(b)	Federal Home Loan Mortgage Co., 0.400%, 5/19/16	1,000,000	1,000
	Federal National Mortgage Association, 0.290%, 7/5/16	5,000,000	4,995
	Federal National Mortgage Association, 0.370%, 6/22/16	5,000,000	4,997

	Total Short-Term Investments
	(Cost: $108,140)		108,156

	Total Investments (98.5%)
	(Cost: $2,129,610)(a)		2,171,030

	Other Assets, Less
	Liabilities (1.5%)		32,772

	Net Assets (100.0%)		2,203,802

Balanced Portfolio

(a)	At March 31, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $2,129,610 and the net unrealized appreciation of investments based on that cost was $41,420 which is comprised of $69,034 aggregate gross unrealized appreciation and $27,614 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at March 31, 2016, $5,544)	54	6/16	$(5)

(q)	Affiliated Company

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$2,062,874	$-	$-
Short-Term Investments	-	108,156	-
Total Assets:	$2,062,874	$108,156	$-
Liabilities:
Other Financial Instruments^
Futures	(5)	-	-
Total Liabilities:	$(5)	$-	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Asset Allocation Portfolio

Schedule of Investments

March 31, 2016 (unaudited)

	Investment Companies (94.0%)	Shares/ $ Par	Value $ (000’s)

	Domestic Equity (45.5%)
	iShares Russell 2000 ETF	7,100	785
	iShares Russell Mid-Cap ETF	6,700	1,092
(q)	Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	6,562,163	9,449
(q)	Northwestern Mutual Series Fund, Inc., Equity Income Portfolio	5,896,126	9,446
(q)	Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	3,549,148	9,444
(q)	Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio	6,850,543	18,894
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	9,982,358	10,621
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio	6,787,852	10,630
(q)	Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio	9,577,494	9,453
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio	3,784,288	11,572
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio	7,428,657	12,027
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio	1,911,903	4,267
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio	2,013,024	4,423

	Total		112,103

	Fixed Income (32.8%)
	iShares iBoxx $ High Yield Corporate Bond Fund ETF	5,700	466
(q)	Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio	29,474,725	20,721
(q)	Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	46,345,112	59,553

	Total		80,740

	Foreign Equity (15.7%)
	iShares MSCI EAFE ETF	56,040	3,201
	iShares MSCI Emerging Markets ETF	31,025	1,063
	iShares MSCI India ETF	41,000	1,111
(q)	Northwestern Mutual Series Fund, Inc., Emerging Markets Portfolio	1,708,848	1,398
(q)	Northwestern Mutual Series Fund, Inc., International Equity Portfolio	5,996,587	9,349
(q)	Northwestern Mutual Series Fund, Inc., International Growth Portfolio	1,452,366	1,842
(q)	Northwestern Mutual Series Fund, Inc., Research International Core Portfolio	24,310,164	19,886
	Vanguard FTSE Developed Markets ETF	28,070	1,006

	Total		38,856

	Total Investment Companies
	(Cost: $227,614)		231,699

	Short-Term Investments (5.3%)

	Federal Government & Agencies (5.3%)
	Federal Home Loan Bank, 0.290%, 5/25/16	1,000,000	999
	Federal Home Loan Bank, 0.300%, 5/18/16	1,000,000	999
	Federal Home Loan Bank, 0.330%, 4/27/16	1,000,000	1,000
	Federal Home Loan Bank, 0.360%, 6/21/16	1,000,000	999
	Federal Home Loan Bank, 0.390%, 6/23/16	2,000,000	1,998

	Short-Term Investments (5.3%)	Shares/ $ Par	Value $ (000’s)

	Federal Government & Agencies continued
	Federal Home Loan Bank, 0.400%, 4/26/16	1,000,000	1,000
	Federal Home Loan Bank, 0.400%, 5/24/16	500,000	500
(b)	Federal Home Loan Bank, 0.400%, 5/27/16	500,000	500
	Federal Home Loan Bank, 0.400%, 5/31/16	500,000	500
	Federal Home Loan Bank, 0.400%, 6/9/16	500,000	500
	Federal Home Loan Bank, 0.400%, 6/10/16	500,000	500
	Federal Home Loan Bank, 0.410%, 5/23/16	1,000,000	999
	Federal Home Loan Bank, 0.410%, 6/6/16	500,000	500
	Federal Home Loan Bank, 0.410%, 6/16/16	500,000	500
	Federal Home Loan Bank, 0.500%, 6/1/16	1,000,000	1,000
	Federal Home Loan Mortgage Co., 0.380%, 5/10/16	500,000	500

	Total Short-Term Investments
	(Cost: $12,992)		12,994

	Total Investments (99.3%)
	(Cost: $240,606)(a)		244,693

	Other Assets, Less
	Liabilities (0.7%)		1,659

	Net Assets (100.0%)		246,352

Asset Allocation Portfolio

(a)	At March 31, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $240,606 and the net unrealized appreciation of investments based on that cost was $4,087 which is comprised of $8,303 aggregate gross unrealized appreciation and $4,216 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at March 31, 2016, $1,027)	10	6/16	$(1)

(q)	Affiliated Company

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$231,699	$-	$-
Short-Term Investments	-	12,994	-
Total Assets:	$231,699	$12,994	$-
Liabilities:
Other Financial Instruments^
Futures	(1)	-	-
Total Liabilities:	$(1)	$-	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Item 2.	Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: May 9, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: May 9, 2016

By:	/s/ Todd M. Jones
Todd M. Jones, Vice President,
Chief Financial Officer and Treasurer

Date: May 9, 2016